    As filed with the Securities and Exchange Commission on April 12, 2011



                                                             File Nos. 333-51950

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 27


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 227


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                               Michael K. Farrell

                                   President


                      MetLife Investors Insurance Company


                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on May 1, 2011 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS XC




                                                                     MAY 1, 2011




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



                               The annuity contract has 55 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 54 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio


     Janus Forty Portfolio

     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     T. Rowe Price Large Cap Value Portfolio

         (formerly Lord Abbett Growth and Income Portfolio)


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND, INC.:

     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS

(CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2011

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value   19
  .
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
for Certain
       Riders........................... 20
     Purchase Payment Credit............ 22
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 26
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 31
     Automatic Rebalancing Program...... 31
     Description of the MetLife Asset
Allocation
       Program.......................... 31
     Description of the American Funds
(Reg. TM) Asset
       Allocation Portfolios............ 32
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 32
     Description of the SSgA ETF         33
  Portfolios  .
     Voting Rights...................... 33
     Substitution of Investment Options  33
  .
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        35
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
Withdrawal
       Charge........................... 38
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39


     Annuity Options.................... 40
     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or           43
  Transfers  .
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders   43
  .
     Guaranteed Income Benefits......... 44
     Description of GMIB Plus II........ 46
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 53
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 55
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 60
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 61
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 65
     Guaranteed Minimum Accumulation     65
  Benefit  .
8. PERFORMANCE.......................... 70
9. DEATH BENEFIT........................ 70
     Upon Your Death.................... 70
     Standard Death Benefit - Principal  71
  Protection  .
     Optional Death Benefit - Annual     71
  Step-Up  .
     Optional Death Benefit - Enhanced   72
  Death Benefit
     Optional Death Benefit -            74
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 75
     General Death Benefit Provisions... 75
     Spousal Continuation............... 76
     Death of the Annuitant............. 76
     Controlled Payout.................. 77
10. FEDERAL INCOME TAX STATUS........... 77
     Taxation of Non-Qualified           77
  Contracts  .
     Taxation of Qualified Contracts.... 79
     Puerto Rico Tax Considerations..... 82
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 83
     Possible Tax Law Changes........... 83
11. OTHER INFORMATION................... 83
     MetLife Investors.................. 83
     The Separate Account............... 83
     Distributor........................ 84
     Selling Firms...................... 84
     Requests and Elections............. 86
     Ownership.......................... 87

  Legal Proceedings.....................  87
     Financial Statements...............  88
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  88
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 55 and 62
Annuitant................................................................ 87
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 40
Beneficiary.............................................................. 87
Benefit Base............................................................. 61
Business Day............................................................. 20
Contract Year............................................................ 44
Death Benefit Base....................................................... 72
Fixed Account............................................................ 18
Good Order............................................................... 86
Guaranteed Accumulation Amount........................................... 66
Guaranteed Withdrawal Amount............................................. 63
GWB Withdrawal Rate...................................................... 62
Income Base.............................................................. 46
Income Phase............................................................. 18
Investment Portfolios.................................................... 24
Joint Owners............................................................. 87
Non-Qualified Contract................................................... 77
Owner.................................................................... 87
Purchase Payment Credit.................................................. 22
Purchase Payment......................................................... 19
Qualified Contract....................................................... 77
Remaining Guaranteed Withdrawal Amount................................... 55
Separate Account......................................................... 83
Total Guaranteed Withdrawal Amount....................................... 55

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB).


As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. We will add a Purchase Payment Credit to your account value with respect to your initial purchase payment and any subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $25
                                          $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30



SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)


(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
  (Note 3)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.15%
  Death Benefits (Note 4)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from the account value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)





GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II                        Maximum charge: 1.50% of the Income Base
                                      (Note 2)
                                      Current charge: 1.00% of the Income Base
                                      (Note 2)

  GMIB Plus I                         Maximum charge: 1.50% of the Income Base
                                      (Note 2)
                                      Current charge: 0.80% of the Income Base
                                      (Note 2)

  GMIB II and GMIB I                  0.50% of the Income Base (Note 2)

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.60% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 3)
                                      Current charge: 1.25% of the Total Guaranteed
                                      Withdrawal Amount (Note 3)

  Lifetime Withdrawal Guarantee II    Maximum charge: 1.80% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 3)
                                      Current charge: 1.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 3)

  Lifetime Withdrawal Guarantee I     Maximum charge: 0.95% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 3)
                                      Current charge: 0.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 3)

  Lifetime Withdrawal Guarantee I     Maximum charge: 1.40% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 3)
                                      Current charge: 0.70% of the Total Guaranteed
                                      Withdrawal Amount (Note 3)


   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 2. On the issue date, the income base is equal to your initial purchase payment. The income base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term income base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal Benefit   Maximum charge: 1.00% of the Guaranteed
                                           Withdrawal Amount (Note 4)

                                           Current charge: 0.55% of the Guaranteed
                                           Withdrawal Amount (Note 4)

  Guaranteed Withdrawal Benefit            Maximum charge: 0.95% of the Guaranteed
                                           Withdrawal Amount (Note 4)
                                           Current charge: 0.50% of the Guaranteed
                                           Withdrawal Amount (Note 4)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 5)

ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit (issue age 69     Maximum charge: 1.50% of the Death Benefit
  or younger)                              Base (Note 6)

                                           Current charge: 0.75% of the Death Benefit Base
                                           (Note 6)

  Enhanced Death Benefit (issue age        Maximum charge: 1.50% of the Death Benefit
  70-75)                                   Base (Note 6)

                                           Current charge: 0.95% of the Death Benefit Base
                                           (Note 6)


   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Optional Death Benefit
- Enhanced Death Benefit" for a definition of the term death benefit base. The Enhanced Death Benefit rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.52%         1.37%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds (Reg. TM) Bond Portfolio   0.00%        0.55%          0.10%      0.38%      1.03%       0.00%         1.03%
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.04%      0.34%      0.93%       0.00%         0.93%
  Portfolio
 American Funds (Reg. TM) International    0.00%        0.55%          0.10%      0.53%      1.18%       0.00%         1.18%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%       0.00%         0.90%
 Clarion Global Real Estate Portfolio      0.62%        0.25%          0.07%      0.00%      0.94%       0.00%         0.94%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.05%      0.00%      1.02%       0.00%         1.02%
 Harris Oakmark International Portfolio    0.78%        0.25%          0.07%      0.00%      1.10%       0.01%         1.09%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.04%      0.00%      1.14%       0.02%         1.12%
 Janus Forty Portfolio                     0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.04%      0.00%      0.98%       0.00%         0.98%
 Legg Mason ClearBridge Aggressive         0.64%        0.25%          0.04%      0.00%      0.93%       0.00%         0.93%
  Growth
 Portfolio
 Loomis Sayles Global Markets Portfolio    0.69%        0.25%          0.10%      0.00%      1.04%       0.00%         1.04%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.03%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.07%      0.00%      1.00%       0.00%         1.00%
 Met/Eaton Vance Floating Rate Portfolio   0.61%        0.25%          0.08%      0.00%      0.94%       0.00%         0.94%
 Met/Franklin Low Duration Total Return    0.51%        0.25%          0.14%      0.00%      0.90%       0.03%         0.87%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.08%      0.00%      1.13%       0.00%         1.13%
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.94%        0.25%          0.18%      0.00%      1.37%       0.00%         1.37%
  Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.09%      0.00%      1.03%       0.03%         1.00%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%       0.00%         0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.00%         0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.05%      0.00%      0.94%       0.02%         0.92%
 Pioneer Strategic Income Portfolio        0.59%        0.15%          0.08%      0.00%      0.82%       0.00%         0.82%
 Rainier Large Cap Equity Portfolio        0.66%        0.25%          0.03%      0.00%      0.94%       0.00%         0.94%
 RCM Technology Portfolio                  0.88%        0.25%          0.09%      0.00%      1.22%       0.00%         1.22%
 T. Rowe Price Large Cap Value             0.57%        0.25%          0.02%      0.00%      0.84%       0.00%         0.84%
  Portfolio(1)
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.04%      0.00%      1.04%       0.00%         1.04%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
 Turner Mid Cap Growth Portfolio           0.78%        0.25%          0.06%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.60%        0.25%          0.04%      0.00%      0.89%       0.00%         0.89%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 Portfolio
 BlackRock Money Market Portfolio          0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%       0.00%         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.20%      0.00%      1.26%       0.00%         1.26%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.06%      0.01%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 Morgan Stanley EAFE (Reg. TM) Index       0.30%        0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
  Portfolio
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.01%      0.63%       0.00%         0.63%
 Van Eck Global Natural Resources          0.79%        0.25%          0.05%      0.01%      1.10%       0.00%         1.10%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.03%      0.00%      0.75%       0.01%         0.74%
  Government
 Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.07%        0.25%          0.01%      0.58%      0.91%       0.00%         0.91%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.62%      0.93%       0.00%         0.93%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.66%      0.97%       0.00%         0.97%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.74%      1.05%       0.00%         1.05%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.02%      0.74%      1.10%       0.01%         1.09%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.07%        0.55%          0.02%      0.37%      1.01%       0.00%         1.01%
  Allocation
 Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.02%      0.38%      1.01%       0.00%         1.01%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.07%        0.55%          0.02%      0.38%      1.02%       0.00%         1.02%
  Allocation
 Portfolio
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.02%      0.81%      1.13%       0.02%         1.11%
  Strategy
 Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.02%      0.28%      0.86%       0.00%         0.86%
 SSgA Growth ETF Portfolio                 0.33%        0.25%          0.03%      0.27%      0.88%       0.00%         0.88%





(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,437      (a)$2,664      (a)$3,837      (a)$6,893
    minimum       (b)$1,352      (b)$2,420      (b)$3,448      (b)$6,216


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$637      (a)$1,944      (a)$3,297      (a)$6,893
    minimum       (b)$552      (b)$1,700      (b)$2,908      (b)$6,216


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,097      (a)$1,629      (a)$2,084      (a)$3,246
    minimum       (b)$1,012      (b)$1,374      (b)$1,662      (b)$2,412


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$297      (a)$909     (a)$1,544      (a)$3,246
    minimum       (b)$212      (b)$654     (b)$1,122      (b)$2,412


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.



o You can make additional purchase payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds (Reg. TM) Asset Allocation portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios).


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy

Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.


OR


(B) You must allocate:


o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds (Reg. TM) Bond Portfolio

     Barclays Capital Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio


     Met/Franklin Low Duration Total Return Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) International Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio


     Harris Oakmark International Portfolio

     Janus Forty Portfolio

     Jennison Growth Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Loomis Sayles Global Markets Portfolio


     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley EAFE (Reg. TM) Index Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     Rainier Large Cap Equity Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     T. Rowe Price Large Cap Value Portfolio


     Van Kampen Comstock Portfolio


Platform 3
----------


     Goldman Sachs Mid Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:



   Your account value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


PURCHASE PAYMENT CREDIT


Your account value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply and if a non-natural person owns the contract, then the annuitant's age will apply.)


The Purchase Payment Credit is an amount equal to 5% of the purchase payment. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total purchase payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the T. Rowe Price Large Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Class XC is not available to purchase payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS

The contract offers 54 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio


     Janus Forty Portfolio

     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     T. Rowe Price Large Cap Value Portfolio

         (formerly Lord Abbett Growth and Income Portfolio)


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled.

When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds (Reg. TM) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/

Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, Morgan Stanley EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.



The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)


The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.



You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.



o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.



The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.




EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/

Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II and GMIB I are not available for sale.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base. For contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the income base.


If you selected the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

The GWB I rider is no longer available for purchase. Please check with your registered representative regarding which versions are available in your state.



If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the

Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.



A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider may not be available in your state. (Check with your registered representative regarding availability.)



For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the first day of the calendar month after the annuitant's 90th birthday. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee.



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


     The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. Current annuity option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



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


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two



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


types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of the investment performance of your account value during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II and GMIB I are not available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser prior to electing one of these riders.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE

GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or


    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:



(1) The GMIB Plus I income base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.



(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than

     10 years; this limitation only applies to joint annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (g)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). (See Appendix D for examples of the GMIB.)


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.


DESCRIPTION OF GMIB II


The GMIB II rider is no longer available for sale.


In states where approved, GMIB II was available only for owners up through age 75, and you could only elect GMIB

II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II income base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:



    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and



    b. the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


The GMIB I rider is not available for sale.


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:



(1) The GMIB I income base is calculated as described above for GMIB Plus II, except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.



(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). LWG I is only offered in states where LWG II has not yet been approved. GWB I is no longer available for purchase.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee), Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.



(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT



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


OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your




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



Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess

Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED

ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS
----
INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced



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


     proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining



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


Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first
-----



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


withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal

Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal

Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b)
                                    ------
the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (g)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.


You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;



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


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC

WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the

Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is no longer available for sale.


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen.No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the

GMAB rider.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*



                                         INCOME
                                       GUARANTEES
                                        GMIB PLUS
                                         I & II
 LIFETIME INCOME              Yes (after waiting period)
 BENEFIT RIDER INVOLVES                   Yes
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/       Prior to annuitization
 WAITING PERIOD                  Must wait 10 years to
                            annuitize under rider; Optional
                              Step-Up/2/ restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes
 MAY INVEST IN VARIABLE         Prior to annuitization
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                    Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take
                               lump-sum option under the
                                    GPO provisions
 DEATH BENEFIT             Prior to annuitization, contract
                              death benefit available/3/
 CURRENT RIDER CHARGES/4/        GMIB Plus II: 1.00%;
                                  GMIB Plus I: 0.80%



                                                        WITHDRAWAL
                                                        GUARANTEES
                                  LIFETIME WITHDRAWAL
                                   GUARANTEE I & II                     ENHANCED GWB
 LIFETIME INCOME            Yes (if first withdrawal on or                 No
                                  after age 59 1/2)
 BENEFIT RIDER INVOLVES                   No                               No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/                Yes                               Yes
 WAITING PERIOD             None (age 59 1/2 for lifetime                 None
                                     withdrawals)
 RESET/STEP-UP                           Yes                               Yes
 MAY INVEST IN VARIABLE                  Yes                               Yes
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                   Yes                               No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER       Yes, at 5th, 10th & 15th       Yes, within 90 days after 5th
                            contract anniversary, annually        contract anniversary
                           thereafter; or, lump-sum option
                            under the GPA provisions after
                                       15 years
 DEATH BENEFIT                Contract death benefit or      Ability to receive Benefit Base
                            alternate rider death benefit   in series of payments instead of
                            available; ability to receive        contract death benefit
                                 Remaining Guaranteed
                             Withdrawal Amount in series
                           of payments instead of contract
                                    death benefit
 CURRENT RIDER CHARGES/4/     LWG II: 1.25% (Single Life    0.55%
                            version) or 1.50% (Joint Life
                            version); LWG I: 0.50% (Single
                            Life version) or 0.70% (Joint
                                    Life version)

--------

* For descriptions of the GMIB I, GMIB II, and GWB I riders, which are no longer available for sale, please see "Living Benefits" above.


(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.


(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued before May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.



If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.




For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)



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OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit (EDB) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.



If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.



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For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "Purchase -

Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see "Expenses -
Death Benefit Rider Charges").



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the



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Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e)    The date you assign your contract;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on



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


          the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.



If the beneficiary under a Qualified Contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death.




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



For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the



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annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.



When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT.The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.



Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.




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The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.



Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.



TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in



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the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2011, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death




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benefits that could exceed the greater of premiums paid or the account balance.
The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2011. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits



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attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship



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distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of




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the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are



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credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of



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account value (less purchase payments received within the previous 12 months)
for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the



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


contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2010, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of

MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2010. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420         955,843.4372
  01/01/2009    to  12/31/2009        7.004420          8.919228       1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228          9.850085       1,947,629.4852
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300          8.943139          46,839.5498
  01/01/2009    to  12/31/2009        8.943139          9.873009         112,898.9900
  01/01/2010    to  12/31/2010        9.873009         10.314243         153,300.1883
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235       1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235          8.384885       2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885          9.369155       2,817,663.2734
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720         146,286.6549
  01/01/2009    to  12/31/2009        5.753720          7.868382         346,028.4400
  01/01/2010    to  12/31/2010        7.868382          9.167241         314,921.7158
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298          6.048679          88,636.9687
  01/01/2009    to  12/31/2009        6.048679          8.490229         253,027.1900
  01/01/2010    to  12/31/2010        8.490229          8.935936         251,717.4143
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443       1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443          9.327990       1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990         10.094473       1,926,725.3738
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921         1,050.4642
  01/01/2009    to  12/31/2009       12.346921         17.828224        62,347.0700
  01/01/2010    to  12/31/2010       17.828224         20.322814        96,853.0405
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747       119,020.1155
  01/01/2005    to  12/31/2005       12.820747         14.301354       452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246       378,227.5818
  01/01/2007    to  12/31/2007       19.374246         16.212180       296,865.2128
  01/01/2008    to  12/31/2008       16.212180          9.310030       272,766.8610
  01/01/2009    to  12/31/2009        9.310030         12.350911       276,749.2300
  01/01/2010    to  12/31/2010       12.350911         14.119798       240,895.6367
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762       144,699.6155
  01/01/2005    to  12/31/2005       11.959762         13.252669       356,825.1071
  01/01/2006    to  12/31/2006       13.252669         15.097059       434,701.8559
  01/01/2007    to  12/31/2007       15.097059         15.323863       344,335.6135
  01/01/2008    to  12/31/2008       15.323863          9.644499       240,041.7492
  01/01/2009    to  12/31/2009        9.644499         12.563686       157,907.5200
  01/01/2010    to  12/31/2010       12.563686         15.368239       124,562.1973
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.731522         11.716282       396,562.3124
  01/01/2004    to  12/31/2004       11.716282         13.903248       470,431.2235
  01/01/2005    to  12/31/2005       13.903248         15.639015       633,028.4390
  01/01/2006    to  12/31/2006       15.639015         19.841608       708,090.9103
  01/01/2007    to  12/31/2007       19.841608         19.316263       612,651.8756
  01/01/2008    to  12/31/2008       19.316263         11.242663       424,126.3200
  01/01/2009    to  12/31/2009       11.242663         17.165018       373,920.8600
  01/01/2010    to  12/31/2010       17.165018         19.676322       339,146.0570
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        8.687314         11.563798       248,139.8511
  01/01/2004    to  12/31/2004       11.563798         12.117839       309,357.5264
  01/01/2005    to  12/31/2005       12.117839         12.918267       611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142       553,414.3540
  01/01/2007    to  12/31/2007       14.524142         15.882719       454,153.4011
  01/01/2008    to  12/31/2008       15.882719          9.581346       412,600.5895
  01/01/2009    to  12/31/2009        9.581346         12.624541       386,283.9800
  01/01/2010    to  12/31/2010       12.624541         15.685173       333,357.9880
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       144.950960        148.918147               0.0000
============   ==== ==========       ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.706254         11.986389         218,443.2789
  01/01/2004    to  12/31/2004        11.986389         13.501246         161,115.3461
  01/01/2005    to  12/31/2005        13.501246         14.365513         137,230.5751
  01/01/2006    to  12/31/2006        14.365513         16.220973         134,582.3983
  01/01/2007    to  12/31/2007        16.220973         15.537282         137,261.7284
  01/01/2008    to  12/31/2008        15.537282          9.438452         122,521.4422
  01/01/2009    to  12/31/2009         9.438452         12.709651         133,468.2100
  01/01/2010    to  12/31/2010        12.709651         15.374940         133,230.1827
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003         5.488500          6.684840         539,599.5008
  01/01/2004    to  12/31/2004         6.684840          7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005         7.137295          7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006         7.981937          7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007         7.722873          7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008         7.775812          4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009         4.666062          6.108653         926,110.6800
  01/01/2010    to  12/31/2010         6.108653          7.445477         792,115.7498
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        10.246967         10.622902           1,563.1764
  01/01/2006    to  12/31/2006        10.622902         11.148484         505,894.7644
  01/01/2007    to  12/31/2007        11.148484         10.327747         357,208.5561
  01/01/2008    to  12/31/2008        10.327747          4.614768         397,019.5508
  01/01/2009    to  12/31/2009         4.614768          6.269067         404,485.0000
  01/01/2010    to  12/31/2010         6.269067          6.625444         357,682.8321
============   ==== ==========       ==========        ==========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988726         10.329074           4,845.5033
  01/01/2007    to  12/31/2007        10.329074         13.001983         108,711.2677
  01/01/2008    to  12/31/2008        13.001983          7.775588         169,321.2558
  01/01/2009    to  12/31/2009         7.775588         10.781012         149,217.3400
  01/01/2010    to  12/31/2010        10.781012         12.952026         136,322.4111
============   ==== ==========       ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.650777         16.036858         631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057         619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231         823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828         755,035.3702
  01/01/2007    to  12/31/2007       18.343828         19.243149         648,345.7027
  01/01/2008    to  12/31/2008       19.243149         15.421699         510,096.0497
  01/01/2009    to  12/31/2009       15.421699         20.768373         486,629.5600
  01/01/2010    to  12/31/2010       20.768373         23.100413         428,787.0772
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.446031         42.905952         529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002         641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417         598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289         551,658.2545
  01/01/2007    to  12/31/2007       56.187289         57.377185         486,247.6436
  01/01/2008    to  12/31/2008       57.377185         35.967814         411,273.3121
  01/01/2009    to  12/31/2009       35.967814         41.928431         395,436.6000
  01/01/2010    to  12/31/2010       41.928431         48.309957         368,915.5742
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312         16.548422         294,989.3528
  01/01/2009    to  12/31/2009       16.548422         20.617392         284,413.5500
  01/01/2010    to  12/31/2010       20.617392         25.482748         252,852.3917
============   ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877         10.212345           6,039.9426
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315          37,172.7960
  01/01/2009    to  12/31/2009        6.593315          8.107374         132,880.4000
  01/01/2010    to  12/31/2010        8.107374          8.862691         172,740.9336
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370         586,127.7145
  01/01/2009    to  12/31/2009        7.026370          8.893585         877,303.5700
  01/01/2010    to  12/31/2010        8.893585          9.636546       1,095,803.9949
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.405390          7.690349          95,392.7350
  01/01/2004    to  11/19/2004        7.690349          7.889764         121,982.2592
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301         10.886207               0.0000
  01/01/2010    to  12/31/2010       10.886207         12.170430           5,950.1434
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975         291,585.4002
  01/01/2007    to  12/31/2007       10.467975         14.080259          77,966.6976
  01/01/2008    to  12/31/2008       14.080259          6.164667         364,125.2526
  01/01/2009    to  12/31/2009        6.164667         10.254869         410,476.1700
  01/01/2010    to  12/31/2010       10.254869         12.485909         410,275.0363
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.311169          9.451731         189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240         651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052         854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560         785,254.8395
  01/01/2007    to  12/31/2007       15.908560         17.753236         652,235.7138
  01/01/2008    to  12/31/2008       17.753236         10.079197         596,720.4093
  01/01/2009    to  12/31/2009       10.079197         13.063369         540,968.0700
  01/01/2010    to  12/31/2010       13.063369         14.336647         491,102.2681
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.524949          7.931148         963,327.7346
  01/01/2004    to  12/31/2004        7.931148          8.308913       1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167         815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212         844,510.6626
  01/01/2007    to  12/31/2007        9.078212         10.214981         762,423.8995
  01/01/2008    to  12/31/2008       10.214981          5.436980         679,472.6189
  01/01/2009    to  12/31/2009        5.436980          7.692918         545,880.7200
  01/01/2010    to  12/31/2010        7.692918          8.286415         492,118.1202
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465         504,998.3737
  01/01/2004    to  12/31/2004       10.425465         11.189656         579,707.9113
  01/01/2005    to  12/31/2005       11.189656         11.170860         470,076.5019
  01/01/2006    to  12/31/2006       11.170860         11.042066         447,191.6871
  01/01/2007    to  12/31/2007       11.042066         12.045226         432,594.9317
  01/01/2008    to  12/31/2008       12.045226         11.042431         384,673.7109
  01/01/2009    to  12/31/2009       11.042431         12.834995         462,144.7100
  01/01/2010    to  12/31/2010       12.834995         13.618440         474,352.0973
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.576403         11.631034         1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053         1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714         1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484         1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484         13.191600         1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600         13.041402         1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402         15.155905         1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905         16.142116         1,292,032.1519
============   ==== ==========       =========         =========         ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754         16.037793            61,906.1300
  01/01/2010    to  12/31/2010       16.037793         18.306978            42,135.0744
============   ==== ==========       =========         =========         ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967         24.376105             8,891.5389
============   ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362            50,306.4617
  01/01/2008    to  12/31/2008        9.981362          5.718913           350,930.5917
  01/01/2009    to  12/31/2009        5.718913          6.940210           194,389.4800
  01/01/2010    to  12/31/2010        6.940210          7.884813           154,646.0355
============   ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.294819          4.580635            75,570.8187
  01/01/2004    to  12/31/2004        4.580635          4.315511           223,112.6920
  01/01/2005    to  12/31/2005        4.315511          4.717416           188,547.0776
  01/01/2006    to  12/31/2006        4.717416          4.893393           180,050.3606
  01/01/2007    to  12/31/2007        4.893393          6.336505           282,587.0288
  01/01/2008    to  12/31/2008        6.336505          3.465479           368,809.9524
  01/01/2009    to  12/31/2009        3.465479          5.424533           317,879.3700
  01/01/2010    to  12/31/2010        5.424533          6.820134           320,664.4901
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070          8.529438           115,046.5345
  01/01/2009    to  12/31/2009        8.529438         10.488347           232,249.8700
  01/01/2010    to  12/31/2010       10.488347         11.591023           287,201.3153
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225          7.819791            35,040.3316
  01/01/2009    to  12/31/2009        7.819791          9.940016            78,382.7900
  01/01/2010    to  12/31/2010        9.940016         11.172483           207,630.6194
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.743147          6.098811         776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710          9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240          5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290          8.214937         597,489.2400
  01/01/2010    to  12/31/2010        8.214937         10.327880         562,329.8372
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.458795         11.452136         399,465.3662
  01/01/2004    to  12/31/2004       11.452136         14.264232         484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476         566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717         591,268.6125
  01/01/2007    to  12/31/2007       18.067717         17.250907         491,801.0641
  01/01/2008    to  12/31/2008       17.250907         11.919451         361,320.7979
  01/01/2009    to  12/31/2009       11.919451         14.840417         328,782.6600
  01/01/2010    to  12/31/2010       14.840417         17.519779         289,746.7062
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863         119,838.9659
  01/01/2005    to  12/31/2005       11.103863         12.175337         112,476.1212
  01/01/2006    to  12/31/2006       12.175337         12.716515         120,339.3706
  01/01/2007    to  12/31/2007       12.716515         15.543311         134,321.4342
  01/01/2008    to  12/31/2008       15.543311          7.912081         166,760.8015
  01/01/2009    to  12/31/2009        7.912081         11.464744         131,729.3500
  01/01/2010    to  12/31/2010       11.464744         14.354847          75,894.6757
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052         11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694          7.244190         268,990.4271
  01/01/2009    to  12/31/2009        7.244190          9.028080         248,012.0600
  01/01/2010    to  12/31/2010        9.028080         10.209672         304,913.0645
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970         14.675475           5,525.9400
  01/01/2010    to  12/31/2010       14.675475         15.266288           8,220.3652
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743          9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723         10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348         10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329         10.588094       1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094         10.425239       1,205,546.9615
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.064681          9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.529282         10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087         14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819          8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125         11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436         12.676051       1,115,707.0529
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.057126          9.731099         383,417.5333
  01/01/2004    to  12/31/2004        9.731099         10.437354         495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506         12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182          8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513         11.090236         363,240.7200
  01/01/2010    to  12/31/2010       11.090236         12.155181         344,473.9317
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.904957         13.921813         479,429.6843
  01/01/2004    to  12/31/2004       13.921813         15.030239         577,898.4740
  01/01/2005    to  12/31/2005       15.030239         16.236413         400,291.0627
  01/01/2006    to  12/31/2006       16.236413         17.933554         397,406.9629
  01/01/2007    to  12/31/2007       17.933554         16.407030         360,709.1911
  01/01/2008    to  12/31/2008       16.407030          8.701509         297,363.5059
  01/01/2009    to  12/31/2009        8.701509         12.097394         272,777.0400
  01/01/2010    to  12/31/2010       12.097394         13.669557         225,373.0875
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319             0.0000
  01/01/2009    to  12/31/2009       10.133319         14.239504             0.0000
  01/01/2010    to  12/31/2010       14.239504         17.187816         3,017.5166
============   ==== ==========       =========         =========       ============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843         13.616598             0.0000
  01/01/2010    to  12/31/2010       13.616598         16.882236         2,093.8174
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.607628         10.418203       151,306.7151
  01/01/2004    to  12/31/2004       10.418203         11.311929       240,637.9726
  01/01/2005    to  12/31/2005       11.311929         11.627388       229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324       213,766.2941
  01/01/2007    to  12/31/2007       13.190324         13.635141       221,264.4210
  01/01/2008    to  12/31/2008       13.635141          8.424388       216,440.5197
  01/01/2009    to  12/31/2009        8.424388         10.446974       190,401.0500
  01/01/2010    to  12/31/2010       10.446974         11.779268       168,592.6342
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172         11.694698             0.0000
  01/01/2010    to  12/31/2010       11.694698         12.408974         1,637.9808
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792         13.846549             0.0000
  01/01/2010    to  12/31/2010       13.846549         17.252923         4,759.2141
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661         14.761175         6,395.6400
  01/01/2010    to  12/31/2010       14.761175         18.752786         6,699.3213
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317           590.2826
  01/01/2006    to  12/31/2006       15.524317         15.884610           956.2114
  01/01/2007    to  12/31/2007       15.884610         16.269782         1,574.9014
  01/01/2008    to  12/31/2008       16.269782         15.933627         7,981.1337
  01/01/2009    to  12/31/2009       15.933627         16.328707        46,000.8400
  01/01/2010    to  12/31/2010       16.328707         16.960653        52,317.2259
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009           716,752.1926
  01/01/2005    to  12/31/2005       10.689009         11.617570           750,229.0859
  01/01/2006    to  12/31/2006       11.617570         13.000581           825,320.3725
  01/01/2007    to  12/31/2007       13.000581         13.169061           841,388.5477
  01/01/2008    to  12/31/2008       13.169061          7.674018         1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018         10.022737         1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737         11.497114         1,364,615.6660
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980         2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980         10.962390         5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390         12.087152         7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152         12.481300         9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300          8.364141        10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141         10.569112        10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112         11.820410         9,751,532.9934
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092           156,250.0675
  01/01/2005    to  12/31/2005       10.109092         10.399957           513,441.3181
  01/01/2006    to  12/31/2006       10.399957         11.123726           823,532.3698
  01/01/2007    to  12/31/2007       11.123726         11.600009         1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009          9.062519         2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519         10.967254         2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254         11.975937         2,177,429.4981
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907         2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907         11.393996         5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996         12.744446         8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446         13.137431        11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431          8.036651        12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651         10.294738        11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738         11.706585        11,011,636.7263
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         885,476.6904
  01/01/2005    to  12/31/2005       10.229313         10.657886       1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886         11.568201       2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201         12.096278       3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278          8.763057       3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057         10.879096       3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096         12.040052       3,901,048.6063
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007643          6.975502        48,880.9327
  01/01/2009    to  12/31/2009        6.975502          8.829282        61,541.2700
  01/01/2010    to  12/31/2010        8.829282          9.692467        72,924.9044
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037642          8.906301             0.0000
  01/01/2009    to  12/31/2009        8.906301          9.773545           913.5200
  01/01/2010    to  12/31/2010        9.773545         10.149269         3,553.2300
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997644          6.326981        20,270.5561
  01/01/2009    to  12/31/2009        6.326981          8.300294        21,232.9500
  01/01/2010    to  12/31/2010        8.300294          9.219205        20,018.1294
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987645          5.729921         3,125.4730
  01/01/2009    to  12/31/2009        5.729921          7.788963        13,406.6400
  01/01/2010    to  12/31/2010        7.788963          9.020479        12,654.3949
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087639          6.023690            63.7191
  01/01/2009    to  12/31/2009        6.023690          8.404585        13,613.7200
  01/01/2010    to  12/31/2010        8.404585          8.792939        14,305.4939
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017643          7.645773             0.0000
  01/01/2009    to  12/31/2009        7.645773          9.233958           839.9100
  01/01/2010    to  12/31/2010        9.233958          9.932973         4,861.2391
============   ==== ==========       =========         =========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.404580         11.465407             0.0000
  01/01/2009    to  12/31/2009       11.465407         16.456463           537.5000
  01/01/2010    to  12/31/2010       16.456463         18.646966         1,114.7065
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         12.769274        22,447.5243
  01/01/2005    to  12/31/2005       12.769274         14.158993        19,184.8238
  01/01/2006    to  12/31/2006       14.158993         19.067100        34,145.2406
  01/01/2007    to  12/31/2007       19.067100         15.859122        33,032.5020
  01/01/2008    to  12/31/2008       15.859122          9.052459        29,580.1065
  01/01/2009    to  12/31/2009        9.052459         11.937341        17,190.0400
  01/01/2010    to  12/31/2010       11.937341         13.565479        15,697.8136
============   ==== ==========      ==========        ==========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.911720        25,778.8133
  01/01/2005    to  12/31/2005       11.911720         13.120742        31,100.7319
  01/01/2006    to  12/31/2006       13.120742         14.857622        30,114.6166
  01/01/2007    to  12/31/2007       14.857622         14.990114        30,895.7203
  01/01/2008    to  12/31/2008       14.990114          9.377703        28,696.8277
  01/01/2009    to  12/31/2009        9.377703         12.143060        26,153.5500
  01/01/2010    to  12/31/2010       12.143060         14.764987        24,945.6048
============   ==== ==========      ==========        ==========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.696787       506,856.3701
  01/01/2004    to  12/31/2004       11.696787         13.796898       553,532.0249
  01/01/2005    to  12/31/2005       13.796898         15.426843       543,145.3389
  01/01/2006    to  12/31/2006       15.426843         19.455725       141,355.6272
  01/01/2007    to  12/31/2007       19.455725         18.826620       122,635.2951
  01/01/2008    to  12/31/2008       18.826620         10.891774       117,807.6645
  01/01/2009    to  12/31/2009       10.891774         16.529776        84,509.7800
  01/01/2010    to  12/31/2010       16.529776         18.834917        82,056.0454
============   ==== ==========      ==========        ==========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        8.707674         11.544610        38,669.9169
  01/01/2004    to  12/31/2004       11.544610         12.025150        90,752.8772
  01/01/2005    to  12/31/2005       12.025150         12.743013        85,299.6740
  01/01/2006    to  12/31/2006       12.743013         14.241609        75,288.9697
  01/01/2007    to  12/31/2007       14.241609         15.480075        69,201.5686
  01/01/2008    to  12/31/2008       15.480075          9.282264        63,908.4030
  01/01/2009    to  12/31/2009        9.282264         12.157292        33,942.5400
  01/01/2010    to  12/31/2010       12.157292         15.014392        30,906.4196
============   ==== ==========      ==========        ==========       ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      122.432663        125.284241             0.0000
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.966439        54,341.9312
  01/01/2004    to  12/31/2004       11.966439         13.397939        61,980.1484
  01/01/2005    to  12/31/2005       13.397939         14.170585        59,073.6653
  01/01/2006    to  12/31/2006       14.170585         15.905432        51,517.8911
  01/01/2007    to  12/31/2007       15.905432         15.143385        47,587.1091
  01/01/2008    to  12/31/2008       15.143385          9.143843        23,244.5946
  01/01/2009    to  12/31/2009        9.143843         12.239277        22,919.3800
  01/01/2010    to  12/31/2010       12.239277         14.717456        21,212.0415
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.679283        79,878.7400
  01/01/2004    to  12/31/2004        6.679283          7.088585       133,548.1532
  01/01/2005    to  12/31/2005        7.088585          7.880192       120,601.0062
  01/01/2006    to  12/31/2006        7.880192          7.578917       114,696.6013
  01/01/2007    to  12/31/2007        7.578917          7.584961       105,753.0867
  01/01/2008    to  12/31/2008        7.584961          4.524155        95,673.9568
  01/01/2009    to  12/31/2009        4.524155          5.887432        85,488.1900
  01/01/2010    to  12/31/2010        5.887432          7.132966        78,346.8353
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245793         10.612431             0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037         7,451.1917
  01/01/2007    to  12/31/2007       11.071037         10.194281         9,367.9050
  01/01/2008    to  12/31/2008       10.194281          4.527670        13,958.4544
  01/01/2009    to  12/31/2009        4.527670          6.113936        14,655.4600
  01/01/2010    to  12/31/2010        6.113936          6.422871        19,457.1003
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.287545         4,868.5499
  01/01/2007    to  12/31/2007       10.287545         12.871882       615,180.8200
  01/01/2008    to  12/31/2008       12.871882          7.651494         8,432.1448
  01/01/2009    to  12/31/2009        7.651494         10.545536         8,671.6400
  01/01/2010    to  12/31/2010       10.545536         12.593441        10,028.0046
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.023387        70,847.6596
  01/01/2004    to  12/31/2004       16.023387         16.962368        94,381.8524
  01/01/2005    to  12/31/2005       16.962368         16.850487        82,897.2614
  01/01/2006    to  12/31/2006       16.850487         18.001792        60,664.9746
  01/01/2007    to  12/31/2007       18.001792         18.770781        48,773.9156
  01/01/2008    to  12/31/2008       18.770781         14.952834        35,821.4426
  01/01/2009    to  12/31/2009       14.952834         20.016618        33,956.1500
  01/01/2010    to  12/31/2010       20.016618         22.131133        34,884.6993
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.870218        53,594.2163
  01/01/2004    to  12/31/2004       42.870218         47.262240        76,378.2130
  01/01/2005    to  12/31/2005       47.262240         47.828763        78,043.2452
  01/01/2006    to  12/31/2006       47.828763         55.140128        53,101.9364
  01/01/2007    to  12/31/2007       55.140128         55.969125        50,867.2956
  01/01/2008    to  12/31/2008       55.969125         34.873955        48,053.5833
  01/01/2009    to  12/31/2009       34.873955         40.409933        45,891.2500
  01/01/2010    to  12/31/2010       40.409933         46.282060        43,820.8471
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.243660         15.236527             0.0000
  01/01/2009    to  12/31/2009       15.236527         18.869325             0.0000
  01/01/2010    to  12/31/2010       18.869325         23.182819             0.0000
============   ==== ==========       =========         =========        ===========
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055         10.170970        10,932.5409
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.566075             0.0000
  01/01/2009    to  12/31/2009        6.566075          8.025581             0.0000
  01/01/2010    to  12/31/2010        8.025581          8.720835         2,452.9490
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.997364        10,476.2593
  01/01/2009    to  12/31/2009        6.997364          8.803900        10,425.8200
  01/01/2010    to  12/31/2010        8.803900          9.482346        10,370.1286
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.683938        25,141.5150
  01/01/2004    to  11/19/2004        7.683938          7.841442        35,304.0861
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997644         10.842469             0.0000
  01/01/2010    to  12/31/2010       10.842469         12.049076             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.425858         753,820.0465
  01/01/2007    to  12/31/2007       10.425858         13.939329          12,101.9918
  01/01/2008    to  12/31/2008       13.939329          6.066196         534,420.8509
  01/01/2009    to  12/31/2009        6.066196         10.030731         555,585.7100
  01/01/2010    to  12/31/2010       10.030731         12.140074         567,535.9481
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.443844          49,077.1694
  01/01/2004    to  12/31/2004        9.443844         11.050305         103,508.3799
  01/01/2005    to  12/31/2005       11.050305         12.592178         114,335.3502
  01/01/2006    to  12/31/2006       12.592178         15.599096         124,181.5040
  01/01/2007    to  12/31/2007       15.599096         17.294487         112,131.8053
  01/01/2008    to  12/31/2008       17.294487          9.754781          75,382.9565
  01/01/2009    to  12/31/2009        9.754781         12.560971          54,304.1400
  01/01/2010    to  12/31/2010       12.560971         13.696086          51,801.9366
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.924557         167,998.8691
  01/01/2004    to  12/31/2004        7.924557          8.252214         207,315.2932
  01/01/2005    to  12/31/2005        8.252214          8.457958         198,468.0646
  01/01/2006    to  12/31/2006        8.457958          8.909009         151,247.1443
  01/01/2007    to  12/31/2007        8.909009          9.964302         135,456.1133
  01/01/2008    to  12/31/2008        9.964302          5.271626          94,366.2896
  01/01/2009    to  12/31/2009        5.271626          7.414348          82,934.7100
  01/01/2010    to  12/31/2010        7.414348          7.938615          74,398.5598
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.383711          67,629.1594
  01/01/2004    to  12/31/2004       10.383711         11.078005         118,194.4400
  01/01/2005    to  12/31/2005       11.078005         10.993406         102,294.9784
  01/01/2006    to  12/31/2006       10.993406         10.801814          90,783.3516
  01/01/2007    to  12/31/2007       10.801814         11.712300          79,057.4441
  01/01/2008    to  12/31/2008       11.712300         10.672796          61,304.2644
  01/01/2009    to  12/31/2009       10.672796         12.331203         135,064.5100
  01/01/2010    to  12/31/2010       12.331203         13.005643          63,367.0036
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.621236        98,043.6502
  01/01/2004    to  12/31/2004       11.621236         11.939873       116,235.2471
  01/01/2005    to  12/31/2005       11.939873         11.949254       115,792.6820
  01/01/2006    to  12/31/2006       11.949254         12.224156        99,569.6096
  01/01/2007    to  12/31/2007       12.224156         12.867717       108,465.8012
  01/01/2008    to  12/31/2008       12.867717         12.644921       110,410.1877
  01/01/2009    to  12/31/2009       12.644921         14.607287       173,819.3200
  01/01/2010    to  12/31/2010       14.607287         15.464763       116,265.5646
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.949352         14.577210             0.0000
  01/01/2010    to  12/31/2010       14.577210         16.540286             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.659764         12.186489           129.9118
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563182          9.971336             0.0000
  01/01/2008    to  12/31/2008        9.971336          5.678787             0.0000
  01/01/2009    to  12/31/2009        5.678787          6.850286             0.0000
  01/01/2010    to  12/31/2010        6.850286          7.736135             0.0000
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.576888         8,073.4456
  01/01/2004    to  12/31/2004        4.576888          4.286100        86,237.8160
  01/01/2005    to  12/31/2005        4.286100          4.657329        74,695.9361
  01/01/2006    to  12/31/2006        4.657329          4.802236        59,868.9506
  01/01/2007    to  12/31/2007        4.802236          6.181095        58,328.7885
  01/01/2008    to  12/31/2008        6.181095          3.360137        37,234.1792
  01/01/2009    to  12/31/2009        3.360137          5.228191        42,406.1100
  01/01/2010    to  12/31/2010        5.228191          6.534018        39,721.1697
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.211092          8.364414             0.0000
  01/01/2009    to  12/31/2009        8.364414         10.223891             0.0000
  01/01/2010    to  12/31/2010       10.223891         11.231233             0.0000
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.602704          7.668467             0.0000
  01/01/2009    to  12/31/2009        7.668467          9.689346             0.0000
  01/01/2010    to  12/31/2010        9.689346         10.825647             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.093768        97,565.2403
  01/01/2004    to  12/31/2004        6.093768          7.026802       102,787.2762
  01/01/2005    to  12/31/2005        7.026802          7.883783       124,522.1411
  01/01/2006    to  12/31/2006        7.883783          8.192170       130,870.0561
  01/01/2007    to  12/31/2007        8.192170          9.431038        99,988.5744
  01/01/2008    to  12/31/2008        9.431038          5.560923       100,071.9596
  01/01/2009    to  12/31/2009        5.560923          7.917536        77,340.5900
  01/01/2010    to  12/31/2010        7.917536          9.894508        71,598.8648
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.423552        57,950.9673
  01/01/2004    to  12/31/2004       11.423552         14.143335       131,602.8982
  01/01/2005    to  12/31/2005       14.143335         15.986141       123,576.1256
  01/01/2006    to  12/31/2006       15.986141         17.701553       109,231.5826
  01/01/2007    to  12/31/2007       17.701553         16.799572        96,389.9328
  01/01/2008    to  12/31/2008       16.799572         11.537811        85,588.1411
  01/01/2009    to  12/31/2009       11.537811         14.279284        56,406.5700
  01/01/2010    to  12/31/2010       14.279284         16.756599        54,225.9746
============   ==== ==========       =========         =========       ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.059226        27,883.7977
  01/01/2005    to  12/31/2005       11.059226         12.054083        25,960.0392
  01/01/2006    to  12/31/2006       12.054083         12.514719        25,632.0798
  01/01/2007    to  12/31/2007       12.514719         15.204687        26,340.0641
  01/01/2008    to  12/31/2008       15.204687          7.693113        22,697.3174
  01/01/2009    to  12/31/2009        7.693113         11.080783        17,899.8600
  01/01/2010    to  12/31/2010       11.080783         13.791207        16,139.9489
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998233         10.423314            71.6321
  01/01/2006    to  12/31/2006       10.423314         11.839967         6,930.2497
  01/01/2007    to  12/31/2007       11.839967         11.297995         7,457.9274
  01/01/2008    to  12/31/2008       11.297995          7.086015         4,804.2705
  01/01/2009    to  12/31/2009        7.086015          8.778122         4,115.8400
  01/01/2010    to  12/31/2010        8.778122          9.867669         4,115.5376
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.326289         13.725823         2,548.8400
  01/01/2010    to  12/31/2010       13.725823         14.193003         2,752.6005
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.813406          9.867629         8,189.4934
  01/01/2006    to  12/31/2006        9.867629         10.097874       276,084.9819
  01/01/2007    to  12/31/2007       10.097874         10.357706       107,889.6771
  01/01/2008    to  12/31/2008       10.357706         10.400275       236,644.1043
  01/01/2009    to  12/31/2009       10.400275         10.204821        63,529.5900
  01/01/2010    to  12/31/2010       10.204821          9.987747        55,552.6665
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666          9.975351         3,729.0869
  01/01/2004    to  12/31/2004        9.975351          9.825200       115,294.5512
  01/01/2005    to  04/30/2005        9.825200          9.814024             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.720865       123,305.0583
  01/01/2004    to  12/31/2004       10.720865         11.766181       220,479.9066
  01/01/2005    to  12/31/2005       11.766181         12.683972       226,324.3938
  01/01/2006    to  12/31/2006       12.683972         14.203378       216,238.0055
  01/01/2007    to  12/31/2007       14.203378         14.515661       205,193.4900
  01/01/2008    to  12/31/2008       14.515661          8.600388       161,254.8600
  01/01/2009    to  12/31/2009        8.600388         11.096531       154,385.0100
  01/01/2010    to  12/31/2010       11.096531         12.144019       145,632.1539
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.706811        58,601.4852
  01/01/2004    to  12/31/2004        9.706811         10.348857       106,230.6217
  01/01/2005    to  12/31/2005       10.348857         11.500611        95,818.8608
  01/01/2006    to  12/31/2006       11.500611         11.540713       107,420.7671
  01/01/2007    to  12/31/2007       11.540713         12.580182       112,757.2923
  01/01/2008    to  12/31/2008       12.580182          7.812070       102,270.2484
  01/01/2009    to  12/31/2009        7.812070         10.670910        99,426.8100
  01/01/2010    to  12/31/2010       10.670910         11.625674        94,223.7130
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.910207        58,582.1653
  01/01/2004    to  12/31/2004       13.910207         14.927620        69,799.8645
  01/01/2005    to  12/31/2005       14.927620         16.029400        68,236.6774
  01/01/2006    to  12/31/2006       16.029400         17.599301        56,377.1887
  01/01/2007    to  12/31/2007       17.599301         16.004327        46,428.0054
  01/01/2008    to  12/31/2008       16.004327          8.436834        46,275.0501
  01/01/2009    to  12/31/2009        8.436834         11.659237        43,143.8800
  01/01/2010    to  12/31/2010       11.659237         13.095713        38,171.1823
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063482         10.123009             0.0000
  01/01/2009    to  12/31/2009       10.123009         14.139917         4,100.5900
  01/01/2010    to  12/31/2010       14.139917         16.965664         4,149.6097
============   ==== ==========       =========         =========        ===========
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.369888         12.862148         2,563.4100
  01/01/2010    to  12/31/2010       12.862148         15.851575         3,207.5051
============   ==== ==========       =========         =========        ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.400893         7,839.8126
  01/01/2004    to  12/31/2004       10.400893         11.225412        42,520.7149
  01/01/2005    to  12/31/2005       11.225412         11.468098        63,283.2120
  01/01/2006    to  12/31/2006       11.468098         12.929453        55,743.0876
  01/01/2007    to  12/31/2007       12.929453         13.282412        54,896.2502
  01/01/2008    to  12/31/2008       13.282412          8.155452        58,151.5580
  01/01/2009    to  12/31/2009        8.155452         10.050954        77,304.1500
  01/01/2010    to  12/31/2010       10.050954         11.262766        63,760.7590
============   ==== ==========       =========         =========        ===========
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.529717         10.937583         8,179.4800
  01/01/2010    to  12/31/2010       10.937583         11.536271         5,093.2388
============   ==== ==========       =========         =========        ===========
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.573423         12.950054         1,321.0800
  01/01/2010    to  12/31/2010       12.950054         16.039473         1,165.6932
============   ==== ==========       =========         =========        ===========
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.583061         14.657853             0.0000
  01/01/2010    to  12/31/2010       14.657853         18.510258             0.0000
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.605215         14.517878           103.6772
  01/01/2006    to  12/31/2006       14.517878         14.766198         6,672.5894
  01/01/2007    to  12/31/2007       14.766198         15.033298         7,610.3114
  01/01/2008    to  12/31/2008       15.033298         14.634377        19,794.0927
  01/01/2009    to  12/31/2009       14.634377         14.907545         6,925.8800
  01/01/2010    to  12/31/2010       14.907545         15.391866         6,321.9762
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298488         10.678836         126,194.2408
  01/01/2005    to  12/31/2005       10.678836         11.537305         204,428.2211
  01/01/2006    to  12/31/2006       11.537305         12.833744         213,487.9092
  01/01/2007    to  12/31/2007       12.833744         12.921851         267,955.4271
  01/01/2008    to  12/31/2008       12.921851          7.484650         234,364.9173
  01/01/2009    to  12/31/2009        7.484650          9.716919         215,683.0600
  01/01/2010    to  12/31/2010        9.716919         11.079702         191,282.3535
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098702         10.383084         221,035.4304
  01/01/2005    to  12/31/2005       10.383084         10.886632         824,330.7893
  01/01/2006    to  12/31/2006       10.886632         11.932019         852,884.4112
  01/01/2007    to  12/31/2007       11.932019         12.246994       1,101,086.6199
  01/01/2008    to  12/31/2008       12.246994          8.157789       1,017,604.9829
  01/01/2009    to  12/31/2009        8.157789         10.246702         980,210.2600
  01/01/2010    to  12/31/2010       10.246702         11.391333         947,612.3954
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938873         10.099461               0.0000
  01/01/2005    to  12/31/2005       10.099461         10.328069          23,385.1990
  01/01/2006    to  12/31/2006       10.328069         10.980934         122,310.6631
  01/01/2007    to  12/31/2007       10.980934         11.382233         149,384.0281
  01/01/2008    to  12/31/2008       11.382233          8.838978         105,798.1050
  01/01/2009    to  12/31/2009        8.838978         10.632764          97,952.2600
  01/01/2010    to  12/31/2010       10.632764         11.541269         122,501.1502
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238552         10.593813         519,322.8433
  01/01/2005    to  12/31/2005       10.593813         11.315268       1,045,248.5657
  01/01/2006    to  12/31/2006       11.315268         12.580887       1,227,264.7078
  01/01/2007    to  12/31/2007       12.580887         12.890813       1,378,763.0312
  01/01/2008    to  12/31/2008       12.890813          7.838350       1,451,296.6155
  01/01/2009    to  12/31/2009        7.838350          9.980646       1,456,331.1400
  01/01/2010    to  12/31/2010        9.980646         11.281589       1,390,819.0800
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008797         10.219569        57,383.5137
  01/01/2005    to  12/31/2005       10.219569         10.584224       266,262.7790
  01/01/2006    to  12/31/2006       10.584224         11.419715       297,434.6508
  01/01/2007    to  12/31/2007       11.419715         11.869193       322,514.3453
  01/01/2008    to  12/31/2008       11.869193          8.546884       395,891.1266
  01/01/2009    to  12/31/2009        8.546884         10.547270       394,858.1900
  01/01/2010    to  12/31/2010       10.547270         11.603037       390,184.1750
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



AMERICAN FUNDS (Reg. TM) BOND PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) INTERNATIONAL PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: ING Clarion Real Estate Securities LLC



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.



LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO



SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO



SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



LORD ABBETT MID CAP VALUE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.



MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (formerly Lord Abbett Growth and Income Portfolio)


SUBADVISER: T. Rowe Price Associates, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MORGAN STANLEY EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE (Reg. TM) Index.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the performance of the Russell 2000 (Reg. TM) Index.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 5% and that a $12,000 purchase payment plus the 5% purchase payment credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 purchase payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a purchase payment credit of 5% and a second purchase payment of $6,000 plus the 5% purchase payment credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 purchase payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,600             $2,000           $10,600          $10,600
    2                                $2,000           $ 8,643          $ 8,643
    3                                $2,000           $ 6,678          $ 6,678
    4*           $ 6,300             $3,000           $10,006          $ 3,706         $6,300
    5                                $3,000           $ 7,041          $   721         $6,321
    6                                $3,000           $ 4,065                0         $4,065
    7                                $3,000           $ 1,078                0         $1,078
    8                                $1,082                 0                0              0

* At the beginning of the 4th month, a $6,000 purchase payment and a purchase payment credit of $300 is added to the EDCA Account. This amount ($6,300) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,706 in the 1st Payment Bucket ($6,678 (1st Payment Bucket account value from the 3rd month) + $28 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,706). The total EDCA Account Value at the beginning of the 4th month is $10,006 ($3,706 in the 1st Payment Bucket + $6,300 in the 2nd Payment Bucket = $10,006).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 5% and that a $24,000 purchase payment plus the 5% purchase payment credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 purchase payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a purchase payment credit of 5% and a second purchase payment of $12,000 plus the 5% purchase payment credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 purchase payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $25,200                   $2,000           $23,200          $23,200
    2                                $2,000           $21,295          $21,295
    3                                $2,000           $19,381          $19,381
    4                                $2,000           $17,460          $17,460
    5                                $2,000           $15,531          $15,531
    6*     $12,600                   $3,000           $25,195          $12,595         $12,600
    7                                $3,000           $22,287          $ 9,646         $12,641
    8                                $3,000           $19,368          $ 6,685         $12,683
    9                                $3,000           $16,437          $ 3,712         $12,724
   10                                $3,000           $13,493          $   728         $12,766
   11                                $3,000           $10,538                0         $10,538
   12                                $3,000           $ 7,573                0         $ 7,573
   13                                $3,000           $ 4,597                0         $ 4,597
   14                                $3,000           $ 1,613                0         $ 1,613
   15                                $1,618                 0                0               0

* At the beginning of the 6th month, a $12,000 purchase payment and a purchase payment credit of $600 is added to the EDCA Account. This amount ($12,600) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,595 in the 1st Payment Bucket ($15,531 (1st Payment Bucket account value from the 5th month) + $64 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,595). The total EDCA Account Value at the beginning of the 6th month is $25,195 ($12,595 in the 1st Payment Bucket + $12,600 in the 2nd Payment Bucket = $25,195).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000 and the contract owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.



At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 81)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2011              $100,000
   B    Account Value                                 10/1/2012              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2012           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2013              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2013              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2013              $  9,000
   G    Percentage Reduction in Account               10/2/2013                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2013              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2013           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2013              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/13 and 10/2/13 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2011              $100,000
   B    Account Value                                       10/1/2012              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2012           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2013              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2013              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2013              $  9,000
   G    Percentage Reduction in Account                     10/2/2013                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2013              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2013           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2013              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/13 and 10/2/13 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2011             $100,000
    B    Account Value                              10/1/2012 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2012             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2012             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2012          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2013 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2013             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2013          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2013             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2013             $  9,000
    G    Percentage Reduction in Account                    10/2/2013                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2013             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2013          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2013          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2013             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/13 and 10/02/13 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2011, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2011.


SAI-0511MOXC

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     4
CALCULATION OF PERFORMANCE INFORMATION       5
  .
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions        8
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    75

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2010, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2010, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of MetLife Investors Insurance Company, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of General American Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2010, have been audited by Deloitte
& Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended
December 31, 2010, filed on February 25, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) Amendment No. 1 on Form 10-K/A filed with the SEC on March 1, 2011 (File No. 001-15787) to MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2010, can be viewed on the SEC website at www.sec.gov;

(iii) MetLife's Current Report on Form 8-K filed with the SEC on March 1, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iv) MetLife's Current Report on Form 8-K filed with the SEC on March 2, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(v) MetLife's Current Report on Form 8-K filed with the SEC on March 4, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(vi) MetLife's Current Report on Form 8-K filed with the SEC on March 7, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(vii) MetLife's Current Report on Form 8-K filed with the SEC on March 9, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(viii) MetLife's Current Report on Form 8-K filed with the SEC on March 21, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(ix) MetLife's Current Report on Form 8-K filed with the SEC on March 23, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2010             $67,733,296              $0
2009             $74,046,968              $0
2008             $85,020,359              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2010 ranged from $531 to $ 17,875,819*. The amount of commissions paid to selected selling firms during 2010 ranged from $183 to $34,115,919. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2010 ranged from $714 to $51,991,738*.


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2010 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.

Associated Securities Corp.
AXA Advisors LLC
Bancwest Investment Services, Inc.
Capital Investment Brokerage, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.
Infinex Investments, Inc.
InterSecurities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Investment Professionals, Inc.
Investors Captial Corp.
Janney Montgomery Scott, LLC
J.J.B. Hilliard, W.L. Lyons, LLC
J. P. Turner & Company
Key Investment Services LLC
Lincoln Financial Advisors, Corp.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
Merrill Lynch, Inc.
Merrill Lynch Insurance Group
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Inc.
M&T Securities Inc.
National Planning Holdings Corporation
National Securities Corp.
NEXT Financial Group
NFP Securities, Inc.
Oppenheimer & Co., Inc.
Pacific West Securities, Inc.
Planning Corporation of America
PNC Investments LLC
Primerica
ProEquities, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Robert W. Baird & Co. Incorporated
Royal Alliance Associates, Inc.
Sammons Securities Company, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
SII Investments, Inc.
Sorento Pacific Financial, LLC
StagePoint Financial, Inc.
Stifel Nicolaus & Company
Transamerica Financial Advisors, Inc.
Tower Square Securities, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners Financial Services of America
UVEST Financial Services Group, Inc.

Valmark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisers, LLC
Wells Fargo Advisers Financial Network, LLC
Wells Fargo Investments, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the required minimum distribution("RMD")requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2010. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS XC


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592        262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173        293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637        437,715.0320
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988         26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360         53,615.6600
  01/01/2010    to  12/31/2010        9.856360        10.286561         44,248.9136
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852        301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726        348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994        362,485.6331
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746         25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089        111,585.8100
  01/01/2010    to  12/31/2010        7.855089         9.142614        112,723.6956
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506         11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894         57,516.1200
  01/01/2010    to  12/31/2010        8.475894         8.911941         53,555.2900
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890         17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380         46,153.6390
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153        166,923.8607
  01/01/2005    to  12/31/2005       12.812153        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741        188,983.5826
  01/01/2005    to  12/31/2005       11.951741        13.230588        192,469.8754
  01/01/2006    to  12/31/2006       13.230588        15.056884        196,663.5853
  01/01/2007    to  12/31/2007       15.056884        15.267724        183,925.9084
  01/01/2008    to  12/31/2008       15.267724         9.599510        145,317.0505
  01/01/2009    to  12/31/2009        9.599510        12.492580        135,131.6800
  01/01/2010    to  12/31/2010       12.492580        15.266007        115,778.2577
============   ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.929396            655.0284
  01/01/2002    to  12/31/2002       10.929396         8.805453        175,758.5084
  01/01/2003    to  12/31/2003        8.805453        11.690181        890,875.6228
  01/01/2004    to  12/31/2004       11.690181        13.858377        689,649.6331
  01/01/2005    to  12/31/2005       13.858377        15.573010        541,506.2615
  01/01/2006    to  12/31/2006       15.573010        19.738183        508,578.8353
  01/01/2007    to  12/31/2007       19.738183        19.196255        468,248.8267
  01/01/2008    to  12/31/2008       19.196255        11.161587        397,748.9575
  01/01/2009    to  12/31/2009       11.161587        17.024193        370,385.6300
  01/01/2010    to  12/31/2010       17.024193        19.495409        349,291.8637
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        11.845599          8,879.6874
  01/01/2002    to  12/31/2002       11.845599         8.446962        354,541.9517
  01/01/2003    to  12/31/2003        8.446962        11.538078        728,480.7931
  01/01/2004    to  12/31/2004       11.538078        12.078766        635,631.1567
  01/01/2005    to  12/31/2005       12.078766        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       140.928841       144.689994             15.9878
============   ==== ==========       ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001        10.000000        10.984994          1,723.3141
  01/01/2002    to  12/31/2002        10.984994         9.636340        273,094.9744
  01/01/2003    to  12/31/2003         9.636340        11.959724        728,304.0743
  01/01/2004    to  12/31/2004        11.959724        13.457712        472,313.4662
  01/01/2005    to  12/31/2005        13.457712        14.304925        355,196.8526
  01/01/2006    to  12/31/2006        14.304925        16.136462        303,858.9772
  01/01/2007    to  12/31/2007        16.136462        15.440795        309,684.9867
  01/01/2008    to  12/31/2008        15.440795         9.370413        281,593.7550
  01/01/2009    to  12/31/2009         9.370413        12.605418        255,106.3100
  01/01/2010    to  12/31/2010        12.605418        15.233624        215,961.8954
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001         7.790814         7.293775         68,577.6242
  01/01/2002    to  12/31/2002         7.293775         5.177286        609,227.4429
  01/01/2003    to  12/31/2003         5.177286         6.666256      1,444,785.3500
  01/01/2004    to  12/31/2004         6.666256         7.110320      2,197,732.7570
  01/01/2005    to  12/31/2005         7.110320         7.943847      1,857,327.7344
  01/01/2006    to  12/31/2006         7.943847         7.678353      1,645,430.2590
  01/01/2007    to  12/31/2007         7.678353         7.723216      1,432,771.5576
  01/01/2008    to  12/31/2008         7.723216         4.629841      1,260,423.9006
  01/01/2009    to  12/31/2009         4.629841         6.055174      1,124,474.5500
  01/01/2010    to  12/31/2010         6.055174         7.372926        962,269.7439
============   ==== ==========       ==========       ==========      ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        10.246771        10.621157              0.0000
  01/01/2006    to  12/31/2006        10.621157        11.135542        274,472.5365
  01/01/2007    to  12/31/2007        11.135542        10.305387        214,294.0251
  01/01/2008    to  12/31/2008        10.305387         4.600138        213,641.6730
  01/01/2009    to  12/31/2009         4.600138         6.242944        197,464.6700
  01/01/2010    to  12/31/2010         6.242944         6.591246        197,210.7906
============   ==== ==========       ==========       ==========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988644        10.322142              0.0000
  01/01/2007    to  12/31/2007        10.322142        12.980214         26,979.7464
  01/01/2008    to  12/31/2008        12.980214         7.754770         39,834.4196
  01/01/2009    to  12/31/2009         7.754770        10.741407         44,736.6600
  01/01/2010    to  12/31/2010        10.741407        12.891564         53,991.6914
============   ==== ==========       ==========       ==========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241        211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245        961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320      1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558      1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823      1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141      1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056      1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076        875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701        788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466        714,241.2804
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345        41.312239        333,795.0812
  01/01/2002    to  12/31/2002       41.312239        33.272684      1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684        42.786777      1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
============   ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438            974.7689
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767         21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684         81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888        136,426.8294
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672         96,192.0851
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189120         8.050186          45,232.6746
  01/01/2002    to  12/31/2002        8.050186         6.270402         304,328.7950
  01/01/2003    to  12/31/2003        6.270402         7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982         7.860884         411,757.7047
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119             373.6083
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579774         8.450379         135,716.3939
  01/01/2002    to  12/31/2002        8.450379         6.255898       1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898         7.909106       2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106         8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779       1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579       1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676       1,050,571.2522
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489        1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489        11.170963          852,071.8889
  01/01/2005    to  12/31/2005       11.170963        11.141080          579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649          528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080          474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939          761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612          402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326          372,861.4424
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038        10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687        11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919        11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744        11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943        1,878,577.1860
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926          193,556.9963
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270            5,385.0076
============   ==== ==========       =========        =========        ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767         9.979690            7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205            6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141           13,045.5300
  01/01/2010    to  12/31/2010        6.925141         7.859835           15,819.5373
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761758         6.081488          63,122.0696
  01/01/2002    to  12/31/2002        6.081488         2.947164         248,653.0442
  01/01/2003    to  12/31/2003        2.947164         4.567923         384,195.3425
  01/01/2004    to  12/31/2004        4.567923         4.299219         486,242.6251
  01/01/2005    to  12/31/2005        4.299219         4.694924         368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207         307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680         250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596         197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075         193,617.5000
  01/01/2010    to  12/31/2010        5.377075         6.753719         171,381.7171
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714         544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805         516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272         560,562.2840
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369         186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797         178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919         177,524.2555
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557         107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032         874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611       1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874       1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788         981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047         927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279         837,820.2088
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.218733         262,587.9067
  01/01/2003    to  12/31/2003        8.218733        11.433062       1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062        14.226210         749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130         675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664         622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385         554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161         453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955         437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472         409,640.4970
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        160,260.3155
  01/01/2005    to  12/31/2005       11.096411        12.155042        124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656        117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352        123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156        102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836         90,192.5100
  01/01/2010    to  12/31/2010       11.399836        14.259327         80,395.3952
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748          2,041.9700
  01/01/2010    to  12/31/2010       14.512748        15.081921          6,757.4909
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443         77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868        745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999        890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771        167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551      1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997      2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562      1,916,652.6289
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.615315        525,650.4510
  01/01/2003    to  12/31/2003        7.615315         9.714878      1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163646        11.924478         49,663.5375
  01/01/2002    to  12/31/2002       11.924478        10.665887        684,030.8054
  01/01/2003    to  12/31/2003       10.665887        13.883167      1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167        14.973492      1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492        16.158995        867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257        790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121        695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994        587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528        533,008.4500
  01/01/2010    to  12/31/2010       11.991528        13.536401        472,901.3782
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600              0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857          7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588         11,503.4759
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845            127.5600
  01/01/2010    to  12/31/2010       13.487845        16.705911          4,123.6530
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.843650          10,152.7946
  01/01/2002    to  12/31/2002       10.843650         8.264381         322,250.4764
  01/01/2003    to  12/31/2003        8.264381        10.395014         529,148.8849
  01/01/2004    to  12/31/2004       10.395014        11.275442         537,950.0067
  01/01/2005    to  12/31/2005       11.275442        11.578333         515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585         414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452         357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648         320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283         308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983         289,250.9270
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961           3,803.6000
  01/01/2010    to  12/31/2010       11.564961        12.259062           4,968.6757
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928           1,673.3300
  01/01/2010    to  12/31/2010       13.692928        17.044476           1,777.6741
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903               0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902               0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541             943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909           1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391          20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823          18,391.6300
  01/01/2010    to  12/31/2010       16.082823        16.688556          23,973.3426
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313         777,671.6506
  01/01/2005    to  12/31/2005       10.687313        11.604154         899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330        3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330        10.949726        5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156        5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938        5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388        7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679        6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788        6,787,554.0376
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486          179,571.4468
  01/01/2005    to  12/31/2005       10.107486        10.387940          619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798          639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424          812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871        1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781        1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368        1,214,298.5595
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224        3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224        11.380836        5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038        5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001        5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653        5,279,473.7401
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688        10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767        667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143      1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260      1,295,316.1893
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080         8.930842         55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740        153,912.6600
  01/01/2010    to  12/31/2010        9.839740        10.258953        159,176.7273
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471      1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591      1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900      1,776,916.6631
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775        109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818        126,551.0800
  01/01/2010    to  12/31/2010        7.841818         9.118054        139,983.8891
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078         6.040337         51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583         82,197.8900
  01/01/2010    to  12/31/2010        8.461583         8.888011        169,326.3736
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538        554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347        638,957.9001
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782          5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689         39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068         49,295.1134
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566        163,702.3876
  01/01/2005    to  12/31/2005       12.803566        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543        109,557.1915
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.943726        200,639.3919
  01/01/2005    to  12/31/2005       11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006       13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007       15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008       15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009        9.554730        12.421876        229,511.8600
  01/01/2010    to  12/31/2010       12.421876        15.164455        192,975.6214
============   ==== ==========      ==========       ==========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972        11.728055        502,035.9448
  01/01/2004    to  12/31/2004       11.728055        13.889348        733,353.6073
  01/01/2005    to  12/31/2005       13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006       15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007       19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008       19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009       11.141818        16.977047        508,991.5300
  01/01/2010    to  12/31/2010       16.977047        19.422008        454,241.5700
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        8.707674        11.575448        303,307.8198
  01/01/2004    to  12/31/2004       11.575448        12.105739        468,862.0298
  01/01/2005    to  12/31/2005       12.105739        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445        208,698.8797
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      137.018308       140.581867            295.6292
============   ==== ==========      ==========       ==========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989        11.998433        263,550.1272
  01/01/2004    to  12/31/2004       11.998433        13.487739        224,052.4404
  01/01/2005    to  12/31/2005       13.487739        14.322557        160,332.2470
  01/01/2006    to  12/31/2006       14.322557        16.140250        154,272.9954
  01/01/2007    to  12/31/2007       16.140250        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
============   ==== ==========      ==========       ==========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944         6.697139        707,471.8090
  01/01/2004    to  12/31/2004        6.697139         7.136100        781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352        358,059.8286
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575        10.619411              0.0000
  01/01/2006    to  12/31/2006       10.619411        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220         75,032.1913
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213          2,215.1197
  01/01/2007    to  12/31/2007       10.315213        12.958474        117,424.9721
  01/01/2008    to  12/31/2008       12.958474         7.734002        104,320.5870
  01/01/2009    to  12/31/2009        7.734002        10.701942         73,976.5100
  01/01/2010    to  12/31/2010       10.701942        12.831376         51,774.3616
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264        16.066264        652,133.2433
  01/01/2004    to  12/31/2004       16.066264        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426        42.984805        334,537.2375
  01/01/2004    to  12/31/2004       42.984805        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039         35,726.9337
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534         13,141.2160
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222         19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016         72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149         88,995.4743
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687        271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588        353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867        376,771.3664
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734         7.704481        135,372.7607
  01/01/2004    to  11/19/2004        7.704481         7.890285        166,048.9595
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607              0.0000
  01/01/2010    to  12/31/2010       10.871607        12.129841          4,428.0608
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918          3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128         81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668         70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606        100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549        101,584.8342
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391         9.469098        216,291.5659
  01/01/2004    to  12/31/2004        9.469098        11.124362        522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210        405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364        403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509        445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727        336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855        358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990        269,406.7697
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686         7.945738      1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738         8.307522      1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668        994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556        971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174        883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685        799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002        718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111        634,848.5015
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.411529        736,447.3370
  01/01/2004    to  12/31/2004       10.411529        11.152314        986,886.9436
  01/01/2005    to  12/31/2005       11.152314        11.111391        778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391        713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208        682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813        746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811        767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023        678,447.8767
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154        11.652364        706,866.7231
  01/01/2004    to  12/31/2004       11.652364        12.019969        763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332          1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021          1,910.3273
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762       17,086.2352
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450         9.978019        6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506       48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104       62,900.3900
  01/01/2010    to  12/31/2010        6.910104         7.834937       45,829.0696
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316         4.589108      136,427.2265
  01/01/2004    to  12/31/2004        4.589108         4.314826      312,990.2164
  01/01/2005    to  12/31/2005        4.314826         4.707273      199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139      208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612      297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283      217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652      217,662.8500
  01/01/2010    to  12/31/2010        5.369652         6.737666      191,266.8939
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073      149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444      202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830      356,814.0129
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023      196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231         6.110051      711,884.3786
  01/01/2004    to  12/31/2004        6.110051         7.073886      539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314      522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116      501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835      502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596      413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775      420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924      359,703.0932
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513        11.454065        510,324.5346
  01/01/2004    to  12/31/2004       11.454065        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
============   ==== ==========       =========        =========      ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.088963        163,554.1683
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
  01/01/2010    to  12/31/2010       11.335295        14.164443         99,628.3543
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738         80,704.8316
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824          7,009.5700
  01/01/2010    to  12/31/2010       14.351824        14.899780         12,383.0597
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666        10.002057        107,542.8246
  01/01/2004    to  12/31/2004       10.002057         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367        10.749521        812,394.0970
  01/01/2004    to  12/31/2004       10.749521        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248         9.732750        509,533.6949
  01/01/2004    to  12/31/2004        9.732750        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577        13.947388        619,951.3971
  01/01/2004    to  12/31/2004       13.947388        15.027679        769,904.3927
  01/01/2005    to  12/31/2005       15.027679        16.201314        750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135        844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100        761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590        596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815        552,762.9400
  01/01/2010    to  12/31/2010       11.974815        13.504035        423,839.8849
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881              0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229         12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440         12,830.2236
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309          3,115.8800
  01/01/2010    to  12/31/2010       13.360309        16.531427         12,392.3620
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802        10.428700        163,727.6214
  01/01/2004    to  12/31/2004       10.428700        11.300646        287,263.4410
  01/01/2005    to  12/31/2005       11.300646        11.591091        396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340        392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831        377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698        293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933        296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853        282,084.1790
============   ==== ==========       =========        =========      ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451        11.436663          4,403.1900
  01/01/2010    to  12/31/2010       11.436663        12.110959         11,105.3737
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          1,041.4200
  01/01/2010    to  12/31/2010       13.541011        16.838547          5,418.5337
============   ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652            198.8200
  01/01/2010    to  12/31/2010       14.726652        18.671588          2,093.0731
============   ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339            490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724         25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744         29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235        134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564         90,533.8500
  01/01/2010    to  12/31/2010       15.840564        16.420744         89,900.7356
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617        496,059.1309
  01/01/2005    to  12/31/2005       10.685617        11.590752        933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726      1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132      1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366        968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738        798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251        785,186.2573
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680        3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680        10.937077        7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216       10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700       12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611       10,244,528.3509
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881           89,756.6426
  01/01/2005    to  12/31/2005       10.105881        10.375938          551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541        3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541        11.367691        6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638        3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098        3,803,708.2323
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771           28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441           98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177           91,375.3237
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533        2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378        2,498,678.8047
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191          275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799          265,875.7822
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254           39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436          111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070          126,813.5087
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231          681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692        1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861        1,495,442.5447
============   ==== ==========       =========        =========        ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250           30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939           64,353.0306
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274          214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861          441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665          320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120          249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824          233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868          226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119          203,887.4580
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720        269,252.5508
  01/01/2005    to  12/31/2005       11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010       12.386674        15.113932        152,386.6406
============   ==== ==========      ==========       ==========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.925670             10.0000
  01/01/2002    to  12/31/2002       10.925670         8.789245         23,744.1676
  01/01/2003    to  12/31/2003        8.789245        11.651185        614,792.3152
  01/01/2004    to  12/31/2004       11.651185        13.791399        844,731.6342
  01/01/2005    to  12/31/2005       13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010       16.815186        19.227231        375,253.8749
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        11.841568             60.8234
  01/01/2002    to  12/31/2002       11.841568         8.431404         49,027.0668
  01/01/2003    to  12/31/2003        8.431404        11.499598        381,795.2233
  01/01/2004    to  12/31/2004       11.499598        12.020385        597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745            104.9272
============   ==== ==========      ==========       ==========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.981256           1,158.6675
  01/01/2002    to  12/31/2002       10.981256         9.618604          12,911.9264
  01/01/2003    to  12/31/2003        9.618604        11.919827         422,071.7829
  01/01/2004    to  12/31/2004       11.919827        13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065         188,859.8686
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.790426         7.285235           5,330.5546
  01/01/2002    to  12/31/2002        7.285235         5.163465          89,241.3611
  01/01/2003    to  12/31/2003        5.163465         6.638491         936,260.0392
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246477        10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927         243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276         255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956         280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272         272,006.9936
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617          80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640          67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263          87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388         124,628.4800
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383        41.263886          62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838         193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637         694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957         782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784         706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470         634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292         488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100         423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004         400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906         366,872.6632
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660         189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985         255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818         234,355.7043
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           6,394.0405
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951          28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191         214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303         224,220.4211
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269         378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104         557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990         567,386.4942
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188716         8.040755           3,993.1489
  01/01/2002    to  12/31/2002        8.040755         6.253646          38,626.0334
  01/01/2003    to  12/31/2003        6.253646         7.637036         224,000.1853
  01/01/2004    to  11/19/2004        7.637036         7.817754         212,619.4835
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960               0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715           2,034.1542
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579351         8.440489          10,882.6021
  01/01/2002    to  12/31/2002        8.440489         6.239188         183,738.0480
  01/01/2003    to  12/31/2003        6.239188         7.876171       1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171         8.230659       2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054         803,662.2766
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048        905,824.8266
  01/01/2004    to  12/31/2004       10.408048        11.142998      1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573      1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314        951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367        761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879        628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618        612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664        615,557.8327
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541        10.503380          7,939.7406
  01/01/2002    to  12/31/2002       10.503380        11.274776        350,470.5383
  01/01/2003    to  12/31/2003       11.274776        11.550473      1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891      2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923      1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851      1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788      1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020      1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672      1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043      1,460,193.3452
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194         67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973         62,413.3547
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535          2,020.2594
============   ==== ==========       =========        =========      ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292         9.977183          9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159        213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598        208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517         23,794.2214
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761420         6.074341           1,856.7190
  01/01/2002    to  12/31/2002        6.074341         2.939266          12,119.9922
  01/01/2003    to  12/31/2003        2.939266         4.548861         164,020.3205
  01/01/2004    to  12/31/2004        4.548861         4.274839         426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325         372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166         339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901         296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616         201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594         275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218         206,138.7608
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286          87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335         310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728         415,917.3046
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791         188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635         240,212.3081
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931           6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937         148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532       1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.210477          42,984.0519
  01/01/2003    to  12/31/2003        8.210477        11.404493         722,639.6064
  01/01/2004    to  12/31/2004       11.404493        14.169346         832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495         750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290         704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110         491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197         501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366         376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934         424,169.6817
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242        190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819         73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290        147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215        160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860        135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076        210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751        222,094.7334
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032          1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536          8,268.9298
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589         10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994        226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562        253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.607663         116,797.5739
  01/01/2003    to  12/31/2003        7.607663         9.690594         693,976.7877
  01/01/2004    to  12/31/2004        9.690594        10.367887       1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016         829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913         734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327         586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920         527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438         487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387         441,211.0944
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146        11.910526           5,807.5593
  01/01/2002    to  12/31/2002       11.910526        10.637413         108,947.6561
  01/01/2003    to  12/31/2003       10.637413        13.825385         790,096.7979
  01/01/2004    to  12/31/2004       13.825385        14.888758         751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544         672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407         585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145         436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693         377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451         331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080         280,224.7819
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022             151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922          14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897          14,594.0220
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994          10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869           5,312.0442
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.839954          16,945.1694
  01/01/2002    to  12/31/2002       10.839954         8.249162          58,698.7199
  01/01/2003    to  12/31/2003        8.249162        10.360344         175,602.3744
  01/01/2004    to  12/31/2004       10.360344        11.220948         238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159         288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175         345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435         284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378         270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088         290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447         246,176.4788
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048             108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580           1,154.5455
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685          10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517          11,728.3571
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034               0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343           8,095.9737
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769               0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678          12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695          18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827          14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806          29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453          32,170.8658
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769         770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057       1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689       16,601,085.3712
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
============   ==== ==========       =========        =========       ===============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917         6.987538       33,522.6656
  01/01/2009    to  12/31/2009        6.987538         8.866651       75,093.8700
  01/01/2010    to  12/31/2010        8.866651         9.757837       88,181.5981
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916         8.921633        3,515.2612
  01/01/2009    to  12/31/2009        8.921633         9.814869       14,744.6700
  01/01/2010    to  12/31/2010        9.814869        10.217690       12,398.3914
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918         6.337908       10,211.0993
  01/01/2009    to  12/31/2009        6.337908         8.335439      109,736.4600
  01/01/2010    to  12/31/2010        8.335439         9.281394      147,402.8344
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918         5.739826       10,372.6903
  01/01/2009    to  12/31/2009        5.739826         7.821959       14,891.7100
  01/01/2010    to  12/31/2010        7.821959         9.081346       26,069.1774
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913         6.034090        9,868.8798
  01/01/2009    to  12/31/2009        6.034090         8.440167       15,146.0500
  01/01/2010    to  12/31/2010        8.440167         8.852245       15,894.4285
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917         7.658954        3,130.1184
  01/01/2009    to  12/31/2009        7.658954         9.273025        9,941.4400
  01/01/2010    to  12/31/2010        9.273025         9.999953       26,417.7997
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568        11.824810            0.0000
  01/01/2009    to  12/31/2009       11.824810        17.014752       20,244.2300
  01/01/2010    to  12/31/2010       17.014752        19.327799       25,974.5991
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        12.790697      147,425.6869
  01/01/2005    to  12/31/2005       12.790697        14.218141      133,742.7889
  01/01/2006    to  12/31/2006       14.218141        19.194490      132,911.5595
  01/01/2007    to  12/31/2007       19.194490        16.005296      120,966.0584
  01/01/2008    to  12/31/2008       16.005296         9.158910       89,617.4257
  01/01/2009    to  12/31/2009        9.158910        12.107964       82,561.9300
  01/01/2010    to  12/31/2010       12.107964        13.793766       82,309.6616
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.931716        133,009.4275
  01/01/2005    to  12/31/2005       11.931716        13.175555        127,028.8005
  01/01/2006    to  12/31/2006       13.175555        14.956929        133,000.0339
  01/01/2007    to  12/31/2007       14.956929        15.128293        120,066.3037
  01/01/2008    to  12/31/2008       15.128293         9.487967         87,531.5536
  01/01/2009    to  12/31/2009        9.487967        12.316594         80,949.5500
  01/01/2010    to  12/31/2010       12.316594        15.013427         73,508.9699
============   ==== ==========      ==========       ==========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.923190            238.7124
  01/01/2002    to  12/31/2002       10.923190         8.778461         34,160.0234
  01/01/2003    to  12/31/2003        8.778461        11.625277        380,772.7126
  01/01/2004    to  12/31/2004       11.625277        13.746952        430,732.8361
  01/01/2005    to  12/31/2005       13.746952        15.409353        354,309.2494
  01/01/2006    to  12/31/2006       15.409353        19.482154        312,515.3022
  01/01/2007    to  12/31/2007       19.482154        18.899669        285,968.3884
  01/01/2008    to  12/31/2008       18.899669        10.961554        253,171.1413
  01/01/2009    to  12/31/2009       10.961554        16.677336        231,614.4000
  01/01/2010    to  12/31/2010       16.677336        19.050574        216,979.1772
============   ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        11.838879          2,176.0544
  01/01/2002    to  12/31/2002       11.838879         8.421029         75,923.5912
  01/01/2003    to  12/31/2003        8.421029        11.473990        260,483.4454
  01/01/2004    to  12/31/2004       11.473990        11.981598        340,065.9128
  01/01/2005    to  12/31/2005       11.981598        12.728544        284,898.6440
  01/01/2006    to  12/31/2006       12.728544        14.260960        246,871.7946
  01/01/2007    to  12/31/2007       14.260960        15.540130        212,706.1786
  01/01/2008    to  12/31/2008       15.540130         9.341736        187,394.0707
  01/01/2009    to  12/31/2009        9.341736        12.265817        182,110.0800
  01/01/2010    to  12/31/2010       12.265817        15.186300        165,408.7737
============   ==== ==========      ==========       ==========        ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      131.356334       134.638716              0.0000
============   ==== ==========      ==========       ==========        ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.978760       10,541.2587
  01/01/2002    to  12/31/2002       10.978760         9.606799       37,804.5906
  01/01/2003    to  12/31/2003        9.606799        11.893317      252,033.9427
  01/01/2004    to  12/31/2004       11.893317        13.349490      199,024.9843
  01/01/2005    to  12/31/2005       13.349490        14.154574      156,263.8409
  01/01/2006    to  12/31/2006       14.154574        15.927114      147,604.3052
  01/01/2007    to  12/31/2007       15.927114        15.202206      127,382.0185
  01/01/2008    to  12/31/2008       15.202206         9.202464      115,726.8586
  01/01/2009    to  12/31/2009        9.202464        12.348579      114,170.5400
  01/01/2010    to  12/31/2010       12.348579        14.886019      109,284.5743
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.790167         7.279536       65,463.3365
  01/01/2002    to  12/31/2002        7.279536         5.154251      166,911.1376
  01/01/2003    to  12/31/2003        5.154251         6.620031      659,293.7894
  01/01/2004    to  12/31/2004        6.620031         7.043338      568,209.4072
  01/01/2005    to  12/31/2005        7.043338         7.849430      433,969.7607
  01/01/2006    to  12/31/2006        7.849430         7.568189      375,516.3553
  01/01/2007    to  12/31/2007        7.568189         7.593294      357,066.5919
  01/01/2008    to  12/31/2008        7.593294         4.540528      314,208.5349
  01/01/2009    to  12/31/2009        4.540528         5.923534      285,432.3300
  01/01/2010    to  12/31/2010        5.923534         7.194651      288,489.7542
============   ==== ==========       =========        =========      ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282        10.616793        2,002.7801
  01/01/2006    to  12/31/2006       10.616793        11.103240       15,165.4620
  01/01/2007    to  12/31/2007       11.103240        10.249680       19,468.6499
  01/01/2008    to  12/31/2008       10.249680         4.563760       20,973.1268
  01/01/2009    to  12/31/2009        4.563760         6.178104       29,851.2400
  01/01/2010    to  12/31/2010        6.178104         6.506516       14,538.1208
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.304828        3,867.0656
  01/01/2007    to  12/31/2007       10.304828        12.925932       30,466.2269
  01/01/2008    to  12/31/2008       12.925932         7.702959       29,920.1168
  01/01/2009    to  12/31/2009        7.702959        10.643023       30,230.4200
  01/01/2010    to  12/31/2010       10.643023        12.741635       31,712.8870
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958037        13.924032       23,513.6885
  01/01/2002    to  12/31/2002       13.924032        13.583639      107,698.4759
  01/01/2003    to  12/31/2003       13.583639        15.881558      598,811.8673
  01/01/2004    to  12/31/2004       15.881558        16.854422      627,149.8832
  01/01/2005    to  12/31/2005       16.854422        16.785051      418,969.1869
  01/01/2006    to  12/31/2006       16.785051        17.976644      377,830.9449
  01/01/2007    to  12/31/2007       17.976644        18.791730      338,864.3287
  01/01/2008    to  12/31/2008       18.791730        15.007127      285,692.9253
  01/01/2009    to  12/31/2009       15.007127        20.139535      258,553.7800
  01/01/2010    to  12/31/2010       20.139535        22.322745      241,801.7927
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.906073        41.231685       30,484.5085
  01/01/2002    to  12/31/2002       41.231685        33.124735       96,188.7420
  01/01/2003    to  12/31/2003       33.124735        42.490294      341,376.5167
  01/01/2004    to  12/31/2004       42.490294        46.960946      344,306.4949
  01/01/2005    to  12/31/2005       46.960946        47.642491      292,601.0808
  01/01/2006    to  12/31/2006       47.642491        55.062441      288,901.2803
  01/01/2007    to  12/31/2007       55.062441        56.030968      250,298.3204
  01/01/2008    to  12/31/2008       56.030968        35.000435      223,483.9704
  01/01/2009    to  12/31/2009       35.000435        40.658089      206,660.7900
  01/01/2010    to  12/31/2010       40.658089        46.682743      186,060.2686
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942        15.676284       33,622.7596
  01/01/2009    to  12/31/2009       15.676284        19.462550       32,289.4000
  01/01/2010    to  12/31/2010       19.462550        23.971440       29,870.5828
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         6.577412        1,004.1733
  01/01/2009    to  12/31/2009        6.577412         8.059563       16,371.4500
  01/01/2010    to  12/31/2010        8.059563         8.779668       64,159.7725
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         7.009436        5,864.3866
  01/01/2009    to  12/31/2009        7.009436         8.841161       15,243.2600
  01/01/2010    to  12/31/2010        8.841161         9.546299       36,074.6244
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188447         8.034479          38,364.8937
  01/01/2002    to  12/31/2002        8.034479         6.242515         102,732.6144
  01/01/2003    to  12/31/2003        6.242515         7.615832         193,664.6165
  01/01/2004    to  11/19/2004        7.615832         7.789155         264,344.9394
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918        10.860673               0.0000
  01/01/2010    to  12/31/2010       10.860673        12.099496               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.443386           3,848.0428
  01/01/2007    to  12/31/2007       10.443386        13.997877          29,645.1320
  01/01/2008    to  12/31/2008       13.997877         6.107034          39,072.7258
  01/01/2009    to  12/31/2009        6.107034        10.123524          67,145.2700
  01/01/2010    to  12/31/2010       10.123524        12.282999          75,164.3209
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.738807         8.348474          20,284.9095
  01/01/2002    to  12/31/2002        8.348474         7.224602          79,376.4973
  01/01/2003    to  12/31/2003        7.224602         9.360152         222,073.2009
  01/01/2004    to  12/31/2004        9.360152        10.979856         426,569.1466
  01/01/2005    to  12/31/2005       10.979856        12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118        15.577096         310,122.8863
  01/01/2007    to  12/31/2007       15.577096        17.313567         278,333.0576
  01/01/2008    to  12/31/2008       17.313567         9.790126         216,465.2524
  01/01/2009    to  12/31/2009        9.790126        12.638051         202,264.8100
  01/01/2010    to  12/31/2010       12.638051        13.814584         191,642.4258
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579068         8.433892          62,431.3684
  01/01/2002    to  12/31/2002        8.433892         6.228069         283,782.0988
  01/01/2003    to  12/31/2003        6.228069         7.854290       1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290         8.199570       1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570         8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977         8.892595         910,892.6432
  01/01/2007    to  12/31/2007        8.892595         9.975273         808,015.5291
  01/01/2008    to  12/31/2008        9.975273         5.290726         694,795.5012
  01/01/2009    to  12/31/2009        5.290726         7.459833         633,817.0300
  01/01/2010    to  12/31/2010        7.459833         8.007296         564,904.9151
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.401088        608,509.8350
  01/01/2004    to  12/31/2004       10.401088        11.124393        827,824.6975
  01/01/2005    to  12/31/2005       11.124393        11.067004        552,429.7063
  01/01/2006    to  12/31/2006       11.067004        10.901273        537,207.9281
  01/01/2007    to  12/31/2007       10.901273        11.849895        437,638.2083
  01/01/2008    to  12/31/2008       11.849895        10.825292        355,871.0936
  01/01/2009    to  12/31/2009       10.825292        12.538680        303,299.6900
  01/01/2010    to  12/31/2010       12.538680        13.257567        279,802.5113
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074208        10.495175         84,050.5665
  01/01/2002    to  12/31/2002       10.495175        11.254708        292,866.2732
  01/01/2003    to  12/31/2003       11.254708        11.518393        789,557.8663
  01/01/2004    to  12/31/2004       11.518393        11.863917        812,494.9265
  01/01/2005    to  12/31/2005       11.863917        11.902882        646,631.6028
  01/01/2006    to  12/31/2006       11.902882        12.207117        585,550.2474
  01/01/2007    to  12/31/2007       12.207117        12.882116        542,542.4162
  01/01/2008    to  12/31/2008       12.882116        12.690839        525,723.3894
  01/01/2009    to  12/31/2009       12.690839        14.697007        437,952.3100
  01/01/2010    to  12/31/2010       14.697007        15.598687        431,203.4314
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929        15.168928              0.0000
  01/01/2010    to  12/31/2010       15.168928        17.254736          1,163.5509
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733        12.262151          7,739.6706
============   ==== ==========       =========        =========        ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975         9.975512          4,599.8967
  01/01/2008    to  12/31/2008        9.975512         5.695473         17,983.6007
  01/01/2009    to  12/31/2009        5.695473         6.887615         23,146.3600
  01/01/2010    to  12/31/2010        6.887615         7.797745         22,481.7669
============   ==== ==========       =========        =========        ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761195         6.069589       29,610.6961
  01/01/2002    to  12/31/2002        6.069589         2.934022       51,289.3483
  01/01/2003    to  12/31/2003        2.934022         4.536216      122,905.1606
  01/01/2004    to  12/31/2004        4.536216         4.258682      283,167.5172
  01/01/2005    to  12/31/2005        4.258682         4.639082      230,903.0364
  01/01/2006    to  12/31/2006        4.639082         4.795367      163,244.9070
  01/01/2007    to  12/31/2007        4.795367         6.187776      161,648.8623
  01/01/2008    to  12/31/2008        6.187776         3.372242      108,137.2786
  01/01/2009    to  12/31/2009        3.372242         5.260154      124,133.0300
  01/01/2010    to  12/31/2010        5.260154         6.590395      153,225.0339
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315         8.432783       71,923.5862
  01/01/2009    to  12/31/2009        8.432783        10.333264      132,301.2500
  01/01/2010    to  12/31/2010       10.333264        11.379773      136,206.6114
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179         7.731161       30,142.2722
  01/01/2009    to  12/31/2009        7.731161         9.793017       39,785.6200
  01/01/2010    to  12/31/2010        9.793017        10.968839       35,084.5654
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614414         8.204508       63,188.7244
  01/01/2002    to  12/31/2002        8.204508         4.504875      202,939.8126
  01/01/2003    to  12/31/2003        4.504875         6.039673      756,611.6907
  01/01/2004    to  12/31/2004        6.039673         6.981901      591,807.1868
  01/01/2005    to  12/31/2005        6.981901         7.852952      598,574.9466
  01/01/2006    to  12/31/2006        7.852952         8.180513      573,069.1221
  01/01/2007    to  12/31/2007        8.180513         9.441318      445,288.8641
  01/01/2008    to  12/31/2008        9.441318         5.580999      372,477.3486
  01/01/2009    to  12/31/2009        5.580999         7.966011      336,984.3600
  01/01/2010    to  12/31/2010        7.966011         9.979980      318,046.1811
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.204986       41,589.6497
  01/01/2003    to  12/31/2003        8.204986        11.385490      502,413.5804
  01/01/2004    to  12/31/2004       11.385490        14.131572      462,454.9926
  01/01/2005    to  12/31/2005       14.131572        16.012689      377,094.0003
  01/01/2006    to  12/31/2006       16.012689        17.775216      345,165.9059
  01/01/2007    to  12/31/2007       17.775216        16.911972      299,209.1362
  01/01/2008    to  12/31/2008       16.911972        11.644231      230,552.8383
  01/01/2009    to  12/31/2009       11.644231        14.447080      219,343.5800
  01/01/2010    to  12/31/2010       14.447080        16.995902      195,635.3734
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.077804          98,920.2506
  01/01/2005    to  12/31/2005       11.077804        12.104461          77,624.4304
  01/01/2006    to  12/31/2006       12.104461        12.598415          69,911.0420
  01/01/2007    to  12/31/2007       12.598415        15.344884          57,361.9080
  01/01/2008    to  12/31/2008       15.344884         7.783610          51,733.7185
  01/01/2009    to  12/31/2009        7.783610        11.239190          46,250.5500
  01/01/2010    to  12/31/2010       11.239190        14.023333          41,374.6465
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438        10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811        11.889440          89,322.9589
  01/01/2007    to  12/31/2007       11.889440        11.373762          97,140.7244
  01/01/2008    to  12/31/2008       11.373762         7.151498         121,874.5307
  01/01/2009    to  12/31/2009        7.151498         8.882604         115,859.6000
  01/01/2010    to  12/31/2010        8.882604        10.012092         134,912.7882
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406        14.113833           1,218.4600
  01/01/2010    to  12/31/2010       14.113833        14.630748           1,981.8524
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091         9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291        10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745        10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242        10.437994       1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994        10.267473         769,160.6400
  01/01/2010    to  12/31/2010       10.267473        10.074225         674,565.5497
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.040784        10.114681          40,482.2793
  01/01/2002    to  12/31/2002       10.114681        10.033111         166,400.6075
  01/01/2003    to  12/31/2003       10.033111         9.887032         304,112.7764
  01/01/2004    to  12/31/2004        9.887032         9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657         9.759505               0.0000
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.195919        10.116997          98,674.2839
  01/01/2002    to  12/31/2002       10.116997         8.283563         298,086.7589
  01/01/2003    to  12/31/2003        8.283563        10.625867         846,109.7706
  01/01/2004    to  12/31/2004       10.625867        11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186        12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573        14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373        14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708         8.631580         803,874.2632
  01/01/2009    to  12/31/2009        8.631580        11.164658         737,483.4700
  01/01/2010    to  12/31/2010       11.164658        12.249141         674,648.2369
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.602564          81,514.1250
  01/01/2003    to  12/31/2003        7.602564         9.674439         416,549.8094
  01/01/2004    to  12/31/2004        9.674439        10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233        11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694        11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731        12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321         7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117        10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267        11.791672         270,194.4033
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.162814        11.901244          48,232.2937
  01/01/2002    to  12/31/2002       11.901244        10.618492         203,954.4481
  01/01/2003    to  12/31/2003       10.618492        13.787013         646,623.9795
  01/01/2004    to  12/31/2004       13.787013        14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557        15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065        17.574617         362,659.5132
  01/01/2007    to  12/31/2007       17.574617        16.022131         318,593.9459
  01/01/2008    to  12/31/2008       16.022131         8.467499         270,166.4324
  01/01/2009    to  12/31/2009        8.467499        11.730917         251,482.6000
  01/01/2010    to  12/31/2010       11.730917        13.209181         229,592.1030
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240        10.127304               0.0000
  01/01/2009    to  12/31/2009       10.127304        14.181330               0.0000
  01/01/2010    to  12/31/2010       14.181330        17.057883             673.4023
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666        13.171307           2,608.9200
  01/01/2010    to  12/31/2010       13.171307        16.273172           2,945.8998
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.837498           3,279.2139
  01/01/2002    to  12/31/2002       10.837498         8.239034          65,683.2682
  01/01/2003    to  12/31/2003        8.239034        10.337295         201,383.4761
  01/01/2004    to  12/31/2004       10.337295        11.184770         243,847.2311
  01/01/2005    to  12/31/2005       11.184770        11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096        12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028        13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947         8.207703         126,593.0513
  01/01/2009    to  12/31/2009        8.207703        10.140674         147,741.1000
  01/01/2010    to  12/31/2010       10.140674        11.391722         147,927.1408
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.756520        11.246923           3,334.0700
  01/01/2010    to  12/31/2010       11.246923        11.892205           3,334.0710
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595        13.316341             734.8500
  01/01/2010    to  12/31/2010       13.316341        16.534381           1,234.4793
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882        14.700819               0.0000
  01/01/2010    to  12/31/2010       14.700819        18.610935               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974        14.929039              55.3420
  01/01/2006    to  12/31/2006       14.929039        15.222294           2,816.2629
  01/01/2007    to  12/31/2007       15.222294        15.536642           7,259.2480
  01/01/2008    to  12/31/2008       15.536642        15.162330          19,190.9392
  01/01/2009    to  12/31/2009       15.162330        15.484010          14,765.8400
  01/01/2010    to  12/31/2010       15.484010        16.027078          11,233.1173
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826        10.683074         854,286.2431
  01/01/2005    to  12/31/2005       10.683074        11.570684       1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684        12.903002         982,017.6110
  01/01/2007    to  12/31/2007       12.903002        13.024293         602,080.7795
  01/01/2008    to  12/31/2008       13.024293         7.562984         697,793.0189
  01/01/2009    to  12/31/2009        7.562984         9.843201         601,888.9500
  01/01/2010    to  12/31/2010        9.843201        11.251762         598,311.9581
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015        10.387206        1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206        10.918136        3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136        11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419        12.344089        4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089         8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149        10.379836        4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836        11.568201        4,009,708.4123
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166        10.103473          237,400.2227
  01/01/2005    to  12/31/2005       10.103473        10.357964        1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964        11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211        11.472478        1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478         8.931449        1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449        10.770887        1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887        11.720442        1,417,850.7498
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883        10.598018        2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018        11.348007        3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007        12.648785        4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785        12.993010        4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010         7.920380        4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380        10.110345        4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345        11.456775        4,257,983.5300
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099        10.223628          880,821.1168
  01/01/2005    to  12/31/2005       10.223628        10.614857        1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857        11.481355        1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355        11.963296        2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296         8.636307        2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307        10.684293        1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293        11.783178        2,111,177.0350
============   ==== ==========       =========        =========        ==============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007808         6.982721       52,463.3721
  01/01/2009    to  12/31/2009        6.982721         8.851685       59,407.6100
  01/01/2010    to  12/31/2010        8.851685         9.731636       62,373.7560
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037806         8.915497        1,716.0188
  01/01/2009    to  12/31/2009        8.915497         9.798318        2,342.4900
  01/01/2010    to  12/31/2010        9.798318        10.190266        2,360.6821
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997808         6.333535       22,201.5163
  01/01/2009    to  12/31/2009        6.333535         8.321363       23,336.2300
  01/01/2010    to  12/31/2010        8.321363         9.256468       23,266.0280
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987809         5.735862          480.8070
  01/01/2009    to  12/31/2009        5.735862         7.808744        3,356.0900
  01/01/2010    to  12/31/2010        7.808744         9.056950        6,475.8728
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087803         6.029928            0.0000
  01/01/2009    to  12/31/2009        6.029928         8.425916            0.0000
  01/01/2010    to  12/31/2010        8.425916         8.828474            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017807         7.653679       21,949.1109
  01/01/2009    to  12/31/2009        7.653679         9.257378       29,282.0800
  01/01/2010    to  12/31/2010        9.257378         9.973107       35,647.6763
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.676575        11.679717            0.0000
  01/01/2009    to  12/31/2009       11.679717        16.789199          510.6600
  01/01/2010    to  12/31/2010       16.789199        19.052533          492.0522
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        12.782124       13,333.2561
  01/01/2005    to  12/31/2005       12.782124        14.194452        4,611.3398
  01/01/2006    to  12/31/2006       14.194452        19.143432        5,630.2057
  01/01/2007    to  12/31/2007       19.143432        15.946665        7,496.8842
  01/01/2008    to  12/31/2008       15.946665         9.116180        6,648.5865
  01/01/2009    to  12/31/2009        9.116180        12.039424        6,784.6100
  01/01/2010    to  12/31/2010       12.039424        13.701994        6,206.7322
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.923714       10,450.6397
  01/01/2005    to  12/31/2005       11.923714        13.153602        7,623.7011
  01/01/2006    to  12/31/2006       13.153602        14.917127        6,070.2771
  01/01/2007    to  12/31/2007       14.917127        15.072869        6,341.9985
  01/01/2008    to  12/31/2008       15.072869         9.443707        5,022.7438
  01/01/2009    to  12/31/2009        9.443707        12.246885        4,620.9400
  01/01/2010    to  12/31/2010       12.246885        14.913554        4,604.8639
============   ==== ==========      ==========       ==========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.670416        11.599408       55,165.3654
  01/01/2004    to  12/31/2004       11.599408        13.702620       66,678.8731
  01/01/2005    to  12/31/2005       13.702620        15.344356       35,083.5705
  01/01/2006    to  12/31/2006       15.344356        19.380650       28,226.4570
  01/01/2007    to  12/31/2007       19.380650        18.782294       27,457.1850
  01/01/2008    to  12/31/2008       18.782294        10.882531       28,601.3949
  01/01/2009    to  12/31/2009       10.882531        16.540552       21,318.3500
  01/01/2010    to  12/31/2010       16.540552        18.875459       19,822.2836
============   ==== ==========      ==========       ==========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        8.626518        11.448459       46,140.0597
  01/01/2004    to  12/31/2004       11.448459        11.942952       57,561.5874
  01/01/2005    to  12/31/2005       11.942952        12.674847       35,490.0774
  01/01/2006    to  12/31/2006       12.674847        14.186639       32,083.1735
  01/01/2007    to  12/31/2007       14.186639        15.443604       26,980.6352
  01/01/2008    to  12/31/2008       15.443604         9.274377       28,117.2900
  01/01/2009    to  12/31/2009        9.274377        12.165200       27,741.0100
  01/01/2010    to  12/31/2010       12.165200        15.046688       22,530.9123
============   ==== ==========      ==========       ==========       ===========
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      127.711374       130.815922            0.0000
============   ==== ==========      ==========       ==========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.638372        11.866859       51,183.3036
  01/01/2004    to  12/31/2004       11.866859        13.306444       27,809.2191
  01/01/2005    to  12/31/2005       13.306444        14.094875       19,662.4351
  01/01/2006    to  12/31/2006       14.094875        15.844132       17,492.7856
  01/01/2007    to  12/31/2007       15.844132        15.107798       16,118.8973
  01/01/2008    to  12/31/2008       15.107798         9.136124       15,902.8562
  01/01/2009    to  12/31/2009        9.136124        12.247304       14,261.5900
  01/01/2010    to  12/31/2010       12.247304        14.749193       13,371.4273
============   ==== ==========      ==========       ==========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.448435         6.616144       75,072.8937
  01/01/2004    to  12/31/2004        6.616144         7.032146       62,707.5702
  01/01/2005    to  12/31/2005        7.032146         7.829149       25,984.5683
  01/01/2006    to  12/31/2006        7.829149         7.541105       13,713.0445
  01/01/2007    to  12/31/2007        7.541105         7.558515       11,961.5755
  01/01/2008    to  12/31/2008        7.558515         4.515188       11,971.1822
  01/01/2009    to  12/31/2009        4.515188         5.884585       11,859.9500
  01/01/2010    to  12/31/2010        5.884585         7.140208       13,658.0946
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246086        10.615048            0.0000
  01/01/2006    to  12/31/2006       10.615048        11.090346        4,124.1062
  01/01/2007    to  12/31/2007       11.090346        10.227481        4,288.0187
  01/01/2008    to  12/31/2008       10.227481         4.549288        4,634.3944
  01/01/2009    to  12/31/2009        4.549288         6.152354        4,709.7800
  01/01/2010    to  12/31/2010        6.152354         6.472926        1,699.2862
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.297910        2,758.2841
  01/01/2007    to  12/31/2007       10.297910        12.904282        2,749.4513
  01/01/2008    to  12/31/2008       12.904282         7.682330        5,959.4567
  01/01/2009    to  12/31/2009        7.682330        10.603918        5,943.0800
  01/01/2010    to  12/31/2010       10.603918        12.682146        7,482.4861
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.543946        15.872127       80,162.2800
  01/01/2004    to  12/31/2004       15.872127        16.827533       68,536.8793
  01/01/2005    to  12/31/2005       16.827533        16.741568       41,825.0854
  01/01/2006    to  12/31/2006       16.741568        17.912204       35,750.0599
  01/01/2007    to  12/31/2007       17.912204        18.705553       34,798.0264
  01/01/2008    to  12/31/2008       18.705553        14.923321       24,624.9274
  01/01/2009    to  12/31/2009       14.923321        20.007071       18,825.9000
  01/01/2010    to  12/31/2010       20.007071        22.153767       17,194.7035
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.194526        42.464964       47,913.7885
  01/01/2004    to  12/31/2004       42.464964        46.885921       39,259.4652
  01/01/2005    to  12/31/2005       46.885921        47.518965       20,457.2287
  01/01/2006    to  12/31/2006       47.518965        54.864963       19,189.0896
  01/01/2007    to  12/31/2007       54.864963        55.773897       19,022.8501
  01/01/2008    to  12/31/2008       55.773897        34.804809       18,419.7450
  01/01/2009    to  12/31/2009       34.804809        40.390398       15,814.4000
  01/01/2010    to  12/31/2010       40.390398        46.329072       14,171.9688
============   ==== ==========       =========        =========       ===========
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.619576        15.498729            0.0000
  01/01/2009    to  12/31/2009       15.498729        19.222868            0.0000
  01/01/2010    to  12/31/2010       19.222868        23.652594            0.0000
============   ==== ==========       =========        =========       ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997261        10.181299            0.0000
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         6.572875            0.0000
  01/01/2009    to  12/31/2009        6.572875         8.045953          529.5400
  01/01/2010    to  12/31/2010        8.045953         8.756087          550.9493
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         7.004605        3,679.0925
  01/01/2009    to  12/31/2009        7.004605         8.826238       20,449.3900
  01/01/2010    to  12/31/2010        8.826238         9.520666       19,927.7759
============   ==== ==========       =========        =========       ===========
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358618         7.611301       21,275.8013
  01/01/2004    to  11/19/2004        7.611301         7.777635       18,278.4033
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997808        10.853388            0.0000
  01/01/2010    to  12/31/2010       10.853388        12.079303            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.436370            0.0000
  01/01/2007    to  12/31/2007       10.436370        13.974426        1,827.1664
  01/01/2008    to  12/31/2008       13.974426         6.090664        3,825.1409
  01/01/2009    to  12/31/2009        6.090664        10.086302        4,211.6900
  01/01/2010    to  12/31/2010       10.086302        12.225625        4,122.4799
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257802         9.354589       51,538.1236
  01/01/2004    to  12/31/2004        9.354589        10.962337       54,327.5799
  01/01/2005    to  12/31/2005       10.962337        12.510627       34,777.9654
  01/01/2006    to  12/31/2006       12.510627        15.521265       33,235.5079
  01/01/2007    to  12/31/2007       15.521265        17.234173       27,961.0586
  01/01/2008    to  12/31/2008       17.234173         9.735436       26,164.1498
  01/01/2009    to  12/31/2009        9.735436        12.554887       20,778.3200
  01/01/2010    to  12/31/2010       12.554887        13.709977       13,186.0946
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.477297         7.849613      181,964.4460
  01/01/2004    to  12/31/2004        7.849613         8.186475      171,216.7095
  01/01/2005    to  12/31/2005        8.186475         8.403139       91,948.5743
  01/01/2006    to  12/31/2006        8.403139         8.864521       78,934.7952
  01/01/2007    to  12/31/2007        8.864521         9.929508       71,711.9768
  01/01/2008    to  12/31/2008        9.929508         5.261155       64,679.0512
  01/01/2009    to  12/31/2009        5.261155         7.410726       51,965.1700
  01/01/2010    to  12/31/2010        7.410726         7.946640       43,832.6440
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.394134       75,558.6112
  01/01/2004    to  12/31/2004       10.394134        11.105815       93,839.0293
  01/01/2005    to  12/31/2005       11.105815        11.037506       50,658.5510
  01/01/2006    to  12/31/2006       11.037506        10.861386       33,384.9054
  01/01/2007    to  12/31/2007       10.861386        11.794665       29,563.9404
  01/01/2008    to  12/31/2008       11.794665        10.764035       20,235.7624
  01/01/2009    to  12/31/2009       10.764035        12.455274       15,914.5500
  01/01/2010    to  12/31/2010       12.455274        13.156218       16,670.7439
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.492012        11.511554      110,672.6700
  01/01/2004    to  12/31/2004       11.511554        11.844988      138,041.2961
  01/01/2005    to  12/31/2005       11.844988        11.872043      116,827.9137
  01/01/2006    to  12/31/2006       11.872043        12.163353      111,539.2523
  01/01/2007    to  12/31/2007       12.163353        12.823035      115,633.6858
  01/01/2008    to  12/31/2008       12.823035        12.619976      109,416.1020
  01/01/2009    to  12/31/2009       12.619976        14.600343       48,628.7900
  01/01/2010    to  12/31/2010       14.600343        15.480609       48,117.5837
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.225970        14.929413            0.0000
  01/01/2010    to  12/31/2010       14.929413        16.965327            0.0000
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.691517        12.231830        2,025.1689
============   ==== ==========       =========        =========       ===========
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658         9.973841            0.0000
  01/01/2008    to  12/31/2008        9.973841         5.688793            0.0000
  01/01/2009    to  12/31/2009        5.688793         6.872659          625.6600
  01/01/2010    to  12/31/2010        6.872659         7.773042          644.4267
============   ==== ==========       =========        =========       ===========
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270753         4.533561       20,840.3739
  01/01/2004    to  12/31/2004        4.533561         4.251921       45,311.2102
  01/01/2005    to  12/31/2005        4.251921         4.627103       29,125.9559
  01/01/2006    to  12/31/2006        4.627103         4.778214       26,879.0961
  01/01/2007    to  12/31/2007        4.778214         6.159452       21,835.1960
  01/01/2008    to  12/31/2008        6.159452         3.353429       16,626.0517
  01/01/2009    to  12/31/2009        3.353429         5.225583       16,980.5600
  01/01/2010    to  12/31/2010        5.225583         6.540548       17,575.9276
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.249570         8.405373            0.0000
  01/01/2009    to  12/31/2009        8.405373        10.289380            0.0000
  01/01/2010    to  12/31/2010       10.289380        11.320128            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.638337         7.706026            0.0000
  01/01/2009    to  12/31/2009        7.706026         9.751421            0.0000
  01/01/2010    to  12/31/2010        9.751421        10.911342            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708482         6.036086       91,538.9027
  01/01/2004    to  12/31/2004        6.036086         6.970762       59,303.0571
  01/01/2005    to  12/31/2005        6.970762         7.832612       48,954.5280
  01/01/2006    to  12/31/2006        7.832612         8.151187       44,819.1091
  01/01/2007    to  12/31/2007        8.151187         9.398020       40,749.5257
  01/01/2008    to  12/31/2008        9.398020         5.549820       40,350.0734
  01/01/2009    to  12/31/2009        5.549820         7.913590       37,206.1600
  01/01/2010    to  12/31/2010        7.913590         9.904407       29,116.9875
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.420782        11.366509       74,926.8634
  01/01/2004    to  12/31/2004       11.366509        14.093881       67,854.5964
  01/01/2005    to  12/31/2005       14.093881        15.954074       47,591.4425
  01/01/2006    to  12/31/2006       15.954074        17.692495       34,113.6584
  01/01/2007    to  12/31/2007       17.692495        16.816338       31,107.5482
  01/01/2008    to  12/31/2008       16.816338        11.566752       27,819.8089
  01/01/2009    to  12/31/2009       11.566752        14.336602       26,432.3700
  01/01/2010    to  12/31/2010       14.336602        16.849091       25,726.9517
============   ==== ==========       =========        =========       ===========
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.070369       11,978.0632
  01/01/2005    to  12/31/2005       11.070369        12.084285        5,688.5853
  01/01/2006    to  12/31/2006       12.084285        12.564869        3,027.6685
  01/01/2007    to  12/31/2007       12.564869        15.288651        2,807.4339
  01/01/2008    to  12/31/2008       15.288651         7.747284        2,979.8496
  01/01/2009    to  12/31/2009        7.747284        11.175558        2,979.6400
  01/01/2010    to  12/31/2010       11.175558        13.930018        3,082.9211
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356        10.433808            0.0000
  01/01/2006    to  12/31/2006       10.433808        11.869623        2,076.9520
  01/01/2007    to  12/31/2007       11.869623        11.343390        3,350.9521
  01/01/2008    to  12/31/2008       11.343390         7.125230        3,450.8149
  01/01/2009    to  12/31/2009        7.125230         8.839953        3,450.8100
  01/01/2010    to  12/31/2010        8.839953         9.952079        2,400.4532
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.537644        13.957331            0.0000
  01/01/2010    to  12/31/2010       13.957331        14.454054            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.740285         9.803847        3,097.1410
  01/01/2006    to  12/31/2006        9.803847        10.047619       18,744.6900
  01/01/2007    to  12/31/2007       10.047619        10.321710        2,918.7384
  01/01/2008    to  12/31/2008       10.321710        10.379732       10,147.4692
  01/01/2009    to  12/31/2009       10.379732        10.199956       40,277.6200
  01/01/2010    to  12/31/2010       10.199956         9.997974       37,663.7614
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.991329         9.881184       24,492.9905
  01/01/2004    to  12/31/2004        9.881184         9.747102       12,492.9116
  01/01/2005    to  04/30/2005        9.747102         9.740779            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022        10.619550      146,752.5980
  01/01/2004    to  12/31/2004       10.619550        11.672528      153,950.0918
  01/01/2005    to  12/31/2005       11.672528        12.601842       92,005.2372
  01/01/2006    to  12/31/2006       12.601842        14.132531       74,754.4337
  01/01/2007    to  12/31/2007       14.132531        14.465062       67,513.0736
  01/01/2008    to  12/31/2008       14.465062         8.583353       59,983.3763
  01/01/2009    to  12/31/2009        8.583353        11.091179       45,068.8500
  01/01/2010    to  12/31/2010       11.091179        12.156371       45,489.7512
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892         9.658301       72,122.8253
  01/01/2004    to  12/31/2004        9.658301        10.312638       57,329.7716
  01/01/2005    to  12/31/2005       10.312638        11.477507       24,617.5534
  01/01/2006    to  12/31/2006       11.477507        11.534778       21,951.5352
  01/01/2007    to  12/31/2007       11.534778        12.592692       21,974.2301
  01/01/2008    to  12/31/2008       12.592692         7.831644       22,252.9952
  01/01/2009    to  12/31/2009        7.831644        10.713698       23,808.7500
  01/01/2010    to  12/31/2010       10.713698        11.689801       19,196.3025
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376        13.778783      100,285.6024
  01/01/2004    to  12/31/2004       13.778783        14.808845       74,111.3091
  01/01/2005    to  12/31/2005       14.808845        15.925655       44,092.0624
  01/01/2006    to  12/31/2006       15.925655        17.511568       32,906.1501
  01/01/2007    to  12/31/2007       17.511568        15.948596       28,640.2936
  01/01/2008    to  12/31/2008       15.948596         8.420158       30,902.7667
  01/01/2009    to  12/31/2009        8.420158        11.653666       26,254.1400
  01/01/2010    to  12/31/2010       11.653666        13.109090       23,237.3990
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063937        10.125586            0.0000
  01/01/2009    to  12/31/2009       10.125586        14.164750          910.5000
  01/01/2010    to  12/31/2010       14.164750        17.020935            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.508340        13.046762            0.0000
  01/01/2010    to  12/31/2010       13.046762        16.103205            0.0000
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392        10.314288       24,672.9505
  01/01/2004    to  12/31/2004       10.314288        11.148694       26,460.3400
  01/01/2005    to  12/31/2005       11.148694        11.406769       41,035.6655
  01/01/2006    to  12/31/2006       11.406769        12.879559       41,312.2018
  01/01/2007    to  12/31/2007       12.879559        13.251129       41,675.5899
  01/01/2008    to  12/31/2008       13.251129         8.148526       20,318.7527
  01/01/2009    to  12/31/2009        8.148526        10.057496       20,470.5700
  01/01/2010    to  12/31/2010       10.057496        11.287000       15,439.5609
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.665085        11.122151            0.0000
  01/01/2010    to  12/31/2010       11.122151        11.748533            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.741240        13.168600            0.0000
  01/01/2010    to  12/31/2010       13.168600        16.334612            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.591951        14.683617            0.0000
  01/01/2010    to  12/31/2010       14.683617        18.570599            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222        14.763172            0.0000
  01/01/2006    to  12/31/2006       14.763172        15.038163           35.1964
  01/01/2007    to  12/31/2007       15.038163        15.333285           53.0323
  01/01/2008    to  12/31/2008       15.333285        14.948873           52.9161
  01/01/2009    to  12/31/2009       14.948873        15.250768           52.7900
  01/01/2010    to  12/31/2010       15.250768        15.769877           30.6429
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291        10.681379       50,889.6879
  01/01/2005    to  12/31/2005       10.681379        11.557321      204,623.8015
  01/01/2006    to  12/31/2006       11.557321        12.875254      221,223.5060
  01/01/2007    to  12/31/2007       12.875254        12.983219      216,091.0039
  01/01/2008    to  12/31/2008       12.983219         7.531553      200,283.8844
  01/01/2009    to  12/31/2009        7.531553         9.792493      192,158.1400
  01/01/2010    to  12/31/2010        9.792493        11.182620      188,034.1882
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490        10.385557        136,592.1743
  01/01/2005    to  12/31/2005       10.385557        10.905523        464,762.8098
  01/01/2006    to  12/31/2006       10.905523        11.970617        633,308.9436
  01/01/2007    to  12/31/2007       11.970617        12.305159        616,624.2159
  01/01/2008    to  12/31/2008       12.305159         8.208898        579,002.4167
  01/01/2009    to  12/31/2009        8.208898        10.326377        519,430.4500
  01/01/2010    to  12/31/2010       10.326377        11.497127        471,304.5773
============   ==== ==========       =========        =========        ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649        10.101868         14,945.8261
  01/01/2005    to  12/31/2005       10.101868        10.345995        119,666.9780
  01/01/2006    to  12/31/2006       10.345995        11.016462         59,384.7414
  01/01/2007    to  12/31/2007       11.016462        11.436295         56,696.8388
  01/01/2008    to  12/31/2008       11.436295         8.894345         76,512.9820
  01/01/2009    to  12/31/2009        8.894345        10.715424        101,434.9600
  01/01/2010    to  12/31/2010       10.715424        11.648442        113,629.2759
============   ==== ==========       =========        =========        ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351        10.596336        302,812.7407
  01/01/2005    to  12/31/2005       10.596336        11.334900        592,279.2799
  01/01/2006    to  12/31/2006       11.334900        12.621582        871,871.2044
  01/01/2007    to  12/31/2007       12.621582        12.952034        781,362.9324
  01/01/2008    to  12/31/2008       12.952034         7.887466        702,511.9448
  01/01/2009    to  12/31/2009        7.887466        10.058265        605,284.8600
  01/01/2010    to  12/31/2010       10.058265        11.386377        565,570.2824
============   ==== ==========       =========        =========        ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579        10.222004         23,895.0235
  01/01/2005    to  12/31/2005       10.222004        10.602593         49,051.8261
  01/01/2006    to  12/31/2006       10.602593        11.456660         49,197.6711
  01/01/2007    to  12/31/2007       11.456660        11.925566        137,663.7950
  01/01/2008    to  12/31/2008       11.925566         8.600426        206,000.6764
  01/01/2009    to  12/31/2009        8.600426        10.629271        262,745.3300
  01/01/2010    to  12/31/2010       10.629271        11.710789        244,860.2196
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314       57,659.3204
  01/01/2009    to  12/31/2009        6.980314         8.844211       89,315.9800
  01/01/2010    to  12/31/2010        8.844211         9.718562      101,420.2633
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751         8.912431        1,657.4399
  01/01/2009    to  12/31/2009        8.912431         9.790053        6,156.6100
  01/01/2010    to  12/31/2010        9.790053        10.176582        6,935.9090
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349       13,510.8094
  01/01/2009    to  12/31/2009        6.331349         8.314334       30,712.6600
  01/01/2010    to  12/31/2010        8.314334         9.244030       19,680.8933
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       14,187.7832
  01/01/2009    to  12/31/2009        5.733881         7.802145       34,246.9800
  01/01/2010    to  12/31/2010        7.802145         9.044777       36,626.9445
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748         6.027848            0.0000
  01/01/2009    to  12/31/2009        6.027848         8.418799       30,291.0400
  01/01/2010    to  12/31/2010        8.418799         8.816613       31,556.8252
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043       19,683.2899
  01/01/2009    to  12/31/2009        7.651043         9.249565       40,936.5300
  01/01/2010    to  12/31/2010        9.249565         9.959711       34,353.3452
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            0.0000
  01/01/2009    to  12/31/2009       11.607839        16.677546        6,698.0000
  01/01/2010    to  12/31/2010       16.677546        18.916374       11,890.4363
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        12.777839       29,159.8348
  01/01/2005    to  12/31/2005       12.777839        14.182623       30,872.6490
  01/01/2006    to  12/31/2006       14.182623        19.117954       27,608.8524
  01/01/2007    to  12/31/2007       19.117954        15.917430       17,656.9405
  01/01/2008    to  12/31/2008       15.917430         9.094890       12,744.1460
  01/01/2009    to  12/31/2009        9.094890        12.005300       14,619.5000
  01/01/2010    to  12/31/2010       12.005300        13.656337       12,853.6570
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.919714       29,794.7616
  01/01/2005    to  12/31/2005       11.919714        13.142639       37,366.2615
  01/01/2006    to  12/31/2006       13.142639        14.897265       56,504.7705
  01/01/2007    to  12/31/2007       14.897265        15.045233       50,734.2491
  01/01/2008    to  12/31/2008       15.045233         9.421654       45,271.9452
  01/01/2009    to  12/31/2009        9.421654        12.212179       40,584.5200
  01/01/2010    to  12/31/2010       12.212179        14.863866       41,112.5701
============   ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.919466          340.2305
  01/01/2002    to  12/31/2002       10.919466         8.762286       36,410.5630
  01/01/2003    to  12/31/2003        8.762286        11.586477      182,582.6893
  01/01/2004    to  12/31/2004       11.586477        13.680486      168,476.9573
  01/01/2005    to  12/31/2005       13.680486        15.311936      154,556.2620
  01/01/2006    to  12/31/2006       15.311936        19.330066      146,514.7975
  01/01/2007    to  12/31/2007       19.330066        18.723852      126,635.3246
  01/01/2008    to  12/31/2008       18.723852        10.843216       83,339.9282
  01/01/2009    to  12/31/2009       10.843216        16.472555       79,704.6700
  01/01/2010    to  12/31/2010       16.472555        18.788477       74,512.6114
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        11.834858        1,764.1353
  01/01/2002    to  12/31/2002       11.834858         8.405523       56,709.2871
  01/01/2003    to  12/31/2003        8.405523        11.435723      146,506.8029
  01/01/2004    to  12/31/2004       11.435723        11.923685      124,361.7777
  01/01/2005    to  12/31/2005       11.923685        12.648094      117,834.8457
  01/01/2006    to  12/31/2006       12.648094        14.149636       98,558.1937
  01/01/2007    to  12/31/2007       14.149636        15.395578       78,475.8430
  01/01/2008    to  12/31/2008       15.395578         9.240888       54,806.5491
  01/01/2009    to  12/31/2009        9.240888        12.115212       50,197.0200
  01/01/2010    to  12/31/2010       12.115212        14.977377       49,621.3780
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      125.926993       128.945415            0.0000
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.975020          629.9823
  01/01/2002    to  12/31/2002       10.975020         9.589118       38,257.9137
  01/01/2003    to  12/31/2003        9.589118        11.853651      106,352.6452
  01/01/2004    to  12/31/2004       11.853651        13.284973       52,411.1468
  01/01/2005    to  12/31/2005       13.284973        14.065118       51,357.3498
  01/01/2006    to  12/31/2006       14.065118        15.802802       41,921.1770
  01/01/2007    to  12/31/2007       15.802802        15.060813       35,223.2081
  01/01/2008    to  12/31/2008       15.060813         9.103133       27,737.9218
  01/01/2009    to  12/31/2009        9.103133        12.196978       25,078.5500
  01/01/2010    to  12/31/2010       12.196978        14.681252       22,937.3621
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.789783         7.271012       16,318.1633
  01/01/2002    to  12/31/2002        7.271012         5.140483      132,602.3687
  01/01/2003    to  12/31/2003        5.140483         6.592476      297,313.6151
  01/01/2004    to  12/31/2004        6.592476         7.003478      283,004.8534
  01/01/2005    to  12/31/2005        7.003478         7.793346      253,898.2606
  01/01/2006    to  12/31/2006        7.793346         7.502875      226,031.8420
  01/01/2007    to  12/31/2007        7.502875         7.516415      196,045.5408
  01/01/2008    to  12/31/2008        7.516415         4.487781      127,644.5236
  01/01/2009    to  12/31/2009        4.487781         5.845942      120,917.2300
  01/01/2010    to  12/31/2010        5.845942         7.089778      112,486.3703
============   ==== ==========       =========        =========      ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245988        10.614176            0.0000
  01/01/2006    to  12/31/2006       10.614176        11.083909        1,743.8763
  01/01/2007    to  12/31/2007       11.083909        10.216408        3,288.4347
  01/01/2008    to  12/31/2008       10.216408         4.542073        3,449.1876
  01/01/2009    to  12/31/2009        4.542073         6.139525       12,896.0100
  01/01/2010    to  12/31/2010        6.139525         6.456202       12,964.3517
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456        1,393.9570
  01/01/2007    to  12/31/2007       10.294456        12.893478        1,880.2115
  01/01/2008    to  12/31/2008       12.893478         7.672041       13,436.9718
  01/01/2009    to  12/31/2009        7.672041        10.584426        1,791.4700
  01/01/2010    to  12/31/2010       10.584426        12.652514        2,200.9857
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.957349        13.907731        2,588.8797
  01/01/2002    to  12/31/2002       13.907731        13.547402       67,528.9644
  01/01/2003    to  12/31/2003       13.547402        15.815460      229,157.2426
  01/01/2004    to  12/31/2004       15.815460        16.759052      179,476.4777
  01/01/2005    to  12/31/2005       16.759052        16.665125      178,125.3743
  01/01/2006    to  12/31/2006       16.665125        17.821527      148,889.0881
  01/01/2007    to  12/31/2007       17.821527        18.601507       97,987.5195
  01/01/2008    to  12/31/2008       18.601507        14.832868       85,617.5274
  01/01/2009    to  12/31/2009       14.832868        19.875873       65,864.6100
  01/01/2010    to  12/31/2010       19.875873        21.997497       60,180.4709
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.904113        41.183429        9,333.7391
  01/01/2002    to  12/31/2002       41.183429        33.036285       65,386.1766
  01/01/2003    to  12/31/2003       33.036285        42.313390      147,144.4656
  01/01/2004    to  12/31/2004       42.313390        46.695155      115,863.7494
  01/01/2005    to  12/31/2005       46.695155        47.302031      107,960.4473
  01/01/2006    to  12/31/2006       47.302031        54.587274       93,914.5650
  01/01/2007    to  12/31/2007       54.587274        55.463710       78,671.2624
  01/01/2008    to  12/31/2008       55.463710        34.593831       58,063.9299
  01/01/2009    to  12/31/2009       34.593831        40.125478       54,488.0400
  01/01/2010    to  12/31/2010       40.125478        46.002212       49,551.4821
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.493600        15.410831            0.0000
  01/01/2009    to  12/31/2009       15.410831        19.104291        3,791.0900
  01/01/2010    to  12/31/2010       19.104291        23.494954        3,765.7542
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607            0.0000
  01/01/2009    to  12/31/2009        6.570607         8.039157            0.0000
  01/01/2010    to  12/31/2010        8.039157         8.744321        3,470.1122
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         7.002190        9,627.6536
  01/01/2009    to  12/31/2009        7.002190         8.818786       22,022.9000
  01/01/2010    to  12/31/2010        8.818786         9.507876        8,332.9815
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188043         8.025064        5,701.7970
  01/01/2002    to  12/31/2002        8.025064         6.225832       24,894.5220
  01/01/2003    to  12/31/2003        6.225832         7.584109       61,311.8186
  01/01/2004    to  11/19/2004        7.584109         7.746419       53,311.1923
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747            0.0000
  01/01/2010    to  12/31/2010       10.849747        12.069219            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867          889.1976
  01/01/2007    to  12/31/2007       10.432867        13.962722       10,568.8972
  01/01/2008    to  12/31/2008       13.962722         6.082499        9,477.6283
  01/01/2009    to  12/31/2009        6.082499        10.067748       13,738.5200
  01/01/2010    to  12/31/2010       10.067748        12.197046        7,648.0808
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.738378         8.338689        9,933.1038
  01/01/2002    to  12/31/2002        8.338689         7.205307       88,957.2529
  01/01/2003    to  12/31/2003        7.205307         9.321176      100,770.3415
  01/01/2004    to  12/31/2004        9.321176        10.917708      129,381.3181
  01/01/2005    to  12/31/2005       10.917708        12.453487      119,588.1671
  01/01/2006    to  12/31/2006       12.453487        15.442674      109,058.1471
  01/01/2007    to  12/31/2007       15.442674        17.138290       79,073.2851
  01/01/2008    to  12/31/2008       17.138290         9.676406       63,043.8275
  01/01/2009    to  12/31/2009        9.676406        12.472521       56,989.0800
  01/01/2010    to  12/31/2010       12.472521        13.613233       53,611.1868
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.578646         8.424014       29,578.4411
  01/01/2002    to  12/31/2002        8.424014         6.211432      207,712.8074
  01/01/2003    to  12/31/2003        6.211432         7.821582      509,656.2995
  01/01/2004    to  12/31/2004        7.821582         8.153153      380,063.9083
  01/01/2005    to  12/31/2005        8.153153         8.364763      365,564.9472
  01/01/2006    to  12/31/2006        8.364763         8.819638      315,721.0117
  01/01/2007    to  12/31/2007        8.819638         9.874268      247,187.3502
  01/01/2008    to  12/31/2008        9.874268         5.229254      205,793.7038
  01/01/2009    to  12/31/2009        5.229254         7.362110      173,861.3000
  01/01/2010    to  12/31/2010        7.362110         7.890564      144,029.2229
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.390659        167,112.4699
  01/01/2004    to  12/31/2004       10.390659        11.096537        173,529.3705
  01/01/2005    to  12/31/2005       11.096537        11.022786        181,775.7139
  01/01/2006    to  12/31/2006       11.022786        10.841492        169,133.5733
  01/01/2007    to  12/31/2007       10.841492        11.767146        134,736.2843
  01/01/2008    to  12/31/2008       11.767146        10.733536        101,580.6334
  01/01/2009    to  12/31/2009       10.733536        12.413779         94,678.8100
  01/01/2010    to  12/31/2010       12.413779        13.105833         90,073.0620
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.073711        10.482897          9,214.1780
  01/01/2002    to  12/31/2002       10.482897        11.224688        182,944.5664
  01/01/2003    to  12/31/2003       11.224688        11.470430        426,520.8561
  01/01/2004    to  12/31/2004       11.470430        11.796756        321,896.6936
  01/01/2005    to  12/31/2005       11.796756        11.817806        308,656.1112
  01/01/2006    to  12/31/2006       11.817806        12.101748        255,275.3577
  01/01/2007    to  12/31/2007       12.101748        12.751678        162,330.3587
  01/01/2008    to  12/31/2008       12.751678        12.543460        124,469.9544
  01/01/2009    to  12/31/2009       12.543460        14.504569        129,723.6600
  01/01/2010    to  12/31/2010       14.504569        15.371376        134,837.2915
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077          9,355.8400
  01/01/2010    to  12/31/2010       14.811077        16.822447              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698          4,363.6754
============   ==== ==========       =========        =========        ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563499         9.973006             89.2228
  01/01/2008    to  12/31/2008        9.973006         5.685456          1,543.8556
  01/01/2009    to  12/31/2009        5.685456         6.865193          1,491.5300
  01/01/2010    to  12/31/2010        6.865193         7.760721          1,409.4862
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.760856         6.062465        7,708.3984
  01/01/2002    to  12/31/2002        6.062465         2.926172       47,901.4830
  01/01/2003    to  12/31/2003        2.926172         4.517320       64,329.8616
  01/01/2004    to  12/31/2004        4.517320         4.234564      105,189.6061
  01/01/2005    to  12/31/2005        4.234564         4.605918       93,067.9772
  01/01/2006    to  12/31/2006        4.605918         4.753966       94,257.8113
  01/01/2007    to  12/31/2007        4.753966         6.125116       79,940.3561
  01/01/2008    to  12/31/2008        6.125116         3.333058       52,458.9343
  01/01/2009    to  12/31/2009        3.333058         5.191245       47,426.2200
  01/01/2010    to  12/31/2010        5.191245         6.494325       52,280.6177
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697            0.0000
  01/01/2009    to  12/31/2009        8.391697        10.267504            0.0000
  01/01/2010    to  12/31/2010       10.267504        11.290419        5,136.1553
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486            0.0000
  01/01/2009    to  12/31/2009        7.693486         9.730686            0.0000
  01/01/2010    to  12/31/2010        9.730686        10.882702            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614032         8.194891        8,954.6560
  01/01/2002    to  12/31/2002        8.194891         4.492827      159,796.3238
  01/01/2003    to  12/31/2003        4.492827         6.014504      267,329.7713
  01/01/2004    to  12/31/2004        6.014504         6.942358      148,030.4815
  01/01/2005    to  12/31/2005        6.942358         7.796808      144,425.5056
  01/01/2006    to  12/31/2006        7.796808         8.109881      136,935.1169
  01/01/2007    to  12/31/2007        8.109881         9.345696      102,184.7905
  01/01/2008    to  12/31/2008        9.345696         5.516147       99,604.2254
  01/01/2009    to  12/31/2009        5.516147         7.861642       90,335.8900
  01/01/2010    to  12/31/2010        7.861642         9.834477       89,369.2072
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.196735       72,766.6136
  01/01/2003    to  12/31/2003        8.196735        11.357032      193,939.0137
  01/01/2004    to  12/31/2004       11.357032        14.075075      139,302.8073
  01/01/2005    to  12/31/2005       14.075075        15.924850      120,847.2119
  01/01/2006    to  12/31/2006       15.924850        17.651281      116,698.9607
  01/01/2007    to  12/31/2007       17.651281        16.768726       96,792.9561
  01/01/2008    to  12/31/2008       16.768726        11.528208       67,680.8572
  01/01/2009    to  12/31/2009       11.528208        14.281682       68,513.4600
  01/01/2010    to  12/31/2010       14.281682        16.776165       67,818.5016
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.066653       34,713.8777
  01/01/2005    to  12/31/2005       11.066653        12.074209       32,149.7555
  01/01/2006    to  12/31/2006       12.074209        12.548130       29,531.2781
  01/01/2007    to  12/31/2007       12.548130        15.260611       27,094.3388
  01/01/2008    to  12/31/2008       15.260611         7.729185       18,554.3713
  01/01/2009    to  12/31/2009        7.729185        11.143877       16,807.7200
  01/01/2010    to  12/31/2010       11.143877        13.883593       15,048.1438
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310        1,400.1505
  01/01/2006    to  12/31/2006       10.430310        11.859735        8,088.7758
  01/01/2007    to  12/31/2007       11.859735        11.328245       11,122.7092
  01/01/2008    to  12/31/2008       11.328245         7.112139        8,578.9244
  01/01/2009    to  12/31/2009        7.112139         8.819300        7,951.7300
  01/01/2010    to  12/31/2010        8.819300         9.923869       12,288.0352
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.466823        13.879731          361.1000
  01/01/2010    to  12/31/2010       13.879731        14.366508          358.2175
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.698978         9.759037      261,542.5906
  01/01/2006    to  12/31/2006        9.759037         9.996712      190,015.2652
  01/01/2007    to  12/31/2007        9.996712        10.264256      196,944.5392
  01/01/2008    to  12/31/2008       10.264256        10.316782      298,803.4459
  01/01/2009    to  12/31/2009       10.316782        10.133027      153,467.3600
  01/01/2010    to  12/31/2010       10.133027         9.927405      131,455.2273
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.040289        10.102844          306.4676
  01/01/2002    to  12/31/2002       10.102844        10.006335      285,008.2019
  01/01/2003    to  12/31/2003       10.006335         9.845860      302,466.9561
  01/01/2004    to  12/31/2004        9.845860         9.707388      257,879.8395
  01/01/2005    to  04/30/2005        9.707388         9.699509            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.195418        10.105156       20,441.9015
  01/01/2002    to  12/31/2002       10.105156         8.261442      236,334.7065
  01/01/2003    to  12/31/2003        8.261442        10.581621      399,222.9674
  01/01/2004    to  12/31/2004       10.581621        11.625009      364,252.9470
  01/01/2005    to  12/31/2005       11.625009        12.544286      354,730.8415
  01/01/2006    to  12/31/2006       12.544286        14.060972      329,792.9437
  01/01/2007    to  12/31/2007       14.060972        14.384584      274,592.6325
  01/01/2008    to  12/31/2008       14.384584         8.531306      203,065.3542
  01/01/2009    to  12/31/2009        8.531306        11.018414      193,040.5300
  01/01/2010    to  12/31/2010       11.018414        12.070584      180,022.2170
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.594921      121,879.8141
  01/01/2003    to  12/31/2003        7.594921         9.650244      199,008.3441
  01/01/2004    to  12/31/2004        9.650244        10.298871      171,353.3633
  01/01/2005    to  12/31/2005       10.298871        11.456474      164,152.0048
  01/01/2006    to  12/31/2006       11.456474        11.507898      145,653.8203
  01/01/2007    to  12/31/2007       11.507898        12.557032      114,842.7858
  01/01/2008    to  12/31/2008       12.557032         7.805540       78,309.4398
  01/01/2009    to  12/31/2009        7.805540        10.672653       74,894.7500
  01/01/2010    to  12/31/2010       10.672653        11.639200       70,732.8889
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.162315        11.887327       10,686.6444
  01/01/2002    to  12/31/2002       11.887327        10.590154      162,682.5986
  01/01/2003    to  12/31/2003       10.590154        13.729638      276,868.3804
  01/01/2004    to  12/31/2004       13.729638        14.748628      166,433.9639
  01/01/2005    to  12/31/2005       14.748628        15.852993      157,126.1261
  01/01/2006    to  12/31/2006       15.852993        17.422981      150,699.7968
  01/01/2007    to  12/31/2007       17.422981        15.859936      130,950.4692
  01/01/2008    to  12/31/2008       15.859936         8.369136      107,740.6165
  01/01/2009    to  12/31/2009        8.369136        11.577259       98,151.4700
  01/01/2010    to  12/31/2010       11.577259        13.016635       92,654.0972
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727            0.0000
  01/01/2009    to  12/31/2009       10.124727        14.156467        4,373.2600
  01/01/2010    to  12/31/2010       14.156467        17.002492        4,657.5689
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932            0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888        5,008.2055
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.833803        3,661.6899
  01/01/2002    to  12/31/2002       10.833803         8.223862      132,062.8953
  01/01/2003    to  12/31/2003        8.223862        10.302806      119,737.2190
  01/01/2004    to  12/31/2004       10.302806        11.130703       54,845.2262
  01/01/2005    to  12/31/2005       11.130703        11.382685       56,658.6744
  01/01/2006    to  12/31/2006       11.382685        12.845959       53,768.9954
  01/01/2007    to  12/31/2007       12.845959        13.209916       49,255.7418
  01/01/2008    to  12/31/2008       13.209916         8.119100       46,108.2016
  01/01/2009    to  12/31/2009        8.119100        10.016166       39,668.6500
  01/01/2010    to  12/31/2010       10.016166        11.235003       26,841.0907
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.619725        11.060285            0.0000
  01/01/2010    to  12/31/2010       11.060285        11.677349            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634        2,612.0786
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024            0.0000
  01/01/2010    to  12/31/2010       14.675024        18.550463            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991          333.7694
  01/01/2006    to  12/31/2006       14.680991        14.947001       12,729.9737
  01/01/2007    to  12/31/2007       14.947001        15.232679       19,245.2937
  01/01/2008    to  12/31/2008       15.232679        14.843345       21,831.1342
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,877.1700
  01/01/2010    to  12/31/2010       15.135540        15.642904       29,619.5781
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531       54,519.7300
  01/01/2005    to  12/31/2005       10.680531        11.550645      114,890.9979
  01/01/2006    to  12/31/2006       11.550645        12.861402      160,412.9569
  01/01/2007    to  12/31/2007       12.861402        12.962731      256,757.6564
  01/01/2008    to  12/31/2008       12.962731         7.515886      223,217.7528
  01/01/2009    to  12/31/2009        7.515886         9.767237      196,561.2400
  01/01/2010    to  12/31/2010        9.767237        11.148208      173,030.4500
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732        207,422.6878
  01/01/2005    to  12/31/2005       10.384732        10.899222        349,605.5454
  01/01/2006    to  12/31/2006       10.899222        11.957737        610,315.4482
  01/01/2007    to  12/31/2007       11.957737        12.285740        891,745.6891
  01/01/2008    to  12/31/2008       12.285740         8.191826        805,740.4162
  01/01/2009    to  12/31/2009        8.191826        10.299750        735,086.8400
  01/01/2010    to  12/31/2010       10.299750        11.461754        650,912.6262
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066         23,417.1825
  01/01/2005    to  12/31/2005       10.101066        10.340016         11,321.9424
  01/01/2006    to  12/31/2006       10.340016        11.004607         11,550.6243
  01/01/2007    to  12/31/2007       11.004607        11.418246         49,779.7517
  01/01/2008    to  12/31/2008       11.418246         8.875851        107,095.0406
  01/01/2009    to  12/31/2009        8.875851        10.687800        126,693.2100
  01/01/2010    to  12/31/2010       10.687800        11.612607        164,211.9385
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495      1,138,710.7510
  01/01/2005    to  12/31/2005       10.595495        11.328352      1,459,786.6930
  01/01/2006    to  12/31/2006       11.328352        12.608002      1,576,021.8847
  01/01/2007    to  12/31/2007       12.608002        12.931595      1,674,347.3867
  01/01/2008    to  12/31/2008       12.931595         7.871060      1,812,999.2705
  01/01/2009    to  12/31/2009        7.871060        10.032325      1,611,443.6900
  01/01/2010    to  12/31/2010       10.032325        11.351340      1,438,617.7224
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193         82,997.5473
  01/01/2005    to  12/31/2005       10.221193        10.596466        192,291.6757
  01/01/2006    to  12/31/2006       10.596466        11.444331        191,399.8204
  01/01/2007    to  12/31/2007       11.444331        11.906745        205,033.1411
  01/01/2008    to  12/31/2008       11.906745         8.582542        256,911.7312
  01/01/2009    to  12/31/2009        8.582542        10.601867        334,188.6900
  01/01/2010    to  12/31/2010       10.601867        11.674761        274,492.8546
============   ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class XC contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                        MIST LORD ABBETT MIST LORD ABBETT MIST MORGAN STANLEY MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE      MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- ------------------- ----------------
ASSETS:
  Investments at fair value                $ 702,129,072    $ 281,708,957        $ 68,961,174    $ 221,952,720
  Accrued dividends                                   --               --                  --               --
  Due from MetLife Investors Insurance
     Company                                          14               16                  --               --
                                       ----------------- ---------------- ------------------- ----------------
       Total Assets                          702,129,086      281,708,973          68,961,174      221,952,720
                                       ----------------- ---------------- ------------------- ----------------
LIABILITIES:
  Accrued fees                                       119              143                  86               96
  Due to MetLife Investors Insurance
     Company                                          --               --                   8               --
                                       ----------------- ---------------- ------------------- ----------------
       Total Liabilities                             119              143                  94               96
                                       ----------------- ---------------- ------------------- ----------------
NET ASSETS                                 $ 702,128,967    $ 281,708,830        $ 68,961,080    $ 221,952,624
                                       ================= ================ =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 697,779,813    $ 280,848,458        $ 68,778,128    $ 221,340,438
  Net assets from contracts in payouts         4,349,154          860,372             182,952          612,186
                                       ----------------- ---------------- ------------------- ----------------
       Total Net Assets                    $ 702,128,967    $ 281,708,830        $ 68,961,080    $ 221,952,624
                                       ================= ================ =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                     MIST PIMCO   MIST LEGG MASON
                                           MIST OPPENHEIMER INFLATION PROTECTED       CLEARBRIDGE    MIST PIMCO
                                       CAPITAL APPRECIATION                BOND AGGRESSIVE GROWTH  TOTAL RETURN
                                                SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value                    $ 88,338,030        $ 97,212,643      $ 65,664,668 $ 512,523,360
  Accrued dividends                                      --                  --                --            --
  Due from MetLife Investors Insurance
     Company                                             --                   5                --            12
                                       -------------------- ------------------- ----------------- -------------
       Total Assets                              88,338,030          97,212,648        65,664,668   512,523,372
                                       -------------------- ------------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                          109                  83                88           101
  Due to MetLife Investors Insurance
     Company                                             13                  --                 9            --
                                       -------------------- ------------------- ----------------- -------------
       Total Liabilities                                122                  83                97           101
                                       -------------------- ------------------- ----------------- -------------
NET ASSETS                                     $ 88,337,908        $ 97,212,565      $ 65,664,571 $ 512,523,271
                                       ==================== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 88,185,764        $ 97,188,087      $ 65,614,774 $ 511,879,418
  Net assets from contracts in payouts              152,144              24,478            49,797       643,853
                                       -------------------- ------------------- ----------------- -------------
       Total Net Assets                        $ 88,337,908        $ 97,212,565      $ 65,664,571 $ 512,523,271
                                       ==================== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                                                          MIST
    MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH     MIST INVESCO  MIST LAZARD HARRIS OAKMARK
  TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
 SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,672,016       $ 86,739,659     $ 146,069,640     $ 55,371,542 $ 50,499,644   $ 71,133,018
          --                 --                --               --           --             --
          --                 --                --                1           --              7
------------ ------------------ ----------------- ---------------- ------------ --------------
  13,672,016         86,739,659       146,069,640       55,371,543   50,499,644     71,133,025
------------ ------------------ ----------------- ---------------- ------------ --------------
          63                121               150               82          135             52
           7                  4                 9               --            6             --
------------ ------------------ ----------------- ---------------- ------------ --------------
          70                125               159               82          141             52
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,671,946       $ 86,739,534     $ 146,069,481     $ 55,371,461 $ 50,499,503   $ 71,132,973
============ ================== ================= ================ ============ ==============
$ 13,671,230       $ 86,689,283     $ 145,579,500     $ 55,343,143 $ 50,319,429   $ 71,126,615
         716             50,251           489,981           28,318      180,074          6,358
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,671,946       $ 86,739,534     $ 146,069,481     $ 55,371,461 $ 50,499,503   $ 71,132,973
============ ================== ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                                     MIST
                                       MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                         SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 66,822,161        $ 38,697,461   $ 12,006,237  $ 19,466,057
  Accrued dividends                                   --                  --             --            --
  Due from MetLife Investors Insurance
     Company                                           7                  --              1             4
                                       ----------------- ------------------- -------------- -------------
       Total Assets                           66,822,168          38,697,461     12,006,238    19,466,061
                                       ----------------- ------------------- -------------- -------------
LIABILITIES:
  Accrued fees                                        92                 123             83            88
  Due to MetLife Investors Insurance
     Company                                          --                   7             --            --
                                       ----------------- ------------------- -------------- -------------
       Total Liabilities                              92                 130             83            88
                                       ----------------- ------------------- -------------- -------------
NET ASSETS                                  $ 66,822,076        $ 38,697,331   $ 12,006,155  $ 19,465,973
                                       ================= =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 66,808,556        $ 38,651,460   $ 12,005,210  $ 19,463,898
  Net assets from contracts in payouts            13,520              45,871            945         2,075
                                       ----------------- ------------------- -------------- -------------
       Total Net Assets                     $ 66,822,076        $ 38,697,331   $ 12,006,155  $ 19,465,973
                                       ================= =================== ============== =============

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,344     $ 840,358,821   $ 2,318,147,590 $ 1,619,862,417       $ 198,100,072   $ 101,320,290
                --                --                --              --                  --              --
                 5                 9                17              11                   9              --
------------------ ----------------- ----------------- --------------- ------------------- ---------------
       383,256,349       840,358,830     2,318,147,607   1,619,862,428         198,100,081     101,320,290
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                50                17                60              32                  29             107
                --                --                --              --                  --              --
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                50                17                60              32                  29             107
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,299     $ 840,358,813   $ 2,318,147,547 $ 1,619,862,396       $ 198,100,052   $ 101,320,183
================== ================= ================= =============== =================== ===============
     $ 383,256,299     $ 840,337,240   $ 2,317,473,051 $ 1,619,839,834       $ 198,100,052   $ 101,225,878
                --            21,573           674,496          22,562                  --          94,305
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,299     $ 840,358,813   $ 2,318,147,547 $ 1,619,862,396       $ 198,100,052   $ 101,320,183
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                  MIST MIST SSGA GROWTH MIST LEGG MASON
                                       SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY MIST PIONEER FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ---------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 46,397,070    $ 124,729,838    $ 21,870,225     $ 100,019,674
  Accrued dividends                                 --               --              --                --
  Due from MetLife Investors Insurance
     Company                                        --               --              --                --
                                       --------------- ---------------- --------------- -----------------
       Total Assets                         46,397,070      124,729,838      21,870,225       100,019,674
                                       --------------- ---------------- --------------- -----------------
LIABILITIES:
  Accrued fees                                      45               50              76               125
  Due to MetLife Investors Insurance
     Company                                         1                4               5                --
                                       --------------- ---------------- --------------- -----------------
       Total Liabilities                            46               54              81               125
                                       --------------- ---------------- --------------- -----------------
NET ASSETS                                $ 46,397,024    $ 124,729,784    $ 21,870,144     $ 100,019,549
                                       =============== ================ =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 46,397,024    $ 124,729,784    $ 21,867,480      $ 99,472,237
  Net assets from contracts in payouts              --               --           2,664           547,312
                                       --------------- ---------------- --------------- -----------------
       Total Net Assets                   $ 46,397,024    $ 124,729,784    $ 21,870,144     $ 100,019,549
                                       =============== ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                                                                      MIST AMERICAN
    MIST PIONEER MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN FUNDS BALANCED
STRATEGIC INCOME    MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH     ALLOCATION
     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,987      $ 71,913,988       $ 15,232,761     $ 12,401,521  $ 28,767,989  $ 235,131,702
              --                --                 --               --            --             --
              --                --                 --               --            --             --
---------------- ----------------- ------------------ ---------------- ------------- --------------
       9,868,987        71,913,988         15,232,761       12,401,521    28,767,989    235,131,702
---------------- ----------------- ------------------ ---------------- ------------- --------------
             135               114                 57               85            69             46
               9                 8                  6                8             3              1
---------------- ----------------- ------------------ ---------------- ------------- --------------
             144               122                 63               93            72             47
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,843      $ 71,913,866       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
================ ================= ================== ================ ============= ==============
     $ 9,868,843      $ 71,892,751       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
              --            21,115                 --               --            --             --
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,843      $ 71,913,866       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
================ ================= ================== ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                     MIST AMERICAN                      MIST AMERICAN
                                       MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE
                                          FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------- ------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 18,209,111 $ 227,823,108        $ 17,238,366  $ 137,833,834
  Accrued dividends                               --            --                  --             --
  Due from MetLife Investors Insurance
     Company                                      --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Assets                       18,209,111   227,823,108          17,238,366    137,833,834
                                       ------------- ------------- ------------------- --------------
LIABILITIES:
  Accrued fees                                    84            55                  62             38
  Due to MetLife Investors Insurance
     Company                                       4             4                   6             --
                                       ------------- ------------- ------------------- --------------
       Total Liabilities                          88            59                  68             38
                                       ------------- ------------- ------------------- --------------
NET ASSETS                              $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
                                       ============= ============= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
  Net assets from contracts in payouts            --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Net Assets                 $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
                                       ============= ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                     MIST MET/FRANKLIN               MIST
MIST BLACKROCK     MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING      MET/TEMPLETON
    HIGH YIELD SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY INTERNATIONAL BOND
   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,889,041     $ 5,988,047       $ 12,725,853      $ 97,287,209      $ 166,052,613        $ 2,069,291
            --              --                 --                --                 --                 --
            --              --                 --                --                 --                 --
-------------- --------------- ------------------ ----------------- ------------------ ------------------
    14,889,041       5,988,047         12,725,853        97,287,209        166,052,613          2,069,291
-------------- --------------- ------------------ ----------------- ------------------ ------------------
            91              70                 36                87                 38                 27
             9               6                  2                 9                  3                  1
-------------- --------------- ------------------ ----------------- ------------------ ------------------
           100              76                 38                96                 41                 28
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,888,941     $ 5,987,971       $ 12,725,815      $ 97,287,113      $ 166,052,572        $ 2,069,263
============== =============== ================== ================= ================== ==================
  $ 14,888,941     $ 5,987,971       $ 12,721,311      $ 97,282,873      $ 166,052,572        $ 2,069,263
            --              --              4,504             4,240                 --                 --
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,888,941     $ 5,987,971       $ 12,725,815      $ 97,287,113      $ 166,052,572        $ 2,069,263
============== =============== ================== ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                  MIST
                                       MIST BLACKROCK                  MET/EATON VANCE            RUSSELL
                                       LARGE CAP CORE MIST JANUS FORTY   FLOATING RATE MULTI-STYLE EQUITY
                                          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                       -------------- ---------------- --------------- ------------------
ASSETS:
  Investments at fair value               $ 2,642,607        $ 438,673       $ 820,027       $ 11,428,871
  Accrued dividends                                --               --              --                 --
  Due from MetLife Investors Insurance
     Company                                       --               --              --                 --
                                       -------------- ---------------- --------------- ------------------
       Total Assets                         2,642,607          438,673         820,027         11,428,871
                                       -------------- ---------------- --------------- ------------------
LIABILITIES:
  Accrued fees                                     51               42              73                  9
  Due to MetLife Investors Insurance
     Company                                        2               --               1                  7
                                       -------------- ---------------- --------------- ------------------
       Total Liabilities                           53               42              74                 16
                                       -------------- ---------------- --------------- ------------------
NET ASSETS                                $ 2,642,554        $ 438,631       $ 819,953       $ 11,428,855
                                       ============== ================ =============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,642,554        $ 438,631       $ 819,953       $ 11,316,891
  Net assets from contracts in payouts             --               --              --            111,964
                                       -------------- ---------------- --------------- ------------------
       Total Net Assets                   $ 2,642,554        $ 438,631       $ 819,953       $ 11,428,855
                                       ============== ================ =============== ==================

The accompanying notes are an integral part of these financial statements.

                                                                             INVESCO V.I.
          RUSSELL                                                   RUSSELL INTERNATIONAL  DWS GOVERNMENT &
AGGRESSIVE EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND REAL ESTATE SECURITIES        GROWTH AGENCY SECURITIES
      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,545      $ 5,221,628      $ 11,522,566            $ 1,329,217   $ 7,768,860         $ 880,661
               --               --                --                     --            --                --
               --               --                --                     --            --                --
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
        2,549,545        5,221,628        11,522,566              1,329,217     7,768,860           880,661
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
               12                8                15                      6            79                31
                8               --                 4                      2             3                 1
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
               20                8                19                      8            82                32
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,525      $ 5,221,620      $ 11,522,547            $ 1,329,209   $ 7,768,778         $ 880,629
================= ================ ================= ====================== ============= =================
      $ 2,520,186      $ 5,212,998      $ 11,505,013            $ 1,328,014   $ 7,720,709         $ 877,930
           29,339            8,622            17,534                  1,195        48,069             2,699
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,525      $ 5,221,620      $ 11,522,547            $ 1,329,209   $ 7,768,778         $ 880,629
================= ================ ================= ====================== ============= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                           MSF DAVIS MSF MET/ARTISAN             MSF       MSF MFS
                                       VENTURE VALUE   MID CAP VALUE JENNISON GROWTH  TOTAL RETURN
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------- --------------- --------------- -------------
ASSETS:
  Investments at fair value            $ 239,139,114    $ 41,776,334    $ 56,877,850 $ 100,678,454
  Accrued dividends                               --              --              --            --
  Due from MetLife Investors Insurance
     Company                                      13              17              10            32
                                       ------------- --------------- --------------- -------------
       Total Assets                      239,139,127      41,776,351      56,877,860   100,678,486
                                       ------------- --------------- --------------- -------------
LIABILITIES:
  Accrued fees                                    84              67             120            84
  Due to MetLife Investors Insurance
     Company                                      --              --              --            --
                                       ------------- --------------- --------------- -------------
       Total Liabilities                          84              67             120            84
                                       ------------- --------------- --------------- -------------
NET ASSETS                             $ 239,139,043    $ 41,776,284    $ 56,877,740 $ 100,678,402
                                       ============= =============== =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 239,037,527    $ 41,757,695    $ 56,850,417 $ 100,498,519
  Net assets from contracts in payouts       101,516          18,589          27,323       179,883
                                       ------------- --------------- --------------- -------------
       Total Net Assets                $ 239,139,043    $ 41,776,284    $ 56,877,740 $ 100,678,402
                                       ============= =============== =============== =============

The accompanying notes are an integral part of these financial statements.

          MSF ARTIO MSF BLACKROCK  MSF METLIFE MSF BLACKROCK  MSF NEUBERGER MSF LOOMIS SAYLES
INTERNATIONAL STOCK  MONEY MARKET  STOCK INDEX   BOND INCOME BERMAN GENESIS  SMALL CAP GROWTH
        SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,143 $ 126,563,673 $ 33,773,033  $ 78,335,484    $ 1,918,885      $ 16,497,631
                 --            27           --            --             --                --
                 --            --           11            29             --                --
------------------- ------------- ------------ ------------- -------------- -----------------
          6,585,143   126,563,700   33,773,044    78,335,513      1,918,885        16,497,631
------------------- ------------- ------------ ------------- -------------- -----------------
                 38            89           34            59             39                60
                 10            28           --            --              7                 2
------------------- ------------- ------------ ------------- -------------- -----------------
                 48           117           34            59             46                62
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,095 $ 126,563,583 $ 33,773,010  $ 78,335,454    $ 1,918,839      $ 16,497,569
=================== ============= ============ ============= ============== =================
        $ 6,583,967 $ 126,414,440 $ 33,773,010  $ 78,330,305    $ 1,918,839      $ 16,493,857
              1,128       149,143           --         5,149             --             3,712
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,095 $ 126,563,583 $ 33,773,010  $ 78,335,454    $ 1,918,839      $ 16,497,569
=================== ============= ============ ============= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                          MSF WESTERN ASSET MSF WESTERN ASSET
                                       MANAGEMENT STRATEGIC        MANAGEMENT MSF T. ROWE PRICE MSF T. ROWE PRICE
                                         BOND OPPORTUNITIES   U.S. GOVERNMENT  SMALL CAP GROWTH  LARGE CAP GROWTH
                                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       -------------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                     $ 5,716,317      $ 12,855,136      $ 11,089,151      $ 51,472,103
  Accrued dividends                                      --                --                --                --
  Due from MetLife Investors Insurance
     Company                                             --                --                --                 6
                                       -------------------- ----------------- ----------------- -----------------
       Total Assets                               5,716,317        12,855,136        11,089,151        51,472,109
                                       -------------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                           31                66                81                70
  Due to MetLife Investors Insurance
     Company                                             10                 5                 8                --
                                       -------------------- ----------------- ----------------- -----------------
       Total Liabilities                                 41                71                89                70
                                       -------------------- ----------------- ----------------- -----------------
NET ASSETS                                      $ 5,716,276      $ 12,855,065      $ 11,089,062      $ 51,472,039
                                       ==================== ================= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 5,709,640      $ 12,855,065      $ 11,068,340      $ 51,406,172
  Net assets from contracts in payouts                6,636                --            20,722            65,867
                                       -------------------- ----------------- ----------------- -----------------
       Total Net Assets                         $ 5,716,276      $ 12,855,065      $ 11,089,062      $ 51,472,039
                                       ==================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                              MSF MET/DIMENSIONAL      MSF BARCLAYS
MSF OPPENHEIMER               INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL         MSF METLIFE
  GLOBAL EQUITY MSF MFS VALUE             COMPANY        BOND INDEX  NATURAL RESOURCES MID CAP STOCK INDEX
    SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,537  $ 28,735,738         $ 2,210,446       $ 1,975,188        $ 2,219,770           $ 972,235
             --            --                  --                --                 --                  --
              3            --                  --                --                 --                  --
--------------- ------------- ------------------- ----------------- ------------------ -------------------
     22,327,540    28,735,738           2,210,446         1,975,188          2,219,770             972,235
--------------- ------------- ------------------- ----------------- ------------------ -------------------
             88            53                  98                71                 28                  26
             --             5                   7                 5                  2                   3
--------------- ------------- ------------------- ----------------- ------------------ -------------------
             88            58                 105                76                 30                  29
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,452  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
=============== ============= =================== ================= ================== ===================
   $ 22,312,837  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
         14,615            --                  --                --                 --                  --
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,452  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
=============== ============= =================== ================= ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                         MSF BLACKROCK
                                       MSF MORGAN STANLEY MSF RUSSELL LEGACY LARGE CAP        PUTNAM VT
                                               EAFE INDEX  2000 INDEX           GROWTH MULTI-CAP GROWTH
                                              SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                       ------------------ ----------- ---------------- ----------------
ASSETS:
  Investments at fair value                     $ 640,037   $ 896,564     $ 10,802,908      $ 2,493,298
  Accrued dividends                                    --          --               --               --
  Due from MetLife Investors Insurance
     Company                                           --          --                3               --
                                       ------------------ ----------- ---------------- ----------------
       Total Assets                               640,037     896,564       10,802,911        2,493,298
                                       ------------------ ----------- ---------------- ----------------
LIABILITIES:
  Accrued fees                                         49          45               65               37
  Due to MetLife Investors Insurance
     Company                                            2           6               --                1
                                       ------------------ ----------- ---------------- ----------------
       Total Liabilities                               51          51               65               38
                                       ------------------ ----------- ---------------- ----------------
NET ASSETS                                      $ 639,986   $ 896,513     $ 10,802,846      $ 2,493,260
                                       ================== =========== ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 639,986   $ 896,513     $ 10,770,775      $ 2,465,266
  Net assets from contracts in payouts                 --          --           32,071           27,994
                                       ------------------ ----------- ---------------- ----------------
       Total Net Assets                         $ 639,986   $ 896,513     $ 10,802,846      $ 2,493,260
                                       ================== =========== ================ ================

The accompanying notes are an integral part of these financial statements.

    PUTNAM VT  FTVIPT TEMPLETON   FTVIPT TEMPLETON         FIDELITY VIP  FIDELITY VIP    PIMCO VIT
EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES GROWTH OPPORTUNITIES EQUITY-INCOME   HIGH YIELD
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,440      $ 11,825,851       $ 33,779,374            $ 109,144   $ 4,615,010 $ 13,052,585
           --                --                 --                   --            --           --
            8                --                 --                   --            --           --
------------- ----------------- ------------------ -------------------- ------------- ------------
   28,653,448        11,825,851         33,779,374              109,144     4,615,010   13,052,585
------------- ----------------- ------------------ -------------------- ------------- ------------
           75               109                 49                    9            52           50
           --                 8                 13                   16             9            3
------------- ----------------- ------------------ -------------------- ------------- ------------
           75               117                 62                   25            61           53
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,373      $ 11,825,734       $ 33,779,312            $ 109,119   $ 4,614,949 $ 13,052,532
============= ================= ================== ==================== ============= ============
 $ 28,561,359      $ 11,783,572       $ 33,692,592            $ 109,119   $ 4,614,949 $ 13,051,510
       92,014            42,162             86,720                   --            --        1,022
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,373      $ 11,825,734       $ 33,779,312            $ 109,119   $ 4,614,949 $ 13,052,532
============= ================= ================== ==================== ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                                                   AMERICAN FUNDS
                                          PIMCO VIT AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                       LOW DURATION  GLOBAL GROWTH CAPITALIZATION         GROWTH
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------ -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 13,029,320   $ 88,905,071   $ 20,866,268  $ 107,174,911
  Accrued dividends                              --             --             --             --
  Due from MetLife Investors Insurance
     Company                                     --              3             --              1
                                       ------------ -------------- -------------- --------------
       Total Assets                      13,029,320     88,905,074     20,866,268    107,174,912
                                       ------------ -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                   47             49             67             63
  Due to MetLife Investors Insurance
     Company                                      5             --              5             --
                                       ------------ -------------- -------------- --------------
       Total Liabilities                         52             49             72             63
                                       ------------ -------------- -------------- --------------
NET ASSETS                             $ 13,029,268   $ 88,905,025   $ 20,866,196  $ 107,174,849
                                       ============ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 13,028,982   $ 88,905,025   $ 20,866,196  $ 107,169,885
  Net assets from contracts in payouts          286             --             --          4,964
                                       ------------ -------------- -------------- --------------
       Total Net Assets                $ 13,029,268   $ 88,905,025   $ 20,866,196  $ 107,174,849
                                       ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                            MIST LORD ABBETT    MIST LORD ABBETT MIST MORGAN STANLEY    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE      MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ---------------- ---------------------- -------------------
INVESTMENT INCOME:
     Dividends                                   $ 7,554,580        $ 17,734,923            $ 19,931         $ 1,286,783
                                           -------------------- ---------------- ---------------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                          7,569,708           3,080,289             530,399           2,026,193
     Administrative charges                        1,388,886             644,399             136,363             472,398
                                           -------------------- ---------------- ---------------------- -------------------
        Total expenses                             8,958,594           3,724,688             666,762           2,498,591
                                           -------------------- ---------------- ---------------------- -------------------
           Net investment income (loss)           (1,404,014)         14,010,235            (646,831)         (1,211,808)
                                           -------------------- ---------------- ---------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                  --                  --                  --
     Realized gains (losses) on sale of
        investments                              (16,685,631)          1,536,366             510,376         (11,968,952)
                                           -------------------- ---------------- ---------------------- -------------------
           Net realized gains (losses)           (16,685,631)          1,536,366             510,376         (11,968,952)
                                           -------------------- ---------------- ---------------------- -------------------
     Change in unrealized gains (losses)
        on investments                           115,120,516          15,031,631          16,393,905          57,610,182
                                           -------------------- ---------------- ---------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               98,434,885          16,567,997          16,904,281          45,641,230
                                           -------------------- ---------------- ---------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 97,030,871        $ 30,578,232        $ 16,257,450        $ 44,429,422
                                           ==================== ================ ====================== ===================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO   MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED       CLEARBRIDGE      MIST PIMCO    MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND AGGRESSIVE GROWTH    TOTAL RETURN  TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           $ 406,113            $ 2,064,201           $ 5,680    $ 18,109,943        $ --                  $ --
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           1,059,861              1,168,463           797,726       5,495,463     230,343             1,055,395
             198,062                222,973           142,063       1,231,977      37,255               194,582
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           1,257,923              1,391,436           939,789       6,727,440     267,598             1,249,977
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
            (851,810)               672,765          (934,109)     11,382,503    (267,598)           (1,249,977)
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
                  --              2,305,964                --       2,720,774          --                    --
          (4,505,723)               380,882        (1,022,811)      4,826,106      68,705             1,120,474
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
          (4,505,723)             2,686,846        (1,022,811)      7,546,880      68,705             1,120,474
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
          11,631,099              1,700,768        14,147,287      13,858,080   3,531,432            18,396,030
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           7,125,376              4,387,614        13,124,476      21,404,960   3,600,137            19,516,504
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
         $ 6,273,566            $ 5,060,379      $ 12,190,367    $ 32,787,463 $ 3,332,539          $ 18,266,527
======================= =================== ==================== ============ ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                             MIST
                                           MIST MFS RESEARCH        MIST INVESCO    MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH        MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- -------------- -----------------
INVESTMENT INCOME:
     Dividends                                   $ 2,340,513                $ --      $ 434,379       $ 1,315,056
                                           -------------------- ------------------- -------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                          1,558,362             705,706        560,985           980,135
     Administrative charges                          300,980             127,930         98,818           167,621
                                           -------------------- ------------------- -------------- -----------------
        Total expenses                             1,859,342             833,636        659,803         1,147,756
                                           -------------------- ------------------- -------------- -----------------
           Net investment income (loss)              481,171            (833,636)      (225,424)          167,300
                                           -------------------- ------------------- -------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                  --             --                --
     Realized gains (losses) on sale of
        investments                               (3,615,863)           (276,970)    (1,757,204)       (1,899,202)
                                           -------------------- ------------------- -------------- -----------------
           Net realized gains (losses)            (3,615,863)           (276,970)    (1,757,204)       (1,899,202)
                                           -------------------- ------------------- -------------- -----------------
     Change in unrealized gains (losses)
        on investments                            16,313,902          12,507,436     10,942,867        10,813,402
                                           -------------------- ------------------- -------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               12,698,039          12,230,466      9,185,663         8,914,200
                                           -------------------- ------------------- -------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ 13,179,210        $ 11,396,830    $ 8,960,239       $ 9,081,500
                                           ==================== =================== ============== =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST
MIST THIRD AVENUE    MIST CLARION GLOBAL       MIST TURNER    GOLDMAN SACHS          MIST METLIFE      MIST METLIFE
  SMALL CAP VALUE            REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
        $ 706,324            $ 3,062,901              $ --        $ 182,067          $ 10,870,616      $ 18,889,677
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
          824,156                469,624           157,938          260,508             4,335,919         8,637,461
          143,622                 87,512            27,594           44,658               860,137         1,864,723
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
          967,778                557,136           185,532          305,166             5,196,056        10,502,184
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
         (261,454)             2,505,765          (185,532)        (123,099)            5,674,560         8,387,493
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
               --                     --                --               --                    --                --
         (908,829)            (2,014,043)          (20,455)        (742,619)            2,438,674          (417,176)
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
         (908,829)            (2,014,043)          (20,455)        (742,619)            2,438,674          (417,176)
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
       10,888,666              4,448,699         2,677,088        4,491,386            24,044,178        70,879,804
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
        9,979,837              2,434,656         2,656,633        3,748,767            26,482,852        70,462,628
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
      $ 9,718,383            $ 4,940,421       $ 2,471,101      $ 3,625,668          $ 32,157,412      $ 78,850,121
==================== ====================== ================= ================ ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                  MIST METLIFE       MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                             BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                         ------------------------ ------------------ ---------------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 41,808,165       $ 25,772,331            $ 2,164,784        $ 1,337,118
                                         ------------------------ ------------------ ---------------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                           22,133,475         18,603,493              2,351,347            737,634
     Administrative charges                          5,023,539          3,745,979                445,757            218,997
                                         ------------------------ ------------------ ---------------------- ------------------
        Total expenses                              27,157,014         22,349,472              2,797,104            956,631
                                         ------------------------ ------------------ ---------------------- ------------------
           Net investment income (loss)             14,651,151          3,422,859               (632,320)           380,487
                                         ------------------------ ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                 --                     --                 --
     Realized gains (losses) on sale of
        investments                                 (1,548,947)       (14,030,256)                 6,101           (527,373)
                                         ------------------------ ------------------ ---------------------- ------------------
           Net realized gains (losses)              (1,548,947)       (14,030,256)                 6,101           (527,373)
                                         ------------------------ ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                             225,546,016        206,601,938             25,873,873         12,138,266
                                         ------------------------ ------------------ ---------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                223,997,069        192,571,682             25,879,974         11,610,893
                                         ------------------------ ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 238,648,220      $ 195,994,541           $ 25,247,654       $ 11,991,380
                                         ======================== ================== ====================== ==================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON                             MIST PIONEER MIST MFS EMERGING
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    MIST PIONEER FUND    STRATEGIC INCOME    MARKETS EQUITY
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      $ 569,979         $ 1,274,253          $ 442,782            $ 834,368           $ 334,699         $ 544,103
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        462,200           1,087,011            270,084              951,535              57,054           674,135
         94,126             248,968             53,596              201,349              18,803           131,046
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        556,326           1,335,979            323,680            1,152,884              75,857           805,181
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
         13,653             (61,726)           119,102             (318,516)            258,842          (261,078)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
             --               4,448                 --                   --                  --                --
        (59,054)             77,539         (1,464,386)           2,514,220              86,109          (900,354)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        (59,054)             81,987         (1,464,386)           2,514,220              86,109          (900,354)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      4,696,964          11,069,034          2,552,371           10,849,380             420,630        12,713,028
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      4,637,910          11,151,021          1,087,985           13,363,600             506,739        11,812,674
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
    $ 4,651,563        $ 11,089,295        $ 1,207,087         $ 13,045,084           $ 765,581      $ 11,551,596
================== =================== ================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                       MIST AMERICAN
                                           MIST LOOMIS SAYLES        MIST RAINIER    MIST AMERICAN    FUNDS BALANCED
                                               GLOBAL MARKETS    LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           --------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 350,166            $ 16,621         $ 68,683       $ 2,402,037
                                           --------------------- ------------------- ---------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                             150,888              56,356          371,249         2,786,968
     Administrative charges                            26,987              10,623           72,012           521,409
                                           --------------------- ------------------- ---------------- -----------------
        Total expenses                                177,875              66,979          443,261         3,308,377
                                           --------------------- ------------------- ---------------- -----------------
           Net investment income (loss)               172,291             (50,358)        (374,578)         (906,340)
                                           --------------------- ------------------- ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --               --           103,066
     Realized gains (losses) on sale of
        investments                                  (180,088)            (41,656)       1,515,733         2,648,023
                                           --------------------- ------------------- ---------------- -----------------
           Net realized gains (losses)               (180,088)            (41,656)       1,515,733         2,751,089
                                           --------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                              1,853,240             754,783        3,333,804        19,429,040
                                           --------------------- ------------------- ---------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,673,152             713,127        4,849,537        22,180,129
                                           --------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,845,443           $ 662,769      $ 4,474,959      $ 21,273,789
                                           ===================== =================== ================ =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

              MIST AMERICAN                            MIST AMERICAN
MIST AMERICAN  FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE    MIST BLACKROCK        MIST DREMAN
   FUNDS BOND    ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION        HIGH YIELD    SMALL CAP VALUE
  SUB-ACCOUNT   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
    $ 352,199   $ 1,825,821              $ 128,804       $ 2,050,036         $ 665,252           $ 32,218
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      249,944     2,745,811                206,895         1,750,278           255,148             30,232
       46,073       517,259                 38,724           326,679            45,793             11,577
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      296,017     3,263,070                245,619         2,076,957           300,941             41,809
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
       56,182    (1,437,249)              (116,815)          (26,921)          364,311             (9,591)
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
           --            --                 40,487                --                --                 --
      404,470     1,598,470                371,510         1,600,204         2,311,912             70,649
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      404,470     1,598,470                411,997         1,600,204         2,311,912             70,649
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      348,999    23,392,238                529,487         8,764,520          (219,602)           808,864
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      753,469    24,990,708                941,484        10,364,724         2,092,310            879,513
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
    $ 809,651  $ 23,553,459              $ 824,669      $ 10,337,803       $ 2,456,621          $ 869,922
============= ================ ====================== ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                    MIST MET/FRANKLIN
                                           MIST MET/TEMPLETON MIST MET/FRANKLIN    TEMPLETON FOUNDING    MIST MET/TEMPLETON
                                                       GROWTH     MUTUAL SHARES              STRATEGY    INTERNATIONAL BOND
                                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------ -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                      $ 110,333              $ --                  $ --               $ 3,707
                                           ------------------ -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                              65,992           568,349             1,285,735                10,525
     Administrative charges                            25,670           192,606               372,656                 2,476
                                           ------------------ -------------------- --------------------- ---------------------
        Total expenses                                 91,662           760,955             1,658,391                13,001
                                           ------------------ -------------------- --------------------- ---------------------
           Net investment income (loss)                18,671          (760,955)           (1,658,391)               (9,294)
                                           ------------------ -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --           929,841                   508                   182
     Realized gains (losses) on sale of
        investments                                    95,968           142,909             1,152,684                19,497
                                           ------------------ -------------------- --------------------- ---------------------
           Net realized gains (losses)                 95,968         1,072,750             1,153,192                19,679
                                           ------------------ -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                758,093         7,931,241            13,638,019               100,395
                                           ------------------ -------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   854,061         9,003,991            14,791,211               120,074
                                           ------------------ -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 872,732       $ 8,243,036          $ 13,132,820             $ 110,780
                                           ================== ==================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                 MIST
MIST BLACKROCK                        MET/EATON VANCE               RUSSELL              RUSSELL
LARGE CAP CORE    MIST JANUS FORTY      FLOATING RATE    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.
   SUB-ACCOUNT     SUB-ACCOUNT (a)    SUB-ACCOUNT (a)           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
      $ 12,650                $ --               $ --             $ 103,366             $ 11,272            $ 50,934
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
         9,449               1,424              3,831               141,273               30,548              65,430
         3,642                 259                658                16,951                3,662               7,847
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
        13,091               1,683              4,489               158,224               34,210              73,277
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
          (441)             (1,683)            (4,489)              (54,858)             (22,938)            (22,343)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
            --                  --                 --                    --                   --                  --
          (154)                229                828              (355,040)            (157,552)           (284,964)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
          (154)                229                828              (355,040)            (157,552)           (284,964)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
       246,318              26,758             21,695             1,945,587              690,369             764,647
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
       246,164              26,987             22,523             1,590,547              532,817             479,683
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
     $ 245,723            $ 25,304           $ 18,034           $ 1,535,689            $ 509,879           $ 457,340
================= =================== ================== ===================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              RUSSELL            INVESCO V.I.  DWS GOVERNMENT &
                                             RUSSELL CORE BOND REAL ESTATE SECURITIES    INTERNATIONAL GROWTH AGENCY SECURITIES
                                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
                                         --------------------- ------------------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                       $ 464,546               $ 29,805               $ 146,655          $ 44,568
                                         --------------------- ------------------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                              152,945                 17,189                  91,374            11,595
     Administrative charges                             18,351                  2,060                  16,105             1,794
                                         --------------------- ------------------------- -------------------- -----------------
        Total expenses                                 171,296                 19,249                 107,479            13,389
                                         --------------------- ------------------------- -------------------- -----------------
           Net investment income (loss)                293,250                 10,556                  39,176            31,179
                                         --------------------- ------------------------- -------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       311,210                     --                      --                --
     Realized gains (losses) on sale of
        investments                                    114,908                (62,464)                 99,108             8,714
                                         --------------------- ------------------------- -------------------- -----------------
           Net realized gains (losses)                 426,118                (62,464)                 99,108             8,714
                                         --------------------- ------------------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                 293,554                321,505                 620,712             7,316
                                         --------------------- ------------------------- -------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    719,672                259,041                 719,820            16,030
                                         --------------------- ------------------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 1,012,922              $ 269,597               $ 758,996          $ 47,209
                                         ===================== ========================= ==================== =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF DAVIS    MSF MET/ARTISAN                MSF         MSF MFS              MSF ARTIO    MSF BLACKROCK
VENTURE VALUE      MID CAP VALUE    JENNISON GROWTH    TOTAL RETURN    INTERNATIONAL STOCK     MONEY MARKET
  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
  $ 1,993,294          $ 237,658          $ 218,004     $ 2,662,079               $ 85,755          $ 1,242
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
    2,633,222            598,892            728,416         706,192                 74,261        2,064,612
      546,737            101,174            133,388         231,090                 15,216          373,503
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
    3,179,959            700,066            861,804         937,282                 89,477        2,438,115
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   (1,186,665)          (462,408)          (643,800)      1,724,797                 (3,722)      (2,436,873)
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
           --                 --                 --              --                     --               --
      708,830         (3,309,852)            45,180        (654,707)              (216,766)              --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
      708,830         (3,309,852)            45,180        (654,707)              (216,766)              --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   22,493,532          8,609,340          5,500,207       6,970,796                540,441               --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   23,202,362          5,299,488          5,545,387       6,316,089                323,675               --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
 $ 22,015,697        $ 4,837,080        $ 4,901,587     $ 8,040,886              $ 319,953     $ (2,436,873)
================ ================== ================== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             MSF METLIFE    MSF BLACKROCK  MSF NEUBERGER    MSF LOOMIS SAYLES
                                             STOCK INDEX      BOND INCOME BERMAN GENESIS     SMALL CAP GROWTH
                                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
                                         ------------------ ------------- ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                 $ 501,529      $ 2,484,380        $ 5,098                 $ --
                                         ------------------ ------------- ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                        435,696          549,052         19,961              136,126
     Administrative charges                       78,386          165,977          4,031               35,634
                                         ------------------ ------------- ----------------- --------------------
        Total expenses                           514,082          715,029         23,992              171,760
                                         ------------------ ------------- ----------------- --------------------
           Net investment income (loss)          (12,553)       1,769,351        (18,894)            (171,760)
                                         ------------------ ------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --               --             --                   --
     Realized gains (losses) on sale of
        investments                           (1,337,622)          78,661       (162,829)            (343,071)
                                         ------------------ ------------- ----------------- --------------------
           Net realized gains (losses)        (1,337,622)          78,661       (162,829)            (343,071)
                                         ------------------ ------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                         5,123,908        2,516,183        485,401            4,414,802
                                         ------------------ ------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            3,786,286        2,594,844        322,572            4,071,731
                                         ------------------ ------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 3,773,733      $ 4,364,195      $ 303,678          $ 3,899,971
                                         ================== ============= ================= ====================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET MSF WESTERN ASSET
MANAGEMENT STRATEGIC        MANAGEMENT MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER
  BOND OPPORTUNITIES   U.S. GOVERNMENT  SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY    MSF MFS VALUE
         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
           $ 360,189         $ 317,669              $ --             $ 53,189          $ 251,038        $ 202,074
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              74,057           185,002           114,393              590,438            147,184          126,794
              13,970            32,796            19,770              112,705             45,619           48,689
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              88,027           217,798           134,163              703,143            192,803          175,483
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             272,162            99,871          (134,163)            (649,954)            58,235           26,591
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
                  --            36,694                --                   --                 --               --
              79,735            68,719            52,753             (311,258)          (143,415)          36,456
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              79,735           105,413            52,753             (311,258)          (143,415)          36,456
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             269,168           259,045         2,862,526            7,829,354          2,815,391        2,472,883
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             348,903           364,458         2,915,279            7,518,096          2,671,976        2,509,339
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
           $ 621,065         $ 464,329       $ 2,781,116          $ 6,868,142        $ 2,730,211      $ 2,535,930
==================== ================= ==================== ==================== ================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MSF MET/DIMENSIONAL         MSF BARCLAYS
                                           INTERNATIONAL SMALL    CAPITAL AGGREGATE MSF VAN ECK GLOBAL            MSF METLIFE
                                                       COMPANY           BOND INDEX  NATURAL RESOURCES    MID CAP STOCK INDEX
                                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------- ----------------- --------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                        $ 20,087             $ 78,187            $ 2,444                $ 4,454
                                           ---------------------- ----------------- --------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        and other charges                               20,383               32,952             10,678                  9,873
     Administrative charges                              3,756                5,441              2,260                  1,642
                                           ---------------------- ----------------- --------------------- ----------------------
        Total expenses                                  24,139               38,393             12,938                 11,515
                                           ---------------------- ----------------- --------------------- ----------------------
           Net investment income (loss)                 (4,052)              39,794            (10,494)                (7,061)
                                           ---------------------- ----------------- --------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        76,407                   --             52,321                    759
     Realized gains (losses) on sale of
        investments                                     37,723               19,060             10,125                 15,114
                                           ---------------------- ----------------- --------------------- ----------------------
           Net realized gains (losses)                 114,130               19,060             62,446                 15,873
                                           ---------------------- ----------------- --------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                 203,930               19,410            274,217                130,940
                                           ---------------------- ----------------- --------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    318,060               38,470            336,663                146,813
                                           ---------------------- ----------------- --------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 314,008             $ 78,264          $ 326,169              $ 139,752
                                           ====================== ================= ===================== ======================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MSF BLACKROCK
MSF MORGAN STANLEY    MSF RUSSELL    LEGACY LARGE CAP           PUTNAM VT        PUTNAM VT     FTVIPT TEMPLETON
        EAFE INDEX     2000 INDEX              GROWTH    MULTI-CAP GROWTH    EQUITY INCOME    GROWTH SECURITIES
       SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (b)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
          $ 12,139        $ 4,031            $ 21,492                $ --        $ 544,563            $ 159,897
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             7,640         11,106             109,049               7,987          208,766               89,914
             1,313          1,809              18,674               1,040           68,151               28,200
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             8,953         12,915             127,723               9,027          276,917              118,114
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             3,186         (8,884)           (106,231)             (9,027)         267,646               41,783
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
                --             --                  --                  --               --                   --
            (2,884)       (28,106)            335,807               6,120         (410,421)            (684,600)
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            (2,884)       (28,106)            335,807               6,120         (410,421)            (684,600)
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            37,316         93,326           1,425,137             294,395        3,142,849            1,302,941
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            34,432         65,220           1,760,944             300,515        2,732,428              618,341
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
          $ 37,618       $ 56,336         $ 1,654,713           $ 291,488      $ 3,000,074            $ 660,124
===================== ============== =================== =================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             FTVIPT TEMPLETON            FIDELITY VIP     FIDELITY VIP      PIMCO VIT
                                           FOREIGN SECURITIES    GROWTH OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD
                                                  SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                           --------------------- ----------------------- ---------------- -----------
INVESTMENT INCOME:
     Dividends                                      $ 620,256                   $ 207         $ 70,661      $ 888,658
                                           --------------------- ----------------------- ---------------- -----------
EXPENSES:
     Mortality and expense risk
        and other charges                             389,278                   1,488           57,020        147,335
     Administrative charges                            72,777                     177           10,482         30,351
                                           --------------------- ----------------------- ---------------- -----------
        Total expenses                                462,055                   1,665           67,502        177,686
                                           --------------------- ----------------------- ---------------- -----------
           Net investment income (loss) .             158,201                  (1,458)           3,159        710,972
                                           --------------------- ----------------------- ---------------- -----------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                      --               --             --
     Realized gains (losses) on sale of
        investments                                  (424,093)                (12,221)        (352,626)        66,715
                                           --------------------- ----------------------- ---------------- -----------
           Net realized gains (losses)               (424,093)                (12,221)        (352,626)        66,715
                                           --------------------- ----------------------- ---------------- -----------
     Change in unrealized gains (losses)
        on investments                              2,528,688                  34,375          917,227        699,170
                                           --------------------- ----------------------- ---------------- -----------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,104,595                  22,154          564,601        765,885
                                           --------------------- ----------------------- ---------------- -----------
     Net increase (decrease) in net assets
        resulting from operations                 $ 2,262,796                $ 20,696        $ 567,760    $ 1,476,857
                                           ===================== ======================= ================ ===========

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                            AMERICAN FUNDS
   PIMCO VIT AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
LOW DURATION  GLOBAL GROWTH CAPITALIZATION         GROWTH
 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------ -------------- -------------- -----------------
   $ 209,172    $ 1,180,436      $ 291,331      $ 676,985
------------ -------------- -------------- -----------------
     163,189        452,073        103,789        526,722
      31,705        182,857         40,730        215,448
------------ -------------- -------------- -----------------
     194,894        634,930        144,519        742,170
------------ -------------- -------------- -----------------
      14,278        545,506        146,812        (65,185)
------------ -------------- -------------- -----------------
      43,448             --             --             --
      48,334         80,486        137,174        223,976
------------ -------------- -------------- -----------------
      91,782         80,486        137,174        223,976
------------ -------------- -------------- -----------------
     354,758      8,168,085      3,205,525     15,578,153
------------ -------------- -------------- -----------------
     446,540      8,248,571      3,342,699     15,802,129
------------ -------------- -------------- -----------------
   $ 460,818    $ 8,794,077    $ 3,489,511   $ 15,736,944
============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                             MIST LORD ABBETT GROWTH                                         MIST MORGAN STANLEY
                                                          AND INCOME    MIST LORD ABBETT BOND DEBENTURE           MID CAP GROWTH
                                                         SUB-ACCOUNT                        SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------------- ------------------------------- -------------------------
                                             2010               2009             2010             2009          2010        2009
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,404,014)   $     6,071,374    $  14,010,235    $  15,253,335  $   (646,831) $  (482,844)
  Net realized gains (losses)         (16,685,631)       (34,566,523)       1,536,366       (3,149,602)      510,376   (1,121,444)
  Change in unrealized gains
     (losses) on investments          115,120,516        125,792,841       15,031,631       62,652,641    16,393,905   19,940,782
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 97,030,871         97,297,692       30,578,232       74,756,374    16,257,450   18,336,494
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               8,968,587         11,853,447        4,224,878        6,700,145     3,407,394    2,521,492
  Net transfers (including fixed
     account)                          (6,131,544)        (5,387,072)      (5,173,825)       2,343,147     1,517,081    2,919,594
  Contract charges                     (1,716,375)        (1,593,538)        (879,385)        (781,325)     (170,282)    (111,172)
  Transfers for contract benefits
     and terminations                 (65,110,659)       (55,794,102)     (27,975,240)     (22,660,957)   (4,983,156)  (3,197,619)
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (63,989,991)       (50,921,265)     (29,803,572)     (14,398,990)     (228,963)   2,132,295
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease)
       in net assets                   33,040,880         46,376,427          774,660       60,357,384    16,028,487   20,468,789
NET ASSETS:
  Beginning of year                   669,088,087        622,711,660      280,934,170      220,576,786    52,932,593   32,463,804
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
  End of year                     $   702,128,967    $   669,088,087    $ 281,708,830    $ 280,934,170  $ 68,961,080  $52,932,593
                                  ================== ================== ================ ============== ============= ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         MIST OPPENHEIMER CAPITAL            MIST PIMCO INFLATION    MIST LEGG MASON CLEARBRIDGE
  MIST LORD ABBETT MID CAP VALUE                     APPRECIATION                  PROTECTED BOND              AGGRESSIVE GROWTH
                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------------- -------------------------------- ------------------------------- ------------------------------
           2010             2009            2010             2009            2010            2009            2010           2009
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
$    (1,211,808)   $   1,652,090    $   (851,810)   $  (1,178,784)   $    672,765    $  1,121,419    $   (934,109)   $  (827,758)
    (11,968,952)     (14,468,697)     (4,505,723)      (6,764,937)      2,686,846        (317,705)     (1,022,811)    (3,016,125)
     57,610,182       52,967,810      11,631,099       35,492,889       1,700,768       8,734,936      14,147,287     18,631,158
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
     44,429,422       40,151,203       6,273,566       27,549,168       5,060,379       9,538,650      12,190,367     14,787,275
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
      4,517,169        4,417,074       1,228,121        1,117,683       6,725,092       6,993,968         503,188        538,362
     (6,989,027)        (288,260)     (2,846,076)      (2,309,190)     13,278,499      12,161,582      (3,018,563)    (1,677,655)
       (675,712)        (569,555)       (309,192)        (319,526)       (523,088)       (324,946)       (241,255)      (251,503)
    (18,966,129)     (12,861,626)     (6,696,580)      (5,272,314)     (6,343,352)     (6,915,553)     (4,843,182)    (3,279,492)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
    (22,113,699)      (9,302,367)     (8,623,727)      (6,783,347)     13,137,151      11,915,051      (7,599,812)    (4,670,288)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
     22,315,723       30,848,836      (2,350,161)      20,765,821      18,197,530      21,453,701       4,590,555     10,116,987
    199,636,901      168,788,065      90,688,069       69,922,248      79,015,035      57,561,334      61,074,016     50,957,029
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
$   221,952,624    $ 199,636,901    $ 88,337,908    $  90,688,069    $ 97,212,565    $ 79,015,035    $ 65,664,571    $61,074,016
================== ================ =============== ================ =============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                               MIST T. ROWE PRICE
                                           MIST PIMCO TOTAL RETURN            MIST RCM TECHNOLOGY                  MID CAP GROWTH
                                                       SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                  ----------------------------------- ------------------------------- ------------------------------
                                             2010             2009            2010    2009                     2010          2009
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $   11,382,503     $ 21,518,556     $  (267,598)   $   (148,588)   $  (1,249,977)   $ (1,028,753)
  Net realized gains (losses)           7,546,880       15,734,064          68,705        (905,468)       1,120,474      (1,989,589)
  Change in unrealized gains
     (losses) on investments           13,858,080       21,725,994       3,531,432       4,993,826       18,396,030       26,620,443
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 32,787,463       58,978,614       3,332,539       3,939,770       18,266,527       23,602,101
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              28,923,346       34,777,459          90,266         205,462          682,299        1,820,370
  Net transfers (including fixed
     account)                          28,053,322       93,130,049        (266,467)        775,759       (4,291,838)       2,885,159
  Contract charges                     (2,441,704)      (1,518,563)        (63,061)        (53,370)        (391,983)       (336,221)
  Transfers for contract benefits
     and terminations                 (38,186,032)     (30,625,305)       (840,851)       (499,165)      (5,161,793)     (3,693,671)
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           16,348,932       95,763,640      (1,080,113)        428,686       (9,163,315)         675,637
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                   49,136,395      154,742,254       2,252,426       4,368,456        9,103,212       24,277,738
NET ASSETS:
  Beginning of year                   463,386,876      308,644,622      11,419,520       7,051,064       77,636,322       53,358,584
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
  End of year                     $   512,523,271    $ 463,386,876    $ 13,671,946    $ 11,419,520    $  86,739,534    $  77,636,322
                                  ================== ================ =============== =============== ================ =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                            MIST HARRIS OAKMARK
 MIST MFS RESEARCH INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH            MIST LAZARD MID CAP                  INTERNATIONAL
                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------------- -------------------------------- ------------------------------- -----------------------------
           2010             2009            2010             2009            2010    2009                    2010          2009
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      $ 481,171    $   2,106,862    $   (833,636)   $    (726,053)   $   (225,424)   $    (77,332)   $    167,300    $  3,596,872
     (3,615,863)      (7,390,363)       (276,970)      (1,827,242)     (1,757,204)     (3,778,915)     (1,899,202)     (5,256,686)
     16,313,902       37,310,730      12,507,436       15,238,804      10,942,867      15,792,475      10,813,402      26,184,314
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
     13,179,210       32,027,229      11,396,830       12,685,509       8,960,239      11,936,228       9,081,500      24,524,500
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      4,392,739        2,846,769         396,472          788,392       1,230,929       1,671,326         645,853       1,071,806
      1,748,970         (734,256)     (5,222,308)         724,757        (748,486)       (583,324)     (2,713,140)     (3,324,443)
       (443,562)        (422,794)       (243,924)        (233,398)       (152,551)       (123,567)       (326,902)       (317,314)
    (10,842,371)      (8,626,139)     (3,600,519)      (2,545,208)     (3,817,931)     (2,625,869)     (4,558,873)     (2,486,181)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
     (5,144,224)      (6,936,420)     (8,670,279)      (1,265,457)     (3,488,039)     (1,661,434)     (6,953,062)     (5,056,132)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      8,034,986       25,090,809       2,726,551       11,420,052       5,472,200      10,274,794       2,128,438      19,468,368
    138,034,495      112,943,686      52,644,910       41,224,858      45,027,303      34,752,509      69,004,535      49,536,167
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
$   146,069,481    $ 138,034,495    $ 55,371,461    $  52,644,910    $ 50,499,503    $ 45,027,303    $ 71,132,973    $ 69,004,535
================== ================ =============== ================ =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MIST THIRD AVENUE SMALL CAP VALUE  MIST CLARION GLOBAL REAL ESTATE  MIST TURNER MID CAP GROWTH
                                                        SUB-ACCOUNT                      SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------------- -------------------------------- ---------------------------
                                            2010               2009          2010               2009          2010          2009
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (261,454)   $      (255,482) $  2,505,765     $      546,597  $   (185,532)   $ (157,151)
  Net realized gains (losses)           (908,829)        (2,183,457)   (2,014,043)        (2,582,108)      (20,455)     (700,856)
  Change in unrealized gains
     (losses) on investments          10,888,666         13,933,715     4,448,699         11,955,411     2,677,088     4,337,993
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,718,383         11,494,776     4,940,421          9,919,900     2,471,101     3,479,986
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                751,847          1,342,099       578,124            651,573       143,601       315,921
  Net transfers (including fixed
     account)                          2,433,808         (1,343,870)   (1,580,767)           482,986    (1,321,044)     (260,527)
  Contract charges                      (286,658)          (275,109)     (158,062)          (140,367)      (66,895)      (59,095)
  Transfers for contract benefits
     and terminations                 (4,011,504)        (2,516,327)   (2,980,954)        (2,189,078)     (654,789)     (395,118)
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (1,112,507)        (2,793,207)   (4,141,659)        (1,194,886)   (1,899,127)     (398,819)
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease)
       in net assets                   8,605,876          8,701,569       798,762          8,725,014       571,974     3,081,167
NET ASSETS:
  Beginning of year                   58,216,200         49,514,631    37,898,569         29,173,555    11,434,181     8,353,014
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
  End of year                      $  66,822,076    $    58,216,200  $ 38,697,331    $    37,898,569  $ 12,006,155    $11,434,181
                                  ================= ================ =============== ================ =============== ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE  MIST METLIFE DEFENSIVE STRATEGY  MIST METLIFE MODERATE STRATEGY  MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
          2010              2009           2010              2009           2010             2009           2010             2009
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
$     (123,099)   $      (77,146) $   5,674,560    $    3,258,190  $   8,387,493    $   9,637,345  $   14,651,151    $ (21,686,969)
      (742,619)       (1,828,961)     2,438,674         1,396,187       (417,176)       8,694,910      (1,548,947)     (10,835,694)
     4,491,386         6,170,978     24,044,178        45,473,016     70,879,804      107,981,840     225,546,016      404,397,301
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
     3,625,668         4,264,871     32,157,412        50,127,393     78,850,121      126,314,095     238,648,220      371,874,638
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
        80,163            14,906     15,705,604        20,570,907     53,039,633       56,005,958     157,506,365      131,792,239
      (869,776)       (1,517,453)    47,675,436        74,491,698     76,026,421       96,488,824     180,497,209      199,923,282
       (81,677)          (87,925)    (2,289,031)       (1,518,658)    (4,780,211)      (3,237,941)    (13,309,093)      (9,789,210)
    (1,756,227)         (874,427)   (23,805,311)      (15,360,457)   (40,585,304)     (25,225,313)   (105,008,483)     (69,751,699)
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
    (2,627,517)       (2,464,899)    37,286,698        78,183,490     83,700,539      124,031,528     219,685,998      252,174,612
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
       998,151         1,799,972     69,444,110       128,310,883    162,550,660      250,345,623     458,334,218      624,049,250
    18,467,822        16,667,850    313,812,189       185,501,306    677,808,153      427,462,530   1,859,813,329    1,235,764,079
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
$   19,465,973    $   18,467,822  $ 383,256,299    $  313,812,189  $ 840,358,813    $ 677,808,153  $2,318,147,547   $1,859,813,329
================= =============== ================ =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     MIST METLIFE GROWTH STRATEGY  MIST METLIFE AGGRESSIVE STRATEGY     MIST VAN KAMPEN COMSTOCK
                                                      SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT
                                  -------------------------------- --------------------------------- ----------------------------
                                           2010              2009           2010               2009           2010          2009
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    3,422,859    $  (19,438,714) $    (632,320) $      (2,481,444) $     380,487    $  812,486
  Net realized gains (losses)        (14,030,256)      (23,966,260)         6,101         (6,384,424)      (527,373)   (1,166,615)
  Change in unrealized gains
     (losses) on investments         206,601,938       378,850,383     25,873,873         51,849,843     12,138,266    17,377,261
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations               195,994,541       335,445,409     25,247,654         42,983,975     11,991,380    17,023,132
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             28,881,370        54,516,048      3,159,189          2,849,003      5,752,285     6,198,256
  Net transfers (including fixed
     account)                        (29,250,961)       20,645,140     (3,617,341)       (11,782,672)     6,358,165     8,364,645
  Contract charges                   (11,134,561)      (10,243,989)      (914,104)          (935,025)      (360,651)     (242,010)
  Transfers for contract benefits
     and terminations                (72,428,024)      (55,029,578)    (7,079,427)        (6,097,375)    (6,794,551)   (3,681,092)
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (83,932,176)        9,887,621     (8,451,683)       (15,966,069)     4,955,248    10,639,799
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease)
       in net assets                 112,062,365       345,333,030     16,795,971         27,017,906     16,946,628    27,662,931
NET ASSETS:
  Beginning of year                1,507,800,031     1,162,467,001    181,304,081        154,286,175     84,373,555    56,710,624
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
  End of year                     $1,619,862,396    $1,507,800,031 $  198,100,052   $    181,304,081 $  101,320,183   $84,373,555
                                  ================ =============== ================ ================ ================ ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA GROWTH ETF     MIST SSGA GROWTH AND INCOME ETF    MIST LEGG MASON VALUE EQUITY              MIST PIONEER FUND
                SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- ------------------------------
          2010    2009                     2010            2009            2010            2009             2010          2009
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
    $   13,653    $     72,333    $     (61,726)   $    316,154    $    119,102    $     16,277    $    (318,516)   $  (696,367)
       (59,054)       (745,306)          81,987        (959,486)     (1,464,386)     (1,472,559)       2,514,220        957,385
     4,696,964       7,780,245       11,069,034      14,238,582       2,552,371       7,667,930       10,849,380     20,301,818
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     4,651,563       7,107,272       11,089,295      13,595,250       1,207,087       6,211,648       13,045,084     20,562,836
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     1,792,718       4,159,137       11,211,386      11,831,006         255,197         367,940        1,776,234      1,237,715
     6,528,036       4,174,642       23,869,909      11,273,094        (427,710)      1,359,220         (841,529)    77,366,268
      (231,837)       (107,690)        (697,684)       (371,157)        (97,989)        (90,519)        (227,780)      (138,443)
    (1,604,141)       (723,223)      (3,947,751)     (2,003,873)     (1,692,705)     (1,167,529)      (9,033,702)    (5,225,112)
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     6,484,776       7,502,866       30,435,860      20,729,070      (1,963,207)        469,112       (8,326,777)    73,240,428
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
    11,136,339      14,610,138       41,525,155      34,324,320        (756,120)      6,680,760        4,718,307     93,803,264
    35,260,685      20,650,547       83,204,629      48,880,309      22,626,264      15,945,504       95,301,242      1,497,978
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
  $ 46,397,024    $ 35,260,685    $ 124,729,784    $ 83,204,629    $ 21,870,144    $ 22,626,264    $ 100,019,549    $95,301,242
================= =============== ================ =============== =============== =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MIST PIONEER STRATEGIC INCOME MIST MFS EMERGING MARKETS EQUITY MIST LOOMIS SAYLES GLOBAL MARKETS
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                  ------------------------------- ------------------------------ ----------------------------------
                                           2010           2009            2010            2009            2010               2009
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   258,842    $   175,839    $   (261,078)    $    15,898     $   172,291    $        31,351
  Net realized gains (losses)            86,109        (30,360)       (900,354)     (2,262,580)       (180,088)          (532,779)
  Change in unrealized gains
     (losses) on investments            420,630      1,079,474      12,713,028      21,567,552       1,853,240          3,097,566
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  765,581      1,224,953      11,551,596      19,320,870       1,845,443          2,596,138
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               878,387        497,615       3,334,914       2,726,501         300,745            659,779
  Net transfers (including fixed
     account)                         2,517,752      1,325,291       6,794,458       7,917,279       4,153,080            295,354
  Contract charges                      (26,765)       (12,446)       (260,810)       (163,013)        (70,530)           (49,790)
  Transfers for contract benefits
     and terminations                  (252,738)      (157,766)     (3,092,430)     (1,648,749)       (658,301)          (237,978)
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          3,116,636      1,652,694       6,776,132       8,832,018       3,724,994            667,365
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets                  3,882,217      2,877,647      18,327,728      28,152,888       5,570,437          3,263,503
NET ASSETS:
  Beginning of year                   5,986,626      3,108,979      53,586,138      25,433,250       9,662,261          6,398,758
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
  End of year                     $   9,868,843    $ 5,986,626    $ 71,913,866    $ 53,586,138    $ 15,232,698    $      9,662,261
                                  ================ ============== =============== ============== =============== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                            MIST AMERICAN FUNDS
MIST RAINIER LARGE CAP EQUITY      MIST AMERICAN FUNDS GROWTH               BALANCED ALLOCATION      MIST AMERICAN FUNDS BOND
                  SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------- ------------------------------- --------------------------------- -----------------------------
          2010           2009            2010            2009             2010             2009            2010          2009
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $    (50,358)   $   (28,483)   $   (374,578)   $   (298,460)   $    (906,340)   $  (2,414,978)   $     56,182    $  (205,516)
       (41,656)      (928,454)      1,515,733          79,016        2,751,089          368,274         404,470         43,122
       754,783      1,607,294       3,333,804       6,973,685       19,429,040       43,707,454         348,999      1,511,568
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
       662,769        650,357       4,474,959       6,754,241       21,273,789       41,660,750         809,651      1,349,174
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
        83,609        248,712         697,076       3,730,655        6,633,885       31,929,941         274,410      2,756,849
     6,913,170        (52,376)     (2,712,547)      9,426,026       14,793,327       49,884,611       1,647,088      8,500,185
       (29,111)       (26,067)       (233,877)       (118,761)      (1,862,475)      (1,105,368)       (166,501)       (69,027)
      (237,668)      (306,308)     (1,055,564)       (810,390)      (7,131,215)      (4,847,774)     (1,749,662)      (442,144)
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     6,730,000       (136,039)     (3,304,912)     12,227,530       12,433,522       75,861,410           5,335     10,745,863
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     7,392,769        514,318       1,170,047      18,981,771       33,707,311      117,522,160         814,986     12,095,037
     5,008,659      4,494,341      27,597,870       8,616,099      201,424,344       83,902,184      17,394,037      5,299,000
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $ 12,401,428    $ 5,008,659    $ 28,767,917    $ 27,597,870    $ 235,131,655    $ 201,424,344    $ 18,209,023    $17,394,037
================= ============== =============== =============== ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                               MIST AMERICAN FUNDS                                            MIST AMERICAN FUNDS
                                                 GROWTH ALLOCATION    MIST AMERICAN FUNDS INTERNATIONAL       MODERATE ALLOCATION
                                                       SUB-ACCOUNT                          SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------------------- --------------------------------- -------------------------
                                         2010              2009             2010            2009           2010           2009
                                  ------------------ ---------------- --------------- ----------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,437,249)   $  (2,376,526)   $   (116,815)   $   (170,690) $     (26,921)   $(1,545,172)
  Net realized gains (losses)           1,598,470         (168,044)        411,997         120,181      1,600,204        490,807
  Change in unrealized gains
     (losses) on investments           23,392,238       49,232,195         529,487       4,156,329      8,764,520     22,694,666
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 23,553,459       46,687,625         824,669       4,105,820     10,337,803     21,640,301
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               8,007,220       35,648,837         421,895       2,428,750      3,512,161     27,385,821
  Net transfers (including fixed
     account)                           8,120,518       27,673,025       1,328,690       3,431,806      4,768,071     29,261,789
  Contract charges                     (1,832,943)      (1,177,284)       (133,608)        (85,670)    (1,228,154)      (627,690)
  Transfers for contract benefits
     and terminations                  (6,730,820)      (3,837,176)       (427,896)       (314,240)    (4,946,216)    (2,808,074)
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            7,563,975       58,307,402       1,189,081       5,460,646      2,105,862     53,211,846
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                   31,117,434      104,995,027       2,013,750       9,566,466     12,443,665     74,852,147
NET ASSETS:
  Beginning of year                   196,705,615       91,710,588      15,224,548       5,658,082    125,390,131     50,537,984
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
  End of year                       $ 227,823,049    $ 196,705,615    $ 17,238,298    $ 15,224,548  $ 137,833,796    $125,390,131
                                  ================== ================ =============== ============= ================ ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      MIST BLACKROCK HIGH YIELD    MIST DREMAN SMALL CAP VALUE        MIST MET/TEMPLETON GROWTH   MIST MET/FRANKLIN MUTUAL SHARES
                    SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ------------------------------ --------------------------------- -------------------------------
          2010           2009           2010            2009            2010              2009            2010             2009
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
$      364,311    $   130,959    $    (9,591)   $     (4,615)    $    18,671    $      (49,926)   $  (760,955)      $  (365,613)
     2,311,912        120,968         70,649          26,879          95,968            35,586       1,072,750           80,516
      (219,602)     1,609,288        808,864         826,757         758,093         1,977,616       7,931,241       11,104,213
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     2,456,621      1,861,215        869,922         849,021         872,732         1,963,276       8,243,036       10,819,116
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
       800,656      1,292,780        902,574         740,079       1,884,993         1,829,562      11,885,143       13,363,820
     3,513,861      5,598,352        639,323       1,443,893       1,817,393         2,755,933      18,308,930       26,124,297
      (163,518)       (25,694)       (24,626)         (6,637)        (46,762)          (15,701)       (484,048)        (144,568)
      (928,948)      (233,494)      (200,802)        (23,532)       (510,140)         (167,438)     (2,564,020)        (781,773)
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     3,222,051      6,631,944      1,316,469       2,153,803       3,145,484         4,402,356      27,146,005       38,561,776
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     5,678,672      8,493,159      2,186,391       3,002,824       4,018,216         6,365,632      35,389,041       49,380,892
     9,210,269        717,110      3,801,580         798,756       8,707,599         2,341,967      61,898,072       12,517,180
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
$   14,888,941    $ 9,210,269    $ 5,987,971    $  3,801,580    $ 12,725,815    $    8,707,599    $ 97,287,113      $61,898,072
================= ============== ============== =============== =============== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                 MIST MET/FRANKLIN                        MIST
                                                         TEMPLETON               MET/TEMPLETON            MIST BLACKROCK
                                                 FOUNDING STRATEGY          INTERNATIONAL BOND            LARGE CAP CORE
                                                       SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------------------- --------------------------- -------------------------
                                             2010             2009           2010      2009 (a)          2010    2009 (a)
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,658,391)   $  (1,140,027)   $    (9,294)    $   (736)    $     (441)    $(1,706)
  Net realized gains (losses)           1,153,192          379,544         19,679        1,736           (154)        347
  Change in unrealized gains
     (losses) on investments           13,638,019       30,354,168        100,395        5,170        246,318      52,383
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                 13,132,820       29,593,685        110,780        6,170        245,723      51,024
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               7,109,943       24,027,861        845,132           --        732,988     366,214
  Net transfers (including fixed
     account)                          14,978,779       38,099,101        948,483      198,651        974,603     352,326
  Contract charges                     (1,208,890)        (611,879)        (7,561)        (916)        (7,983)        (22)
  Transfers for contract benefits
     and terminations                  (6,343,795)      (2,961,302)       (30,132)      (1,344)       (71,450)       (869)
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           14,536,037       58,553,781      1,755,922      196,391      1,628,158     717,649
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease)
       in net assets                   27,668,857       88,147,466      1,866,702      202,561      1,873,881     768,673
NET ASSETS:
  Beginning of year                   138,383,715       50,236,249        202,561           --        768,673          --
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
  End of year                     $   166,052,572    $ 138,383,715    $ 2,069,263    $ 202,561    $ 2,642,554    $768,673
                                  ================== ================ ============== ============ ============== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                    MIST MET/EATON
                    VANCE FLOATING
MIST JANUS FORTY              RATE      RUSSELL MULTI-STYLE EQUITY     RUSSELL AGGRESSIVE EQUITY            RUSSELL NON-U.S.
     SUB-ACCOUNT       SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
------------------- ----------------- ------------------------------- ----------------------------- ---------------------------
         2010 (b)          2010 (b)           2010            2009           2010           2009           2010         2009
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
     $    (1,683)   $       (4,489)   $    (54,858)   $     (3,254)   $   (22,938)   $   (19,042)   $   (22,343)   $   74,805
             229               828        (355,040)       (766,795)      (157,552)      (242,349)      (284,964)     (360,874)
          26,758            21,695       1,945,587       3,558,145        690,369        846,140        764,647     1,449,843
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
          25,304            18,034       1,535,689       2,788,096        509,879        584,749        457,340     1,163,774
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
           8,142                --          21,416           2,750          9,048          5,758         11,545         1,375
         410,037           816,724        (719,632)        (99,055)      (176,139)       (61,936)      (290,534)       24,985
          (1,301)             (844)         (4,179)         (5,164)          (875)          (968)        (1,710)       (2,160)
          (3,551)          (13,961)     (1,430,093)     (1,046,159)      (317,691)      (191,908)      (681,382)     (557,013)
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
         413,327           801,919      (2,132,488)     (1,147,628)      (485,657)      (249,054)      (962,081)     (532,813)
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
         438,631           819,953        (596,799)      1,640,468         24,222        335,695       (504,741)      630,961
              --                --      12,025,654      10,385,186      2,525,303      2,189,608      5,726,361     5,095,400
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
     $   438,631    $      819,953    $ 11,428,855    $ 12,025,654    $ 2,549,525    $ 2,525,303    $ 5,221,620    $5,726,361
=================== ================= =============== =============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        RUSSELL CORE BOND       RUSSELL REAL ESTATE SECURITIES  INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                          SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------- ------------------------------- ----------------------------------
                                            2010          2009         2010               2009         2010                  2009
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   293,250  $    382,892  $    10,556    $        37,211   $   39,176     $            (815)
  Net realized gains (losses)            426,118       (26,706)     (62,464)          (209,806)      99,108              (136,883)
  Change in unrealized gains
     (losses) on investments             293,554     1,150,269      321,505            469,940      620,712             2,140,403
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,012,922     1,506,455      269,597            297,345      758,996             2,002,705
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 23,997            --           --                 --       55,509                29,770
  Net transfers (including fixed
     account)                             88,472      (407,932)    (173,649)           (35,990)    (149,257)             (322,087)
  Contract charges                        (2,697)       (3,675)        (368)              (376)     (24,201)              (25,539)
  Transfers for contract benefits
     and terminations                 (1,721,339)   (1,249,710)    (182,120)          (113,965)    (672,782)             (496,245)
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (1,611,567)   (1,661,317)    (356,137)          (150,331)    (790,731)             (814,101)
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease)
       in net assets                    (598,645)     (154,862)     (86,540)           147,014      (31,735)            1,188,604
NET ASSETS:
  Beginning of year                   12,121,192    12,276,054    1,415,749          1,268,735    7,800,513             6,611,909
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
  End of year                       $ 11,522,547  $ 12,121,192  $ 1,329,209    $     1,415,749  $ 7,768,778    $        7,800,513
                                  =============== ============= ============== ================ ============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

DWS GOVERNMENT & AGENCY SECURITIES           MSF DAVIS VENTURE VALUE    MSF MET/ARTISAN MID CAP VALUE         MSF JENNISON GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------ --------------------------------- -------------------------------- -------------------------
       2010                  2009             2010             2009            2010             2009            2010        2009
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
 $   31,179    $           29,750    $  (1,186,665)   $    (153,851)   $   (462,408)   $    (333,456)   $   (643,800) $ (769,501)
      8,714                 6,457          708,830       (1,492,272)     (3,309,852)      (4,213,285)         45,180   (1,434,354)
      7,316                23,933       22,493,532       55,094,742       8,609,340       17,079,276       5,500,207   17,735,030
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
     47,209                60,140       22,015,697       53,448,619       4,837,080       12,532,535       4,901,587   15,531,175
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
        796                 1,209        5,025,250        7,145,926         268,401          505,657         565,561    1,065,025
     (3,069)              (60,388)       2,419,910        5,195,252      (3,388,981)      (1,755,808)     (1,125,863)    (369,064)
     (1,209)               (1,467)      (1,014,669)        (916,172)       (191,789)        (203,394)       (254,494)    (251,384)
    (85,614)              (63,971)     (16,140,067)     (10,672,822)     (2,732,738)      (2,048,400)     (3,526,724)  (2,559,455)
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
    (89,096)             (124,617)      (9,709,576)         752,184      (6,045,107)      (3,501,945)     (4,341,520)  (2,114,878)
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
    (41,887)              (64,477)      12,306,121       54,200,803      (1,208,027)       9,030,590         560,067   13,416,297
    922,516               986,993      226,832,922      172,632,119      42,984,311       33,953,721      56,317,673   42,901,376
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
  $ 880,629    $          922,516    $ 239,139,043    $ 226,832,922    $ 41,776,284    $  42,984,311    $ 56,877,740  $56,317,673
============== ===================== ================ ================ =============== ================ ============= ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                             MSF MFS TOTAL RETURN    MSF ARTIO INTERNATIONAL STOCK     MSF BLACKROCK MONEY MARKET
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                  ---------------------------------- -------------- ----------------- ---------------------------
                                             2010            2009           2010              2009             2010         2009
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   1,724,797    $  2,218,508     $   (3,722)   $      (58,525)   $  (2,436,873)  $(2,806,341)
  Net realized gains (losses)            (654,707)       (826,145)      (216,766)         (259,611)              --            --
  Change in unrealized gains
     (losses) on investments            6,970,796      11,597,154        540,441         1,414,342               --            --
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  8,040,886      12,989,517        319,953         1,096,206       (2,436,873)   (2,806,341)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               4,343,670       4,959,623         96,266            32,878        3,839,854    19,211,983
  Net transfers (including fixed
     account)                           4,724,046      11,944,647         32,389           535,659      (17,430,090)  (29,351,952)
  Contract charges                       (320,043)       (210,302)       (30,663)          (30,746)        (887,934)   (1,059,003)
  Transfers for contract benefits
     and terminations                  (7,730,968)     (5,520,182)      (425,189)         (245,601)     (35,413,836)  (49,396,987)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            1,016,705      11,173,786       (327,197)          292,190      (49,892,006)  (60,595,959)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets                    9,057,591      24,163,303         (7,244)        1,388,396      (52,328,879)  (63,402,300)
NET ASSETS:
  Beginning of year                    91,620,811      67,457,508      6,592,339         5,203,943      178,892,462   242,294,762
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
  End of year                       $ 100,678,402    $ 91,620,811    $ 6,585,095    $    6,592,339    $ 126,563,583  $178,892,462
                                  ================== =============== ============== ================= ============== ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                           MSF LOOMIS SAYLES
       MSF METLIFE STOCK INDEX       MSF BLACKROCK BOND INCOME    MSF NEUBERGER BERMAN GENESIS              SMALL CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT                                    SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -----------------------------
          2010            2009            2010            2009           2010             2009            2010          2009
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
  $    (12,553)   $    218,389    $  1,769,351    $  2,275,249    $   (18,894)   $     (10,196)   $   (171,760)   $  (139,988)
    (1,337,622)     (2,176,816)         78,661        (135,891)      (162,829)        (328,421)       (343,071)      (477,634)
     5,123,908       8,111,162       2,516,183       1,367,777        485,401          483,870       4,414,802      3,840,159
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
     3,773,733       6,152,735       4,364,195       3,507,135        303,678          145,253       3,899,971      3,222,537
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
       439,939       1,611,927       8,845,817       7,315,859         15,359              435         385,938        663,452
       (99,394)        711,053      10,516,932      16,590,348         50,893         (121,994)       (941,997)     1,186,430
      (163,526)       (145,513)       (321,326)       (151,450)        (7,580)          (9,060)        (60,386)       (48,172)
    (2,208,367)     (2,660,644)     (4,828,426)     (2,530,517)      (108,832)         (93,932)       (967,415)      (505,605)
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
    (2,031,348)       (483,177)     14,212,997      21,224,240        (50,160)        (224,551)     (1,583,860)     1,296,105
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
     1,742,385       5,669,558      18,577,192      24,731,375        253,518          (79,298)      2,316,111      4,518,642
    32,030,625      26,361,067      59,758,262      35,026,887      1,665,321        1,744,619      14,181,458      9,662,816
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
  $ 33,773,010    $ 32,030,625    $ 78,335,454    $ 59,758,262    $ 1,918,839    $   1,665,321    $ 16,497,569    $14,181,458
================= =============== =============== =============== ============== ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MSF WESTERN ASSET MANAGEMENT     MSF WESTERN ASSET MANAGEMENT            MSF T. ROWE PRICE
                                  STRATEGIC BOND OPPORTUNITIES                  U.S. GOVERNMENT             SMALL CAP GROWTH
                                                   SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
                                  ------------------------------- -------------------------------- ----------------------------
                                           2010           2009            2010             2009            2010         2009
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   272,162    $   270,348    $     99,871    $     331,320    $   (134,163)    $ (93,165)
  Net realized gains (losses)            79,735         44,985         105,413          (81,007)         52,753      (609,611)
  Change in unrealized gains
     (losses) on investments            269,168      1,078,151         259,045           52,761       2,862,526     3,083,950
                                  ---------------- -------------- --------------- --- ------------ --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  621,065      1,393,484         464,329          303,074       2,781,116     2,381,174
                                  ---------------- -------------- --------------- --- ------------ --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                24,027         13,539          78,303        1,078,673          70,945        41,362
  Net transfers (including fixed
     account)                          (297,867)       389,554         209,505        5,540,733         271,191      (131,358)
  Contract charges                      (21,196)       (21,230)        (90,148)         (46,761)        (27,668)      (24,764)
  Transfers for contract benefits
     and terminations                  (513,041)      (528,171)       (768,598)      (2,337,672)       (849,761)     (498,377)
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           (808,077)      (146,308)       (570,938)       4,234,973        (535,293)     (613,137)
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (187,012)     1,247,176        (106,609)       4,538,047       2,245,823     1,768,037
NET ASSETS:
  Beginning of year                   5,903,288      4,656,112      12,961,674        8,423,627       8,843,239     7,075,202
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
  End of year                       $ 5,716,276    $ 5,903,288    $ 12,855,065    $  12,961,674    $ 11,089,062    $8,843,239
                                  ================ ============== =============== ================ =============== ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                            MSF MET/DIMENSIONAL
                                                                                                                  INTERNATIONAL
MSF T. ROWE PRICE LARGE CAP GROWTH    MSF OPPENHEIMER GLOBAL EQUITY                   MSF MFS VALUE               SMALL COMPANY
                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------- -------------------------------- ------------------------------- ---------------------------
          2010                2009            2010             2009            2010            2009           2010         2009
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
 $    (649,954)   $       (464,307)   $     58,235    $     161,694    $     26,591    $    (60,569)   $    (4,052)   $   (9,055)
      (311,258)         (2,201,466)       (143,415)        (562,624)         36,456         (92,686)       114,130        32,672
     7,829,354          18,155,364       2,815,391        4,992,056       2,472,883       2,008,339        203,930       170,281
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
     6,868,142          15,489,591       2,730,211        4,591,126       2,535,930       1,855,084        314,008       193,898
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
       386,307             307,307       1,252,421          919,706       5,174,667       2,689,922         97,857       112,573
    (2,806,953)         (1,557,831)      2,735,749          922,134       8,447,040       6,826,404        843,707       872,244
      (182,204)           (195,766)        (67,673)         (42,802)        (92,345)        (19,991)        (7,392)       (2,128)
    (4,025,395)         (2,941,641)     (1,654,831)        (880,611)       (864,235)       (101,688)      (225,602)      (25,221)
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
    (6,628,245)         (4,387,931)      2,265,666          918,427      12,665,127       9,394,647        708,570       957,468
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
       239,897          11,101,660       4,995,877        5,509,553      15,201,057      11,249,731      1,022,578     1,151,366
    51,232,142          40,130,482      17,331,575       11,822,022      13,534,623       2,284,892      1,187,763        36,397
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
  $ 51,472,039    $     51,232,142    $ 22,327,452    $  17,331,575    $ 28,735,680    $ 13,534,623    $ 2,210,341    $1,187,763
================= =================== =============== ================ =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MSF BARCLAYS CAPITAL AGGREGATE    MSF VAN ECK GLOBAL NATURAL                MSF METLIFE
                                                      BOND INDEX                     RESOURCES        MID CAP STOCK INDEX
                                                     SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------------- ----------------------------- -----------------------
                                           2010          2009 (a)          2010        2009 (a)        2010    2009 (a)
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   39,794    $      (7,549)   $   (10,494)    $   (1,662)    $ (7,061)    $(1,987)
  Net realized gains (losses)            19,060              737         62,446          6,758       15,873      26,246
  Change in unrealized gains
     (losses) on investments             19,410            6,611        274,217         30,976      130,940      15,405
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease)
       in net assets resulting
       from operations                   78,264             (201)       326,169         36,072      139,752      39,664
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                10,208           18,900        526,713        127,945        4,827       8,868
  Net transfers (including fixed
     account)                           612,238        1,419,620        999,376        235,999      466,111     475,856
  Contract charges                      (20,132)          (1,110)        (8,591)          (673)      (3,814)       (646)
  Transfers for contract benefits
     and terminations                  (135,539)          (7,136)       (18,738)        (4,532)    (156,382)     (2,030)
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            466,775        1,430,274      1,498,760        358,739      310,742     482,048
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease)
       in net assets                    545,039        1,430,073      1,824,929        394,811      450,494     521,712
NET ASSETS:
  Beginning of year                   1,430,073               --        394,811             --      521,712         --
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
  End of year                       $ 1,975,112    $   1,430,073    $ 2,219,740    $   394,811    $ 972,206    $521,712
                                  ================ ================ ============== ============== ============ ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                            PUTNAM VT
                                                        MSF BLACKROCK LEGACY LARGE CAP      MULTI-CAP
MSF MORGAN STANLEY EAFE INDEX    MSF RUSSELL 2000 INDEX                         GROWTH         GROWTH
                  SUB-ACCOUNT               SUB-ACCOUNT                    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------- ------------------------- ------------------------------ --------------
       2010           2009 (a)        2010      2009 (a)           2010        2009 (a)       2010 (c)
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
  $   3,186    $       (1,707)   $  (8,884)   $  (2,015)   $   (106,231)   $   (78,615)   $    (9,027)
     (2,884)            3,588      (28,106)      (3,237)        335,807        112,318          6,120
     37,316            11,925       93,326       33,405       1,425,137      2,141,821        294,395
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
     37,618            13,806       56,336       28,153       1,654,713      2,175,524        291,488
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
        170                --       12,888           --         550,113        135,233             --
    292,194           455,036      496,564      446,028         442,243      7,690,491      2,249,688
     (2,331)             (245)      (2,970)          (9)        (20,602)       (13,769)          (441)
   (154,773)           (1,489)    (137,238)      (3,239)     (1,083,349)      (727,751)       (47,475)
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
    135,260           453,302      369,244      442,780        (111,595)     7,084,204      2,201,772
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
    172,878           467,108      425,580      470,933       1,543,118      9,259,728      2,493,260
    467,108                --      470,933           --       9,259,728             --             --
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
  $ 639,986    $      467,108    $ 896,513    $ 470,933    $ 10,802,846    $ 9,259,728    $ 2,493,260
============== ================= ============ ============ =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                            PUTNAM VT EQUITY INCOME               GROWTH SECURITIES              FOREIGN SECURITIES
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                  --------------------------------- ------------------------------- -------------------------------
                                            2010     2009                   2010            2009            2010            2009
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   267,646    $     33,138     $    41,783    $    242,686    $    158,201    $    585,022
  Net realized gains (losses)           (410,421)     (2,219,999)       (684,600)     (1,146,941)       (424,093)         (9,349)
  Change in unrealized gains
     (losses) on investments           3,142,849       8,286,291       1,302,941       3,855,353       2,528,688       8,535,013
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 3,000,074       6,099,430         660,124       2,951,098       2,262,796       9,110,686
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 24,846          24,306           8,424          20,000         249,004         209,923
  Net transfers (including fixed
     account)                           (861,577)     (3,111,410)       (536,298)       (723,635)       (232,884)       (687,536)
  Contract charges                       (74,738)        (80,606)        (27,850)        (31,507)       (108,957)       (116,644)
  Transfers for contract benefits
     and terminations                 (2,462,825)     (2,035,343)       (931,151)       (665,459)     (2,480,470)     (1,869,399)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (3,374,294)     (5,203,053)     (1,486,875)     (1,400,601)     (2,573,307)     (2,463,656)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                    (374,220)        896,377        (826,751)      1,550,497        (310,511)      6,647,030
NET ASSETS:
  Beginning of year                   29,027,593      28,131,216      12,652,485      11,101,988      34,089,823      27,442,793
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 28,653,373    $ 29,027,593    $ 11,825,734    $ 12,652,485    $ 33,779,312    $ 34,089,823
                                  ================= =============== =============== =============== =============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP GROWTH OPPORTUNITIES      FIDELITY VIP EQUITY- INCOME            PIMCO VIT HIGH YIELD        PIMCO VIT LOW DURATION
                      SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------------ ------------------------------ ------------------------------- -----------------------------
       2010                  2009           2010            2009            2010            2009            2010          2009
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
$    (1,458)   $           (1,249)   $     3,159    $     24,088    $    710,972    $    636,585    $     14,278    $  220,821
    (12,221)              (12,300)      (352,626)       (504,545)         66,715        (227,761)         91,782       536,343
     34,375                61,980        917,227       1,607,266         699,170       2,468,282         354,758       437,621
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
     20,696                48,431        567,760       1,126,809       1,476,857       2,877,106         460,818     1,194,785
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
        500                 2,200         25,863             200          30,908          29,884          17,624        48,589
    (27,203)                3,455       (224,848)        112,365         760,530       3,476,800       2,163,766     2,364,857
       (140)                 (137)       (16,899)        (19,310)        (52,862)        (41,618)        (58,771)      (46,658)
    (30,509)              (22,581)      (542,280)       (394,571)       (890,159)       (490,935)     (1,920,786)     (894,887)
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
    (57,352)              (17,063)      (758,164)       (301,316)       (151,583)      2,974,131         201,833     1,471,901
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
    (36,656)               31,368       (190,404)        825,493       1,325,274       5,851,237         662,651     2,666,686
    145,775               114,407      4,805,353       3,979,860      11,727,258       5,876,021      12,366,617     9,699,931
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
  $ 109,119    $          145,775    $ 4,614,949    $  4,805,353    $ 13,052,532    $ 11,727,258    $ 13,029,268    $12,366,617
============== ===================== ============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                  --------------------------------- ------------------------------- ------------------------------
                                            2010            2009            2010            2009             2010          2009
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   545,506    $    346,673    $    146,812    $    (39,573)   $     (65,185)   $    (7,294)
  Net realized gains (losses)             80,486          52,332         137,174          28,087          223,976        (41,453)
  Change in unrealized gains
     (losses) on investments           8,168,085      15,632,672       3,205,525       3,668,097       15,578,153     16,103,075
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 8,794,077      16,031,677       3,489,511       3,656,611       15,736,944     16,054,328
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             11,227,748      10,008,195       3,380,149       1,797,968       12,701,472     15,888,851
  Net transfers (including fixed
     account)                         10,714,964      14,927,875       1,960,678       4,418,825       10,823,101     26,731,257
  Contract charges                      (436,739)       (178,371)       (100,348)        (39,842)        (546,481)      (170,142)
  Transfers for contract benefits
     and terminations                 (3,351,852)     (1,430,217)       (643,918)       (229,321)      (3,326,819)    (1,121,118)
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          18,154,121      23,327,482       4,596,561       5,947,630       19,651,273     41,328,848
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  26,948,198      39,359,159       8,086,072       9,604,241       35,388,217     57,383,176
NET ASSETS:
  Beginning of year                   61,956,827      22,597,668      12,780,124       3,175,883       71,786,632     14,403,456
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
  End of year                       $ 88,905,025    $ 61,956,827    $ 20,866,196    $ 12,780,124    $ 107,174,849    $71,786,632
                                  ================= =============== =============== =============== ================ =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

On November 9, 2009, pursuant to a resolution by the Board of Directors of MetLife Investors Insurance Company, the Company combined MetLife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owner under the Contracts of each separate account pre or post Combination. Each Sub-Account of MetLife Investors Variable Annuity Account Five has been combined with the Sub-Accounts of the Separate Account.

Each Sub-Account of the aforementioned separate accounts has been combined with the Sub-Accounts of the Separate Account or added as an additional Sub-Account if a corresponding Sub-Account did not already exist.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  ("Invesco V.I.")+
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT") American Funds Insurance Series
  ("American Funds")

+    Formerly named AIM Variable Insurance Funds ("AIM V.I.")

* See Note 5 for discussion of additional information on related party transactions.

NAME CHANGE

The following portfolio was affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                          NEW NAME
----------------------------------   --------------------------------------
AIM V.I. International Growth Fund   Invesco V.I. International Growth Fund

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2010:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason ClearBridge Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Invesco Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy Sub-Account
MIST Met/Templeton International Bond Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Janus Forty Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
Invesco V.I. International Growth Sub-Account*
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account*
MSF MFS Total Return Sub-Account*
MSF Artio International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF Neuberger Berman Genesis Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company Sub-Account
MSF Barclays Capital Aggregate Bond Index Sub-Account
MSF Van Eck Global Natural Resources Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF Russell 2000 Index Sub-Account
MSF BlackRock Legacy Large Cap Growth Sub-Account
Putnam VT Multi-Cap Growth Sub-Account* (a)
Putnam VT Equity Income Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account*
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
American Funds Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
(a) This Sub-Account began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2010:

Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                  NEW NAME
-------------------------------------------- -----------------------------------------------
(MIST) Van Kampen Mid Cap Growth Portfolio   (MIST) Morgan Stanley Mid Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio    (MIST) Invesco Small Cap Growth Portfolio
(MSF) BlackRock Strategic Value Portfolio    (MSF) Neuberger Berman Genesis Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                             NEW PORTFOLIO
-------------------------------------------- -----------------------------------------------
Putnam VT Growth and Income Fund             (MIST) Lord Abbett Growth and Income Fund
Putnam VT Vista Fund                         Putnam VT Multi-Cap Growth Fund

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0% . The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and /or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair values, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk    0.50% - 1.50%
Administrative                0.15% - 0.25%
Optional Death Benefit Rider  0.20% - 0.35%
Earnings Preservation Benefit 0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in nets assets of the applicable Sub-Accounts:

LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT/LIFETIME INCOME SOLUTION -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Lifetime Withdrawal Guarantee                              0.50% - 1.80%
Guaranteed Withdrawal Benefit                              0.25% - 1.00%
Guaranteed Minimum Income Benefit/Lifetime Income Solution 0.50% - 1.50%
Guaranteed Minimum Accumulation Benefit                    0.75%
Enhanced Death Benefit                                     0.60% - 1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain portfolios of the MIST and MSF Trusts are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             32,019,656   756,635,535    18,961,311     84,356,158
MIST Lord Abbett Bond Debenture Sub-Account                21,851,108   258,123,939    23,332,650     39,126,882
MIST Morgan Stanley Mid Cap Growth Sub-Account              5,932,100    52,445,736     4,095,340      4,971,624
MIST Lord Abbett Mid Cap Value Sub-Account                 13,980,738   257,435,213    10,136,640     33,462,925
MIST Oppenheimer Capital Appreciation Sub-Account          14,479,022   112,201,213     1,727,961     11,204,222
MIST PIMCO Inflation Protected Bond Sub-Account             8,542,412    92,002,037    23,477,586      7,362,179
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                               8,859,084    62,542,085     1,086,579      9,621,069
MIST PIMCO Total Return Sub-Account                        41,619,831   476,542,470   103,632,409     73,180,913
MIST RCM Technology Sub-Account                             2,878,319    11,792,175     7,804,454      9,152,680
MIST T. Rowe Price Mid Cap Growth Sub-Account               8,966,066    68,025,255     2,799,382     13,213,421
MIST MFS Research International Sub-Account                14,294,184   164,428,530     9,069,298     13,733,260
MIST Invesco Small Cap Growth Sub-Account                   3,984,904    48,771,600     2,256,508     11,760,925
MIST Lazard Mid Cap Sub-Account                             4,445,790    54,391,711     2,789,399      6,503,703
MIST Harris Oakmark International Sub-Account               5,226,527    72,218,761     6,749,977     13,536,117
MIST Third Avenue Small Cap Value Sub-Account               4,457,364    62,857,905     7,365,512      8,740,194
MIST Clarion Global Real Estate Sub-Account                 3,792,745    46,822,291     4,278,169      5,914,651
MIST Turner Mid Cap Growth Sub-Account                        887,379    10,170,424       920,264      3,005,459
MIST Goldman Sachs Mid Cap Value Sub-Account                1,520,786    19,889,223     1,262,364      4,013,516
MIST MetLife Defensive Strategy Sub-Account                35,421,105   354,698,257   100,875,210     57,914,341
MIST MetLife Moderate Strategy Sub-Account                 78,832,911   789,432,348   129,133,303     37,045,518
MIST MetLife Balanced Strategy Sub-Account                223,328,286 2,165,105,432   269,013,393     34,676,638
MIST MetLife Growth Strategy Sub-Account                  154,125,826 1,589,738,345    51,086,576    131,596,101
MIST MetLife Aggressive Strategy Sub-Account               20,549,801   175,441,282     9,878,819     18,963,230
MIST Van Kampen Comstock Sub-Account                       10,642,888   103,232,485     9,186,583      3,851,486
MIST SSgA Growth ETF Sub-Account                            4,191,244    41,975,237    11,265,067      4,766,979
MIST SSgA Growth and Income ETF Sub-Account                10,912,497   114,404,184    33,930,441      3,552,079
MIST Legg Mason Value Equity Sub-Account                    3,354,329    30,089,009     1,325,222      3,169,694
MIST Pioneer Fund Sub-Account                               7,077,900    69,270,341     2,622,079     11,268,033
MIST Pioneer Strategic Income Sub-Account                     885,729     8,822,272     4,292,793        917,554
MIST MFS Emerging Markets Equity Sub-Account                6,222,753    65,586,064    19,235,735     12,721,313
MIST Loomis Sayles Global Markets Sub-Account               1,295,302    14,036,198     7,843,737      3,946,877
MIST Rainier Large Cap Equity Sub-Account                   1,532,944    11,909,895     9,264,562      2,585,151
MIST American Funds Growth Sub-Account                      3,144,042    21,694,068     4,731,828      8,411,612
MIST American Funds Balanced Allocation Sub-Account        24,042,096   191,455,827    32,807,104     21,177,065
MIST American Funds Bond Sub-Account                        1,819,092    16,839,270     5,031,238      4,970,103
MIST American Funds Growth Allocation Sub-Account          24,602,928   187,163,646    26,085,791     19,959,422
MIST American Funds International Sub-Account               2,002,133    14,294,745     4,481,680      3,369,229
MIST American Funds Moderate Allocation Sub-Account        13,797,181   114,057,921    14,962,910     12,884,332
MIST BlackRock High Yield Sub-Account                       1,723,268    13,647,766    35,787,870     32,201,899
MIST Dreman Small Cap Value Sub-Account                       405,145     4,463,316     1,761,556        454,931
MIST Met/Templeton Growth Sub-Account                       1,365,435    10,424,921     3,915,643        751,742
MIST Met/Franklin Mutual Shares Sub-Account                10,980,497    80,738,536    28,306,468        991,956
MIST Met/Franklin Templeton Founding Strategy Sub-Account  16,841,036   131,606,685    20,647,735      7,769,873
MIST Met/Templeton International Bond Sub-Account             166,878     1,963,726     2,161,097        414,297
MIST BlackRock Large Cap Core Sub-Account                     307,996     2,343,906     1,949,787        322,154
MIST Janus Forty Sub-Account (a)                                6,551       411,915       468,969         57,283
MIST Met/Eaton Vance Floating Rate Sub-Account (a)             79,460       798,332       842,286         44,782
Russell Multi-Style Equity Sub-Account                        841,595    11,673,816       338,138      2,525,516
Russell Aggressive Equity Sub-Account                         213,887     2,782,600        91,235        599,858
Russell Non-U.S. Sub-Account                                  511,423     5,763,604       239,991      1,224,410
Russell Core Bond Sub-Account                               1,096,343    11,190,396     1,499,811      2,506,961
Russell Real Estate Securities Sub-Account                     95,490     1,423,007        49,853        395,545
Invesco V.I. International Growth Sub-Account                 272,569     6,682,827       664,323      1,416,315
DWS Government & Agency Securities Sub-Account                 67,847       823,858        78,422        136,503
MSF Davis Venture Value Sub-Account                         7,691,069   208,847,208     8,665,554     19,562,384

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF Met/Artisan Mid Cap Value Sub-Account                   253,205    54,620,073       642,895      7,150,732
MSF Jennison Growth Sub-Account                           4,735,808    50,989,479     2,359,668      7,345,882
MSF MFS Total Return Sub-Account                            782,115   103,719,044     9,810,712      7,069,717
MSF Artio International Stock Sub-Account                   668,982     7,493,538       542,129        873,377
MSF BlackRock Money Market Sub-Account                    1,265,637   126,563,673    49,093,905    101,423,659
MSF MetLife Stock Index Sub-Account                       1,169,010    34,496,595     6,274,326      8,318,725
MSF BlackRock Bond Income Sub-Account                       732,535    75,846,933    20,283,301      4,301,350
MSF Neuberger Berman Genesis Sub-Account                    169,812     2,362,157       265,014        334,278
MSF Loomis Sayles Small Cap Growth Sub-Account            1,742,094    15,504,593       562,680      2,318,689
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                               445,073     5,283,504       933,808      1,469,948
MSF Western Asset Management U.S. Government
  Sub-Account                                             1,061,530    12,621,282     3,706,017      4,140,840
MSF T. Rowe Price Small Cap Growth Sub-Account              689,239     8,690,707     1,050,300      1,720,129
MSF T. Rowe Price Large Cap Growth Sub-Account            3,433,058    46,785,427     2,002,464      9,281,082
MSF Oppenheimer Global Equity Sub-Account                 1,453,616    21,255,054     4,018,211      1,694,631
MSF MFS Value Sub-Account                                 2,349,610    24,581,850    13,132,621        441,205
MSF Met/ Dimensional International Small Company
  Sub-Account                                               132,999     1,834,808     1,200,077        419,385
MSF Barclays Capital Aggregate Bond Index Sub-Account       180,218     1,949,167     2,006,132      1,499,741
MSF Van Eck Global Natural Resources Sub-Account            123,252     1,914,577     2,071,800        531,255
MSF MetLife Mid Cap Stock Index Sub-Account                  70,966       825,890       804,767        500,466
MSF Morgan Stanley EAFE Index Sub-Account                    54,704       590,796       656,733        518,364
MSF Russell 2000 Index Sub-Account                           68,597       769,832     1,609,954      1,249,711
MSF BlackRock Legacy Large Cap Growth Sub-Account           393,549     7,235,950     1,181,879      1,400,101
Putnam VT Multi-Cap Growth Sub-Account (b)                  120,844     2,198,903     2,287,613         94,830
Putnam VT Equity Income Sub-Account                       2,131,953    28,915,038       590,140      3,697,383
FTVIPT Templeton Growth Securities Sub-Account            1,072,991    15,432,825       186,074      1,631,663
FTVIPT Templeton Foreign Securities Sub-Account           2,354,213    33,262,721     3,065,203      5,480,689
Fidelity VIP Growth Opportunities Sub-Account                 6,090       108,585         1,123         59,971
Fidelity VIP Equity-Income Sub-Account                      245,774     5,291,982       568,827      1,324,129
PIMCO VIT High Yield Sub-Account                          1,684,204    12,334,877     2,340,246      1,781,216
PIMCO VIT Low Duration Sub-Account                        1,248,019    12,756,872     3,243,956      2,984,687
American Funds Global Growth Sub-Account                  4,138,970    74,957,567    20,133,236      1,433,947
American Funds Global Small Capitalization Sub-Account      977,343    14,941,798     5,372,136        628,971
American Funds Growth Sub-Account                         1,972,302    79,022,091    20,792,412      1,206,657

(a) For the period May 3, 2010 to December 31, 2010.
(b) For the period September 27, 2010 to December 31, 2010.

                     This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                          MIST LORD ABBETT            MIST LORD ABBETT       MIST MORGAN STANLEY
                                         GROWTH AND INCOME              BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009         2010         2009
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           15,593,590    17,054,222    13,193,447    14,022,797    4,839,057    4,629,395
Units issued and transferred
  from other funding options         716,153     1,163,745       903,845     1,616,020      713,654      957,442
Units redeemed and transferred to
  other funding options           (2,175,376)   (2,624,377)   (2,260,676)   (2,445,370)    (733,801)    (747,780)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 14,134,367    15,593,590    11,836,616    13,193,447    4,818,910    4,839,057
                                  ============= ============= ============= ============= ============ ============

                                  MIST LEGG MASON CLEARBRIDGE
                                            AGGRESSIVE GROWTH     MIST PIMCO TOTAL RETURN        MIST RCM TECHNOLOGY
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------------ --------------------------- --------------------------
                                        2010             2009          2010          2009          2010         2009
                                  ------------- ---------------- ------------- ------------- ------------- ------------
Units beginning of year            9,606,073       10,488,614    29,925,971    23,369,511     2,129,052    2,054,635
Units issued and transferred
  from other funding options         366,569          588,725     8,721,929    12,187,850     1,554,506      590,379
Units redeemed and transferred to
  other funding options           (1,496,590)      (1,471,266)   (7,786,370)   (5,631,390)   (1,653,847)    (515,962)
                                  ------------- ---------------- ------------- ------------- ------------- ------------
Units end of year                  8,476,052        9,606,073    30,861,530    29,925,971     2,029,711    2,129,052
                                  ============= ================ ============= ============= ============= ============

                                                                MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                     MIST LAZARD MID CAP              INTERNATIONAL           SMALL CAP VALUE
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- -------------------------- -------------------------
                                       2010         2009         2010          2009         2010         2009
                                  ------------ ------------ ------------ ------------- ------------ ------------
Units beginning of year           3,546,544    3,701,818    4,066,421     4,450,252    3,942,016    4,169,845
Units issued and transferred
  from other funding options        345,975      537,899      513,332       650,523      620,786      627,104
Units redeemed and transferred to
  other funding options            (619,622)    (693,173)    (916,707)   (1,034,354)    (728,642)    (854,933)
                                  ------------ ------------ ------------ ------------- ------------ ------------
Units end of year                 3,272,897    3,546,544    3,663,046     4,066,421    3,834,160    3,942,016
                                  ============ ============ ============ ============= ============ ============

                                              MIST METLIFE                MIST METLIFE                 MIST METLIFE
                                        DEFENSIVE STRATEGY           MODERATE STRATEGY            BALANCED STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009            2010        2009
                                  ------------- ------------- ------------- ------------- -------------------------
Units beginning of year           28,585,107    20,521,525    61,993,623    48,839,803     174,627,957  147,575,188
Units issued and transferred
  from other funding options      12,487,052    15,848,889    16,550,090    22,185,086      37,630,687   46,188,462
Units redeemed and transferred to
  other funding options           (9,180,121)   (7,785,307)   (9,527,608)   (9,031,266)    (18,926,192) (19,135,693)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                 31,892,038    28,585,107    69,016,105    61,993,623     193,332,452  174,627,957
                                  ============= ============= ============= ============= ============= ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

        MIST LORD ABBETT            MIST OPPENHEIMER        MIST PIMCO INFLATION
           MID CAP VALUE        CAPITAL APPRECIATION              PROTECTED BOND
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2010          2009          2010          2009          2010          2009
------------- ------------- ------------- ------------- ------------- -------------
 9,382,903     9,920,843    11,409,698    12,461,052     6,189,735     5,260,106
 1,333,348     1,047,331       655,627       885,126     2,275,957     2,420,447
(2,316,185)   (1,585,271)   (1,765,355)   (1,936,480)   (1,352,522)   (1,490,818)
------------- ------------- ------------- ------------- ------------- -------------
 8,400,066     9,382,903    10,299,970    11,409,698     7,113,170     6,189,735
============= ============= ============= ============= ============= =============

      MIST T. ROWE PRICE           MIST MFS RESEARCH              MIST INVESCO
          MID CAP GROWTH               INTERNATIONAL          SMALL CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- --------------------------- -------------------------
      2010          2009          2010          2009         2010         2009
------------- ------------- ------------- ------------- ------------ ------------
 9,444,336     9,296,506     9,683,890    10,212,094    4,320,755    4,467,675
   628,943     2,114,107     1,283,022     1,202,006      283,473      545,182
(1,676,399)   (1,966,277)   (1,612,856)   (1,730,210)    (928,545)    (692,102)
------------- ------------- ------------- ------------- ------------ ------------
 8,396,880     9,444,336     9,354,056     9,683,890    3,675,683    4,320,755
============= ============= ============= ============= ============ ============

   MIST CLARION GLOBAL               MIST TURNER        MIST GOLDMAN SACHS
           REAL ESTATE            MID CAP GROWTH             MID CAP VALUE
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2010         2009         2010         2009         2010         2009
------------ ------------ ------------ ------------ ------------ ------------
2,963,807    3,017,825    1,004,871    1,062,658    1,482,733    1,740,044
  224,016      545,269      110,973      167,061      111,557       45,739
 (539,940)    (599,287)    (272,276)    (224,848)    (313,905)    (303,050)
------------ ------------ ------------ ------------ ------------ ------------
2,647,883    2,963,807      843,568    1,004,871    1,280,385    1,482,733
============ ============ ============ ============ ============ ============


             MIST METLIFE             MIST METLIFE             MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                    COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
2010                 2009       2010          2009          2010          2009
------------- ----------- ------------- ------------- ------------- -------------
 146,128,352  144,681,997  18,139,859    20,155,167     9,148,538     7,709,294
   8,850,383   19,571,725   1,389,894     1,269,392     1,757,180     2,598,214
 (17,031,700) (18,125,370) (2,269,659)   (3,284,700)   (1,245,264)   (1,158,970)
------------- ----------- ------------- ------------- ------------- -------------
 137,947,035  146,128,352  17,260,094    18,139,859     9,660,454     9,148,538
============= =========== ============= ============= ============= =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                               MIST SSGA                  MIST SSGA           MIST LEGG MASON
                                              GROWTH ETF      GROWTH AND INCOME ETF              VALUE EQUITY
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- -------------------------- -------------------------
                                       2010         2009          2010         2009         2010         2009
                                  ------------ ------------ ------------- ------------ ------------ ------------
Units beginning of year           3,535,741    2,631,694     7,874,421    5,706,322    3,602,247    3,449,785
Units issued and transferred
  from other funding options      1,230,189    1,419,212     3,746,793    3,020,230      263,939      671,733
Units redeemed and transferred to
  other funding options            (629,788)    (515,165)     (999,262)    (852,131)    (573,200)    (519,271)
                                  ------------ ------------ ------------- ------------ ------------ ------------
Units end of year                 4,136,142    3,535,741    10,621,952    7,874,421    3,292,986    3,602,247
                                  ============ ============ ============= ============ ============ ============

                                     MIST LOOMIS SAYLES             MIST RAINIER                       MIST
                                         GLOBAL MARKETS         LARGE CAP EQUITY      AMERICAN FUNDS GROWTH
                                            SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------ ------------------------ --------------------------
                                       2010        2009         2010        2009          2010         2009
                                  ------------ ----------- ------------ ----------- ------------- ------------
Units beginning of year             899,578     825,508      723,558     786,871     3,506,399    1,497,798
Units issued and transferred
  from other funding options        660,950     258,649    1,217,236     433,402       843,038    2,819,679
Units redeemed and transferred to
  other funding options            (383,112)   (184,579)    (375,628)   (496,715)   (1,209,569)    (811,078)
                                  ------------ ----------- ------------ ----------- ------------- ------------
Units end of year                 1,177,416     899,578    1,565,166     723,558     3,139,868    3,506,399
                                  ============ =========== ============ =========== ============= ============

                                     MIST AMERICAN FUNDS         MIST AMERICAN FUNDS            MIST BLACKROCK
                                           INTERNATIONAL         MODERATE ALLOCATION                HIGH YIELD
                                             SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- --------------------------- -------------------------
                                       2010         2009          2010          2009          2010        2009
                                  ------------ ------------ ------------- ------------- ------------- -----------
Units beginning of year           1,794,269      935,627    13,452,576     6,585,179       517,570      58,901
Units issued and transferred
  from other funding options        654,079    1,173,720     2,252,108     8,421,960     2,040,584     608,381
Units redeemed and transferred to
  other funding options            (517,217)    (315,078)   (2,037,239)   (1,554,563)   (1,827,358)   (149,712)
                                  ------------ ------------ ------------- ------------- ------------- -----------
Units end of year                 1,931,131    1,794,269    13,667,445    13,452,576       730,796     517,570
                                  ============ ============ ============= ============= ============= ===========

                                  MIST MET/FRANKLIN TEMPLETON    MIST MET/TEMPLETON        MIST BLACKROCK
                                            FOUNDING STRATEGY    INTERNATIONAL BOND        LARGE CAP CORE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------------ --------------------- ---------------------
                                        2010             2009       2010    2009 (a)      2010    2009 (a)
                                  ------------- ---------------- ---------- ---------- ---------- ----------
Units beginning of year           15,445,257        7,133,612     18,597         --     85,136         --
Units issued and transferred
  from other funding options       3,520,240       10,172,553    198,593     23,684    228,326     85,921
Units redeemed and transferred to
  other funding options           (1,935,446)      (1,860,908)   (48,190)    (5,087)   (49,401)      (785)
                                  ------------- ---------------- ---------- ---------- ---------- ----------
Units end of year                 17,030,051       15,445,257    169,000     18,597    264,061     85,136
                                  ============= ================ ========== ========== ========== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                                 MIST PIONEER           MIST MFS EMERGING
      MIST PIONEER FUND      STRATEGIC INCOME              MARKETS EQUITY
            SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------- ---------------------------
      2010         2009       2010       2009          2010          2009
------------- ------------ ---------- ---------- ------------- -------------
 7,155,477      103,010    243,858    167,799     5,035,625     3,919,168
   348,278    7,884,289    228,850    117,446     2,186,080     2,117,923
(1,044,412)    (831,822)   (52,529)   (41,387)   (1,664,008)   (1,001,466)
------------- ------------ ---------- ---------- ------------- -------------
 6,459,343    7,155,477    420,179    243,858     5,557,697     5,035,625
============= ============ ========== ========== ============= =============

     MIST AMERICAN FUNDS       MIST AMERICAN FUNDS         MIST AMERICAN FUNDS
     BALANCED ALLOCATION                      BOND           GROWTH ALLOCATION
             SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2010          2009         2010         2009          2010          2009
------------- ------------- ------------ ------------ ------------- -------------
22,597,437    11,983,365    1,763,742      592,698    23,471,136    14,440,596
 4,764,413    12,936,497      606,877    1,477,036     4,347,175    11,998,923
(3,463,095)   (2,322,425)    (603,091)    (305,992)   (3,485,758)   (2,968,383)
------------- ------------- ------------ ------------ ------------- -------------
23,898,755    22,597,437    1,767,528    1,763,742    24,332,553    23,471,136
============= ============= ============ ============ ============= =============

       MIST DREMAN        MIST MET/TEMPLETON          MIST MET/FRANKLIN
   SMALL CAP VALUE                    GROWTH              MUTUAL SHARES
       SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------- ------------------------- --------------------------
   2010       2009         2010         2009          2010         2009
---------- ---------- ------------ ------------ ------------- ------------
296,874     79,596    1,004,927      355,286     7,563,677    1,891,505
163,741    251,347      549,964      749,651     4,048,937    6,161,827
(64,151)   (34,069)    (178,544)    (100,010)     (801,676)    (489,655)
---------- ---------- ------------ ------------ ------------- ------------
396,464    296,874    1,376,347    1,004,927    10,810,938    7,563,677
========== ========== ============ ============ ============= ============

                   MIST MET/
       MIST      EATON VANCE                   RUSSELL               RUSSELL
JANUS FORTY    FLOATING RATE        MULTI-STYLE EQUITY     AGGRESSIVE EQUITY
SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------- ---------------- ------------------------- ---------------------
    2010 (b)         2010 (b)        2010         2009       2010       2009
-------------- ---------------- ------------ ------------ ---------- ----------
         --               --    1,105,777    1,237,353    224,440    252,148
      3,428           85,480       27,986       56,329      7,844      9,487
       (451)          (5,112)    (218,662)    (187,905)   (48,274)   (37,195)
-------------- ---------------- ------------ ------------ ---------- ----------
      2,977           80,368      915,101    1,105,777    184,010    224,440
============== ================ ============ ============ ========== ==========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                               RUSSELL                 RUSSELL
                                               NON-U.S.               CORE BOND    RUSSELL REAL ESTATE SECURITIES
                                            SUB-ACCOUNT             SUB-ACCOUNT                       SUB-ACCOUNT
                                  ---------------------- ----------------------- ---------------------------------
                                      2010       2009        2010        2009       2010                   2009
                                  ----------- ---------- ----------- ----------- ---------- ----------------------
Units beginning of year            428,978    476,105     741,772     857,970     62,444                 71,152
Units issued and transferred
  from other funding options        19,494     20,321      50,156      30,393        934                  7,025
Units redeemed and transferred to
  other funding options            (92,461)   (67,448)   (141,979)   (146,591)   (15,012)               (15,733)
                                  ----------- ---------- ----------- ----------- ---------- ----------------------
Units end of year                  356,011    428,978     649,949     741,772     48,366                 62,444
                                  =========== ========== =========== =========== ========== ======================

                                         MSF MET/ARTISAN              MSF JENNISON
                                           MID CAP VALUE                    GROWTH      MSF MFS TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2010         2009         2010         2009         2010         2009
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           3,600,989    3,947,813    5,323,714    5,593,496    3,547,041    3,343,530
Units issued and transferred
  from other funding options        109,300      299,307      420,382      685,531      412,886      651,240
Units redeemed and transferred to
  other funding options            (606,187)    (646,131)    (840,839)    (955,313)    (595,755)    (447,729)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 3,104,102    3,600,989    4,903,257    5,323,714    3,364,172    3,547,041
                                  ============ ============ ============ ============ ============ ============

                                           MSF BLACKROCK         MSF NEUBERGER         MSF LOOMIS SAYLES
                                             BOND INCOME        BERMAN GENESIS          SMALL CAP GROWTH
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- --------------------- -------------------------
                                       2010         2009       2010       2009         2010         2009
                                  ------------ ------------ ---------- ---------- ------------ ------------
Units beginning of year           1,093,871      712,480    122,821    143,291    1,686,737    1,480,050
Units issued and transferred
  from other funding options        432,790      538,058     19,822     13,542      130,270      445,815
Units redeemed and transferred to
  other funding options            (196,064)    (156,667)   (24,238)   (34,012)    (307,526)    (239,128)
                                  ------------ ------------ ---------- ---------- ------------ ------------
Units end of year                 1,330,597    1,093,871    118,405    122,821    1,509,481    1,686,737
                                  ============ ============ ========== ========== ============ ============

                                       MSF T. ROWE PRICE           MSF OPPENHEIMER                 MSF MFS
                                        LARGE CAP GROWTH             GLOBAL EQUITY                   VALUE
                                             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------- -----------------------
                                       2010         2009         2010         2009         2010       2009
                                  ------------ ------------ ------------ ------------ ------------ ----------
Units beginning of year           4,174,670    4,614,190    1,009,176      955,438      962,018    194,021
Units issued and transferred
  from other funding options        239,031      334,805      300,668      221,626    1,050,362    839,046
Units redeemed and transferred to
  other funding options            (768,534)    (774,325)    (177,705)    (167,888)    (149,817)   (71,049)
                                  ------------ ------------ ------------ ------------ ------------ ----------
Units end of year                 3,645,167    4,174,670    1,132,139    1,009,176    1,862,563    962,018
                                  ============ ============ ============ ============ ============ ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

           INVESCO V.I.     DWS GOVERNMENT &           MSF DAVIS VENTURE
   INTERNATIONAL GROWTH    AGENCY SECURITIES                       VALUE
            SUB-ACCOUNT          SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- -------------------- ---------------------------
        2010       2009      2010       2009          2010          2009
--------------- ---------- --------- ---------- ------------- -------------
     461,755    522,812    57,534     65,564    17,270,503    17,609,616
      40,104     25,427     2,526      3,089     1,418,690     2,097,262
     (87,776)   (86,484)   (7,795)   (11,119)   (2,464,773)   (2,436,375)
--------------- ---------- --------- ---------- ------------- -------------
     414,083    461,755    52,265     57,534    16,224,420    17,270,503
=============== ========== ========= ========== ============= =============


           MSF ARTIO                MSF BLACKROCK            MSF METLIFE
 INTERNATIONAL STOCK                 MONEY MARKET            STOCK INDEX
         SUB-ACCOUNT                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------- ------------------------- -------------------------
     2010       2009          2010           2009      2010         2009
------------ ---------- ---------- -------------- ------------ ------------
  483,148    458,361    16,896,220     22,607,243 3,098,322    3,163,371
   58,013     77,867     8,099,016     12,428,401   670,658      754,882
  (83,624)   (53,080)   (12,848,837) (18,139,424)  (868,435)    (819,931)
------------ ---------- ------------------------- ------------ ------------
  457,537    483,148    12,146,399     16,896,220 2,900,545    3,098,322
============ ========== ========== ============== ============ ============

                 MSF WESTERN       MSF WESTERN ASSET
            ASSET MANAGEMENT              MANAGEMENT       MSF T. ROWE PRICE
STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT        SMALL CAP GROWTH
                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------- ----------------------- -----------------------
   2010                 2009        2010        2009        2010        2009
---------- -------------------- ----------- ----------- ----------- -----------
257,500              264,015     808,057     539,471     642,589     702,633
 26,192               49,000     237,674     637,926      79,775     162,790
(59,157)             (55,515)   (274,775)   (369,340)   (115,496)   (222,834)
---------- -------------------- ----------- ----------- ----------- -----------
224,535              257,500     770,956     808,057     606,868     642,589
========== ==================== =========== =========== =========== ===========


MSF MET/DIMENSIONAL
      INTERNATIONAL    MSF BARCLAYS CAPITAL    MSF VAN ECK GLOBAL
      SMALL COMPANY    AGGREGATE BOND INDEX     NATURAL RESOURCES
        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------- ----------------------- ---------------------
   2010        2009        2010     2009 (a)      2010    2009 (a)
---------- ----------- ----------- ----------- ---------- ----------
 83,514       3,592     100,819          --     26,708         --
 80,327      97,243     137,619     105,552    131,299     38,859
(35,330)    (17,321)   (105,384)     (4,733)   (40,229)   (12,151)
---------- ----------- ----------- ----------- ---------- ----------
128,511      83,514     133,054     100,819    117,778     26,708
========== =========== =========== =========== ========== ==========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                          MSF METLIFE    MSF MORGAN STANLEY
                                  MID CAP STOCK INDEX            EAFE INDEX    MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------- --------------------- -------------------------
                                     2010     2009 (a)      2010    2009 (a)      2010        2009 (a)
                                  ---------- ----------- ---------- ---------- ---------- --------------
Units beginning of year            39,029          --     40,712         --     35,011             --
Units issued and transferred
  from other funding options       57,656     112,020     64,122     53,738    108,101         53,121
Units redeemed and transferred to
  other funding options           (37,598)    (72,991)   (52,399)   (13,026)   (89,744)       (18,110)
                                  ---------- ----------- ---------- ---------- ---------- --------------
Units end of year                  59,087      39,029     52,435     40,712     53,368         35,011
                                  ========== =========== ========== ========== ========== ==============

                                      FTVIPT TEMPLETON          FTVIPT TEMPLETON            FIDELITY VIP
                                     GROWTH SECURITIES        FOREIGN SECURITIES    GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ----------------------- ------------------------- -----------------------
                                      2010        2009         2010         2009      2010          2009
                                  ----------- ----------- ------------ ------------ --------- -------------
Units beginning of year            867,706     987,740    2,349,812    2,562,516    19,375        21,872
Units issued and transferred
  from other funding options         9,705      16,989      254,235      185,588       125         1,399
Units redeemed and transferred to
  other funding options           (115,004)   (137,023)    (431,619)    (398,292)   (7,613)       (3,896)
                                  ----------- ----------- ------------ ------------ --------- -------------
Units end of year                  762,407     867,706    2,172,428    2,349,812    11,887        19,375
                                  =========== =========== ============ ============ ========= =============

                                          AMERICAN FUNDS                 AMERICAN FUNDS        AMERICAN FUNDS
                                           GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION                GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- ------------------------------ ---------------------
                                       2010         2009       2010                2009       2010       2009
                                  ------------ ------------ ---------- ------------------- ---------- ----------
Units beginning of year           2,316,571    1,196,083    467,145             185,100    464,628    128,846
Units issued and transferred
  from other funding options        946,439    1,301,159    234,611             321,190    176,719    358,710
Units redeemed and transferred to
  other funding options            (259,621)    (180,671)   (72,530)            (39,145)   (48,887)   (22,928)
                                  ------------ ------------ ---------- ------------------- ---------- ----------
Units end of year                 3,003,389    2,316,571    629,226             467,145    592,460    464,628
                                  ============ ============ ========== =================== ========== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                            PUTNAM VT
  MSF BLACKROCK LEGACY      MULTI-CAP                 PUTNAM VT
      LARGE CAP GROWTH         GROWTH             EQUITY INCOME
           SUB-ACCOUNT    SUB-ACCOUNT               SUB-ACCOUNT
------------------------- -------------- -------------------------
     2010      2009 (a)       2010 (c)        2010         2009
------------ ------------ -------------- ------------ ------------
4,337,851           --             --    2,012,929    2,461,774
  112,346    4,844,756        194,867       23,714       44,897
 (823,522)    (506,905)        (7,025)    (254,151)    (493,742)
------------ ------------ -------------- ------------ ------------
3,626,675    4,337,851        187,842    1,782,492    2,012,929
============ ============ ============== ============ ============

      FIDELITY VIP               PIMCO VIT               PIMCO VIT
     EQUITY-INCOME              HIGH YIELD            LOW DURATION
       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------- ----------------------- -----------------------
   2010       2009        2010        2009        2010        2009
---------- ---------- ----------- ----------- ----------- -----------
373,302    405,578     785,381     544,206     866,665     758,728
 39,680     58,480     112,061     349,796     225,632     309,881
(96,144)   (90,756)   (122,388)   (108,621)   (210,931)   (201,944)
---------- ---------- ----------- ----------- ----------- -----------
316,838    373,302     775,054     785,381     881,366     866,665
========== ========== =========== =========== =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------- --------------------------------------------------
                                                UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ------------- ------------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and  2010 14,134,367 14.87 - 56.24   702,128,967          1.14      0.75 - 2.35    14.30 - 16.33
  Income Sub-Account         2009 15,593,590 12.78 - 48.34   669,088,087          2.37      0.75 - 2.35    15.64 - 17.67
                             2008 17,054,222 10.86 - 41.08   622,711,660          1.71      0.75 - 2.35 (36.75) - (36.74)
                             2007 20,078,114 17.17 - 64.94 1,163,496,239          0.98      0.75 - 2.35      3.12 - 3.13
                             2006 24,112,960 16.65 - 62.97 1,361,733,054          1.73      0.75 - 2.35    17.04 - 33.41
MIST Lord Abbett Bond        2010 11,836,616 16.94 - 25.52   281,708,830          6.32      0.75 - 2.35    10.34 - 12.22
  Debenture Sub-Account      2009 13,193,447 15.20 - 22.76   280,934,170          7.43      0.75 - 2.35    33.60 - 35.96
                             2008 14,022,797 11.27 - 16.77   220,576,786          4.34      0.75 - 2.35 (19.73) - (19.18)
                             2007 16,703,725 14.04 - 20.75   326,356,748          5.12      0.75 - 2.35      5.01 - 5.71
                             2006 18,203,778 13.37 - 19.63   337,819,002          6.82      0.75 - 2.35      7.65 - 8.33
MIST Morgan Stanley Mid Cap  2010  4,818,910 13.21 - 15.02    68,961,080          0.03      0.75 - 1.90    29.60 - 31.28
  Growth Sub-Account         2009  4,839,057 10.20 - 11.44    52,932,593            --      0.75 - 1.90    54.31 - 56.49
                             2008  4,629,395   6.61 - 7.31    32,463,804          1.43      0.75 - 1.90 (47.75) - (47.14)
                             2007  5,095,055 12.65 - 13.83    67,796,737            --      0.75 - 1.90    21.17 - 22.82
                             2006  5,605,210 10.44 - 11.26    61,083,520            --      0.75 - 1.90      6.31 - 7.75
MIST Lord Abbett Mid Cap     2010  8,400,066 23.50 - 27.96   221,952,624          0.64      0.75 - 2.05    22.98 - 24.78
  Value Sub-Account          2009  9,382,903 19.10 - 22.44   199,636,901          2.21      0.75 - 2.05    23.96 - 25.79
                             2008  9,920,843 15.59 - 17.87   168,788,065          0.62      0.75 - 1.95 (40.27) - (39.22)
                             2007 11,500,075 26.10 - 29.40   323,520,139          0.67      0.75 - 1.90   (1.29) - (0.17)
                             2006 11,694,557 26.44 - 29.45   329,424,501          0.61      0.75 - 1.90    10.07 - 11.34
MIST Oppenheimer Capital     2010 10,299,970  7.76 - 10.44    88,337,908          0.48      0.75 - 2.35      6.86 - 8.57
  Appreciation Sub-Account   2009 11,409,698   7.26 - 9.65    90,688,069            --      0.75 - 2.35    40.37 - 42.64
                             2008 12,461,052   5.16 - 6.80    69,922,248          3.58      0.75 - 2.35 (47.19) - (46.54)
                             2007 14,330,363  9.77 - 12.72   150,767,163          0.02      0.75 - 2.35    11.66 - 12.87
                             2006 16,846,338  8.75 - 11.27   157,998,000          0.14      0.75 - 2.35      5.29 - 6.32
MIST PIMCO Inflation         2010  7,113,170 12.81 - 14.48    97,212,565          2.31      0.75 - 2.35      5.26 - 6.96
  Protected Bond Sub-Account 2009  6,189,735 12.17 - 13.54    79,015,035          3.36      0.75 - 2.35     9.41 - 16.53
                             2008  5,260,106 10.55 - 11.20    57,561,334          3.71      1.30 - 2.35   (9.05) - (8.12)
                             2007  5,615,838 11.60 - 12.19    67,120,476          2.22      1.30 - 2.35      8.21 - 9.43
                             2006  6,898,465 10.72 - 11.14    75,680,793          3.76      1.30 - 2.35   (1.92) - (0.98)
MIST Legg Mason ClearBridge  2010  8,476,052  6.97 - 10.56    65,664,571          0.01      1.30 - 2.35    20.92 - 22.32
  Aggressive Growth          2009  9,606,073   5.76 - 8.63    61,074,016          0.02      1.30 - 2.35    29.87 - 31.60
  Sub-Account                2008 10,488,614   4.43 - 6.56    50,957,029            --      1.30 - 2.35 (40.46) - (39.82)
                             2007 11,946,041  7.44 - 10.90    96,830,082          0.04      1.30 - 2.35      0.00 - 1.21
                             2006 14,937,113  7.44 - 10.77   120,777,818            --      1.30 - 2.35   (3.88) - (2.97)
MIST PIMCO Total Return      2010 30,861,530 15.12 - 17.74   512,523,271          3.54      0.75 - 2.35      5.65 - 7.50
  Sub-Account                2009 29,925,971 14.30 - 16.50   463,386,876          6.88      0.75 - 2.35    15.29 - 17.39
                             2008 23,369,511 12.39 - 14.06   308,644,622          3.77      0.75 - 2.35   (1.82) - (0.21)
                             2007 23,393,059 12.62 - 14.09   311,315,471          3.31      0.75 - 2.35      5.17 - 6.99
                             2006 29,038,127 12.00 - 13.17   363,923,770          2.60      0.75 - 2.35      2.21 - 3.86

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST RCM Technology             2010  2,029,711       6.39 - 6.97  13,671,946            --      1.30 - 2.35    24.73 - 26.04
  Sub-Account                   2009  2,129,052       5.12 - 5.53  11,419,520            --      1.30 - 2.35    55.30 - 56.92
                                2008  2,054,635       3.29 - 3.53   7,051,064         13.86      1.30 - 2.35 (45.71) - (45.10)
                                2007  2,312,361       6.06 - 6.43  14,509,987            --      1.30 - 2.35    28.66 - 29.90
                                2006  2,488,804       4.71 - 4.95  12,074,014            --      1.30 - 2.35      2.84 - 3.99
MIST T. Rowe Price Mid Cap      2010  8,396,880      9.67 - 10.99  86,739,534            --      0.85 - 2.35    24.72 - 26.60
  Growth Sub-Account            2009  9,444,336       7.75 - 8.68  77,636,322            --      0.85 - 2.35    42.11 - 44.24
                                2008  9,296,506       5.45 - 6.02  53,358,584          0.01      0.85 - 2.35 (41.08) - (40.28)
                                2007 10,687,089      9.25 - 10.08 103,384,374          0.04      0.85 - 2.35    15.05 - 15.20
                                2006 14,560,047       8.04 - 8.75 121,744,187            --      0.75 - 2.35      3.74 - 5.42
MIST MFS Research               2010  9,354,056     13.39 - 21.53 146,069,481          1.75      0.75 - 2.35     8.83 - 10.71
  International Sub-Account     2009  9,683,890     12.29 - 19.45 138,034,495          3.20      0.75 - 2.35    28.50 - 30.81
                                2008 10,212,094      9.56 - 14.87 112,943,686          2.02      0.75 - 2.35 (43.63) - (42.74)
                                2007 11,927,065     16.96 - 25.97 232,428,220          1.34      0.75 - 2.35    10.78 - 12.62
                                2006 14,756,259     15.31 - 23.06 257,648,316          1.76      0.75 - 2.35    23.77 - 25.87
MIST Invesco Small Cap          2010  3,675,683      9.19 - 16.03  55,371,461            --      1.30 - 2.35    23.26 - 24.72
  Growth Sub-Account            2009  4,320,755      7.37 - 12.87  52,644,910            --      1.30 - 2.35    30.70 - 32.33
                                2008  4,467,675       5.57 - 9.74  41,224,858            --      1.30 - 2.35 (39.54) - (39.46)
                                2007  5,114,915      9.20 - 16.11  78,214,603            --      1.30 - 2.35      9.67 - 9.92
                                2006  6,646,145      8.37 - 14.69  92,807,939            --      1.30 - 2.35    12.35 - 12.65
MIST Lazard Mid Cap             2010  3,272,897     14.41 - 16.77  50,499,503          0.95      0.75 - 2.35    20.00 - 22.22
  Sub-Account                   2009  3,546,544     12.00 - 13.72  45,027,303          1.26      0.75 - 2.35    33.58 - 35.98
                                2008  3,701,818      8.97 - 10.09  34,752,509          1.14      0.75 - 2.35 (39.68) - (38.66)
                                2007  4,161,801     14.87 - 16.45  64,124,977          0.21      0.75 - 2.35    (4.92) - 0.24
                                2006  2,219,047     15.64 - 16.41  35,741,271          0.31      1.30 - 2.35    12.11 - 13.17
MIST Harris Oakmark             2010  3,663,046     18.45 - 20.10  71,132,973          1.96      1.30 - 2.35    13.71 - 14.91
  International Sub-Account     2009  4,066,421     16.20 - 17.50  69,004,535          8.00      1.30 - 2.35    51.46 - 53.06
                                2008  4,450,252     10.69 - 11.43  49,536,167          1.65      1.30 - 2.35 (42.18) - (41.65)
                                2007  5,352,399     18.49 - 19.59 102,515,741          0.82      1.30 - 2.35   (3.35) - (2.39)
                                2006  6,343,787     19.13 - 20.07 125,023,502          2.59      1.30 - 2.35    26.02 - 27.19
MIST Third Avenue Small Cap     2010  3,834,160     16.49 - 19.90  66,822,076          1.22      1.30 - 2.35    17.11 - 18.47
  Value Sub-Account             2009  3,942,016     14.06 - 16.80  58,216,200          1.17      1.30 - 2.35    23.51 - 25.05
                                2008  4,169,845     11.38 - 13.43  49,514,631          0.77      1.30 - 2.35 (31.36) - (30.67)
                                2007  4,918,512     16.58 - 19.37  84,610,267          1.01      1.30 - 2.35   (5.20) - (4.16)
                                2006  6,053,586     17.49 - 20.21 109,111,602          0.45      1.30 - 2.35    10.63 - 11.78
MIST Clarion Global Real Estate 2010  2,647,883     13.39 - 21.05  38,697,331          8.38      0.75 - 2.35    13.41 - 15.23
  Sub-Account                   2009  2,963,807     11.80 - 18.36  37,898,569          3.27      0.75 - 2.35    31.61 - 33.73
                                2008  3,017,825      8.97 - 13.78  29,173,555          1.77      0.75 - 2.35 (43.01) - (42.37)
                                2007  3,287,188     15.74 - 23.91  55,513,786          0.92      1.30 - 2.35 (17.03) - (15.99)
                                2006  4,407,334     18.97 - 28.46  89,357,488          1.10      0.75 - 2.35    34.44 - 35.98
MIST Turner Mid Cap Growth      2010    843,568     13.61 - 14.60  12,006,155            --      1.30 - 2.35    24.21 - 25.51
  Sub-Account                   2009  1,004,871     10.96 - 11.63  11,434,181            --      1.30 - 2.35    43.76 - 45.27
                                2008  1,062,658       7.62 - 8.01   8,353,014            --      1.30 - 2.35 (49.50) - (48.95)
                                2007  1,063,472     15.09 - 15.69  16,438,209            --      1.30 - 2.35    20.79 - 21.20
                                2006  1,083,958     12.45 - 12.99  13,724,618            --      0.75 - 2.35      3.66 - 5.44

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- --------------------------------------------------
                                                 UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                  LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ------------- ------------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap   2010   1,280,385 14.57 - 15.63    19,465,973          1.02      1.30 - 2.35    21.35 - 22.63
  Value Sub-Account          2009   1,482,733 12.01 - 12.74    18,467,822          1.23      1.30 - 2.35    29.24 - 30.59
                             2008   1,740,044   9.29 - 9.76    16,667,850          0.79      1.30 - 2.35 (37.57) - (36.91)
                             2007   2,337,423 14.88 - 15.47    35,621,417          0.50      1.30 - 2.35      0.32 - 0.68
                             2006   2,736,800 14.78 - 15.42    41,159,309            --      0.75 - 2.35    13.00 - 14.99
MIST MetLife Defensive       2010  31,892,038 11.40 - 12.58   383,256,299          3.15      0.75 - 2.35     8.32 - 10.07
  Strategy Sub-Account       2009  28,585,107 10.52 - 11.43   313,812,189          2.86      0.75 - 2.35    20.05 - 22.00
                             2008  20,521,525   8.77 - 9.37   185,501,306          1.37      0.75 - 2.35 (22.46) - (21.26)
                             2007  13,466,221 11.31 - 11.90   155,633,594          1.80      0.75 - 2.35      3.48 - 5.12
                             2006   8,987,324 10.93 - 11.32    99,545,376          0.01      0.75 - 2.35      6.12 - 8.53
MIST MetLife Moderate        2010  69,016,105 11.46 - 12.65   840,358,813          2.53      0.75 - 2.35     9.79 - 11.55
  Strategy Sub-Account       2009  61,993,623 10.44 - 11.34   677,808,153          3.26      0.75 - 2.35    23.16 - 25.14
                             2008  48,839,803   8.48 - 9.06   427,462,530          1.76      0.75 - 2.35 (28.07) - (26.99)
                             2007  42,566,117 11.79 - 12.41   513,086,976          1.92      0.75 - 2.35      3.69 - 5.44
                             2006  30,633,764 11.37 - 11.77   352,997,887          0.01      0.75 - 2.35     7.67 - 10.10
MIST MetLife Balanced        2010 193,332,452 10.27 - 12.42 2,318,147,547          2.08      0.75 - 2.35    10.96 - 12.74
  Strategy Sub-Account       2009 174,627,957  9.17 - 11.02 1,859,813,329            --      0.75 - 2.35    25.35 - 27.39
                             2008 147,575,188   7.24 - 8.65 1,235,764,079          4.74      0.75 - 2.35 (40.51) - (32.42)
                             2007 108,579,992 12.17 - 12.80 1,351,960,548          1.63      0.75 - 2.35      2.44 - 4.07
                             2006  84,474,973 11.88 - 12.30 1,017,603,786          0.01      0.75 - 2.35     9.39 - 11.92
MIST MetLife Growth Strategy 2010 137,947,035  9.92 - 12.30 1,619,862,396          1.72      0.75 - 2.35    12.81 - 14.62
  Sub-Account                2009 146,128,352  8.71 - 10.73 1,507,800,031            --      0.75 - 2.35    27.08 - 29.13
                             2008 144,681,997   6.79 - 8.31 1,162,467,001          3.45      0.75 - 2.35 (46.99) - (38.31)
                             2007 113,819,021 12.81 - 13.47 1,490,758,177          1.14      0.75 - 2.35      2.23 - 3.86
                             2006  86,235,904 12.53 - 12.97 1,095,379,617          0.01      0.75 - 2.35    10.98 - 13.47
MIST MetLife Aggressive      2010  17,260,094  9.78 - 12.08   198,100,052          1.21      0.75 - 2.35    13.80 - 15.63
  Strategy Sub-Account       2009  18,139,859  8.52 - 10.45   181,304,081            --      0.75 - 2.35    29.56 - 31.65
                             2008  20,155,167   6.51 - 7.93   154,286,175          3.21      0.75 - 2.35 (49.30) - (41.30)
                             2007  10,317,659 12.84 - 13.51   135,143,577          1.32      0.75 - 2.35      0.47 - 2.12
                             2006  12,901,646 12.78 - 13.23   167,065,230          0.01      0.75 - 2.35    11.03 - 13.56
MIST Van Kampen Comstock     2010   9,660,454  9.76 - 10.68   101,320,183          1.50      0.75 - 2.35    12.19 - 14.00
  Sub-Account                2009   9,148,538   8.70 - 9.37    84,373,555          2.32      0.75 - 2.35    23.63 - 25.61
                             2008   7,709,294   7.03 - 7.46    56,710,624          1.74      0.75 - 2.35 (37.46) - (36.40)
                             2007   7,546,887 11.24 - 11.73    87,557,507          1.33      0.75 - 2.35   (4.75) - (3.22)
                             2006   7,304,906 11.80 - 12.12    87,866,679            --      0.75 - 2.35    13.35 - 15.21
MIST SSgA Growth ETF         2010   4,136,142 10.88 - 11.65    46,397,024          1.51      0.75 - 2.05    11.84 - 13.30
  Sub-Account                2009   3,535,741  9.77 - 10.28    35,260,685          1.73      0.75 - 1.95    26.60 - 28.99
                             2008   2,631,694   7.73 - 7.88    20,650,547          1.49      1.30 - 1.90 (34.27) - (33.89)
                             2007   3,155,142 11.76 - 11.92    37,480,218            --      1.30 - 1.90      3.70 - 4.29
                             2006   2,600,162 11.34 - 11.43    29,676,214          1.54      1.30 - 1.90    11.61 - 12.39
MIST SSgA Growth and         2010  10,621,952 11.20 - 12.09   124,729,784          1.27      0.75 - 2.20     9.80 - 11.40
  Income ETF Sub-Account     2009   7,874,421 10.20 - 10.85    83,204,629          1.93      0.75 - 2.20    22.17 - 24.32
                             2008   5,706,322   8.39 - 8.60    48,880,309          1.81      1.30 - 2.05 (26.85) - (26.05)
                             2007   5,057,639 11.47 - 11.63    58,631,882            --      1.30 - 1.90      3.43 - 4.12
                             2006   2,418,949 11.09 - 11.17    26,990,296          2.21      1.30 - 1.90     9.58 - 10.27

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity  2010  3,292,986       6.36 - 6.87  21,870,144          2.06      0.85 - 2.35      4.85 - 6.43
  Sub-Account                 2009  3,602,247       6.06 - 6.46  22,626,264          1.58      0.85 - 2.35    34.76 - 36.82
                              2008  3,449,785       4.50 - 4.72  15,945,504          0.02      0.85 - 2.35 (55.67) - (55.00)
                              2007  3,093,759     10.15 - 10.49  31,983,344            --      0.85 - 2.35   (8.14) - (6.76)
                              2006  4,035,072     11.05 - 11.25  45,010,865            --      0.75 - 2.35      4.15 - 5.83
MIST Pioneer Fund             2010  6,459,343     10.77 - 21.10 100,019,549          0.90      0.75 - 2.20    13.41 - 15.35
  Sub-Account                 2009  7,155,477      9.40 - 18.29  95,301,242          0.10      0.75 - 2.05    21.55 - 27.31
  (Commenced 5/1/2006)        2008    103,010     12.72 - 14.88   1,497,978          0.75      0.75 - 1.80 (34.06) - (33.33)
                              2007     32,107     19.29 - 22.32     693,986          0.77      0.75 - 1.80      4.20 - 4.50
                              2006     18,039     18.46 - 21.42     374,110            --      0.75 - 1.90    13.75 - 15.06
MIST Pioneer Strategic Income 2010    420,179     12.19 - 28.18   9,868,843          4.43      0.75 - 2.15     4.78 - 11.34
  Sub-Account                 2009    243,858     21.60 - 25.31   5,986,626          4.86      0.75 - 1.90    30.59 - 32.09
  (Commenced 5/1/2006)        2008    167,799     16.54 - 19.16   3,108,979          6.24      0.75 - 1.90 (13.58) - (11.42)
                              2007     83,140     19.14 - 21.63   1,731,210          0.61      0.75 - 1.80      5.87 - 6.04
                              2006     19,432     18.05 - 20.43     384,108         11.76      0.75 - 1.90      4.31 - 5.51
MIST MFS Emerging Markets     2010  5,557,697     12.03 - 22.40  71,913,866          1.00      0.75 - 2.35    20.79 - 22.72
  Equity Sub-Account          2009  5,035,625      9.96 - 18.32  53,586,138          1.59      0.75 - 2.35    65.01 - 67.70
  (Commenced 5/1/2006)        2008  3,919,168      6.03 - 10.98  25,433,250          0.65      0.75 - 2.35 (56.59) - (22.35)
                              2007    540,737     13.89 - 14.14   7,597,011          0.08      1.30 - 2.35    33.43 - 34.80
                              2006  1,181,075     10.41 - 10.49  12,331,170          2.44      1.30 - 2.35      4.22 - 5.02
MIST Loomis Sayles Global     2010  1,177,416     12.48 - 13.10  15,232,698          3.24      1.30 - 2.35    19.18 - 20.43
  Markets Sub-Account         2009    899,578     10.47 - 10.88   9,662,261          2.06      1.30 - 2.35    37.54 - 39.00
  (Commenced 5/1/2006)        2008    825,508       7.61 - 7.83   6,398,758          4.84      1.30 - 2.35 (40.69) - (40.05)
                              2007  1,117,036     12.83 - 13.06  14,427,765            --      1.30 - 2.35    24.93 - 26.18
                              2006     49,825     10.27 - 10.35     513,863          1.50      1.30 - 2.35      2.82 - 3.61
MIST Rainier Large Cap Equity 2010  1,565,166       7.72 - 7.95  12,401,428          0.39      1.30 - 2.20    12.87 - 13.90
  Sub-Account                 2009    723,558       6.82 - 6.98   5,008,659          0.90      1.30 - 2.35    20.41 - 21.65
  (Commenced 11/12/2007)      2008    786,871       5.67 - 5.74   4,494,341            --      1.30 - 2.35 (43.13) - (42.48)
                              2007    115,191       9.97 - 9.98   1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
MIST American Funds Growth    2010  3,139,868       9.00 - 9.23  28,767,917          0.24      1.30 - 2.25    15.69 - 16.79
  Sub-Account                 2009  3,506,399       7.78 - 7.90  27,597,870            --      1.30 - 2.25    35.80 - 37.09
  (Commenced 4/28/2008)       2008  1,497,798       5.73 - 5.76   8,616,099          6.86      1.30 - 2.15 (42.63) - (42.33)
MIST American Funds Balanced  2010 23,898,755       9.67 - 9.92 235,131,655          1.15      1.30 - 2.25     9.67 - 10.72
  Allocation Sub-Account      2009 22,597,437       8.81 - 8.96 201,424,344            --      1.30 - 2.25    26.44 - 27.65
  (Commenced 4/28/2008)       2008 11,983,365       6.97 - 7.02  83,902,184          6.73      1.30 - 2.20 (30.35) - (29.86)
MIST American Funds Bond      2010  1,767,528     10.12 - 10.38  18,209,023          1.91      1.30 - 2.25      3.74 - 4.73
  Sub-Account                 2009  1,763,742       9.76 - 9.92  17,394,037            --      1.30 - 2.25     9.63 - 10.67
  (Commenced 4/28/2008)       2008    592,698       8.90 - 8.96   5,299,000          9.75      1.30 - 2.20 (11.33) - (10.74)
MIST American Funds Growth    2010 24,332,553       9.17 - 9.43 227,823,049          0.88      1.30 - 2.35    10.86 - 12.02
  Allocation Sub-Account      2009 23,471,136       8.29 - 8.42 196,705,615            --      1.30 - 2.20    31.11 - 32.31
  (Commenced 4/28/2008)       2008 14,440,596       6.32 - 6.36  91,710,588          7.03      1.30 - 2.20 (36.78) - (36.39)
MIST American Funds           2010  1,931,131       8.75 - 9.00  17,238,298          0.83      1.30 - 2.35      4.42 - 5.51
  International Sub-Account   2009  1,794,269       8.40 - 8.53  15,224,548            --      1.30 - 2.20    39.44 - 40.72
  (Commenced 4/28/2008)       2008    935,627       6.02 - 6.06   5,658,082         11.67       1.30- 2.15 (40.33) - (39.93)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST American Funds Moderate  2010 13,667,445      9.92 - 10.16 137,833,796          1.57      1.30 - 2.20      7.52 - 8.50
  Allocation Sub-Account      2009 13,452,576       9.23 - 9.37 125,390,131            --      1.30 - 2.20    20.71 - 21.79
  (Commenced 4/28/2008)       2008  6,585,179       7.64 - 7.69  50,537,984          7.53      1.30 - 2.20 (23.73) - (23.24)
MIST BlackRock High Yield     2010    730,796     18.51 - 22.79  14,888,941          3.63      0.75 - 2.20    13.26 - 14.91
  Sub-Account                 2009    517,570     16.35 - 19.84   9,210,269          4.10      0.75 - 2.20    29.21 - 44.75
  (Commenced 4/28/2008)       2008     58,901     11.75 - 12.73     717,110            --      1.30 - 1.95 (25.48) - (25.16)
MIST Dreman Small Cap Value   2010    396,464     14.29 - 15.25   5,987,971          0.69      0.75 - 1.90    17.01 - 18.35
  Sub-Account                 2009    296,874     12.21 - 12.89   3,801,580          0.66      0.75 - 1.90    26.34 - 27.81
  (Commenced 4/28/2008)       2008     79,596      9.75 - 10.08     798,756            --      0.75 - 1.65 (26.01) - (24.31)
MIST Met/Templeton Growth     2010  1,376,347       9.00 - 9.28  12,725,815          1.07      0.75 - 1.90      5.63 - 6.85
  Sub-Account                 2009  1,004,927       8.52 - 8.69   8,707,599          0.02      0.75 - 1.90    30.12 - 31.63
  (Commenced 4/28/2008)       2008    355,286       6.56 - 6.60   2,341,967          1.00      0.75 - 1.65 (34.39) - (33.99)
MIST Met/Franklin Mutual      2010 10,810,938       8.70 - 9.06  97,287,113            --      0.75 - 2.25     8.55 - 10.18
  Shares Sub-Account          2009  7,563,677       8.01 - 8.22  61,898,072            --      0.75 - 2.25    22.10 - 23.95
  (Commenced 4/28/2008)       2008  1,891,505       6.57 - 6.63  12,517,180          6.17      0.75 - 2.05 (34.29) - (33.69)
MIST Met/Franklin Templeton   2010 17,030,051       9.47 - 9.85 166,052,572            --      0.75 - 2.20      7.66 - 9.22
  Founding Strategy           2009 15,445,257       8.80 - 9.02 138,383,715            --      0.75 - 2.20    25.75 - 27.60
  Sub-Account                 2008  7,133,612       6.99 - 7.07  50,236,249          3.69      0.75 - 2.20 (30.08) - (29.29)
  (Commenced 4/28/2008)
MIST Met/Templeton            2010    169,000     12.12 - 12.33   2,069,263          0.37      0.75 - 1.80     4.20 - 12.08
  International Bond          2009     18,597     10.88 - 10.90     202,561            --      1.30 - 1.60      8.80 - 9.00
  Sub-Account
  (Commenced 5/4/2009)
MIST BlackRock Large Cap      2010    264,061      8.81 - 10.21   2,642,554          0.86      0.75 - 1.90    10.25 - 11.53
  Core Sub-Account            2009     85,136       7.99 - 9.15     768,673            --      0.75 - 1.90    22.54 - 23.49
  (Commenced 5/4/2009)
MIST Janus Forty              2010      2,977   128.95 - 160.04     438,631            --      1.30 - 2.05      3.41 - 3.94
  Sub-Account
  (Commenced 5/3/2010)
MIST Met/Eaton Vance Floating 2010     80,368     10.17 - 10.23     819,953            --      1.30 - 2.15      1.71 - 2.30
  Rate Sub-Account
  (Commenced 5/3/2010)
Russell Multi-Style Equity    2010    915,101     12.49 - 12.53  11,428,855          0.92             1.40    14.83 - 14.85
  Sub-Account                 2009  1,105,777     10.87 - 10.91  12,025,654          1.37             1.40    29.57 - 29.58
                              2008  1,237,353       8.39 - 8.42  10,385,186          1.44             1.40 (41.41) - (41.41)
                              2007  1,428,724     14.32 - 14.37  20,462,457          1.02             1.40      8.81 - 8.86
                              2006  2,005,339     13.16 - 13.20  26,394,335          0.99             1.40    11.11 - 11.24
Russell Aggressive Equity     2010    184,010     13.85 - 13.89   2,549,525          0.46             1.40    23.14 - 23.15
  Sub-Account                 2009    224,440     11.25 - 11.28   2,525,303          0.53             1.40    29.56 - 29.58
                              2008    252,148       8.68 - 8.71   2,189,608          0.83             1.40 (43.75) - (43.70)
                              2007    287,672     15.43 - 15.47   4,438,500          0.36             1.40      1.98 - 1.98
                              2006    379,186     15.13 - 15.17   5,737,442          0.17             1.40    13.21 - 13.25

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------------- ----------- ------------- ---------------- -------------------
Russell Non-U.S.                  2010    356,011     14.66 - 14.72   5,221,620          0.98             1.40             9.88
  Sub-Account                     2009    428,978     13.35 - 13.40   5,726,361          2.86             1.40    24.73 - 24.77
                                  2008    476,105     10.70 - 10.74   5,095,400            --             1.40 (43.21) - (43.20)
                                  2007    539,542     18.84 - 18.91  10,169,916          2.38             1.40      8.55 - 8.59
                                  2006    727,082     17.35 - 17.42  12,622,002          2.18             1.40    21.90 - 21.93
Russell Core Bond                 2010    649,949     17.72 - 17.79  11,522,547          3.81             1.40      8.49 - 8.50
  Sub-Account                     2009    741,772     16.34 - 16.40  12,121,192          4.69             1.40    14.20 - 14.27
                                  2008    857,970     14.30 - 14.36  12,276,054          3.93             1.40   (4.92) - (4.90)
                                  2007  1,038,251     15.04 - 15.10  15,623,585          5.14             1.40      5.69 - 5.74
                                  2006  1,179,996     14.23 - 14.28  16,792,724          4.39             1.40      2.29 - 2.30
Russell Real Estate Securities    2010     48,366     27.48 - 27.51   1,329,209          2.17             1.40    21.21 - 21.22
  Sub-Account                     2009     62,444     22.67 - 22.69   1,415,749          4.69             1.40            27.15
                                  2008     71,152     17.83 - 17.85   1,268,735          1.91             1.40 (37.64) - (37.57)
                                  2007     79,175     28.56 - 28.59   2,261,419          2.21             1.40 (17.03) - (17.02)
                                  2006    100,713     34.42 - 34.46   3,467,172          1.87             1.40    33.93 - 33.98
Invesco V.I. International Growth 2010    414,083     11.79 - 26.20   7,768,778          1.97      0.85 - 1.90    10.49 - 11.91
  Sub-Account                     2009    461,755     10.54 - 23.57   7,800,513          1.43      0.85 - 1.90    32.37 - 34.11
                                  2008    522,812      7.86 - 17.70   6,611,909          0.45      0.85 - 1.90 (41.29) - (40.86)
                                  2007    698,903     13.29 - 30.15  14,979,874          0.39      0.85 - 1.90    12.92 - 13.69
                                  2006    924,763     11.69 - 26.70  17,825,201          1.04      0.85 - 1.90    26.24 - 27.20
DWS Government & Agency           2010     52,265     16.29 - 16.94     880,629          4.83      1.40 - 1.80      4.71 - 5.13
  Securities Sub-Account          2009     57,534     15.56 - 16.11     922,516          4.59      1.40 - 1.80      6.16 - 6.58
                                  2008     65,564     14.65 - 15.11     986,993          4.67      1.40 - 1.80      3.02 - 3.42
                                  2007     84,293     14.22 - 14.61   1,227,432          5.26      1.40 - 1.80      4.02 - 4.51
                                  2006    111,952     13.67 - 13.98   1,561,287          3.75      1.40 - 1.80      2.32 - 2.72
MSF Davis Venture Value           2010 16,224,420     11.87 - 37.21 239,139,043          0.90      0.75 - 2.35     9.22 - 10.98
  Sub-Account                     2009 17,270,503     10.86 - 33.53 226,832,922          1.38      0.75 - 2.35    28.77 - 30.84
                                  2008 17,609,616      8.43 - 25.63 172,632,119          1.20      0.75 - 2.35 (40.76) - (39.91)
                                  2007 19,481,732     14.23 - 42.65 313,091,114          0.67      0.75 - 2.35      2.08 - 3.65
                                  2006 23,919,186     13.94 - 41.15 367,231,829          0.71      0.75 - 2.35    11.88 - 13.55
MSF Met/Artisan Mid Cap Value     2010  3,104,102     12.80 - 13.98  41,776,284          0.59      1.30 - 2.35    12.09 - 13.28
  Sub-Account                     2009  3,600,989     11.41 - 12.34  42,984,311          0.83      1.30 - 2.35    37.92 - 39.37
                                  2008  3,947,813       8.27 - 8.85  33,953,721          0.04      1.30 - 2.35 (47.29) - (46.85)
                                  2007  4,602,845     15.69 - 16.65  74,782,741          0.34      1.30 - 2.35   (9.20) - (8.31)
                                  2006  5,520,748     17.28 - 18.16  98,208,152          0.09      1.30 - 2.35     9.71 - 10.73
MSF Jennison Growth               2010  4,903,257      5.16 - 14.69  56,877,740          0.41      0.75 - 2.35     8.74 - 10.49
  Sub-Account                     2009  5,323,714      4.70 - 13.31  56,317,673            --      0.75 - 2.35    36.32 - 38.52
                                  2008  5,593,496       3.41 - 9.62  42,901,376          2.21      0.75 - 2.35 (37.43) - (37.04)
                                  2007  6,410,062      5.45 - 15.28  78,433,753          0.19      0.75 - 2.35     9.88 - 10.40
                                  2006  8,294,949      4.96 - 13.84  93,131,658            --      0.75 - 2.35      1.22 - 1.69
MSF MFS Total Return              2010  3,364,172     12.34 - 51.83 100,678,402          2.81      0.75 - 1.90      7.73 - 8.98
  Sub-Account                     2009  3,547,041     11.44 - 47.56  91,620,811          3.89      0.75 - 1.90    16.08 - 17.42
                                  2008  3,343,530      9.85 - 40.51  67,457,508          3.39      0.75 - 1.90 (23.70) - (22.93)
                                  2007  3,681,888     12.91 - 52.56  93,367,022          1.94      0.75 - 1.90      2.22 - 3.34
                                  2006  3,830,369     12.63 - 50.86  90,669,236          3.25      0.75 - 1.90     9.92 - 11.10

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Artio International Stock  2010    457,537      9.00 - 15.39   6,585,095          1.39      0.85 - 1.90      4.85 - 5.96
  Sub-Account                  2009    483,148      8.51 - 14.52   6,592,339          0.39      0.85 - 1.90    19.59 - 20.86
                               2008    458,361      7.07 - 12.02   5,203,943          2.82      0.85 - 1.90 (44.89) - (44.68)
                               2007    481,397     12.83 - 21.73   9,945,485          0.83      0.85 - 1.80      8.82 - 9.14
                               2006    710,859     11.79 - 19.91  13,558,225          1.26      0.75 - 1.90    14.91 - 15.22
MSF BlackRock Money Market     2010 12,146,399      9.77 - 11.28 126,563,583            --      0.75 - 2.35   (2.32) - (0.75)
  Sub-Account                  2009 16,896,220      9.99 - 11.37 178,892,462          0.29      0.75 - 2.35   (2.07) - (0.43)
                               2008 22,607,243      10.19 -11.42 242,294,762          2.49      0.75 - 2.35      0.30 - 1.78
                               2007 11,746,997     10.16 - 11.22 124,576,999          4.74      0.75 - 2.35      2.52 - 4.08
                               2006 10,461,935      9.91 - 10.78 107,373,342          4.57      0.75 - 2.35      2.16 - 3.75
MSF MetLife Stock Index        2010  2,900,545      9.03 - 12.02  33,773,010          1.59      1.30 - 2.20    12.01 - 13.27
  Sub-Account                  2009  3,098,322      7.97 - 10.64  32,030,625          2.43      1.30 - 2.20    23.18 - 24.54
                               2008  3,163,371       6.40 - 8.56  26,361,067          1.69      1.30 - 2.25 (38.06) - (37.92)
                               2007  3,427,382     10.31 - 13.82  46,246,210          0.87      1.30 - 2.25      3.60 - 3.83
                               2006  3,781,356      9.93 - 13.34  49,359,393          1.74      1.30 - 2.35    13.73 - 13.88
MSF BlackRock Bond Income      2010  1,330,597     46.11 - 63.17  78,335,454          3.57      0.75 - 1.90      6.04 - 7.26
  Sub-Account                  2009  1,093,871     43.49 - 58.89  59,758,262          6.04      0.75 - 1.90      7.13 - 8.37
                               2008    712,480     40.59 - 54.34  35,026,887          4.80      0.75 - 1.90   (5.49) - (4.38)
                               2007    614,622     42.95 - 56.83  31,050,459          2.88      0.75 - 1.90      4.02 - 5.22
                               2006    839,752     41.29 - 54.01  39,423,395          5.12      0.75 - 1.90      2.18 - 3.35
MSF Neuberger Berman Genesis   2010    118,405     15.50 - 16.51   1,918,839          0.31      1.30 - 1.90    19.06 - 19.78
  Sub-Account                  2009    122,821     13.02 - 13.78   1,665,321          0.81      1.30 - 1.90    10.71 - 11.37
                               2008    143,291     11.76 - 12.38   1,744,619          0.22      1.30 - 1.90 (39.72) - (39.34)
                               2007    136,088     19.51 - 20.41   2,740,652          0.06      1.30 - 1.90   (8.27) - (5.52)
                               2006    165,231      20.65 -22.25   3,507,765          0.08      0.75 - 1.90    14.28 - 15.58
MSF Loomis Sayles Small Cap    2010  1,509,481     10.21 - 11.41  16,497,569            --      0.75 - 1.90    28.88 - 30.36
  Growth Sub-Account           2009  1,686,737       7.92 - 8.75  14,181,458            --      0.75 - 1.90    27.23 - 28.71
                               2008  1,480,050       6.22 - 6.80   9,662,816            --      0.75 - 1.90 (42.46) - (41.73)
                               2007  1,285,945     10.81 - 11.67  14,387,433            --      0.75 - 1.90      2.37 - 5.99
                               2006  2,102,402     10.56 - 11.01  22,759,672            --      1.30 - 1.90      7.65 - 8.47
MSF Western Asset Management   2010    224,535     23.90 - 26.48   5,716,276          5.97      1.30 - 1.80    10.45 - 11.16
  Strategic Bond Opportunities 2009    257,500     21.64 - 23.82   5,903,288          6.65      1.30 - 1.80    29.54 - 30.39
  Sub-Account                  2008    264,015     16.47 - 18.27   4,656,112          4.14      1.30 - 1.90 (16.82) - (16.19)
                               2007    310,095     19.80 - 21.80   6,528,029          2.47      1.30 - 1.90    (2.59) - 1.75
                               2006    338,883     19.46 - 22.38   6,982,324          4.83      0.75 - 1.90      2.85 - 4.04
MSF Western Asset Management   2010    770,956     15.27 - 17.66  12,855,065          2.42      1.30 - 2.20      3.20 - 4.13
  U.S. Government              2009    808,057     14.80 - 16.96  12,961,674          4.31      1.30 - 2.20      1.82 - 2.73
  Sub-Account                  2008    539,471     14.53 - 16.51   8,423,627          3.14      1.30 - 2.20   (3.33) - (1.78)
                               2007    206,296     15.03 - 16.81   3,282,714          1.74      1.30 - 2.15    (2.83) - 4.30
                               2006     79,186     14.41 - 17.30   1,216,697          1.13      0.85 - 2.35      1.48 - 3.04
MSF T. Rowe Price Small Cap    2010    606,868     16.92 - 20.11  11,089,062            --      0.85 - 1.90    32.14 - 33.76
  Growth Sub-Account           2009    642,589     12.81 - 15.04   8,843,239          0.18      0.85 - 1.90    36.02 - 37.79
                               2008    702,633      9.41 - 10.91   7,075,202            --      0.85 - 1.90 (37.56) - (36.75)
                               2007    787,100     15.07 - 17.25  12,612,119            --      0.85 - 1.90     8.97 - 55.84
                               2006    970,926      9.67 - 15.83  13,619,035            --      0.75 - 1.90      2.99 - 3.42

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap    2010 3,645,167     12.97 - 15.50  51,472,039          0.11      0.85 - 1.90    14.55 - 16.06
  Growth Sub-Account           2009 4,174,670     11.60 - 13.35  51,232,142          0.39      0.85 - 1.90    40.34 - 42.23
                               2008 4,614,190       8.27 - 9.39  40,130,482          0.35      0.85 - 1.90 (43.08) - (42.36)
                               2007 5,178,163     14.53 - 16.29  78,721,827          0.24      0.85 - 1.90      7.15 - 8.46
                               2006 8,833,877     13.56 - 15.02 124,580,505          0.20      0.75 - 1.90  (72.89) - 15.31
MSF Oppenheimer Global         2010 1,132,139     17.43 - 20.44  22,327,452          1.31      0.75 - 1.90    13.75 - 15.06
  Equity Sub-Account           2009 1,009,176     15.33 - 17.77  17,331,575          2.19      0.75 - 1.90    37.17 - 38.75
                               2008   955,438     11.17 - 12.80  11,822,022          1.87      0.75 - 1.90 (41.70) - (41.01)
                               2007   995,160     19.16 - 21.70  20,903,698          0.87      0.75 - 1.90      4.24 - 5.44
                               2006   921,548     18.38 - 20.58  18,419,227          2.03      0.75 - 1.90    14.16 - 15.49
MSF MFS Value                  2010 1,862,563     13.65 - 15.76  28,735,680          1.03      0.75 - 1.90     4.35 - 10.35
  Sub-Account                  2009   962,018     12.52 - 14.28  13,534,623            --      0.75 - 1.90    18.31 - 19.68
  (Commenced 4/28/2008)        2008   194,021     10.69 - 11.93   2,284,892            --      0.75 - 1.80 (30.45) - (29.95)
MSF Met/Dimensional            2010   128,511     16.95 - 17.49   2,210,341          1.32      0.75 - 2.20    19.74 - 21.67
  International Small Company  2009    83,514     14.14 - 14.37   1,187,763            --      0.75 - 2.15    39.51 - 40.87
  Sub-Account                  2008     3,592     10.13 - 10.14      36,397            --      1.30 - 1.80      0.43 - 0.50
  (Commenced 11/10/2008)
MSF Barclays Capital Aggregate 2010   133,054     14.11 - 15.74   1,975,112          3.58      1.30 - 2.20      3.35 - 4.29
  Bond Index Sub-Account       2009   100,819     13.65 - 15.09   1,430,073            --      1.30 - 2.20      2.24 - 2.86
  (Commenced 5/4/2009)
MSF Van Eck Global Natural     2010   117,778     18.63 - 19.08   2,219,740          0.27      0.75 - 1.85    17.26 - 27.36
  Resources Sub-Account        2009    26,708     14.71 - 14.80     394,811            --      1.30 - 1.85    35.32 - 35.82
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock      2010    59,087     15.77 - 17.33     972,206          0.67      1.30 - 2.20    23.19 - 24.29
  Index Sub-Account            2009    39,029     12.80 - 13.94     521,712            --      1.30 - 2.20    28.37 - 29.16
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE        2010    52,435     11.54 - 12.79     639,986          2.29      1.30 - 2.15      5.47 - 6.38
  Index Sub-Account            2009    40,712     10.94 - 12.03     467,108            --      1.30 - 2.15    34.49 - 35.25
  (Commenced 5/4/2009)
MSF Russell 2000 Index         2010    53,368     16.04 - 17.79     896,513          0.55      1.30 - 2.15    23.85 - 24.91
  Sub-Account                  2009    35,011     12.95 - 13.77     470,933            --      1.60 - 2.15    25.90 - 26.37
  (Commenced 5/4/2009)
MSF BlackRock Legacy Large     2010 3,626,675      1.34 - 36.53  10,802,846          0.23      0.75 - 1.80    17.68 - 18.93
  Cap Growth Sub-Account       2009 4,337,851      1.14 - 30.72   9,259,728            --      0.75 - 1.80    29.20 - 30.09
  (Commenced 5/4/2009)
Putnam VT Multi-Cap Growth     2010   187,842     12.47 - 15.89   2,493,260            --      1.30 - 1.90    15.42 - 15.69
  Sub-Account
  (Commenced 9/27/2010)
Putnam VT Equity Income        2010 1,782,492     15.00 - 16.38  28,653,373          1.96      0.75 - 1.90    10.49 - 11.77
  Sub-Account                  2009 2,012,929     13.58 - 14.66  29,027,593          1.12      0.75 - 1.90    25.06 - 26.49
                               2008 2,461,774     10.86 - 11.59  28,131,216          1.97      0.75 - 1.90 (32.42) - (31.66)
                               2007 2,881,290     16.07 - 16.96  48,287,206          1.30      0.75 - 1.90      1.26 - 2.42
                               2006 2,675,206     15.87 - 16.56  43,870,910          1.07      0.75 - 1.90    16.61 - 17.95

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Growth      2010   762,407     13.31 - 17.12  11,825,734          1.38      0.75 - 1.90      5.38 - 6.83
  Securities Sub-Account     2009   867,706     12.46 - 16.11  12,652,485          3.20      0.75 - 1.90    28.64 - 30.23
                             2008   987,740      9.57 - 12.44  11,101,988          1.85      0.75 - 1.90 (42.94) - (42.63)
                             2007   999,429     16.68 - 21.80  19,723,717          1.32      0.75 - 1.90      1.11 - 1.71
                             2006   597,433     16.40 - 21.56  11,688,019          1.12      0.75 - 1.90    20.51 - 21.12
FTVIPT Templeton Foreign     2010 2,172,428     13.20 - 33.35  33,779,312          1.93      0.85 - 1.90      6.37 - 7.76
  Securities Sub-Account     2009 2,349,812     12.40 - 31.17  34,089,823          3.41      0.85 - 1.90    34.47 - 36.18
                             2008 2,562,516      9.21 - 23.04  27,442,793          2.43      0.85 - 1.90 (41.45) - (41.15)
                             2007 3,066,952     15.73 - 39.15  55,359,465          1.92      0.85 - 1.90     5.13 - 13.99
                             2006 4,509,681     13.80 - 37.24  72,723,442          1.29      0.75 - 1.90    20.52 - 20.63
Fidelity VIP Growth          2010    11,887       9.18 - 9.23     109,119          0.17             1.40    22.01 - 22.02
  Opportunities Sub-Account  2009    19,375       7.52 - 7.56     145,775          0.45             1.40    43.83 - 43.84
                             2008    21,872       5.23 - 5.26     114,407          0.46             1.40 (55.65) - (55.64)
                             2007    18,156     11.79 - 11.86     214,146            --             1.40    21.42 - 21.52
                             2006    24,610       9.71 - 9.76     238,952          0.90             1.40      3.94 - 4.07
Fidelity VIP Equity-Income   2010   316,838     12.39 - 54.00   4,614,949          1.56      1.30 - 1.90    12.75 - 13.55
  Sub-Account                2009   373,302     10.98 - 47.61   4,805,353          2.05      1.30 - 1.90    27.44 - 28.40
                             2008   405,578      8.61 - 37.13   3,979,860          2.07      1.30 - 1.90 (43.80) - (43.56)
                             2007   534,234     15.32 - 65.79   9,351,802          1.62      1.30 - 1.90   (0.58) - (0.03)
                             2006   581,608     15.41 - 65.81   9,734,231          3.01      1.30 - 1.90    17.81 - 18.38
PIMCO VIT High Yield         2010   775,054     16.03 - 17.30  13,052,532          7.26      1.30 - 1.90    12.31 - 12.99
  Sub-Account                2009   785,381     14.27 - 15.31  11,727,258          8.66      1.30 - 1.90    37.63 - 38.45
                             2008   544,206     10.37 - 11.06   5,876,021          7.80      1.30 - 1.90 (24.96) - (24.45)
                             2007   641,904     13.82 - 14.64   9,198,279          6.83      1.30 - 1.90      1.54 - 2.16
                             2006 1,139,859     13.61 - 14.33  16,006,419          6.97      1.30 - 1.90      7.08 - 7.66
PIMCO VIT Low Duration       2010   881,366     14.13 - 15.17  13,029,268          1.62      1.30 - 1.90      3.31 - 3.93
  Sub-Account                2009   866,665     13.68 - 14.60  12,366,617          3.54      1.30 - 1.90    11.19 - 11.85
                             2008   758,728     12.30 - 13.05   9,699,931          4.09      1.30 - 1.90   (2.30) - (1.73)
                             2007   721,178     12.59 - 13.28   9,408,180          4.73      1.30 - 1.90      5.36 - 5.99
                             2006   828,356     11.95 - 12.53  10,221,336          4.18      1.30 - 1.90      2.05 - 2.62
American Funds Global Growth 2010 3,003,389     25.73 - 30.11  88,905,025          1.61      0.75 - 1.90     9.64 - 10.91
  Sub-Account                2009 2,316,571     23.47 - 27.15  61,956,827          1.69      0.75 - 1.90    39.62 - 41.24
  (Commenced 5/1/2006)       2008 1,196,083     16.81 - 19.22  22,597,668          3.06      0.75 - 1.90 (39.53) - (38.85)
                             2007   350,172     27.80 - 31.43  10,691,634          3.93      0.75 - 1.90    12.64 - 13.96
                             2006    12,433     24.68 - 27.58     331,729            --      0.75 - 1.90    18.17 - 19.53
American Funds Global Small  2010   629,226     29.19 - 33.77  20,866,196          1.78      0.75 - 1.90    20.11 - 21.50
  Capitalization Sub-Account 2009   467,145     24.30 - 27.79  12,780,124          0.36      0.75 - 1.90    58.26 - 60.09
  (Commenced 4/28/2008)      2008   185,100     15.77 - 17.36   3,175,883            --      0.75 - 1.65 (49.46) - (49.15)
American Funds Growth        2010   592,460   137.22 - 186.99 107,174,849          0.78      0.75 - 1.90    16.45 - 17.79
  Sub-Account                2009   464,628   117.84 - 158.75  71,786,632          0.83      0.75 - 1.90    36.79 - 38.37
  (Commenced 4/28/2008)      2008   128,846    89.43 - 114.72  14,403,456          2.28      0.75 - 1.75 (42.31) - (41.92)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets.These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(2) These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

                     This page is intentionally left blank.

                       METLIFE INVESTORS INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                      AS OF DECEMBER 31, 2010 AND 2009 AND
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (a direct wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2010 and 2009, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 8, 2011

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2010      2009
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,993 and $1,853,
     respectively)............................................  $ 2,034   $ 1,795
  Equity securities available-for-sale, at estimated fair
     value (cost: $31 and $22, respectively)..................       27        16
  Mortgage loans (net of valuation allowances of $1 and $1,
     respectively)............................................      132       102
  Policy loans................................................       27        28
  Other limited partnership interests.........................       10         2
  Short-term investments, principally at estimated fair
     value....................................................       57       127
  Other invested assets at estimated fair value...............       23        29
                                                                -------   -------
     Total investments........................................    2,310     2,099
Cash and cash equivalents.....................................       31       109
Accrued investment income.....................................       22        17
Premiums, reinsurance and other receivables...................    1,874     1,780
Deferred policy acquisition costs and value of business
  acquired....................................................      471       563
Current income tax recoverable................................       16         2
Other assets..................................................      132       124
Separate account assets.......................................   10,700     9,347
                                                                -------   -------
     Total assets.............................................  $15,556   $14,041
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits........................................  $   355   $   344
Policyholder account balances.................................    2,914     2,998
Other policy-related balances.................................       88        67
Payables for collateral under securities loaned and other
  transactions................................................      279       253
Deferred income tax liability.................................      158       128
Other liabilities.............................................       48        41
Separate account liabilities..................................   10,700     9,347
                                                                -------   -------
     Total liabilities........................................   14,542    13,178
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)
STOCKHOLDER'S EQUITY
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........        6         6
Additional paid-in capital....................................      636       636
Retained earnings.............................................      353       264
Accumulated other comprehensive income (loss).................       19       (43)
                                                                -------   -------
     Total stockholder's equity...............................    1,014       863
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $15,556   $14,041
                                                                =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                              2010    2009   2008
                                                              ----   -----   ----
REVENUES
Premiums....................................................  $  5   $   4   $  9
Universal life and investment-type product policy fees......   184     156    160
Net investment income.......................................   101      97    108
Other revenues..............................................   100      96     43
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities.............................................    (5)    (34)    (8)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss).................................................    --      21     --
  Other net investment gains (losses).......................    (4)     (9)   (17)
                                                              ----   -----   ----
     Total net investment gains (losses)....................    (9)    (22)   (25)
                                                              ----   -----   ----
  Net derivative gains (losses).............................   102    (279)   355
                                                              ----   -----   ----
       Total revenues.......................................   483      52    650
                                                              ----   -----   ----
EXPENSES
Policyholder benefits and claims............................    39      36     89
Interest credited to policyholder account balances..........   127     136     84
Other expenses..............................................   202      71    244
                                                              ----   -----   ----
       Total expenses.......................................   368     243    417
                                                              ----   -----   ----
Income (loss) before provision for income tax...............   115    (191)   233
Provision for income tax expense (benefit)..................    26     (83)    72
                                                              ----   -----   ----
Net income (loss)...........................................  $ 89   $(108)  $161
                                                              ====   =====   ====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                             ACCUMULATED OTHER
                                                                        COMPREHENSIVE INCOME (LOSS)
                                                                       ----------------------------
                                               ADDITIONAL              NET UNREALIZED   OTHER-THAN-       TOTAL
                                      COMMON     PAID-IN    RETAINED     INVESTMENT      TEMPORARY    STOCKHOLDER'S
                                       STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS       EQUITY
                                      ------   ----------   --------   --------------   -----------   -------------
Balance at December 31, 2007.......    $  6      $  586      $   210       $   (14)        $  --          $  788
Capital contribution from MetLife,
  Inc. (Note 10)...................                  50                                                       50
Comprehensive income (loss):
  Net income.......................                              161                                         161
  Other comprehensive income
     (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax...............                                              3                             3
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                           (145)                         (145)
                                                                                                          ------
     Other comprehensive loss......                                                                         (142)
                                                                                                          ------
  Comprehensive income (loss)......                                                                           19
                                       ----      ------      -------       -------         -----          ------

Balance at December 31, 2008.......       6         636          371          (156)           --             857
     Cumulative effect of a change
       in accounting principle, net
       of income tax (Note 1)......                                1                          (1)             --
Comprehensive income (loss):
  Net loss.........................                             (108)                                       (108)
  Other comprehensive income
     (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax...............                                             (2)                           (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                            123            (7)            116
                                                                                                          ------
     Other comprehensive income....                                                                          114
                                                                                                          ------
  Comprehensive income (loss)......                                                                            6
                                       ----      ------      -------       -------         -----          ------

Balance at December 31, 2009.......       6         636          264           (35)           (8)            863
Comprehensive income (loss):
  Net income.......................                               89                                          89
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                             58             4              62
                                                                                                          ------
     Other comprehensive income....                                                                           62
                                                                                                          ------
  Comprehensive income (loss)......                                                                          151
                                                                                                          ------
Balance at December 31, 2010.......      $6        $636        $ 353         $  23           $(4)         $1,014
                                       ====      ======      =======       =======         =====          ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010     2009      2008
                                                            -----   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).........................................  $  89   $  (108)  $   161
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses..................      2        --        --
  Amortization of premiums and accretion of discounts
     associated with investments, net.....................     (5)       (6)       (3)
  (Gains) losses on investments and derivatives, net......   (114)      301      (330)
  Undistributed equity earnings of real estate joint
     ventures.............................................     --        --        (1)
  Interest credited to policyholder account balances......    127       136        84
  Universal life and investment-type product policy fees..   (184)     (156)     (160)
  Change in accrued investment income.....................     (4)       (1)        4
  Change in premiums, reinsurance and other receivables...     (5)     (443)     (307)
  Change in deferred policy acquisition costs, net........     84       (68)       95
  Change in income tax recoverable (payable)..............    (17)      (50)       77
  Change in other assets..................................    169       107       115
  Change in insurance-related liabilities and policy-
     related balances.....................................     11       (28)       78
  Change in other liabilities.............................      5      (324)      322
                                                            -----   -------   -------
Net cash provided by (used in) operating activities.......    158      (640)      135
                                                            -----   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................    548       733       662
  Equity securities.......................................      1        --        --
  Mortgage loans..........................................      4         4         6
  Real estate joint ventures..............................     --        --         2
Purchases of:
  Fixed maturity securities...............................   (695)     (717)     (522)
  Equity securities.......................................    (10)       (2)       --
  Mortgage loans..........................................    (34)      (31)       (8)
  Other limited partnership interests.....................     (8)       --        --
Cash received in connection with freestanding
  derivatives.............................................     32         4         5
Cash paid in connection with freestanding derivatives.....    (25)       (7)       (1)
Net change in policy loans................................      1        --        --
Net change in short-term investments......................     73        60      (115)
Net change in other invested assets.......................     14       (16)      (14)
Other, net................................................     --        --         1
                                                            -----   -------   -------
Net cash (used in) provided by investing activities.......    (99)       28        16
                                                            -----   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................    491     1,534     1,446
  Withdrawals.............................................   (654)   (1,198)   (1,055)
Net change in payables for collateral under securities
  loaned and other transactions...........................     26      (132)     (156)
Capital contribution from MetLife, Inc. ..................     --        --        50
                                                            -----   -------   -------
Net cash (used in) provided by financing activities.......   (137)      204       285
                                                            -----   -------   -------
Change in cash and cash equivalents.......................    (78)     (408)      436
Cash and cash equivalents, beginning of year..............    109       517        81
                                                            -----   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  31   $   109   $   517
                                                            =====   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Income tax..............................................  $  42   $   (33)  $     4
                                                            =====   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company markets and administers traditional life, universal life, variable and fixed annuity products to individuals.. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($279) million and $355 million to net derivative gains (losses) in the statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $4 million and $5 million to cash received in connection with freestanding derivatives and ($7) million and ($1) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


          interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


          The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

          Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and ABS, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on an annual basis. The use of different methodologies, assumptions and inputs in the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2010 and 2009.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $11 million and $6 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $2 million and less than $1 million at December 31, 2010 and 2009, respectively. Related amortization expense was $2 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively. There was no amortization expense for the year ended December 31, 2008.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of the reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate to the risk associated with the reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2010 impairment test of goodwill, the Company concluded that the fair value of the reporting unit was in excess of the carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2009 and 2008. Goodwill was $33 million at both December 31, 2010 and 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) and the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 1% to 12% less expenses, mortality charges, and withdrawals.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company participates in a tax sharing agreement with MetLife. The agreement provides that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


current income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments (receive reimbursement) to (from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Although it is possible that an adverse outcome in certain matters could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcome of such pending investigations and legal proceedings are not likely to have such an effect. However, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could, from time to time, have a material adverse effect upon the Company's net income or cash flows in particular annual periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


investment company. As a result of the deferral, the above guidance did not apply to certain other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $2 million, net of deferred income taxes of $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $15 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interests, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     The following pronouncements relating to fair value had no material impact on the Company's financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on an issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In April 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding accounting for troubled debt restructuring (Accounting Standards Update ("ASU") 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring), effective for the first annual period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. The Company is currently evaluating the impact of this guidance on its financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                          DECEMBER 31, 2010
                                      ---------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    -------------------------   ESTIMATED
                                      AMORTIZED           TEMPORARY    OTTI      FAIR      % OF
                                         COST      GAIN      LOSS      LOSS     VALUE     TOTAL
                                      ---------   -----   ---------   -----   ---------   -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $  826    $  45     $  13     $  --     $  858     42.2%
RMBS................................       346       12         6         8        344     16.9
U.S. Treasury and agency
  securities........................       290        5         3        --        292     14.4
CMBS................................       256       11         3        --        264     13.0
Foreign corporate securities........       125        8         6        --        127      6.2
ABS.................................       128        4         7        --        125      6.2
State and political subdivision
  securities........................        13       --        --        --         13      0.6
Foreign government securities.......         9        2        --        --         11      0.5
                                        ------    -----     -----     -----     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $1,993      $87       $38       $ 8     $2,034    100.0%
                                        ======    =====     =====     =====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)..    $   20      $--       $ 5       $--     $   15     55.6%
Common stock........................        11        1        --        --         12     44.4
                                        ------    -----     -----     -----     ------    -----
  Total equity securities (3).......    $   31      $ 1       $ 5       $--     $   27    100.0%
                                        ======    =====     =====     =====     ======    =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                          DECEMBER 31, 2009
                                      ---------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    -------------------------   ESTIMATED
                                      AMORTIZED           TEMPORARY    OTTI      FAIR      % OF
                                         COST      GAIN      LOSS      LOSS     VALUE     TOTAL
                                      ---------   -----   ---------   -----   ---------   -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $  684    $  28     $  14     $  --     $  698     38.9%
RMBS................................       338        9        23        14        310     17.3
U.S. Treasury and agency
  securities........................       187        1         6        --        182     10.1
CMBS................................       337        4        28        --        313     17.4
Foreign corporate securities........       122        4        10        --        116      6.5
ABS.................................       164        3        10         4        153      8.5
State and political subdivision
  securities........................        13       --        --        --         13      0.7
Foreign government securities.......         8        2        --        --         10      0.6
                                        ------    -----     -----     -----     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $1,853      $51       $91       $18     $1,795    100.0%
                                        ======    =====     =====     =====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)..    $   21      $--       $ 6       $--     $   15     93.7%
Common stock........................         1       --        --        --          1      6.3
                                        ------    -----     -----     -----     ------    -----
  Total equity securities (3).......    $   22      $--       $ 6       $--     $   16    100.0%
                                        ======    =====     =====     =====     ======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                              DECEMBER 31,
                                                                                         ---------------------
                                                                                            2010        2009
                                                                                         ---------   ---------
                                    CLASSIFICATION                                       ESTIMATED   ESTIMATED
--------------------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                 SECTOR TABLE                    PRIMARY ISSUERS             VALUE       VALUE
--------------------  ------------------------------   -------------------------------   ---------   ---------
                                                                                             (IN MILLIONS)
Equity securities     Non-redeemable preferred stock   U.S. financial institutions          $15         $15
Fixed maturity
  securities          Foreign corporate securities     Non-U.S. financial institutions      $15         $16


   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $11 million and $10 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities. Privately-held equity securities were $10 million at estimated fair value at December 31, 2010. There were no privately-held equity securities at December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $15 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2010 and 2009.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2010     2009
                                                               ------   ------
                                                                (IN MILLIONS)
Below investment grade or non-rated fixed maturity
  securities:
  Estimated fair value.......................................   $ 185    $ 111
  Net unrealized gain (loss).................................    $ (9)    $(22)
Non-income producing fixed maturity securities:
  Estimated fair value.......................................    $ --     $  2
  Net unrealized gain (loss).................................    $ --     $ (1)


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $292 million and $182 million at December 31, 2010 and 2009, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..     $127      12.9%     $116      14.2%
U.S. corporate fixed maturity securities -- by
  industry:
  Industrial.......................................      229      23.3       207      25.4
  Finance..........................................      208      21.1       167      20.5
  Utility..........................................      178      18.1       134      16.5
  Consumer.........................................      156      15.8       106      13.0
  Communications...................................       76       7.7        73       9.0
  Other............................................       11       1.1        11       1.4
                                                        ----     -----      ----     -----
     Total.........................................     $985     100.0%     $814     100.0%
                                                        ====     =====      ====     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 22         0.9%         $ 22         1.0%
  Holdings in ten issuers with the largest
     exposures...............................     $186         8.1%         $168         8.0%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $213      61.9%     $208      67.1%
  Pass-through securities..........................      131      38.1       102      32.9
                                                        ----     -----      ----     -----
     Total RMBS....................................     $344     100.0%     $310     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $226      65.7%     $203      65.5%
  Prime............................................       81      23.5        72      23.2
  Alternative residential mortgage loans...........       37      10.8        35      11.3
                                                        ----     -----      ----     -----
     Total RMBS....................................     $344     100.0%     $310     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $284      82.6%     $246      79.4%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $300      87.2%     $277      89.4%
                                                        ====     =====      ====     =====



     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 9       24.3%     $ 9       25.7%
2006...............................................      25       67.6       23       65.7
2007...............................................       3        8.1        3        8.6
2008 to 2010.......................................      --         --       --         --
                                                        ---      -----      ---      -----
     Total.........................................     $37      100.0%     $35      100.0%
                                                        ===      =====      ===      =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2010             2009
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                (IN MILLIONS)
Net unrealized gain (loss)...........................   $(10)            $(20)
Rated Aa/AA or better................................              --%            10.5%
Rated NAIC 1.........................................             8.7%            10.5%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral...............            47.6%            48.6%
  Hybrid adjustable rate mortgage loans collateral...            52.4             51.4
                                                                -----            -----
     Total Alt-A RMBS................................           100.0%           100.0%
                                                                =====            =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $264 million and $313 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities and held no commercial real estate collateralized debt obligations securities at both December 31, 2010 and 2009.

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $100      37.9%     $108      34.5%
2004...............................................       70      26.5       103      32.9
2005...............................................       76      28.8        81      25.9
2006...............................................       13       4.9        17       5.4
2007...............................................        5       1.9         4       1.3
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $264     100.0%     $313     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized gain (loss)............................    $7              $(24)
Rated Aaa/AAA.........................................             79%              77%
Rated NAIC 1..........................................             95%              98%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $125 million and $153 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................     $ 58      46.4%     $ 85      55.6%
  Student loans....................................       15      12.0        15       9.8
  RMBS backed by sub-prime mortgage loans..........       11       8.8        10       6.5
  Other loans......................................       41      32.8        43      28.1
                                                        ----     -----      ----     -----
     Total                                              $125     100.0%     $153     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $108      86.4%     $121      79.1%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $111      88.8%     $141      92.2%
                                                        ====     =====      ====     =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $   52      $   53      $   48      $   49
Due after one year through five years..........       492         518         358         376
Due after five years through ten years.........       514         528         398         399
Due after ten years............................       205         202         210         195
                                                   ------      ------      ------      ------
  Subtotal.....................................     1,263       1,301       1,014       1,019
RMBS, CMBS and ABS.............................       730         733         839         776
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $1,993      $2,034      $1,853      $1,795
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2010   2009   2008
                                                             ----   ----   ----
                                                                (IN MILLIONS)
                                                                           $(3-
Fixed maturity securities..................................  $ 49   $(40)    02)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)............    (8)   (18)    --
                                                             - --   - --   - --
                                                                            (3-
  Total fixed maturity securities..........................    41    (58)    02)
Equity securities..........................................    (4)    (6)   (12)
Derivatives................................................     1      1      3
Short-term investments.....................................    (1)    (3)    --
                                                             - --   - --   - --
                                                                            (3-
  Subtotal.................................................    37    (66)    11)
                                                             - --   - --   - --
Amounts allocated from:
  DAC and VOBA related to noncredit OTTI losses recognized
     in accumulated other comprehensive income (loss)......     1      5     --
  DAC and VOBA.............................................    (9)    (5)    71
                                                             - --   - --   - --
  Subtotal.................................................    (8)    --     71
                                                             - --   - --   - --
Deferred income tax benefit (expense) related to noncredit
  OTTI losses recognized in accumulated other comprehensive
  income (loss)............................................     3      5     --
Deferred income tax benefit (expense)......................   (13)    18     84
                                                             - --   - --   - --
                                                                           $(1-
Net unrealized investment gains (losses)...................  $ 19   $(43)    56)
                                                             = ==   = ==   = ==



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($8) million at December 31, 2010, includes ($18) million recognized prior to January 1, 2010, $6 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss) and $4 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($18) million at December 31, 2009, includes ($2) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($21) million (($15) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


fully described in Note 1), and $5 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2010   2009   2008
                                                             ----   ----   ----
                                                                (IN MILLIONS)
                                                                    $(1-
Balance, beginning of period...............................  $(43)    56)  $(14)
Cumulative effect of change in accounting principle, net of
  income tax...............................................    --     (1)    --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized.....................................    10    (16)    --
                                                                            (2-
Unrealized investment gains (losses) during the year.......    93    263     82)
Unrealized investment gains (losses) relating to:
  DAC and VOBA related to noncredit OTTI losses recognized
     in accumulated other comprehensive income (loss)......    (4)     5     --
  DAC and VOBA.............................................    (4)   (76)    63
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated other
     comprehensive income (loss)...........................    (2)     4     --
  Deferred income tax benefit (expense)....................   (31)   (66)    77
                                                             - --   - --   - --
                                                                           $(1-
Balance, end of period.....................................  $ 19   $(43)    56)
                                                             = ==   = ==   = ==
                                                                           $(1-
Change in net unrealized investment gains (losses).........  $ 62   $113     42)
                                                             = ==   = ==   = ==



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities                $147         $ 4         $ 68         $ 9         $215         $13
RMBS...............................        62           1          106          13          168          14
U.S. Treasury and agency
  securities.......................       137           3           --          --          137           3
CMBS...............................        23          --           41           3           64           3
Foreign corporate securities.......        12          --           28           6           40           6
ABS................................        15          --           30           7           45           7
State and political subdivision
  securities.......................        --          --           --          --           --          --
                                         ----        ----         ----         ---         ----         ---
  Total fixed maturity securities        $396         $ 8         $273         $38         $669         $46
                                         ====        ====         ====         ===         ====         ===
EQUITY SECURITIES:
Non-redeemable preferred stock           $ --        $ --         $ 15         $ 5         $ 15         $ 5
                                         ====        ====         ====         ===         ====         ===
Total number of securities in an
  unrealized loss position.........        49                       59
                                         ====                     ====




                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $ 60         $ 1         $121        $ 13         $181        $ 14
RMBS...............................         3           2          106          35          109          37
U.S. Treasury and agency
  securities.......................       174           6           --          --          174           6
CMBS...............................        13          --          174          28          187          28
Foreign corporate securities.......         1          --           43          10           44          10
ABS................................        10          --           76          14           86          14
State and political subdivision
  securities.......................        13          --           --          --           13          --
                                         ----        ----         ----        ----         ----        ----
  Total fixed maturity securities..      $274         $ 9         $520        $100         $794        $109
                                         ====        ====         ====        ====         ====        ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $ 14        $  6         $ 14        $  6
                                         ====        ====         ====        ====         ====        ====
Total number of securities in an
  unrealized loss position.........        28                      134
                                         ====                     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2010
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $401         $ --      $   9        $ --        47          --
Six months or greater but less than
  nine months......................       --            2         --          --        --           1
Nine months or greater but less
  than twelve months...............        4           --         --          --         2          --
Twelve months or greater...........      240           68         18          19        45          12
                                        ----         ----      -----        ----
  Total............................     $645          $70        $27         $19
                                        ====         ====      =====        ====
Percentage of amortized cost.......                                4%         27%
                                                               =====        ====
EQUITY SECURITIES:
Less than six months...............     $ --          $--        $--         $--        --          --
Six months or greater but less than
  nine months......................       --           20         --           5        --           1
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           --         --          --        --          --
                                        ----         ----      -----        ----
  Total............................     $ --          $20        $--         $ 5
                                        ====         ====      =====        ====
Percentage of cost.................                                           25%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $208         $ 21        $ 3         $ 6        25          10
Six months or greater but less than
  nine months......................       69           55          4          12         1           1
Nine months or greater but less
  than twelve months...............       --            4         --           2         1           2
Twelve months or greater...........      366          180         20          62        83          38
                                        ----         ----       ----        ----
  Total............................     $643         $260       $ 27        $ 82
                                        ====         ====       ====        ====
Percentage of amortized cost.......                                4%         32%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--         $--        --          --
Six months or greater but less than
  nine months......................       --           --         --          --        --          --
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           20         --           6        --           1
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20        $--         $ 6
                                        ====         ====       ====        ====
Percentage of cost.................                                           30%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $51 million and $115 million at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
SECTOR:
  RMBS.............................................................    27%    32%
  U.S. corporate securities........................................    26     12
  ABS..............................................................    14     12
  Foreign corporate securities.....................................    12      9
  CMBS.............................................................     7     24
  U.S. Treasury and agency securities..............................     5      5
  Other............................................................     9      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Finance..........................................................    36%    22%
  Mortgage-backed..................................................    34     56
  Asset-backed.....................................................    14     12
  Consumer.........................................................     7      3
  U.S. Treasury and agency securities..............................     5      5
  Utility..........................................................     3      1
  Industrial.......................................................     1     --
  Other............................................................    --      1
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2010                      2009
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       --           --            2           --
Total gross unrealized loss.....................     $ --         $ --         $ 26         $ --
Percentage of total gross unrealized loss.......       --%          --%          24%          --%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $26 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                     NON-REDEEMABLE PREFERRED STOCK
                                      --------------------------------------------------------------------------------------------
                                            ALL TYPES OF                                 INVESTMENT GRADE
                         ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                         SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                         ----------   -----------------------   ----------------------------   -----------------------------------
                            GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                         UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                            LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                         ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                       (IN MILLIONS)
Less than six months...     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months...............        5            5          100%           5            100%              5          100%          0%
Twelve months or
  greater..............       --           --           --%          --             --%             --           --%         --%
                            ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of
  20% or more..........      $ 5          $ 5          100%         $ 5            100%            $ 5          100%          0%
                            ====         ====                      ====                           ====



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

     The components of net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized................................   $(5)    $(34)    $ (8)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)...........    --       21       --
                                                               ---     ----     ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (5)     (13)      (8)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................    (4)      (7)     (17)
                                                               ---     ----     ----
     Total gains (losses) on fixed maturity securities......    (9)     (20)     (25)
                                                               ---     ----     ----
Other net investment gains (losses):
Mortgage loans..............................................    --       (1)      --
Other limited partnership interests.........................    --       (1)      --
                                                               ---     ----     ----
     Total net investment gains (losses)....................   $(9)    $(22)    $(25)
                                                               ===     ====     ====



     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                        YEARS ENDED                                     YEARS ENDED
                                       DECEMBER 31,      YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                    ------------------   ------------------------   ------------------
                                    2010   2009   2008   2010      2009      2008   2010   2009   2008
                                    ----   ----   ----   ----      ----      ----   ----   ----   ----
                                      FIXED MATURITY         EQUITY SECURITIES             TOTAL
                                        SECURITIES       ------------------------   ------------------
                                    ------------------
                                                               (IN MILLIONS)
Proceeds..........................  $268   $544   $464    $ 1       $--       $--   $269   $544   $464
                                    ====   ====   ====    ===       ===       ===   ====   ====   ====
Gross investment gains............  $  1   $  7   $  1    $--       $--       $--   $  1   $  7   $  1
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Gross investment losses...........    (5)   (14)   (18)    --        --        --     (5)   (14)   (18)
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Total OTTI losses recognized in
  earnings:
  Credit-related..................    (5)   (10)    (8)    --        --        --     (5)   (10)    (8)
  Other (1).......................    --     (3)    --     --        --        --     --     (3)    --
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
  Total OTTI losses recognized in
     earnings.....................    (5)   (13)    (8)    --        --        --     (5)   (13)    (8)
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Net investment gains (losses).....  $ (9)  $(20)  $(25)   $--       $--       $--   $ (9)  $(20)  $(25)
                                    ====   ====   ====    ---       ---       ===   ====   ====   ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Finance..................................................  $ --       $ 6       $ 3
  Communications...........................................    --         1        --
                                                             ----       ---       ---
     Total U.S. and foreign corporate securities...........    --         7         3
  ABS......................................................     2         3         5
  RMBS.....................................................     2         2        --
  CMBS.....................................................     1         1        --
                                                             ----       ---       ---
     Total.................................................   $ 5       $13       $ 8
                                                             ====       ===       ===



     There were no equity security OTTI losses recognized in earnings for the years ended December 31, 2010, 2009 and 2008.

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                               2010         2009
                                                              -----        -----
                                                                 (IN MILLIONS)
Balance, at January 1,......................................    $ 7         $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --            4
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     --            1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     --            2
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................     (2)          --
                                                              -- --         ----
Balance, at December 31,....................................  $   5          $ 7
                                                              == ==         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities..................................  $ 95     $ 93     $110
Equity securities..........................................     1        1        1
Mortgage loans.............................................     8        5        5
Policy loans...............................................     2        2        2
Other limited partnership interests........................    --       --        1
Cash, cash equivalents and short-term investments..........    (1)       1        4
Other......................................................    --       --        1
                                                             ----     ----     ----
     Subtotal..............................................   105      102      124
  Less: Investment expenses................................     4        5       16
                                                             ----     ----     ----
     Net investment income.................................  $101     $ 97     $108
                                                             ====     ====     ====



     Affiliated investment expenses, included in the table above, were $3 million, $2 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2010     2009
                                                               ------   ------
                                                                (IN MILLIONS)
Securities on loan:
  Amortized cost.............................................    $261     $240
  Estimated fair value.......................................    $272     $238
Aging of cash collateral liability:
  Open (1)...................................................    $  3     $ 43
  Less than thirty days......................................     181       69
  Thirty days or greater but less than sixty days............      58      121
  Sixty days or greater but less than ninety days............      37       --
  Ninety days or greater.....................................      --        9
                                                               -- ---   -- ---
     Total cash collateral liability.........................    $279     $242
                                                               == ===   == ===
Reinvestment portfolio -- estimated fair value...............  $  270   $  215
                                                               == ===   == ===



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $3 million, of which $2 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, ABS, RMBS and U.S. and foreign corporate securities).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for fixed maturity securities.

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Invested assets on deposit:
Regulatory agencies (1)............................................   $ 8    $ 7
Invested assets pledged as collateral:
Derivative transactions (2)........................................    --      3
                                                                      ---    ---
  Total invested assets on deposit and pledged as collateral.......   $ 8    $10
                                                                      ===    ===



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program.

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans.........................    $ 83      62.9%    $ 55      53.9%
  Agricultural mortgage loans.......................      50      37.9       48      47.1
                                                        ----     -----     ----     -----
     Subtotal.......................................     133     100.8      103     101.0
  Valuation allowances..............................      (1)     (0.8)      (1)     (1.0)
                                                        ----     -----     ----     -----
     Total mortgage loans, net......................    $132     100.0%    $102     100.0%
                                                        ====     =====     ====     =====



     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's mortgage loans are collateralized by properties located in the U.S. The carrying value of the Company's mortgage loans located in Massachusetts, District of Columbia and Alabama were 11%, 10% and 10%, respectively, of total mortgage loans at December 31, 2010. Additionally, the Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

     All of the commercial and agricultural mortgage loans held at both December 31, 2010 and 2009 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2010 and 2009, as shown above, were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowances on agricultural mortgage loans were less than $1 million at December 31, 2010 and 2009. There were no valuation allowances on mortgage loans at December 31, 2008.

     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                            DECEMBER 31, 2010
                                 ----------------------------------------------------------------------
                                                RECORDED INVESTMENT
                                 -------------------------------------------------
                                    DEBT SERVICE COVERAGE RATIOS
                                 ---------------------------------            % OF    ESTIMATED    % OF
                                 > 1.20X   1.00X - 1.20X   < 1.00X   TOTAL   TOTAL   FAIR VALUE   TOTAL
                                 -------   -------------   -------   -----   -----   ----------   -----
                                               (IN MILLIONS)                        (IN MILLIONS)
Loan-to-value ratios:
  Less than 65%................    $28          $ --         $ --     $28     33.7%      $31       34.1%
  65% to 75%...................     26            28           --      54     65.1        59       64.8
  76% to 80%...................     --            --           --      --       --        --         --
  Greater than 80%.............      1            --           --       1      1.2         1        1.1
                                   ---          ----         ----     ---    -----       ---      -----
     Total.....................    $55           $28          $--     $83    100.0%      $91      100.0%
                                   ===          ====         ====     ===    =====       ===      =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                          DECEMBER 31, 2010
                                                        ---------------------
                                                        AGRICULTURAL MORTGAGE
                                                                LOANS
                                                        ---------------------
                                                         RECORDED
                                                         INVEST-       % OF
                                                           MENT       TOTAL
                                                        ---------   ---------
                                                            (IN MILLIONS)
Loan-to-value ratios:
Less than 65%.........................................     $ 49         98.0%
65% to 75%............................................        1          2.0
                                                           ----        -----
     Total............................................      $50        100.0%
                                                           ====        =====



     Past Due, Interest Accrual Status and Impaired Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with all mortgage loans classified as performing at December 31, 2010. The Company had no impaired mortgage loans, no loans 90 days or more past due and no loans in non-accrual status at both December 31, 2010 and 2009.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the U.S. and overseas) was $10 million and $2 million at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $7 million at December 31, 2010 of investments in hedge funds. There were no hedge funds included within other limited partnership interests at December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2010 and 2008. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $1 million for the year ended December 31, 2009.

  OTHER INVESTED ASSETS

     At December 31, 2010 and 2009, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $23 million and $29 million, respectively. See Note 3 for information regarding the freestanding derivatives with positive estimated fair values.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $29 million and $88 million at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies which fully comprise the balances of cash equivalents at both December 31, 2010 and 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs as a passive investor holding limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2010                     2009
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2).....................................    $344         $344        $ --         $ --
  CMBS (2).....................................     264          264          --           --
  ABS (2)......................................     125          125          --           --
Foreign corporate securities...................      11           11           5            5
U.S. corporate securities......................       6            6           6            6
Equity securities available-for-sale:
  Non-redeemable preferred stock...............      15           15          14           14
  Other limited partnership interests..........       9           13          --           --
                                                   ----         ----        ----         ----
     Total.....................................    $774         $778         $25          $25
                                                   ====         ====        ====         ====



--------

   (1) The maximum exposure to loss relating to the fixed maturity and equity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010, the Company did not have any holdings in the MetLife Intermediate Income Pool, which is an affiliated partnership. At December 31, 2009, the Company held $44 million in the MetLife Intermediate Income Pool and this amount was included in short-term investments. Net investment income (loss) from these invested assets was ($1) million, $1 million and $2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                            2010       2009      2008
                                                            ----      -----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $ --      $   4      $ --
Amortized cost of invested assets transferred to
  affiliates..............................................   $--        $ 6       $--
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................   $--        $(2)      $--
Estimated fair value of invested assets transferred from
  affiliates..............................................   $--        $--       $--


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2010                           2009
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE       INSTRUMENT TYPE                      AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   11    $ --       $ --      $   11    $ --       $ --
                    Interest rate floors..............    1,040      20         --       2,040      26         --
                    Interest rate futures.............       --      --         --         209       1         --
Foreign currency    Foreign currency swaps............       16       2          1          16       2         --
Credit              Credit default swaps..............       40       1         --          38      --         --
                                                         ------    ----       ----      ------    ----       ----
                      Total..........................    $1,107     $23        $ 1      $2,314     $29        $--
                                                         ======    ====       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ --          $   11             $ --            $ --     $   11
Interest rate floors..............        --           1,040               --              --      1,040
Foreign currency swaps............        --               8               --               8         16
Credit default swaps..............        --              40               --              --         40
                                        ----          ------             ----            ----     ------
  Total..........................        $--          $1,099              $--             $ 8     $1,107
                                        ====          ======             ====            ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..............    $ 16       $ 2        $ 1         $ 16       $ 2        $ --


     The following table presents the gross notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $   11     $ --        $ --       $   11     $ --        $ --
Interest rate floors..................    1,040       20          --        2,040       26          --
Interest rate futures.................       --       --          --          209        1          --
Credit default swaps..................       40        1          --           38       --          --
                                         ------     ----        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.........................   $1,091      $21         $--       $2,298      $27         $--
                                         ======     ====        ====       ======     ====        ====



  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Derivatives and hedging gains (losses) (1)..................  $ 15   $ (71)  $ 81
Embedded derivatives........................................    87    (208)   274
                                                              ----   -----   ----
  Total net derivative gains (losses).......................  $102   $(279)  $355
                                                              ====   =====   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow hedge relationships, which are not presented elsewhere in this note.

     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2010, 2009 and 2008.

     The Company recognized $15 million and $9 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2010 and 2009, respectively. The Company recognized insignificant net derivative gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the years ended December 31, 2010 and 2009. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2008. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2008.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. For the years ended December 31, 2010, 2009 and 2008, there were no reclassifications to net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2010, 2009 and 2008.

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................   $ 1       $ 4      $ --
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......    --        (3)        4
                                                              ---       ---      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................   $ 1       $ 1       $ 4
                                                              ===       ===      ====



     At December 31, 2010, insignificant amounts of deferred net losses on derivatives in accumulated other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For the year ended December 31, 2010, there were insignificant net gains (losses) deferred on derivatives in cash flow hedging relationships in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2009 and December 31, 2008, the Company recognized gains (losses) of ($3) million and $4 million, respectively, deferred on derivatives in cash flow hedging relationships in accumulated other comprehensive income (loss) related to foreign currency swaps.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) credit default swaps to economically hedge exposure to adverse movements in credit; (iii) equity variance swaps as a macro hedge on certain invested assets; and (iv) credit default swaps to synthetically create investments.

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                     NET DERIVATIVE
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps..............................................       $ (1)
  Interest rate floors.............................................         26
  Interest rate futures............................................        (25)
                                                                          ----
     Total.........................................................       $ --
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate floors.............................................       $(79)
  Interest rate futures............................................         (1)
                                                                          ----
     Total.........................................................       $(80)
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 81
                                                                          ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $23 million and $26 million at December 31, 2010 and 2009 respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2010 and 2009, the Company would have received an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2010                                           2009
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED       AMOUNT OF                        ESTIMATED       AMOUNT OF
                                       FAIR           FUTURE                            FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      WEIGHTED        VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT   AVERAGE YEARS   CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
----------------------------      --------------  --------------  ---------------  --------------  --------------  ------------
                                                                          (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate)...................       $ --             $ 2             3.0             $ --             $ 2            4.0
Credit default swaps referencing
  indices.......................         --               1             2.0               --              24            3.0
                                       ----             ---                             ----             ---
Subtotal........................         --               3             2.7               --              26            3.1
                                       ----             ---                             ----             ---
Baa
Credit default swaps referencing
  indices.......................         --              20             5.0               --              --             --
                                       ----             ---                             ----             ---
  Total.........................        $--             $23             4.7              $--             $26            3.1
                                       ====             ===                             ====             ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010, the Company did not accept any cash collateral. At December 31, 2009, the Company was obligated to return cash collateral under its control of $11 million. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                         ESTIMATED FAIR VALUE         FAIR VALUE OF INCREMENTAL
                                                       OF COLLATERAL PROVIDED:        COLLATERAL PROVIDED UPON:
                                                       -----------------------  -------------------------------------
                                                                                                DOWNGRADE IN THE
                                                                                ONE NOTCH    COMPANY'S CREDIT RATING
                                                                                DOWNGRADE   TO A LEVEL THAT TRIGGERS
                                        ESTIMATED                                 IN THE         FULL OVERNIGHT
                                    FAIR VALUE (1) OF                           COMPANY'S     COLLATERALIZATION OR
                                   DERIVATIVES IN NET       FIXED MATURITY        CREDIT           TERMINATION
                                   LIABILITY POSITION       SECURITIES (2)        RATING   OF THE DERIVATIVE POSITION
                                   ------------------  -----------------------  ---------  --------------------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2010................         $   1                  $ --              $ --               $   1
DECEMBER 31, 2009................           $--                   $--               $--                 $--


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $1 million. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2010 would be $1 million. This amount does not consider an insignificant amount of gross derivative assets for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.................................  $284   $198
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits................................  $ 15   $ 38


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                             2010      2009     2008
                                                             ----     -----     ----
                                                                  (IN MILLIONS)
Net derivative gains (losses) (1), (2).....................   $87     $(208)    $274


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($12) million, ($120) million and $136 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of $44 million, $235 million and ($306) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $62 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2010
                                             -----------------------------------------------------------------
                                                FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                             -----------------------------------------------------
                                              QUOTED PRICES IN
                                             ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                              IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                               AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                                  (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                             ------------------   -----------------   ------------   ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...............          $ --               $   836            $ 22        $   858
  RMBS....................................            --                   344              --            344
  U.S. Treasury and agency securities.....            89                   203              --            292
  CMBS....................................            --                   264              --            264
  Foreign corporate securities............            --                   102              25            127
  ABS.....................................            --                    95              30            125
  State and political subdivision
     securities...........................            --                    13              --             13
  Foreign government securities...........            --                    11              --             11
                                                    ----               -------            ----        -------
     Total fixed maturity securities......            89                 1,868              77          2,034
                                                    ----               -------            ----        -------
Equity securities:
  Non-redeemable preferred stock..........            --                    --              15             15
  Common stock............................             2                    --              10             12
                                                    ----               -------            ----        -------
     Total equity securities..............             2                    --              25             27
                                                    ----               -------            ----        -------
Short-term investments (1)................            42                     4               9             55
Derivative assets: (2)
Interest rate contracts...................            --                    20              --             20
Foreign currency contracts................            --                     2              --              2
Credit contracts..........................            --                     1              --              1
                                                    ----               -------            ----        -------
  Total derivative assets.................            --                    23              --             23
                                                    ----               -------            ----        -------
Net embedded derivatives within asset host
  contracts (3)...........................            --                    --             284            284
Separate account assets (4)...............            --                10,700              --         10,700
                                                    ----               -------            ----        -------
  Total assets............................          $133               $12,595            $395        $13,123
                                                    ====               =======            ====        =======
LIABILITIES
Derivative liabilities: (2)
Foreign currency contracts................          $ --               $     1            $ --        $     1
                                                    ----               -------            ----        -------
  Total derivative liabilities............            --                     1              --              1
                                                    ----               -------            ----        -------
Net embedded derivatives within liability
  host contracts (3)......................            --                    --              15             15
                                                    ----               -------            ----        -------
  Total liabilities.......................          $ --               $     1            $ 15        $    16
                                                    ====               =======            ====        =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........         $ --               $   682            $ 16        $   698
  RMBS..............................           --                   310              --            310
  U.S. Treasury and agency
     securities.....................           73                   109              --            182
  CMBS..............................           --                   313              --            313
  Foreign corporate securities......           --                    96              20            116
  ABS...............................           --                   121              32            153
  State and political subdivision
     securities.....................           --                    13              --             13
  Foreign government securities.....           --                    10              --             10
                                             ----               -------            ----        -------
     Total fixed maturity
       securities...................           73                 1,654              68          1,795
                                             ----               -------            ----        -------
Equity securities:
  Non-redeemable preferred stock....           --                     1              14             15
  Common stock......................            1                    --              --              1
                                             ----               -------            ----        -------
     Total equity securities........            1                     1              14             16
                                             ----               -------            ----        -------
Short-term investments..............           82                    45              --            127
Derivative assets (2)...............            1                    28              --             29
Net embedded derivatives within
  asset host contracts (3)..........           --                    --             198            198
Separate account assets (4).........           --                 9,347              --          9,347
                                             ----               -------            ----        -------
  Total assets......................         $157               $11,075            $280        $11,512
                                             ====               =======            ====        =======
LIABILITIES
Net embedded derivatives within
  liability host contracts (3)......         $ --               $    --            $ 38        $    38
                                             ====               =======            ====        =======



--------

   (1) Short-term investments as presented in the table above differs from the amount presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the table presented above

   (2) Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances in the balance sheets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company recognized a gain of $19 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts consist of mutual funds. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     These securities are comprised of U.S. Treasury fixed maturity securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  DERIVATIVE ASSETS

     These assets are comprised of exchange-traded derivatives. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

     Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level
1. These derivatives are principally valued using an income approach.

  INTEREST RATE CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  FOREIGN CURRENCY CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  CREDIT CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  SEPARATE ACCOUNT ASSETS

     These assets are comprised of certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

     Structured securities comprised of ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

     Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  GUARANTEED MINIMUM BENEFIT GUARANTEES

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFIT GUARANTEES

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $5 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. corporate securities.

     During the year ended December 31, 2010, there were no transfers out of Level 3.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                              ----------------------------------------------------------------------------------------
                                                     TOTAL
                                              REALIZED/UNREALIZED
                                            GAINS (LOSSES) INCLUDED
                                                      IN:
                                           ------------------------      PURCHASES,
                                                          OTHER            SALES,
                               BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND    TRANSFER INTO    TRANSFER OUT
                              JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)    LEVEL 3 (4)    OF LEVEL 3 (4)
                              ----------   --------   -------------   ---------------   -------------   --------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities............      $ 16        $ --         $   1             $ --            $   5            $ --
  RMBS.....................        --          --            --               --               --              --
  Foreign corporate
     securities............        20          --             3                2               --              --
  ABS......................        32          (3)            7               (6)              --              --
                                 ----        ----         -----             ----            -----            ----
     Total fixed maturity
       securities..........      $ 68         $(3)          $11              $(4)             $ 5             $--
                                 ====        ====         =====             ====            =====            ====
Equity securities:
  Non-redeemable preferred
     stock.................      $ 14         $--           $ 1              $--              $--             $--
  Common stock.............        --          --            --               10               --              --
                                 ----        ----         -----             ----            -----            ----
     Total equity
       securities..........      $ 14         $--           $ 1              $10              $--             $--
                                 ====        ====         =====             ====            =====            ====
Short-term investments.....      $ --         $--           $--              $ 9              $--             $--
Net embedded derivatives
  (5)......................      $160         $87           $--              $22              $--             $--
                               FAIR VALUE
                              MEASUREMENTS
                                  USING
                               SIGNIFICANT
                              UNOBSERVABLE
                                 INPUTS
                                (LEVEL 3)
                              ------------
                                BALANCE,
                              DECEMBER 31,
                              ------------
                                   (IN
                                MILLIONS)
YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities............       $ 22
  RMBS.....................         --
  Foreign corporate
     securities............         25
  ABS......................         30
                                  ----
     Total fixed maturity
       securities..........       $ 77
                                  ====
Equity securities:
  Non-redeemable preferred
     stock.................       $ 15
  Common stock.............         10
                                  ----
     Total equity
       securities..........       $ 25
                                  ====
Short-term investments.....       $  9
Net embedded derivatives
  (5)......................       $269

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------
                                                      TOTAL
                                               REALIZED/UNREALIZED
                                             GAINS (LOSSES) INCLUDED
                                                       IN:
                                            ------------------------      PURCHASES,
                                                           OTHER            SALES,        TRANSFER INTO
                                BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND      AND/OR OUT       BALANCE,
                               JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)   OF LEVEL 3 (4)   DECEMBER 31,
                               ----------   --------   -------------   ---------------   --------------   ------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities.............      $  8        $  --        $   2              $ 6             $ --            $ 16
  RMBS......................         5           (1)           1               (5)              --              --
  Foreign corporate
     securities.............        19           --            7               (6)              --              20
  ABS.......................        25           (1)           9               (1)              --              32
                                  ----        -----        -----             ----             ----            ----
     Total fixed maturity
       securities...........      $ 57        $  (2)         $19              $(6)             $--            $ 68
                                  ====        =====        =====             ====             ====            ====
Equity securities:
  Non-redeemable preferred
     stock..................      $  9        $  --          $ 5              $--              $--            $ 14
  Common stock..............        --           --           --               --               --              --
                                  ----        -----        -----             ----             ----            ----
     Total equity
       securities...........      $  9        $  --          $ 5             $ --              $--            $ 14
                                  ====        =====        =====             ====             ====            ====
Net embedded derivatives
  (5).......................      $343        $(205)         $--              $22              $--            $160



                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                       ------------------------------------------------------------------------------------------------------
                                                                            TOTAL
                                                                     REALIZED/UNREALIZED
                                                                   GAINS (LOSSES) INCLUDED
                                                                             IN:
                                                                  ------------------------
                                                                                                PURCHASES,
                         BALANCE,                                                OTHER            SALES,        TRANSFER INTO
                       DECEMBER 31,     IMPACT OF     BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND      AND/OR OUT
                           2007       ADOPTION (6)   JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)   OF LEVEL 3 (4)
                       ------------   ------------   ----------   --------   -------------   ---------------   --------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........       $115           $  --         $115         $ (8)       $ (29)           $ (27)             $ 6
Equity securities...       $ 18             $--         $ 18        $  --         $ (9)           $  --             $ --
Net embedded
  derivatives (5)...       $ 56             $30         $ 86         $244        $  --             $ 13              $--
                        FAIR VALUE
                       MEASUREMENTS
                           USING
                        SIGNIFICANT
                       UNOBSERVABLE
                          INPUTS
                         (LEVEL 3)
                       ------------
                         BALANCE,
                       DECEMBER 31,
                       ------------
                            (IN
                         MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........       $ 57
Equity securities...       $  9
Net embedded
  derivatives (5)...       $343


--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings on securities are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included within the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets. Such amount was also impacted by a reduction to DAC of $10 million, which resulted in a total net impact of $20 million on Level 3 assets and liabilities and also reflects the total net impact of the adoption.

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  RMBS..........................................     $ --         $ --         $ --       $ --
  ABS...........................................       --           (3)          --         (3)
                                                     ----         ----         ----       ----
     Total fixed maturity securities............      $--          $(3)         $--        $(3)
                                                     ====         ====         ====       ====
Net embedded derivatives........................      $--          $--          $87        $87



                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  RMBS..........................................     $ --         $  (1)      $   --     $  (1)
  ABS...........................................       --            (1)          --        (1)
                                                     ----         -----       ------     -----
     Total fixed maturity securities............      $--           $(2)       $  --     $  (2)
                                                     ====         =====       ======     =====
Net embedded derivatives........................      $--           $--        $(205)    $(205)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.......................     $ --         $ (8)        $ --       $ (8)
Net embedded derivatives........................      $--          $--         $244       $244


     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Net embedded derivatives........................     $ --         $ --          $91       $91



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2009
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  ABS...........................................     $ --         $ (3)       $   --     $  (3)
                                                     ----         ----        ------     -----
     Total fixed maturity securities............      $--          $(3)        $  --     $  (3)
                                                     ====         ====        ======     =====
Net embedded derivatives........................      $--          $--         $(202)    $(202)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.......................     $ --         $ (8)        $ --       $ (8)
Net embedded derivatives........................      $--          $--         $244       $244


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

     There were no impairments to other limited partnership interests for the years ended December 31, 2010 and 2008. At December 31, 2009, the Company held $2 million in cost method other limited partnership interests which were impaired during the year based on the underlying limited partnership financial statements. Included within net investment gains (losses) for such other limited partnerships were impairments of $1 million for the year ended December 31, 2009.

     Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes a private equity fund that invests primarily in domestic leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. There were no unfunded commitments for these investments at December 31, 2010, and there were $1 million of unfunded commitments for these investments at December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2010                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Mortgage loans, net..............................              $  132      $  145
Policy loans.....................................              $   27      $   43
Other limited partnership interests (1)..........              $    2      $    2
Short-term investments (2).......................              $    2      $    2
Cash and cash equivalents........................              $   31      $   31
Accrued investment income........................              $   22      $   22
Premiums, reinsurance and other receivables (1)..              $1,498      $1,618
Other assets (1).................................              $    6      $    5
LIABILITIES
Policyholder account balances (1)................              $2,257      $2,526
Payables for collateral under securities loaned
  and other transactions.........................              $  279      $  279
COMMITMENTS (3)
Mortgage loan commitments........................     $25      $   --      $   --
Commitments to fund private corporate bond
  investments....................................     $18      $   --      $   (1)




                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Mortgage loans, net..............................              $  102      $  104
Policy loans.....................................              $   28      $   40
Other limited partnership interests..............              $    2      $    2
Cash and cash equivalents........................              $  109      $  109
Accrued investment income........................              $   17      $   17
Premiums, reinsurance and other receivables (1)..              $1,487      $1,442
Other assets (1).................................              $    4      $    4
LIABILITIES
Policyholder account balances (1)................              $2,302      $2,315
Payables for collateral under securities loaned
  and other transactions.........................              $  253      $  253
COMMITMENTS (3)
Commitments to fund private corporate bond
  investments....................................     $10      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Short-term investments as presented in the table above differs from the amount presented in the balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, short-term investments, derivative assets, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

     Mortgage Loans The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables Premiums, reinsurance and other receivables in the preceding tables are comprised of certain amounts recoverable under reinsurance contracts.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Other Assets Other assets in the preceding tables are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding tables represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

     Policyholder Account Balances Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts ("TCA"). The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                            DAC    VOBA    TOTAL
                                                          ------  ------  ------
                                                               (IN MILLIONS)
Balance at January 1, 2008..............................   $ 444   $154    $ 598
  Capitalizations.......................................      89     --       89
                                                           -----   ----    -----
  Subtotal..............................................     533    154      687
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................     (31)    --      (31)
  Other expenses........................................    (117)   (35)    (152)
                                                           -----   ----    -----
     Total amortization.................................    (148)   (35)    (183)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................      50     13       63
                                                           -----   ----    -----
Balance at December 31, 2008............................     435    132      567
  Capitalizations.......................................      69     --       69
                                                           -----   ----    -----
  Subtotal..............................................     504    132      636
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................      55     --       55
  Other expenses........................................     (58)     1      (57)
                                                           -----   ----    -----
     Total amortization.................................      (3)     1       (2)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................     (54)   (17)     (71)
                                                           -----   ----    -----
Balance at December 31, 2009............................     447    116      563
  Capitalizations.......................................      44     --       44
                                                           -----   ----    -----
  Subtotal..............................................     491    116      607
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................     (39)    --      (39)
  Other expenses........................................     (53)   (36)     (89)
                                                           -----   ----    -----
     Total amortization.................................     (92)   (36)    (128)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................      (7)    (1)      (8)
                                                           -----   ----    -----
Balance at December 31, 2010............................   $ 392   $ 79    $ 471
                                                           =====   ====    =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2011, $14 million in 2012, $12 million in 2013, $9 million in 2014, and $8 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2010     2009     2008
                                                                ----     ----     ----
                                                                     (IN MILLIONS)
Balance at January 1,......................................      $86     $ 88     $ 90
Capitalization.............................................        5       11       18
Amortization...............................................       (7)     (13)     (20)
                                                                 ---     ----     ----
Balance at December 31,....................................      $84     $ 86     $ 88
                                                                 ===     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $10,700 million and $9,347 million at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $183 million, $155 million and $141 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For each of the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     During 2010, the Company became a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $10 million of common stock of the FHLB of Des Moines at December 31, 2010, which is included in equity securities. The Company had no funding agreements with the FHLB of Des Moines at December 31, 2010.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2010                             2009
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................      $   4,561             N/A        $   3,789             N/A
Net amount at risk (2)..................      $      85 (3)         N/A        $     231 (3)         N/A
Average attained age of
  contractholders.......................       63 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................      $   7,424       $   7,480        $   6,800       $   6,381
Net amount at risk (2)..................      $     712 (3)   $     991 (4)    $   1,229 (3)   $   1,259 (4)
Average attained age of
  contractholders.......................       64 years        64 years         63 years        63 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                             ANNUITY CONTRACTS
                                                        --------------------------
                                                        GUARANTEED     GUARANTEED
                                                           DEATH     ANNUITIZATION
                                                         BENEFITS       BENEFITS     TOTAL
                                                        ----------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT
  Balance at January 1, 2008..........................     $ 18           $13         $ 31
     Incurred guaranteed benefits.....................       50            61          111
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            74          116
     Incurred guaranteed benefits.....................       33            (4)          29
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................       28            70           98
     Incurred guaranteed benefits.....................       28            18           46
     Paid guaranteed benefits.........................      (24)           --          (24)
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ 32           $88         $120
                                                           ====           ===         ====
CEDED
  Balance at January 1, 2008..........................     $ 18           $ 5         $ 23
     Incurred guaranteed benefits.....................       50            20           70
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            25           67
     Incurred guaranteed benefits.....................       33            (1)          32
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................       28            24           52
     Incurred guaranteed benefits.....................       28             6           34
     Paid guaranteed benefits.........................      (24)           --          (24)
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ 32           $30         $ 62
                                                           ====           ===         ====
NET
  Balance at January 1, 2008..........................     $ --           $ 8         $  8
     Incurred guaranteed benefits.....................       --            41           41
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2008........................       --            49           49
     Incurred guaranteed benefits.....................       --            (3)          (3)
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2009........................       --            46           46
     Incurred guaranteed benefits.....................       --            12           12
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ --           $58         $ 58
                                                           ====           ===         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2010     2009
                                                                 -------   ------
                                                                   (IN MILLIONS)
Fund Groupings:
  Balanced.....................................................  $ 5,992   $5,124
  Equity.......................................................    3,777    3,303
  Bond.........................................................      552      504
  Specialty....................................................      202      189
  Money Market.................................................      127      179
                                                                 -------   ------
     Total.....................................................  $10,650   $9,299
                                                                 =======   ======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

     The Company reinsures 100% of the living and death benefit guarantees in connection with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     At December 31, 2010, the Company had $10 million of unsecured unaffiliated ceded reinsurance recoverable balances. Of this total, 100% were with the Company's five largest unaffiliated ceded reinsurers. At December 31, 2009, the Company had $7 million of unsecured unaffiliated ceded reinsurance recoverable balances. Of this total, 100% were with the Company's largest unaffiliated ceded reinsurer.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $  6     $  5     $  9
  Reinsurance ceded........................................    (1)      (1)      --
                                                             ----     ----     ----
     Net premiums..........................................  $  5     $  4     $  9
                                                             ====     ====     ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $216     $185     $191
  Reinsurance ceded........................................   (32)     (29)     (31)
                                                             ----     ----     ----
     Net universal life and investment-type product policy
       fees................................................  $184     $156     $160
                                                             ====     ====     ====
OTHER REVENUES:
  Direct other revenues....................................  $ 22     $ 17     $ 14
  Reinsurance ceded........................................    78       79       29
                                                             ----     ----     ----
     Net other revenues....................................  $100     $ 96     $ 43
                                                             ====     ====     ====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 68     $ 49     $150
  Reinsurance ceded........................................   (29)     (13)     (61)
                                                             ----     ----     ----
     Net policyholder benefits and claims..................  $ 39     $ 36     $ 89
                                                             ====     ====     ====
OTHER EXPENSES:
  Direct other expenses....................................  $205     $ 74     $245
  Reinsurance ceded........................................    (3)      (3)      (1)
                                                             ----     ----     ----
     Net other expenses....................................  $202     $ 71     $244
                                                             ====     ====     ====



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                    DECEMBER 31, 2010
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables..............    $1,874   $1,863        $ 11
Deferred policy acquisition costs and value of business
  acquired...............................................       471      (54)        525
                                                             ------   ------        ----
  Total assets...........................................    $2,345   $1,809        $536
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   48   $    9        $ 39
                                                             ------   ------        ----
  Total liabilities......................................    $   48   $    9        $ 39
                                                             ======   ======        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    DECEMBER 31, 2009
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables..............    $1,780   $1,751        $ 29
Deferred policy acquisition costs and value of business
  acquired...............................................       563      (53)        616
                                                             ------   ------        ----
  Total assets...........................................    $2,343   $1,698        $645
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   41   $    7        $ 34
                                                             ------   ------        ----
  Total liabilities......................................    $   41   $    7        $ 34
                                                             ======   ======        ====



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $1,493 million and $1,481 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at both December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company and Exeter Reassurance Company, Ltd., both of which are related parties.

     Information regarding the effect of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                               2010       2009       2008
                                                              ------     ------     ------
                                                                      (IN MILLIONS)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded.........................................   $(32)      $(28)      $(30)
OTHER REVENUES:
  Reinsurance ceded.........................................   $ 78       $ 79       $ 29
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded (1).....................................   $(26)      $(12)      $(60)
OTHER EXPENSES:
  Reinsurance ceded.........................................   $ (3)      $ (3)      $ (1)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded benefits of ($1) million.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....................  $1,851   $1,742
Deferred policy acquisition costs and value of business
  acquired......................................................     (54)     (53)
                                                                  ------   ------
  Total assets..................................................  $1,797   $1,689
                                                                  ======   ======
LIABILITIES:
Other liabilities...............................................  $    7   $    6
                                                                  ------   ------
  Total liabilities.............................................  $    7   $    6
                                                                  ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value were included within net derivative gains (losses). The embedded derivatives were included within premiums, reinsurance and other receivables and were assets of $284 million and $198 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included $42 million, ($404) million and $475 million, respectively, related to changes in fair value of such embedded derivatives.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1,502 million and $1,489 million of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $1,493 million and $1,481 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at both December 31, 2010 and 2009.

8.  INCOME TAX

     The provision for income tax was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Current:
  Federal...................................................      $30      $ (2)     $(36)
Deferred:
  Federal...................................................       (4)      (81)      108
                                                                  ---      ----      ----
Provision for income tax expense (benefit)..................      $26      $(83)     $ 72
                                                                  ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                              2010       2009       2008
                                                              ----       ----       ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $ 40       $(67)      $ 82
Tax effect of:
  Tax-exempt investment income..............................   (12)       (12)       (10)
  Prior year tax............................................    (1)        (4)        --
  Other, net................................................    (1)        --         --
                                                              ----       ----       ----
Provision for income tax expense (benefit)..................  $ 26       $(83)      $ 72
                                                              ====       ====       ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                    2010       2009
                                                                    ----       ----
                                                                     (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 29       $ 48
  Net unrealized investment losses................................    --         23
  Other...........................................................    --          5
                                                                    ----       ----
                                                                      29         76
                                                                    ----       ----
Deferred income tax liabilities:
  Net unrealized investment gains.................................    10         --
  Investments.....................................................    33         32
  DAC.............................................................   143        172
  Other...........................................................     1         --
                                                                    ----       ----
                                                                     187        204
                                                                    ----       ----
Net deferred income tax liability.................................  $158       $128
                                                                    ====       ====



     The Company participates in a tax sharing agreement with MetLife. This agreement provides that current federal income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife were $16 million, $2 million and $33 million for 2010, 2009 and 2008, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $7 million and $16 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $5 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $4 million related to a true-up of the 2008 tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010, that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on the Company's ultimate parent, MetLife, and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates also have received requests for documents and information from U.S. congressional committees and members, as well as various state regulatory bodies, including the New York State Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the TCA, but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                    DECEMBER 31,
                                                                   --------------
                                                                   2010      2009
                                                                   ----      ----
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.........    $1        $1
  Receivable for reimbursement of paid assessments (1)...........     6         4
                                                                   - --      - --
                                                                     $7        $5
                                                                   = ==      = ==
Other Liabilities:
  Insolvency assessments.........................................  $  7      $  7
                                                                   = ==      = ==



--------

   (1) The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $12 million and $4 million at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $25 million and $0 at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $18 million and $10 million at December 31, 2010 and 2009, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2010 and 2009.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2010 and 2009.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income (loss) of the Company, as filed with the Department, was $153 million, $49 million and ($35) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Department, was $499 million and $411 million at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2010, 2009 and 2008, the Company did not pay dividends to MetLife. Because the Company's statutory unassigned funds surplus was negative, the Company cannot pay any dividends in 2011 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2010   2009    2008
                                                               ----   ----   -----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year.......................................................  $ 99   $228   $(305)
Income tax effect of holding gains (losses)..................   (35)   (80)    107
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income..................................................     6     20      26
  Amortization of premiums and accretion of discounts
     associated with investments.............................    (1)    (1)     (3)
  Income tax effect..........................................    (2)    (7)     (8)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts..............................    (8)   (71)     63
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts.................................     3     25     (22)
                                                               ----   ----   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...................    62    114    (142)
Cumulative effect of change in accounting principle, net of
  income tax of $0, ($1) million and $0 (See Note 1).........    --     (1)     --
                                                               ----   ----   -----
Other comprehensive income (loss)............................  $ 62   $113   $(142)
                                                               ====   ====   =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................     $ 13      $ 11      $ 18
Commissions.................................................       67        71        85
Volume-related costs........................................        4        15        33
Capitalization of DAC.......................................      (44)      (69)      (89)
Amortization of DAC and VOBA................................      128         2       183
Premium taxes, licenses & fees..............................        3         3         2
Other.......................................................       31        38        12
                                                                 ----      ----      ----
  Total other expenses......................................     $202      $ 71      $244
                                                                 ====      ====      ====



  Capitalization and Amortization of DAC and VOBA

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $80 million, $105 million and $113 million for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................      $13      $ 11      $ 18
Commissions.................................................       32        44        61
Volume-related costs........................................        4         7        24
Other.......................................................       31        43        10
                                                                  ---      ----      ----
     Total other expenses...................................      $80      $105      $113
                                                                  ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues received from affiliates related to these agreements were recorded as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Universal life and investment-type product policy fees......      $29       $23       $22
Other revenues..............................................      $23       $16       $14


     The Company had net payables from affiliates of $8 million at December 31, 2010 and net receivables from affiliates of $11 million at December 31, 2009, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

As of December 31, 2010 and 2009 and for the Years Ended December 31, 2010, 2009 and 2008
and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 6, 2011

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2010      2009
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $5,913 and $6,168, respectively).....   $ 6,546   $ 6,394
  Equity securities available-for-sale, at estimated fair value
     (cost: $159 and $149, respectively).........................       178       150
  Mortgage loans (net of valuation allowances of $6 and $3,
     respectively)...............................................       562       369
  Policy loans...................................................     1,807     1,781
  Real estate and real estate joint ventures.....................        54        54
  Other limited partnership interests............................       156        96
  Short-term investments, principally at estimated fair value....       175       219
  Other invested assets, principally at estimated fair value.....        59        54
                                                                    -------   -------
     Total investments...........................................     9,537     9,117
Cash and cash equivalents, principally at estimated fair value...       265       158
Accrued investment income........................................        94        96
Premiums, reinsurance and other receivables......................     2,443     2,235
Deferred policy acquisition costs and value of business
  acquired.......................................................       169       192
Current income tax recoverable...................................        --        47
Deferred income tax assets.......................................        --        88
Other assets.....................................................       157       152
Separate account assets..........................................     1,435     1,415
                                                                    -------   -------
     Total assets................................................   $14,100   $13,500
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
  Future policy benefits.........................................   $ 5,091   $ 5,086
  Policyholder account balances..................................     4,428     4,291
  Other policy-related balances..................................       263       235
  Policyholder dividends payable.................................        99       103
  Payables for collateral under securities loaned and other
     transactions................................................       574       426
  Long-term debt.................................................       102       101
  Current income tax payable.....................................        14        --
  Deferred income tax liability..................................        55        --
  Other liabilities..............................................       601       556
  Separate account liabilities...................................     1,435     1,415
                                                                    -------   -------
     Total liabilities...........................................    12,662    12,213
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDER'S EQUITY
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,029     1,156
Retained earnings................................................        --        --
Accumulated other comprehensive income (loss)....................       406       128
                                                                    -------   -------
     Total stockholder's equity..................................     1,438     1,287
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $14,100   $13,500
                                                                    =======   =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010      2009     2008
                                                            ------   -------   ------
REVENUES
Premiums..................................................  $  249   $   265   $  284
Universal life and investment-type product policy fees....     146       177      160
Net investment income.....................................     502       511      474
Other revenues............................................       5         9        6
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (16)      (37)     (75)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      10        12       --
  Other net investment gains (losses).....................     (10)      (36)      (3)
                                                            ------   -------   ------
     Total net investment gains (losses)..................     (16)      (61)     (78)
  Net derivative gains (losses)...........................     (62)     (189)     215
                                                            ------   -------   ------
     Total revenues.......................................     824       712    1,061
                                                            ------   -------   ------
EXPENSES
Policyholder benefits and claims..........................     442       414      454
Interest credited to policyholder account balances........     136       140      140
Policyholder dividends....................................     154       169      168
Other expenses............................................      75       106       84
                                                            ------   -------   ------
     Total expenses.......................................     807       829      846
                                                            ------   -------   ------
Income (loss) from continuing operations before provision
  for income tax..........................................      17      (117)     215
Provision for income tax expense (benefit)................      (5)      (65)      95
                                                            ------   -------   ------
Income (loss) from continuing operations, net of income
  tax.....................................................      22       (52)     120
Income (loss) from discontinued operations, net of income
  tax.....................................................      --        --     (201)
                                                            ------   -------   ------
Net income (loss).........................................      22       (52)     (81)
Less: Net income attributable to noncontrolling
  interests...............................................      --        --       94
                                                            ------   -------   ------
Net income (loss) attributable to General American Life
  Insurance Company.......................................    $ 22     $ (52)  $ (175)
                                                            ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                     COMPREHENSIVE INCOME (LOSS)              TOTAL GENERAL
                                                        ----------------------------------------------------  AMERICAN LIFE
                                                              NET                      FOREIGN      DEFINED     INSURANCE
                                  ADDITIONAL              UNREALIZED     OTHER-THAN    CURRENCY     BENEFIT     COMPANY'S
                          COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION     PLANS    STOCKHOLDER'S
                           STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS  ADJUSTMENT      EQUITY
                          ------  ----------  --------  --------------  -----------  -----------  ----------  -------------
Balance at December 31,
  2007..................    $3       $ 1,849   $   969           $ 348         $ --        $ 112         $(3)       $ 3,278
Equity transaction of
  majority owned
  subsidiary............                 (11)                                                                           (11)
Dividend of interests in
  subsidiary............                (595)     (723)                                                              (1,318)
Dividends on common
  stock.................
Change in equity of
  noncontrolling
  interests.............
Comprehensive income
  (loss):
  Net income (loss).....                          (175)                                                                (175)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                          (647)                                                (647)
     Foreign currency
       translation
       adjustments, net
       of income tax....                                                                    (122)                      (122)
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                   4              4
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                               (765)
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                               (940)
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2008..................     3         1,243        71            (299)          --          (10)          1          1,009
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)...                             1                           (1)                                     --
Dividends on common
  stock.................                 (87)      (20)                                                                (107)
Comprehensive income
  (loss):
  Net income (loss).....                           (52)                                                                 (52)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                           448           (9)                                    439
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                  (2)            (2)
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                                437
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                                385
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2009..................     3         1,156        --             149          (10)         (10)         (1)         1,287
Dividends on common
  stock.................                (127)      (22)                                                                (149)
Comprehensive income
  (loss):
  Net income (loss).....                            22                                                                   22
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                           279                                                  279
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                  (1)            (1)
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                                278
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                                300
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2010..................    $3        $1,029     $  --           $ 428         $(10)       $ (10)        $(2)       $ 1,438
                            ==       =======   =======           =====         ====        =====         ===        =======

                          NONCONTROLLING
                             INTERESTS
                           DISCONTINUED    TOTAL
                            OPERATIONS     EQUITY
                          --------------  -------
Balance at December 31,
  2007..................         $ 1,534  $ 4,812
Equity transaction of
  majority owned
  subsidiary............                      (11)
Dividend of interests in
  subsidiary............                   (1,318)
Dividends on common
  stock.................              34       34
Change in equity of
  noncontrolling
  interests.............          (1,409)  (1,409)
Comprehensive income
  (loss):
  Net income (loss).....              94      (81)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...            (150)    (797)
     Foreign currency
       translation
       adjustments, net
       of income tax....            (107)    (229)
     Defined benefit
       plans adjustment,
       net of income
       tax..............               4        8
                                 -------  -------
     Other comprehensive
       income (loss)....            (253)  (1,018)
                                 -------  -------
  Comprehensive income
     (loss).............            (159)  (1,099)
                                 -------  -------
Balance at December 31,
  2008..................              --    1,009
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)...                       --
Dividends on common
  stock.................                     (107)
Comprehensive income
  (loss):
  Net income (loss).....                      (52)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                      439
     Defined benefit
       plans adjustment,
       net of income
       tax..............                       (2)
                                 -------  -------
     Other comprehensive
       income (loss)....              --      437
                                 -------  -------
  Comprehensive income
     (loss).............              --      385
                                 -------  -------
Balance at December 31,
  2009..................              --    1,287
Dividends on common
  stock.................                     (149)
Comprehensive income
  (loss):
  Net income (loss).....                       22
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                      279
     Defined benefit
       plans adjustment,
       net of income
       tax..............                       (1)
                                 -------  -------
     Other comprehensive
       income (loss)....              --      278
                                 -------  -------
  Comprehensive income
     (loss).............              --      300
                                 -------  -------
Balance at December 31,
  2010..................         $    --  $ 1,438
                                 =======  =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010     2009      2008
                                                           -------   ------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $    22   $  (52)  $   (81)
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses..............        7        7         7
     Amortization of premiums and accretion of discounts
       associated with investments, net..................      (46)     (43)      (32)
     (Gains) losses on investments and derivatives and
       from sales of businesses, net.....................       77      250       502
     Interest credited to policyholder account balances..      136      140       248
     Interest earned on equity linked notes..............       (3)     (25)       44
     Universal life and investment-type product policy
       fees..............................................     (146)    (177)     (160)
     Change in premiums, reinsurance and other
       receivables.......................................     (208)     (58)     (116)
     Change in deferred policy acquisition costs, net....       19       25      (262)
     Change in income tax recoverable (payable)..........       54     (138)      124
     Change in other assets..............................       10       31       (96)
     Change in insurance-related liabilities and policy-
       related balances..................................       24     (109)      294
     Change in other liabilities.........................        4       72       163
     Other, net..........................................       (6)       5       (46)
                                                           -------   ------   -------
Net cash (used in) provided by operating activities......      (56)     (72)      589
                                                           -------   ------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
     Fixed maturity securities...........................    2,079    1,383     3,221
     Equity securities...................................        1       20        41
     Mortgage loans......................................       33        6        74
     Other limited partnership interests.................       10       13         4
Purchases of:
     Fixed maturity securities...........................   (1,779)    (934)   (3,167)
     Equity securities...................................      (10)     (18)      (59)
     Mortgage loans......................................     (233)    (158)       (5)
     Real estate and real estate joint ventures..........       (3)      (2)       (2)
     Other limited partnership interests.................      (58)     (25)      (66)
Cash received in connection with freestanding
  derivatives............................................       24       13       200
Cash paid in connection with freestanding derivatives....      (67)    (102)      (30)
Dividend of subsidiary...................................       --       --      (270)
Net change in short-term investments.....................       55      284      (255)
Net change in other invested assets......................        8       (3)     (586)
Other, net...............................................      (26)     (91)      (24)
                                                           -------   ------   -------
Net cash provided by (used in) investing activities......  $    34   $  386   $  (924)
                                                           -------   ------   -------




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010        2009       2008
                                                         ---------   ---------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
     Deposits..........................................  $     372   $     535   $  1,379
     Withdrawals.......................................       (242)       (356)      (714)
Net change in payables for collateral under securities
  loaned and other transactions........................        148        (380)      (632)
Net change in short-term debt -- affiliated............         --          --        (50)
Long-term debt repaid..................................         --          --         (3)
Dividends on common stock..............................       (149)       (107)        --
                                                         ---------   ---------   --------
Net cash provided by (used in) financing activities....        129        (308)       (20)
                                                         ---------   ---------   --------
Change in cash and cash equivalents....................        107           6       (355)
Cash and cash equivalents, beginning of year...........        158         152        507
                                                         ---------   ---------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................      $ 265       $ 158   $    152
                                                         =========   =========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................      $  --       $  --   $    404
                                                         =========   =========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................      $  --       $  --   $     --
                                                         =========   =========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................      $ 158       $ 152   $    103
                                                         =========   =========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................      $ 265       $ 158   $    152
                                                         =========   =========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
     Interest..........................................      $   8       $   9   $     84
                                                         =========   =========   ========
     Income tax........................................      $ (41)      $  73   $    (26)
                                                         =========   =========   ========
Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed.................................      $  --       $  --   $ 22,135
       Liabilities disposed............................         --          --    (20,689)
                                                         ---------   ---------   --------
       Net assets disposed.............................         --          --      1,446
       Cash disposed...................................         --          --        270
       Dividend of interests in subsidiary.............         --          --     (1,318)
                                                         ---------   ---------   --------
       Loss on dividend of interests in subsidiary.....      $  --       $  --   $    398
                                                         =========   =========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the disposition of a subsidiary.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($189) million and $215 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $13 million and $200 million to cash received in connection with freestanding derivatives and ($102) million and ($30) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     See Note 14 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 3 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans -- For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships and cash held in trust.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

          For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2010 and 2009.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The Company's net derivative gains (losses) on foreign operations are related to the operations of Reinsurance Group of America, Incorporated ("RGA"), a former majority-owned subsidiary, and are included in income (loss) from discontinued operations, net of income tax. See Note 14.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $77 million and $76 million at December 31, 2010 and 2009, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $67 million and $64 million at December 31, 2010 and 2009, respectively. Related depreciation and amortization expense was $3 million, $3 million and $2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $29 million and $28 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $25 million and $23 million at December 31, 2010 and 2009, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2010, 2009 and 2008.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment test of goodwill, the Company concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2009 and 2008. Goodwill was $35 million at both December 31, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Participating business represented approximately 38% and 48% of the Company's life insurance in-force at December 31, 2010 and 2009, respectively. Participating policies represented approximately 99% of gross life insurance premiums for each of the years ended December 31, 2010, 2009 and 2008.

     Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate assumption used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments and investment performance; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Funds Withheld

     Funds withheld represent amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments. As a result, the Company records a funds withheld payable within other liabilities. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in other expenses.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company participates in a tax sharing agreement with MetLife. The agreement provides that current income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments (receive reimbursement) to (from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur. The Company's net derivative gains (losses) on foreign operations are related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 14.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting period ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     - Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. At January 1, 2008, adopting the guidance on assets and liabilities measured at estimated fair value did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The Company provided all of the material disclosures in Note 5.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

2.  DISPOSITION

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     In September 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they were classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The equity securities have been recorded at fair value at each subsequent reporting date. General American agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA. On February 15, 2011, the Company sold to RGA such remaining shares (see Note 16).

     The impact of the disposition of the Company's investment in RGA was reflected in the Company's consolidated financial statements as discontinued operations. See Note 14.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $2,196    $176      $ 39      $--     $2,333     35.6%
Foreign corporate securities..........       925     180        19       --      1,086     16.6
Foreign government securities.........       723     311        --       --      1,034     15.8
RMBS..................................       673      38        16       13        682     10.4
CMBS..................................       621      29        14       --        636      9.7
U.S. Treasury and agency securities...       500      19         8       --        511      7.8
ABS...................................       215       7        19        2        201      3.1
State and political subdivision
  securities..........................        60       3        --       --         63      1.0
                                          ------    ----      ----     ----     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $5,913    $763      $115     $ 15     $6,546    100.0%
                                          ======    ====      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock..........................    $  154    $ 19      $ --      $--     $  173     97.2%
Non-redeemable preferred stock (1)....         5      --        --       --          5      2.8
                                          ------    ----      ----     ----     ------    -----
  Total equity securities (3).........    $  159    $ 19      $ --      $--     $  178    100.0%
                                          ======    ====      ====     ====     ======    =====




                                                           DECEMBER 31, 2009
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $2,209    $117      $ 72      $--     $2,254     35.3%
Foreign corporate securities..........       865     128        31       --        962     15.0
Foreign government securities.........       609     211         2       --        818     12.8
RMBS..................................       783      29        57       11        744     11.6
CMBS..................................       821       9        63       --        767     12.0
U.S. Treasury and agency securities...       466       8        16       --        458      7.2
ABS...................................       359       6        28        4        333      5.2
State and political subdivision
  securities..........................        56       2        --       --         58      0.9
                                          ------    ----      ----     ----     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $6,168    $510      $269     $ 15     $6,394    100.0%
                                          ======    ====      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock..........................    $  144    $ --      $ --      $--     $  144     96.0%
Non-redeemable preferred stock (1)....         5       1        --       --          6      4.0
                                          ------    ----      ----     ----     ------    -----
  Total equity securities (3).........    $  149    $  1      $ --      $--     $  150    100.0%
                                          ======    ====      ====     ====     ======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                            DECEMBER 31,
                                                                                       ----------------------
                                   CLASSIFICATION                                         2010        2009
------------------------------------------------------------------------------------   ---------   ----------
CONSOLIDATED BALANCE                                                                   ESTIMATED    ESTIMATED
SHEETS                              SECTOR TABLE                PRIMARY ISSUERS        FAIRVALUE   FAIR VALUE
--------------------         --------------------------   --------------------------   ---------   ----------
                                                                                            (IN MILLIONS)
Equity securities            Non-redeemable preferred     Non-U.S. financial
                             stock                        institutions                     $ 2         $ 2
Equity securities            Non-redeemable preferred     U.S. financial
                             stock                        institutions                    $ --         $ 1
Fixed maturity securities    Foreign corporate            Non-U.S. financial
                             securities                   institutions                     $35         $38


   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $65 million and $55 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities. Privately-held equity securities were $14 million and $3 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $860 million and $740 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value............................................  $463   $348
  Net unrealized gain (loss)......................................  $ (9)  $(41)
Non-income producing fixed maturity securities:
  Estimated fair value............................................  $  3   $  3
  Net unrealized gain (loss)......................................  $  1   $  1


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities of the Canadian federal and provincial governments. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $511 million and $458 million at December 31, 2010 and 2009, respectively. The Company's holdings in Canadian federal and provincial government fixed maturity securities at estimated fair value were $956 million and $540 million at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities(1)...    $1,086     31.8%    $  962     29.9%
U.S. corporate fixed maturity securities -- by
  industry:
  Industrial.......................................       599     17.5        574     17.8
  Utility..........................................       575     16.8        528     16.4
  Consumer.........................................       495     14.5        433     13.5
  Finance..........................................       409     11.9        402     12.5
  Communications...................................       177      5.2        151      4.7
  Other............................................        78      2.3        166      5.2
                                                       ------    -----     ------    -----
     Total.........................................    $3,419    100.0%    $3,216    100.0%
                                                       ======    =====     ======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                    DECEMBER 31,
                                                   ----------------------------------------------
                                                            2010                    2009
                                                   ----------------------  ----------------------
                                                   ESTIMATED      % OF     ESTIMATED      % OF
                                                      FAIR       TOTAL        FAIR       TOTAL
                                                     VALUE    INVESTMENTS    VALUE    INVESTMENTS
                                                   ---------  -----------  ---------  -----------
                                                                   (IN MILLIONS)
Concentrations within corporate fixed maturity
  securities:
  Largest exposure to a single issuer............     $ 65        0.7%        $ 68        0.7%
  Holdings in ten issuers with the largest
     exposures...................................     $442        4.6%        $452        5.0%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $610      89.4%     $666      89.5%
  Pass-through securities..........................       72      10.6        78      10.5
                                                        ----     -----      ----     -----
     Total RMBS....................................     $682     100.0%     $744     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $463      67.9%     $503      67.6%
  Alternative residential mortgage loans...........      118      17.3       129      17.3
  Prime............................................      101      14.8       112      15.1
                                                        ----     -----      ----     -----
     Total RMBS....................................     $682     100.0%     $744     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $488      71.6%     $528      71.0%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $537      78.7%     $636      85.5%
                                                        ====     =====      ====     =====



     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 25      21.2%     $ 32      24.8%
2006...............................................       51      43.2        54      41.9
2007...............................................       42      35.6        43      33.3
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $118     100.0%     $129     100.0%
                                                        ====     =====      ====     =====




                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2010             2009
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized gain (loss)...........................   $(16)            $(38)
Rated Aa/AA or better................................              --%            40.1%
Rated NAIC 1.........................................             8.1%            40.1%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral...............            95.6%            96.3%
  Hybrid adjustable rate mortgage loans collateral...             4.4              3.7
                                                                -----            -----
     Total Alt-A RMBS................................           100.0%           100.0%
                                                                =====            =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $636 million and $767 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $15 million and $13 million at estimated fair value at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $303      47.6%     $340      44.3%
2004...............................................      213      33.5       249      32.5
2005...............................................       67      10.5       135      17.6
2006...............................................       53       8.4        43       5.6
2007 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $636     100.0%     $767     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $15             $(54)
Rated Aaa/AAA.........................................             84%              80%
Rated NAIC 1..........................................             90%              94%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $201 million and $333 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................     $123      61.2%     $206      61.9%
  RMBS backed by sub-prime mortgage loans..........       29      14.4        25       7.5
  Student loans....................................       13       6.5        21       6.3
  Automobile loans.................................        6       3.0        10       3.0
  Other loans......................................       30      14.9        71      21.3
                                                        ----     -----      ----     -----
     Total.........................................     $201     100.0%     $333     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $126      62.7%     $197      59.2%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $171      85.1%     $272      81.7%
                                                        ====     =====      ====     =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments, except for the RGA shares retained. The Company's holdings in RGA at estimated fair value were $161 million and $143 million at December 31, 2010 and 2009, respectively. The Company's holdings in RGA were 11% of the Company's stockholder's equity at both December 31, 2010 and 2009, or 1.7% and 1.5% of total investments at December 31, 2010 and 2009, respectively. See Note 16 for information regarding the sale of the RGA shares in February 2011.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $  115      $  126      $  121      $  124
Due after one year through five years..........       751         832         640         709
Due after five years through ten years.........     1,184       1,351       1,009       1,102
Due after ten years............................     2,354       2,718       2,435       2,615
                                                   ------      ------      ------      ------
  Subtotal.....................................     4,404       5,027       4,205       4,550
RMBS, CMBS and ABS.............................     1,509       1,519       1,963       1,844
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $5,913      $6,546      $6,168      $6,394
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009      2008
                                                            -----     ----     -----
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $ 648     $241     $(442)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)...........    (15)     (15)       --
                                                            -----     ----     -----
  Total fixed maturity securities.........................    633      226      (442)
Equity securities.........................................     19        1       (31)
Derivatives...............................................     (1)      (2)       (3)
Short-term investments....................................     --      (10)      (45)
                                                            -----     ----     -----
  Subtotal................................................    651      215      (521)
                                                            -----     ----     -----
Amounts allocated from:
Insurance liability loss recognition......................     (3)      --        --
DAC and VOBA..............................................     (7)      (3)       60
                                                            -----     ----     -----
  Subtotal................................................    (10)      (3)       60
Deferred income tax benefit (expense) related to noncredit
  OTTI losses recognized in accumulated other
  comprehensive income (loss).............................      5        5        --
Deferred income tax benefit (expense).....................   (228)     (78)      162
                                                            -----     ----     -----
Net unrealized investment gains (losses)..................  $ 418     $139     $(299)
                                                            =====     ====     =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($15) million at December 31, 2010, includes ($15) million recognized prior to January 1, 2010, ($10) million of noncredit OTTI losses recognized in the year ended December 31, 2010, $2 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss) and $8 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($15) million at December 31, 2009, includes ($1) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($12) million noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1) and ($2) million of subsequent decreases in estimated fair value during the year ended December 31, 2009 on such

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                         -------------------------------
                                                           2010        2009        2008
                                                         -------     -------     -------
                                                                  (IN MILLIONS)
Balance, beginning of period...........................    $ 139       $(299)    $   348
Cumulative effect of change in accounting principles,
  net of income tax....................................       --          (1)         --
Fixed maturity securities on which noncredit OTTI
  losses have been recognized..........................       --         (14)         --
Unrealized investment gains (losses) during the year...      436         751      (1,471)
Unrealized investment losses of subsidiary at the date
  of dividend of interests.............................       --          --         106
Unrealized investment gains (losses) relating to:
Insurance liability loss recognition...................       (3)         --          --
DAC and VOBA...........................................       (4)        (63)        175
DAC and VOBA of subsidiary at date of dividend of
  interests............................................       --          --         (18)
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)..........................       --           5          --
Deferred income tax benefit (expense)..................     (150)       (240)        457
Deferred income tax benefit (expense) of subsidiary at
  date of dividend of interests........................       --          --         (46)
                                                           -----       -----     -------
Net unrealized investment gains (losses)...............      418         139        (449)
Net unrealized investment gains (losses) attributable
  to noncontrolling interests of subsidiary at date of
  dividend of interests................................       --          --         150
                                                           -----       -----     -------
Balance, end of period.................................    $ 418       $ 139     $  (299)
                                                           =====       =====     =======
Change in net unrealized investment gains (losses).....    $ 279       $ 438     $  (797)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests..........       --          --         150
                                                           -----       -----     -------
Change in net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company..............................................    $ 279       $ 438     $  (647)
                                                           =====       =====     =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                 DECEMBER 31, 2010
                                     ------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                        FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $235         $ 8         $188        $ 31        $  423       $ 39
Foreign corporate securities.......       36           2           69          17           105         19
Foreign government securities......        5          --            3          --             8         --
RMBS...............................       42          --          171          29           213         29
CMBS...............................        6          --          103          14           109         14
U.S. Treasury and agency
  securities.......................      147           8           --          --           147          8
ABS................................        4          --           99          21           103         21
State and political subdivision
  securities.......................       10          --            1          --            11         --
                                        ----         ---         ----        ----        ------       ----
  Total fixed maturity securities..     $485         $18         $634        $112        $1,119       $130
                                        ====         ===         ====        ====        ======       ====
Total number of fixed maturity
  securities in an unrealized loss
  position.........................       78                      131
                                        ====                     ====




                                                                 DECEMBER 31, 2009
                                     ------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                        FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $308         $16        $  400       $ 56        $  708       $ 72
Foreign corporate securities.......       85           1           128         30           213         31
Foreign government securities......       59           1            19          1            78          2
RMBS...............................       31           4           215         64           246         68
CMBS...............................       92           1           277         62           369         63
U.S. Treasury and agency
  securities.......................      305          16            --         --           305         16
ABS................................        3          --           215         32           218         32
State and political subdivision
  securities.......................        9          --             1         --            10         --
                                        ----         ---        ------       ----        ------       ----
  Total fixed maturity securities..     $892         $39        $1,255       $245        $2,147       $284
                                        ====         ===        ======       ====        ======       ====
Total number of fixed maturity
  securities in an unrealized loss
  position.........................      164                       267
                                        ====                    ======



     There was one equity security with a gross unrealized loss of less than $1 million at both December 31, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2010
                                           ------------------------------------------------------------
                                                AMORTIZED        GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                            (IN MILLIONS, EXCEPT NUMBER OF
                                                                     SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  487     $ 47       $17        $11        76         4
Six months or greater but less than nine
  months.................................        15       21         1          5         2         4
Nine months or greater but less than
  twelve months..........................        --        3        --          1        --         2
Twelve months or greater.................       516      160        44         51        92        31
                                             ------     ----       ---        ---
  Total..................................    $1,018     $231       $62        $68
                                             ======     ====       ===        ===
Percentage of amortized cost.............                            6%        29%
                                                                   ===        ===




                                                                 DECEMBER 31, 2009
                                           ------------------------------------------------------------
                                                AMORTIZED        GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  801     $ 46       $ 25      $ 14       151        12
Six months or greater but less than nine
  months.................................        25       --          4        --         2         1
Nine months or greater but less than
  twelve months..........................        79       70          4        21         6         6
Twelve months or greater.................     1,010      400         79       137       180        74
                                             ------     ----       ----      ----
  Total..................................    $1,915     $516       $112      $172
                                             ======     ====       ====      ====
Percentage of amortized cost.............                             6%       33%
                                                                   ====      ====



     There was one equity security with a gross unrealized loss of less than $1 million at both December 31, 2010 and 2009.

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

$130 million and $284 million at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                     DECEMBER 31,
                                                                     ------------
                                                                     2010    2009
                                                                     ----    ----
SECTOR:
  U.S. corporate securities........................................    30%     25%
  RMBS.............................................................    23      24
  ABS..............................................................    16      11
  Foreign corporate securities.....................................    14      11
  CMBS.............................................................    11      22
  U.S. Treasury and agency securities..............................     6       6
  Other............................................................    --       1
                                                                      ---     ---
       Total.......................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    34%     46%
  Finance..........................................................    24      21
  Asset-backed.....................................................    16      11
  U.S. Treasury and agency securities..............................     6       6
  Utility..........................................................     5       4
  Consumer.........................................................     1       1
  Industrial.......................................................    --       1
  Communications...................................................    --       1
  Other............................................................    14       9
                                                                      ---     ---
       Total.......................................................   100%    100%
                                                                      ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company held no fixed maturity securities or equity securities with a gross unrealized loss greater than $10 million at both December 31, 2010 and 2009. The fixed maturity securities and equity securities with gross unrealized losses decreased $154 million during the year ended December 31, 2010. Such securities were included in the Company's OTTI review process. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. Based upon the Company's current evaluation of these securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized................................  $(16)    $(37)    $(75)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)...........    10       12       --
                                                              ----     ----     ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (6)     (25)     (75)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................     2       (8)     (12)
                                                              ----     ----     ----
       Total gains (losses) on fixed maturity securities....    (4)     (33)     (87)
                                                              ----     ----     ----
Other net investment gains (losses):
     Equity securities......................................     1      (15)      (2)
     Mortgage loans.........................................    (6)      (2)      --
     Other gains (losses)...................................    (7)     (11)      11
                                                              ----     ----     ----
       Total net investment gains (losses)..................  $(16)    $(61)    $(78)
                                                              ====     ====     ====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were $1 million, $7 million and ($1) million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                               YEARS ENDED DECEMBER                                YEARS ENDED DECEMBER
                                        31,            YEARS ENDED DECEMBER 31,             31,
                              ----------------------   ------------------------   ----------------------
                               2010    2009    2008    2010      2009      2008    2010    2009    2008
                              ------   ----   ------   ----      ----      ----   ------   ----   ------
                                  FIXED MATURITY           EQUITY SECURITIES               TOTAL
                                    SECURITIES         ------------------------   ----------------------
                              ----------------------
                                                             (IN MILLIONS)
Proceeds....................  $1,308   $840   $1,594    $ 5      $ 19       $--   $1,313   $859   $1,594
                              ======   ====   ======    ===      ====       ===   ======   ====   ======
Gross investment gains......  $   23   $ 28   $   16    $ 1      $  1       $--   $   24   $ 29   $   16
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Gross investment losses.....     (21)   (36)     (28)    --        (1)       --      (21)   (37)     (28)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Total OTTI losses recognized
  in earnings:
  Credit-related............      (6)   (21)     (69)    --        --        --       (6)   (21)     (69)
  Other (1).................      --     (4)      (6)    --       (15)       (2)      --    (19)      (8)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
     Total OTTI losses
       recognized in
       earnings.............      (6)   (25)     (75)    --       (15)       (2)      (6)   (40)     (77)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Net investment gains
  (losses)..................  $   (4)  $(33)  $  (87)   $ 1      $(15)      $(2)  $   (3)  $(48)  $  (89)
                              ======   ====   ======    ===      ====       ===   ======   ====   ======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Finance...................................................   $ 2       $15       $63
  Communications............................................    --         2         5
  Industrial................................................    --         1        --
  Other industries..........................................    --        --         5
                                                               ---       ---       ---
     Total U.S. and foreign corporate securities............     2        18        73
RMBS........................................................     3         2        --
CMBS........................................................     1         1        --
ABS.........................................................    --         4         2
                                                               ---       ---       ---
  Total.....................................................   $ 6       $25       $75
                                                               ===       ===       ===



     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Common stock.............................................  $ --       $14      $ --
  Non-redeemable preferred stock...........................    --         1         2
                                                             ----       ---      ----
     Total.................................................   $--       $15       $ 2
                                                             ====       ===      ====
Industry:
Financial services industry:
  Perpetual hybrid securities..............................   $--       $ 1       $--
  Common and remaining non-redeemable preferred stock......    --        --         2
                                                             ----       ---      ----
     Total financial services industry.....................    --         1         2
Other industries...........................................    --        14        --
                                                             ----       ---      ----
  Total....................................................   $--       $15       $ 2
                                                             ====       ===      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2010 and 2009, respectively, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                              ---------------------
                                                              2010             2009
                                                              ----             ----
                                                                  (IN MILLIONS)
Balance, at January 1,......................................   $ 4             $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................    --                2
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................    --                2
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     1               --
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (2)              --
  Due to securities impaired to net present value of
     expected future cash flows.............................    (1)              --
                                                               ---             ----
Balance, at December 31,....................................   $ 2              $ 4
                                                               ===             ====



  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities..................................  $353     $395     $385
Equity securities..........................................     2        2        1
Mortgage loans.............................................    31       14       14
Policy loans...............................................   109      110      106
Real estate and real estate joint ventures.................     8        7       11
Other limited partnership interests........................    17        5       (4)
Cash, cash equivalents and short-term investments..........    (1)       3       10
Other......................................................    (1)      (5)      --
                                                             ----     ----     ----
  Subtotal.................................................   518      531      523
Less: Investment expenses..................................    16       20       49
                                                             ----     ----     ----
  Net investment income....................................  $502     $511     $474
                                                             ====     ====     ====



     Affiliated investment expenses, included in the table above, were $9 million, $7 million and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ----------------
                                                                  2010        2009
                                                                  ----        ----
                                                                    (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $488        $387
  Estimated fair value..........................................  $521        $386
Aging of cash collateral liability:
  Open (1)......................................................  $ 32        $ 32
  Less than thirty days.........................................   414         281
  Thirty days or greater but less than sixty days...............    25          87
  Sixty days or greater but less than ninety days...............    18          --
  Ninety days or greater........................................    52          --
                                                                  ----        ----
     Total cash collateral liability............................  $541        $400
                                                                  ====        ====
Reinvestment portfolio -- estimated fair value..................  $515        $365
                                                                  ====        ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $32 million, of which $16 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                              DECEMBER 31,
                                                          --------------------
                                                           2010          2009
                                                          ------        ------
                                                              (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)...............................  $1,346        $1,159
Invested assets pledged as collateral:
  Derivative transactions (2)...........................      --             1
                                                          ------        ------
     Total invested assets on deposit and pledged as
       collateral.......................................  $1,346        $1,160
                                                          ======        ======



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program.

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                 CARRYING                CARRYING
                                                   VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                                 --------   ----------   --------   ----------
                                                                (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans....................    $533         94.8%      $331         89.7%
  Agricultural mortgage loans..................      35          6.2         41         11.1
                                                   ----        -----       ----        -----
     Subtotal..................................     568        101.0        372        100.8
Valuation allowances...........................      (6)        (1.0)        (3)        (0.8)
                                                   ----        -----       ----        -----
     Total mortgage loans, net.................    $562        100.0%      $369        100.0%
                                                   ====        =====       ====        =====



     See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

     Concentration of Credit Risk -- Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in New York, California and New Jersey were 30%, 21%, and 11%, respectively, of total mortgage loans at December 31, 2010. The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the recorded investment in mortgage loans by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                              DECEMBER 31,
                                                ---------------------------------------
                                                2010   2009   2010   2009   2010   2009
                                                ----   ----   ----   ----   ----   ----
                                                 COMMERCIAL     AGRICUL-       TOTAL
                                                -----------      TURAL      -----------
                                                              -----------
                                                             (IN MILLIONS)
Mortgage loans:
  Evaluated individually for credit losses....  $ --   $ --   $ --   $ --   $ --   $ --
  Evaluated collectively for credit losses....   533    331     35     41    568    372
                                                ----   ----   ----   ----   ----   ----
     Total mortgage loans.....................   533    331     35     41    568    372
                                                ----   ----   ----   ----   ----   ----
Valuation allowances:
  Specific credit losses......................    --     --     --     --     --     --
  Non-specifically identified credit losses...     6      3     --     --      6      3
                                                ----   ----   ----   ----   ----   ----
     Total valuation allowances...............     6      3     --     --      6      3
                                                ----   ----   ----   ----   ----   ----
Mortgage loans, net of valuation allowance....  $527   $328    $35    $41   $562   $369
                                                ====   ====   ====   ====   ====   ====



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                              MORTGAGE LOAN VALUATION
                                                                     ALLOWANCES
                                                         ---------------------------------
                                                         COMMERCIAL   AGRICULTURAL   TOTAL
                                                         ----------   ------------   -----
                                                                   (IN MILLIONS)
Balance at January 1, 2008.............................      $ 2          $ --        $ 2
  Charge-offs, net of recoveries.......................       (2)           --         (2)
                                                             ---          ----        ---
Balance at December 31, 2008...........................       --            --         --
  Provision (release)..................................        3            --          3
                                                             ---          ----        ---
Balance at December 31, 2009...........................        3            --          3
  Provision (release)..................................        3            --          3
                                                             ---          ----        ---
Balance at December 31, 2010...........................      $ 6           $--        $ 6
                                                             ===          ====        ===



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                             --------------------------------------------------------------------------------
                                               RECORDED INVESTMENT
                             ------------------------------------------------------
                                DEBT SERVICE COVERAGE RATIOS
                             ---------------------------------                         ESTIMATED
                             > 1.20X   1.00X - 1.20X   < 1.00X   TOTAL   % OF TOTAL   FAIR VALUE   % OF TOTAL
                             -------   -------------   -------   -----   ----------   ----------   ----------
                                           (IN MILLIONS)                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%..............    $394         $ --         $ 1      $395       74.1%       $432          75.2%
65% to 75%.................      66            9          --        75       14.1          81          14.1
76% to 80%.................       9           --          --         9        1.7           9           1.6
Greater than 80%...........       1           36          17        54       10.1          52           9.1
                               ----         ----         ---      ----      -----        ----         -----
  Total....................    $470          $45         $18      $533      100.0%       $574         100.0%
                               ====         ====         ===      ====      =====        ====         =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................          $29               82.9%
65% to 75%..............................................            6               17.1
                                                                  ---              -----
  Total.................................................          $35              100.0%
                                                                  ===              =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due and agricultural mortgage loans -- 90 days past due. The Company had no mortgage loans past due according to these aging categories at December 31, 2010 and the recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories was $8 million at December 31, 2009. The $8 million of mortgage loans past due as of December 31, 2009 were still accruing interest.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The Company had no mortgage loans that were in nonaccrual status at December 31, 2010 and 2009.

     Impaired Mortgage Loans. Impaired mortgage loans were $0 and $6 million at December 31, 2010 and 2009, respectively.

     The average investment in impaired commercial and agricultural mortgage loans was $0 and $2 million, respectively, for the year ended December 31, 2010 and for all mortgage loans was $1 million and $2 million for the years ended December 31, 2009 and 2008, respectively. There was no interest income earned on impaired mortgage loans in each of the years ended December 31, 2010, 2009 and 2008.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Traditional.........................................     $52      96.3%     $52      96.3%
Real estate joint ventures and funds................       2       3.7        2       3.7
                                                         ---     -----      ---     -----
  Total real estate and real estate joint ventures..     $54     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised of wholly-owned real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $21 million and $19 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $2 million, $2 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     At December 31, 2010, all of the Company's traditional real estate investments were located in California.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Office..............................................     $37      68.5%     $37      68.5%
Industrial..........................................      15      27.8       15      27.8
Real estate investment funds........................       2       3.7        2       3.7
                                                         ---     -----      ---     -----
  Total real estate and real estate joint ventures..     $54     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $156 million and $96 million at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $46 million and $29 million at December 31, 2010 and 2009, respectively, of investments in hedge funds.

     There were no impairments of other limited partnership interests for each of the years ended December 31, 2010, 2009 and 2008.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $164 million as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $162 million as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $63.0 billion and $44.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $8.7 billion and $6.5 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $7.3 billion, $7.0 billion and ($5.1) billion for the years ended December 31, 2010, 2009 and 2008,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Freestanding derivatives with positive fair values..     $53      89.8%     $44      81.5%
Tax credit partnerships.............................       6      10.2        7      13.0
Cash held in trust..................................      --        --        3       5.5
                                                         ---     -----      ---     -----
  Total.............................................     $59     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $216 million and $119 million at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $149 million and $103 million at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2010                     2009
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2).....................................   $  682       $  682       $ --         $ --
  CMBS (2).....................................      636          636         --           --
  ABS (2)......................................      201          201         --           --
  U.S. corporate securities....................       26           26         18           18
  Foreign corporate securities.................       20           20         12           12
Other limited partnership interests............      127          246         47           51
Other invested assets..........................        4           15          3            3
                                                  ------       ------       ----         ----
     Total.....................................   $1,696       $1,826        $80          $84
                                                  ======       ======       ====         ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties of $1 million at December 31, 2010. There were no amounts guaranteed by third parties at December 31, 2009.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $166 million and $219 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments and at 12% and 17% of the Company's stockholder's equity at December 31, 2010 and 2009, respectively, represent a concentration of credit risk. Net investment income (loss) from these invested assets was ($1) million, $3 million and $9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $ --       $13      $ --
Amortized cost of invested assets transferred to
  affiliates...............................................   $--       $16       $--
Net investment gains (losses) recognized on invested assets
  transferred to affiliates................................   $--       $(3)      $--
Estimated fair value of assets transferred from
  affiliates...............................................   $--       $25       $--


     During the year ended December 31, 2009, the Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $79 million and $80 million at December 31, 2010 and 2009, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan to an affiliate is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2010                              2009
                                                      -------------------------------   -------------------------------
                                                                       ESTIMATED                         ESTIMATED
                                                                    FAIR VALUE (1)                    FAIR VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL   --------------------   NOTIONAL   --------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------   ------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                                (IN MILLIONS)
Interest rate        Interest rate swaps...........    $  219      $51        $ 4        $  187      $42        $ --
                     Interest rate futures.........        --       --         --            89       --          --
Foreign currency     Foreign currency swaps........        36       --          5            37        1           3
                     Foreign currency forwards.....       831       --          8           707       --           3
Credit               Credit default swaps..........       283        2          3           174        1           4
                                                       ------      ---        ---        ------      ---        ----
                       Total.......................    $1,369      $53        $20        $1,194      $44         $10
                                                       ======      ===        ===        ======      ===        ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                            REMAINING LIFE
                                 --------------------------------------------------------------------
                                               AFTER ONE YEAR   AFTER FIVE YEARS
                                 ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                     LESS           YEARS             YEARS          YEARS      TOTAL
                                 -----------   --------------   ----------------   ---------   ------
                                                             (IN MILLIONS)
Interest rate swaps............   $      --    $           22     $          65    $     132   $  219
Foreign currency swaps.........           5                16                15           --       36
Foreign currency forwards......         831                --                --           --      831
Credit default swaps...........           8               259                16           --      283
                                 -----------   --------------   ----------------   ---------   ------
  Total........................        $844              $297               $96         $132   $1,369
                                 ===========   ==============   ================   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow, net investment in foreign operations, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                        FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Cash Flow Hedges:
Foreign currency swaps................     $4       $ --        $ --         $4       $ --        $ --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                        FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $  219      $51        $ 4        $  187      $42        $ --
Interest rate futures.................       --       --         --            89       --          --
Foreign currency swaps................       32       --          5            33        1           3
Foreign currency forwards.............      831       --          8           707       --           3
Credit default swaps..................      283        2          3           174        1           4
                                         ------      ---        ---        ------      ---        ----
  Total non-designated or non-
     qualifying derivatives...........   $1,365      $53        $20        $1,190      $44         $10
                                         ======      ===        ===        ======      ===        ====



  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                            2010       2009      2008
                                                            ----      -----      ----
                                                                  (IN MILLIONS)
Derivatives and hedging gains (losses) (1)................  $(31)     $(154)     $215
Embedded derivatives......................................   (31)       (35)       --
                                                            ----      -----      ----
  Total net derivative gains (losses).....................  $(62)     $(189)     $215
                                                            ====      =====      ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2010, 2009 and 2008.

     The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $11 million, $11 million, and $8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during both years ended December 31, 2010 and 2009. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2008. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2008.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. For the years ended December 31, 2010, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2010, 2009 and 2008.

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,................................................   $(1)      $(1)     $ (2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    --        --         1
                                                               ---       ---      ----
Accumulated other comprehensive income (loss), balance at
  December 31,..............................................   $(1)      $(1)     $ (1)
                                                               ===       ===      ====



     At December 31, 2010, insignificant amounts of deferred net losses on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

     For the years ended December 31, 2010 and 2009, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the year ended December 31, 2008, $1 million of gains (losses) were deferred in accumulated other comprehensive income (loss), related to foreign currency swaps on derivatives in cash flow hedging relationships.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign currency swaps to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these swaps based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2010, 2009 and 2008.

     The Company did not record any gains (losses) on foreign currency contracts for both the years ended December 31, 2010 and 2009. The Company's consolidated statements of stockholder's equity for the year ended December 31, 2008 include gains (losses) of $5 million related to foreign currency contracts used to hedge its net investments in foreign operations. There was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) at December 31, 2010 and 2009 related to these hedges. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income (loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations. During the years ended December 31, 2010, 2009, and 2008, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into earnings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                           NET
                                                                       DERIVATIVE
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps................................................       $   5
Interest rate futures..............................................          (2)
Foreign currency swaps.............................................          (2)
Foreign currency forwards..........................................         (45)
Credit default swaps...............................................           2
                                                                         ------
  Total............................................................       $ (42)
                                                                         ======
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps................................................       $ (39)
Interest rate futures..............................................         (10)
Foreign currency swaps.............................................          (7)
Foreign currency forwards..........................................        (103)
Credit default swaps...............................................          (6)
                                                                         ------
  Total............................................................      $ (165)
                                                                         ======
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 207
                                                                         ======



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $179 million and $73 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2010 and 2009, the Company would have received $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                  DECEMBER 31,
                               ----------------------------------------------------------------------------------
                                                 2010                                      2009
                               ----------------------------------------  ----------------------------------------
                                               MAXIMUM                                   MAXIMUM
                                ESTIMATED     AMOUNT OF                   ESTIMATED     AMOUNT OF
                               FAIR VALUE      FUTURE        WEIGHTED    FAIR VALUE      FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF    OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED CREDIT OBLIGATIONS    DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
(1)                               SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
-----------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                  (IN MILLIONS)
Aaa/Aa/A
  Single name credit default
     swaps (corporate).......     $ --          $  7            3.0         $ --           $ 7            4.0
  Credit default swaps
     referencing indices.....       --            17            2.0            1            66            3.0
                                  ----          ----                        ----           ---

       Subtotal..............       --            24            2.3            1            73            3.1
                                  ----          ----                        ----           ---

Baa
       Credit default swaps
       referencing indices...        1           155            5.0           --            --             --
                                  ----          ----                        ----           ---

       Total.................      $ 1          $179            4.7          $ 1           $73            3.1
                                  ====          ====                        ====           ===


--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $33 million and $26 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                  ESTIMATED FAIR VALUE OF    FAIR VALUE OF INCREMENTAL COLLATERAL
                                                    COLLATERAL PROVIDED:                PROVIDED UPON:
                                                  -----------------------   --------------------------------------
                                                                                             DOWNGRADE IN THE
                                                                            ONE NOTCH     COMPANY'S CREDIT RATING
                                                                            DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                  ESTIMATED                                   IN THE          FULL OVERNIGHT
                              FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                             DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                             LIABILITY POSITION        SECURITIES (2)         RATING    OF THE DERIVATIVE POSITION
                             ------------------   -----------------------   ---------   --------------------------
                                                                 (IN MILLIONS)
December 31, 2010..........          $14                    $ --               $ --                 $14
December 31, 2009..........          $ 6                     $--                $--                 $ 6


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $18 million. At December 31, 2010, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2010 would be $18 million. This amount does not consider gross derivative assets of $4 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $1 million which is included in premiums, reinsurance and other receivables.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts are funds withheld on ceded reinsurance.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Net embedded derivatives within liability host contracts:
  Funds withheld on ceded reinsurance..............................   $66    $35


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Net derivative gains (losses)..............................  $(31)     $(35)     $ --


5.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                             DECEMBER 31, 2010
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT       TOTAL
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE     ESTIMATED
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS           FAIR
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)        VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,172     $       161   $       2,333
  Foreign corporate securities...                 --               1,016              70           1,086
  Foreign government securities..                 --                 914             120           1,034
  RMBS...........................                 --                 677               5             682
  CMBS...........................                 --                 597              39             636
  U.S. Treasury and agency
     securities..................                206                 305              --             511
  ABS............................                 --                 145              56             201
  State and political subdivision
     securities..................                 --                  63              --              63
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                206               5,889             451           6,546
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                162                  --              11             173
  Non-redeemable preferred
     stock.......................                 --                  --               5               5
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                162                  --              16             178
                                   ------------------   -----------------   ------------   -------------
Short-term investments (1).......                 --                 167               6             173
Derivative assets: (2)
Interest rate contracts..........                 --                  51              --              51
Credit contracts.................                 --                   2              --               2
                                   ------------------   -----------------   ------------   -------------
  Total derivative assets........                 --                  53              --              53
                                   ------------------   -----------------   ------------   -------------
Separate account assets (3)......                207               1,205              23           1,435
                                   ------------------   -----------------   ------------   -------------
  Total assets...................               $575              $7,314            $496          $8,385
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts........               $ --              $    4            $ --          $    4
  Foreign currency contracts.....                 --                  13              --              13
  Credit contracts...............                 --                   3              --               3
                                   ------------------   -----------------   ------------   -------------
     Total derivative
       liabilities...............                 --                  20              --              20
                                   ------------------   -----------------   ------------   -------------
Net embedded derivatives within
  liability host contracts (4)...                 --                  --              66              66
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   20            $ 66          $   86
                                   ==================   =================   ============   =============


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2009
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT       TOTAL
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE     ESTIMATED
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS           FAIR
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)        VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,060     $       194   $       2,254
  Foreign corporate securities...                 --                 900              62             962
  Foreign government securities..                 --                 760              58             818
  RMBS...........................                 --                 744              --             744
  CMBS...........................                 --                 752              15             767
  U.S. Treasury and agency
     securities..................                177                 281              --             458
  ABS............................                 --                 258              75             333
  State and political subdivision
     securities..................                 --                  55               3              58
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                177               5,810             407           6,394
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                143                  --               1             144
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                143                   1               6             150
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 219              --             219
Derivative assets (2)............                 --                  43               1              44
Separate account assets (3)......                125               1,210              80           1,415
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $445              $7,283            $494          $8,222
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities (2).......               $ --              $   10            $ --          $   10
Net embedded derivatives within
  liability host contracts (4)...                 --                  --              35              35
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   10            $ 35          $   45
                                   ==================   =================   ============   =============



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (4) Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

     Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. See
"-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities and Equity Securities

     These securities are comprised of U.S. Treasury and agency fixed maturity securities and exchange traded common stock. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities and equity securities referred to above. Also included are cash and cash equivalents, short term investments and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

     Interest rate contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

     Foreign currency contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

     Credit contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Also included are certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option based derivatives utilize present value techniques, whereas valuations of option based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Credit contracts. Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Separate account assets within this level also include mortgage loans. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $61 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain U.S. corporate securities and CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $23 million resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain foreign government, foreign and U.S. corporate securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         ---------------------------------------------------------------------------------------------------
                                       TOTAL REALIZED/UNREALIZED
                                      GAINS (LOSSES) INCLUDED IN:
                                    ------------------------------    PURCHASES,
                                                         OTHER          SALES,
                          BALANCE,                   COMPREHENSIVE  ISSUANCES AND  TRANSFER INTO  TRANSFER OUT    BALANCE,
                         JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3)  LEVEL 3 (4)  OF LEVEL 3 (4) DECEMBER 31,
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
                                                                    (IN MILLIONS)

YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity
  securities:
  U.S. corporate
     securities.........    $194           $ 1            $ 6            $(74)          $37           $ (3)         $161
  Foreign corporate
     securities.........      62             1              7               4             3             (7)           70
  Foreign government
     securities.........      58             6              9              57            --            (10)          120
  RMBS..................      --            --             --              (1)            6             --             5
  CMBS..................      15            --             11              (2)           15             --            39
  ABS...................      75            (2)            11             (28)           --             --            56
  State and political
     subdivision
     securities.........       3            --             --              --            --             (3)           --
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total fixed
       maturity
       securities.......    $407           $ 6            $44            $(44)          $61           $(23)         $451
                         ========== ================ ============= =============== ============= ============== ============
Equity securities:
  Common stock..........    $  1           $--            $--            $ 10           $--           $ --          $ 11
  Non-redeemable
     preferred stock....       5            --             --              --            --             --             5
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total equity
       securities.......    $  6           $--            $--            $ 10           $--           $ --          $ 16
                         ========== ================ ============= =============== ============= ============== ============
Short-term investments..    $ --           $--            $--            $  6           $--           $ --          $  6
Net derivatives: (5)
  Credit contracts......    $  1           $--            $--            $ (1)          $--           $ --          $ --
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total net
       derivatives......    $  1           $--            $--            $ (1)          $--           $ --          $ --
                         ========== ================ ============= =============== ============= ============== ============
Separate account assets
  (6)...................    $ 80           $ 8            $--            $(65)          $--           $ --          $ 23



                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------
                                        TOTAL REALIZED/UNREALIZED
                                       (GAINS) LOSSES INCLUDED IN:
                                     ------------------------------    PURCHASES,
                                                          OTHER          SALES,
                           BALANCE,                   COMPREHENSIVE  ISSUANCES AND  TRANSFER INTO  TRANSFER OUT    BALANCE,
                          JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3)  LEVEL 3 (4)  OF LEVEL 3 (4) DECEMBER 31,
                          ---------- ---------------- ------------- --------------- ------------- -------------- ------------
                                                               (IN MILLIONS)

YEAR ENDED DECEMBER 31,
  2010:
LIABILITIES:
Net embedded
  derivatives............     $35           $31            $--            $--            $--            $--           $66

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                -------------------------------------------------------------------------------------
                                              TOTAL REALIZED/UNREALIZED
                                             GAINS (LOSSES) INCLUDED IN:
                                           ------------------------------    PURCHASES,
                                                                OTHER          SALES,      TRANSFER INTO
                                 BALANCE,                   COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                                JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4) DECEMBER 31,
                                ---------- ---------------- ------------- --------------- -------------- ------------
                                                                    (IN MILLIONS)

YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities....    $165          $(23)           $37            $(15)          $ 30          $194
  Foreign corporate
     securities................      50            (4)            20              (4)            --            62
  Foreign government
     securities................      95             2              1               8            (48)           58
  RMBS.........................       2            --             --              (2)            --            --
  CMBS.........................      14            --              9               2            (10)           15
  ABS..........................      64            (2)            27              (9)            (5)           75
  State and political
     subdivision securities....      --            --             --               3             --             3
                                ---------- ---------------- ------------- --------------- -------------- ------------
     Total fixed maturity
       securities..............    $390          $(27)           $94            $(17)          $(33)         $407
                                ========== ================ ============= =============== ============== ============
Equity securities:
  Common stock.................    $  1          $ --            $--            $ --           $ --          $  1
  Non-redeemable preferred
     stock.....................       5            (1)             2              (1)            --             5
                                ---------- ---------------- ------------- --------------- -------------- ------------
     Total equity securities...    $  6          $ (1)           $ 2            $ (1)          $ --          $  6
                                ========== ================ ============= =============== ============== ============
Net derivatives (5)............    $ (1)         $  2            $--            $ --           $ --          $  1
Separate account assets (6)....    $ 95          $(14)           $--            $  3           $ (4)         $ 80



                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 -------------------------------------------------------------------------------------
                                               TOTAL REALIZED/UNREALIZED
                                              (GAINS) LOSSES INCLUDED IN:
                                            ------------------------------    PURCHASES,
                                                                 OTHER          SALES,      TRANSFER INTO
                                  BALANCE,                   COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                                 JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4) DECEMBER 31,
                                 ---------- ---------------- ------------- --------------- -------------- ------------
                                                               (IN MILLIONS)

YEAR ENDED DECEMBER 31, 2009:
LIABILITIES:
Net embedded derivatives........     $--           $35            $--            $--             $--           $35



                                      FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     --------------------------------------------------------------------------------------------------------
                                                                  TOTAL REALIZED/UNREALIZED
                                                                 GAINS (LOSSES) INCLUDED IN:
                                                               -------------------------------    PURCHASES,
                                                                                     OTHER          SALES,      TRANSFER INTO
                          BALANCE,       IMPACT OF   BALANCE,                    COMPREHENSIVE  ISSUANCES AND    AND/OR OUT
                     DECEMBER 31, 2007 ADOPTION (7) JANUARY 1, EARNINGS (1), (2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4)
                     ----------------- ------------ ---------- ----------------- ------------- --------------- --------------
                                                           (IN MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........        $612            $--        $612           $(56)           $(97)          $(62)           $(7)
Equity securities...        $ 12            $--        $ 12           $ (1)           $ (1)          $ (4)           $--
Net derivatives(5)..        $ --            $--        $ --           $ --            $ --           $ (1)           $--
Separate account
  assets(6).........        $124            $--        $124           $(25)           $ --           $ (1)           $(3)
                      FAIR VALUE
                     MEASUREMENTS
                         USING
                      SIGNIFICANT
                     UNOBSERVABLE
                        INPUTS
                       (LEVEL 3)
                     ------------
                       BALANCE,
                     DECEMBER 31,
                     ------------

YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........     $390
Equity securities...     $  6
Net derivatives(5)..     $ (1)
Separate account
  assets(6).........     $ 95


--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings on securities are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included within the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. There was no material impact of adoption on Level 3 assets and liabilities.

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                  TOTAL GAINS AND LOSSES
                                       --------------------------------------------
                                        CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN EARNINGS
                                       --------------------------------------------
                                                        NET          NET
                                           NET      INVESTMENT   DERIVATIVE
                                       INVESTMENT      GAINS        GAINS
                                         INCOME      (LOSSES)     (LOSSES)    TOTAL
                                       ----------   ----------   ----------   -----
                                                         (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..........      $(1)         $ 2         $ --       $  1
  Foreign corporate securities.......        1           --           --          1
  Foreign government securities......        6           --           --          6
  ABS................................       --           (2)          --         (2)
                                           ---          ---         ----       ----
     Total fixed maturity
       securities....................      $ 6          $--         $ --       $  6
                                           ===          ---         ====       ====
LIABILITIES:
Net embedded derivatives.............      $--          $--         $(31)      $(31)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                        TOTAL GAINS AND LOSSES
                                          --------------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                          --------------------------------------------------
                                                             NET            NET
                                              NET        INVESTMENT     DERIVATIVE
                                          INVESTMENT        GAINS          GAINS
                                            INCOME        (LOSSES)       (LOSSES)      TOTAL
                                          ----------     ----------     ----------     -----
                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 3           $(26)          $ --         $(23)
  Foreign corporate securities..........       --             (4)            --           (4)
  Foreign government securities.........        2             --             --            2
  ABS...................................       --             (2)            --           (2)
                                             ----           ----           ----         ----
     Total fixed maturity securities....      $ 5           $(32)          $ --         $(27)
                                             ====           ====           ====         ====
Equity securities:
  Non-redeemable preferred stock........     $ --           $ (1)          $ --         $ (1)
                                             ----           ----           ----         ----
     Total equity securities............      $--           $ (1)          $ --         $ (1)
                                             ====           ====           ====         ====
Net derivatives.........................      $--           $ --           $  2         $  2
LIABILITIES:
Net embedded derivatives................      $--           $ --           $(35)        $(35)



                                                        TOTAL GAINS AND LOSSES
                                          --------------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                          --------------------------------------------------
                                                             NET            NET
                                              NET        INVESTMENT     DERIVATIVE
                                          INVESTMENT        GAINS          GAINS
                                            INCOME        (LOSSES)       (LOSSES)      TOTAL
                                          ----------     ----------     ----------     -----
                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities...............      $ 8           $(64)          $ --         $(56)
Equity securities.......................     $ --           $ (1)           $--         $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2010
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
U.S. corporate securities.............      $(1)            $(1)           $ --          $ (2)
Foreign corporate securities..........        1              --              --             1
Foreign government securities.........        6              --              --             6
ABS...................................       --              --              --            --
                                           ----            ----            ----          ----
  Total fixed maturity securities.....      $ 6             $(1)           $ --          $  5
                                           ====            ====            ====          ====
LIABILITIES:
Net embedded derivatives..............     $ --            $ --            $(31)         $(31)



                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2009
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...........      $ 3            $(26)           $ --          $(23)
  Foreign corporate securities........       --              (2)             --            (2)
  Foreign government securities.......        2              --              --             2
  ABS.................................       --              (3)             --            (3)
                                           ----            ----            ----          ----
     Total fixed maturity securities..      $ 5            $(31)           $ --          $(26)
                                           ====            ====            ====          ====
Net derivatives.......................     $ --            $ --            $  2          $  2
LIABILITIES:
Net embedded derivatives..............      $--            $ --            $(35)         $(35)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2008
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.............      $ 9            $(63)           $ --          $(54)
Equity securities.....................     $ --            $ (2)            $--          $ (2)
Net derivatives.......................      $--            $ --             $(1)         $ (1)


FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2010                                          AMOUNT      VALUE      VALUE
-----------------                                         --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net.....................................              $  562      $  610
Policy loans............................................              $1,807      $2,074
Short-term investments (1)..............................              $    2      $    2
Cash and cash equivalents...............................              $  265      $  265
Accrued investment income...............................              $   94      $   94
Premiums, reinsurance and other receivables (2).........              $  236      $  248
LIABILITIES
Policyholder account balances (2).......................              $1,075      $1,148
Payables for collateral under securities loaned and
  other transactions....................................              $  574      $  574
Long-term debt..........................................              $  102      $  124
Other liabilities (2)...................................              $    4      $    4
Separate account liabilities (2)........................              $   86      $   86
COMMITMENTS (3)
Commitments to fund private corporate bond investments..     $7       $   --      $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
-----------------                                         --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net.....................................              $  369      $  359
Policy loans............................................              $1,781      $2,015
Other invested assets (2)...............................              $    3      $    3
Cash and cash equivalents...............................              $  158      $  158
Accrued investment income...............................              $   96      $   96
Premiums, reinsurance and other receivables (2).........              $  183      $  176
LIABILITIES
Policyholder account balances (2).......................              $1,037      $  991
Payables for collateral under securities loaned and
  other transactions....................................              $  426      $  426
Long-term debt..........................................              $  101      $  117
Other liabilities (2)...................................              $    5      $    5
Separate account liabilities (2)........................              $  148      $  148
COMMITMENTS (3)
Commitments to fund private corporate bond investments..     $1       $   --      $   --


--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, derivative assets and liabilities, net embedded derivatives within liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

     Other invested assets within the preceding table is comprised of cash held in trust. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

  Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

  Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Commitments to Fund Private Corporate Bond Investments

     The estimated fair values for commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC   VOBA   TOTAL
                                                              ----   ----   -----
                                                                 (IN MILLIONS)
Balance at January 1, 2008..................................  $114   $ 23    $137
  Amortization related to:
     Net investment gains (losses)..........................    (3)     4       1
     Other expenses.........................................   (10)    (9)    (19)
                                                              ----   ----    ----
       Total amortization...................................   (13)    (5)    (18)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................     3    154     157
  Other.....................................................     2      1       3
                                                              ----   ----    ----
Balance at December 31, 2008................................   106    173     279
  Capitalizations...........................................     6     --       6
                                                              ----   ----    ----
     Subtotal...............................................   112    173     285
                                                              ----   ----    ----
  Amortization related to:
     Net investment gains (losses)..........................     3      1       4
     Other expenses.........................................   (21)   (13)    (34)
                                                              ----   ----    ----
       Total amortization...................................   (18)   (12)    (30)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................    (1)   (62)    (63)
                                                              ----   ----    ----
Balance at December 31, 2009................................    93     99     192
  Capitalizations...........................................     5     --       5
                                                              ----   ----    ----
     Subtotal...............................................    98     99     197
                                                              ----   ----    ----
  Amortization related to:
     Net investment gains (losses)..........................     1     --       1
     Other expenses.........................................   (13)   (12)    (25)
                                                              ----   ----    ----
       Total amortization...................................   (12)   (12)    (24)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................     3     (7)     (4)
                                                              ----   ----    ----
Balance at December 31, 2010................................  $ 89   $ 80    $169
                                                              ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $8 million in 2011, $9 million in 2012, $9 million in 2013, $7 million in 2014 and $6 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

7.  INSURANCE

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,356 million and $1,336 million at December 31, 2010 and 2009, respectively, for which the policyholder

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $79 million at both December 31, 2010 and 2009. The average interest rate credited on these contracts was 2.29% and 2.13% at December 31, 2010 and 2009, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $38 million, $48 million and $49 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For each of the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     During 2010, General American became a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $10 million of common stock of the FHLB of Des Moines at December 31, 2010, which is included in equity securities. General American had no funding agreements with the FHLB of Des Moines at December 31, 2010.

  GUARANTEES

     The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                   DECEMBER 31,
                                                             ------------------------
                                                                2010           2009
                                                             ---------      ---------
                                                                 AT ANNUITIZATION
                                                             ------------------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
General account value......................................  $     280      $     282
Net amount at risk (2).....................................  $      49(4)   $      50(4)
Average attained age of contractholders....................   62 years       61 years


                                                                   DECEMBER 31,
                                                             ------------------------
                                                                2010           2009
                                                             ---------      ---------
                                                                     SECONDARY
                                                                    GUARANTEES
                                                             ------------------------
                                                                   (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............  $   1,378      $   1,276
Net amount at risk (2).....................................  $  15,760(3)   $  16,593(3)
Average attained age of policyholders......................   60 years       59 years

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                       UNIVERSAL AND
                                                          ANNUITY      VARIABLE LIFE
                                                         CONTRACTS       CONTRACTS
                                                       -------------   -------------
                                                         GUARANTEED
                                                       ANNUITIZATION     SECONDARY
                                                          BENEFITS       GUARANTEES    TOTAL
                                                       -------------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT
Balance at January 1, 2008...........................       $ 7             $ 6         $ 13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................         7               6           13
  Incurred guaranteed benefits.......................        --               7            7
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................         7              13           20
  Incurred guaranteed benefits.......................        --              80           80
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $ 7             $93         $100
                                                            ===             ===         ====
CEDED
Balance at January 1, 2008...........................       $--             $--         $ --
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................        --              --           --
  Incurred guaranteed benefits.......................        --               7            7
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................        --               7            7
  Incurred guaranteed benefits.......................        --              81           81
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $--             $88         $ 88
                                                            ===             ===         ====
NET
Balance at January 1, 2008...........................       $ 7             $ 6         $ 13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................         7               6           13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................         7               6           13
  Incurred guaranteed benefits.......................        --              (1)          (1)
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $ 7             $ 5         $ 12
                                                            ===             ===         ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Fund Groupings:
  Equity...........................................................   $15    $13
  Money Market.....................................................     2      3
  Bond.............................................................     1      1
  Balanced.........................................................     1      1
  Specialty........................................................     1      1
                                                                      ---    ---
     Total.........................................................   $20    $19
                                                                      ===    ===



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $336 million and $356 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $584 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $225 million of which were unsecured. At December 31, 2009, the Company had $668 million of net unaffiliated ceded reinsurance recoverables. Of this total, $551 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $247 million of which were unsecured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2010    2009    2008
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $ 335   $ 357   $ 384
  Reinsurance assumed......................................    211     184     211
  Reinsurance ceded........................................   (297)   (276)   (311)
                                                             -----   -----   -----
     Net premiums..........................................  $ 249   $ 265   $ 284
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $ 347   $ 374   $ 357
  Reinsurance ceded........................................   (201)   (197)   (197)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ 146   $ 177   $ 160
                                                             =====   =====   =====
OTHER REVENUES:
  Direct other revenues....................................  $   3   $   7   $   2
  Reinsurance ceded........................................      2       2       4
                                                             -----   -----   -----
     Net other revenues....................................  $   5   $   9   $   6
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 618   $ 567   $ 574
  Reinsurance assumed......................................    221     110     186
  Reinsurance ceded........................................   (397)   (263)   (306)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $ 442   $ 414   $ 454
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances..............................................  $ 206   $ 208   $ 201
  Reinsurance ceded........................................    (70)    (68)    (61)
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $ 136   $ 140   $ 140
                                                             =====   =====   =====
OTHER EXPENSES:
  Direct other expenses....................................  $ 173   $ 209   $(436)
  Reinsurance assumed......................................     32      26     635
  Reinsurance ceded........................................   (130)   (129)   (115)
                                                             -----   -----   -----
     Net other expenses....................................  $  75   $ 106   $  84
                                                             =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                               DECEMBER 31, 2010
                                                  ------------------------------------------
                                                   TOTAL
                                                  BALANCE                      TOTAL, NET OF
                                                   SHEET    ASSUMED    CEDED    REINSURANCE
                                                  -------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....   $2,443     $ --    $2,425       $   18
Deferred policy acquisition costs and value of
  business acquired.............................      169       --      (177)         346
                                                   ------     ----    ------       ------
  Total assets..................................   $2,612     $ --    $2,248       $  364
                                                   ======     ====    ======       ======
LIABILITIES:
Future policy benefits..........................   $5,091     $ 90    $   --       $5,001
Other policy-related balances...................      263       71       (72)         264
Other liabilities...............................      601       --       439          162
                                                   ------     ----    ------       ------
  Total liabilities.............................   $5,955     $161    $  367       $5,427
                                                   ======     ====    ======       ======




                                                               DECEMBER 31, 2009
                                                  ------------------------------------------
                                                   TOTAL
                                                  BALANCE                      TOTAL, NET OF
                                                   SHEET    ASSUMED    CEDED    REINSURANCE
                                                  -------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....   $2,235     $  1    $2,211       $   23
Deferred policy acquisition costs and value of
  business acquired.............................      192       --      (252)         444
                                                   ------     ----    ------       ------
  Total assets..................................   $2,427     $  1    $1,959       $  467
                                                   ======     ====    ======       ======
LIABILITIES:
Future policy benefits..........................   $5,086     $ 75    $   --       $5,011
Other policy-related balances...................      235       46      (133)         322
Other liabilities...............................      556       --       367          189
                                                   ------     ----    ------       ------
  Total liabilities.............................   $5,877     $121    $  234       $5,522
                                                   ======     ====    ======       ======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $236 million and $182 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at both December 31, 2010 and 2009.

RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC and MetLife Investors USA Insurance Company, both of which are related parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2010    2009    2008
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance ceded........................................  $ (14)  $ (16)  $ (15)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded........................................  $(120)  $(116)  $(118)
OTHER REVENUES:
  Reinsurance ceded........................................  $   2   $   2   $   3
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded........................................  $ (33)  $ (20)  $ (18)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance ceded........................................  $ (70)  $ (68)  $ (61)
OTHER EXPENSES:
  Reinsurance ceded (1)....................................  $ (90)  $(105)  $ (58)


--------

   (1) As a result of the RGA transaction discussed in Note 2, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions between RGA and affiliates have been removed from the presentation in the table above. Affiliated transactions between RGA and affiliates for the year ended December 31, 2008 included assumed premiums, assumed benefits and other expenses on ceded reinsurance of $43 million, $120 million and $9 million, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                       CEDED
                                                                  ---------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....................  $1,683   $1,511
Deferred policy acquisition costs and value of business
  acquired......................................................    (164)    (230)
                                                                  ------   ------
  Total assets..................................................  $1,519   $1,281
                                                                  ======   ======
LIABILITIES:
Other policy-related balances...................................  $  (72)  $ (133)
Other liabilities...............................................      40       30
                                                                  ------   ------
  Total liabilities.............................................  $  (32)  $ (103)
                                                                  ======   ======



     The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1,643 million and $1,481 million of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $230 million and $174 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at both December 31, 2010 and 2009.

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

  LONG-TERM DEBT

     The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $101 million at both December 31, 2010 and 2009.

     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at both December 31, 2010 and 2009. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2010, 2009 and 2008.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                         31,
                                                               -----------------------
                                                               2010      2009     2008
                                                               ----     -----     ----
                                                                    (IN MILLIONS)
Current:
  Federal.................................................     $ 40     $  19     $(10)
  Foreign.................................................      (39)       30       75
                                                               ----     -----     ----
     Subtotal.............................................        1        49       65
                                                               ----     -----     ----
Deferred:
  Federal.................................................       (6)     (114)      30
                                                               ----     -----     ----
     Provision for income tax expense (benefit)...........     $ (5)    $ (65)    $ 95
                                                               ====     =====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2010     2009     2008
                                                                ----     ----     ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate.......................     $  6     $(41)     $75
Tax effect of:
  Tax-exempt investment income.............................       (3)      (6)       9
  Medicare Part D..........................................        3       --       --
  Prior year tax...........................................      (11)      (4)      (7)
  Sale of former subsidiary(1).............................       --      (15)      --
  RGA dividend of interests(2).............................       --       --       16
  Other, net...............................................       --        1        2
                                                                ----     ----      ---
     Provision for income tax expense (benefit)............     $ (5)    $(65)     $95
                                                                ====     ====      ===



--------

   (1) In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

   (2) See Notes 2 and 14 for discussion concerning the dividend of interests in RGA.

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 90   $ 93
  DAC.............................................................     3     --
  Employee benefits...............................................    28     27
  Tax credit carryforwards........................................    45     44
  Investments.....................................................     2     --
  Other...........................................................     8      9
                                                                    ----   ----
                                                                     176    173
                                                                    ----   ----
Deferred income tax liabilities:
  DAC.............................................................    --      1
  Investments.....................................................    --      6
  Net unrealized investment gains.................................   223     73
  Other...........................................................     8      5
                                                                    ----   ----
                                                                     231     85
                                                                    ----   ----
     Net deferred income tax asset (liability)....................  $(55)  $ 88
                                                                    ====   ====



     Tax credit carryforwards of $45 million at December 31, 2010 will expire beginning in 2018.

     General American participates in a tax sharing agreement with MetLife. This agreement provides that current federal income tax expense (benefit) is computed on a separate return basis and members of the tax group shall

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amount due to MetLife was $19 million for 2010 and the amounts due from MetLife were $40 million and $16 million for 2009 and 2008, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2006. In April of 2010, the IRS exam of the current audit cycle, year 2006, began.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $7 million. The total amount of unrecognized tax benefits decreased by $11 million from December 31, 2009, due to a lapse in the statute of limitations.

     At both December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007, due to lapses in the statutes of limitations.

     It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Balance at January 1,.....................................     $ 18       $18       $24
Additions for tax positions of current year...............       --        --        --
Lapses of statutes of limitations.........................      (11)       --        (6)
                                                               ----       ---       ---
Balance at December 31,...................................     $  7       $18       $18
                                                               ====       ===       ===



     During the year ended December 31, 2010, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $1 million of accrued interest associated with the liability for unrecognized tax benefits, a decrease of $5 million from December 31, 2009. The $5 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $1 million of interest expense and a $6 million decrease resulting from the aforementioned lapse in the statute of limitations which decreased interest expense.

     During the year ended December 31, 2009, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $6 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimated losses for sales practices matters.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010, that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on the Company's ultimate parent, MetLife, Inc., and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates also have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Total Control Account ("TCA"), but management believes that the Company's consolidated financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state regulatory authorities and other federal and state authorities regularly make inquires and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters, very large or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts in certain of these matters and the inherent unpredictability of litigation, it is possible that an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $5     $5
  Premium tax offsets currently available for paid assessments.....    1      1
                                                                      --     --
                                                                      $6     $6
                                                                      ==     ==
Other Liabilities:
  Insolvency assessments...........................................   $8     $7
                                                                      ==     ==



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

  COMMITMENTS

  Leases

     The Company, as lessor, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements are as follows:

                                                                          RENTAL
                                                                          INCOME
                                                                      -------------
                                                                      (IN MILLIONS)
2011................................................................       $ 9
2012................................................................       $ 9
2013................................................................       $ 6
2014................................................................       $ 7
2015................................................................       $ 3
Thereafter..........................................................       $10


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $162 million and $177 million at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $7 million and $1 million at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2010 and 2009.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $64 million, $65 million and $1,177 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $944 million and $995 million at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to GenAmerica as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). General American will be permitted to pay a dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2010 and 2009, General American paid a dividend of $149 million and $107 million, respectively, of which, $127 million and $87 million, respectively, was a return of capital. As described in Note 2, during the year ended December 31, 2008, General American paid to GenAmerica an in-kind extraordinary dividend of $1,318 million. The maximum amount of dividends which General American may pay to GenAmerica in 2011 without prior regulatory approval is $94 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                             2010    2009     2008
                                                            -----   -----   -------
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $ 476   $ 729   $(1,539)
Income tax effect of holding gains (losses)...............   (166)   (254)      544
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income..........................................     --      46       105
  Amortization of premiums and accretion of discounts
     associated with investments..........................    (41)    (38)      (37)
Income tax effect.........................................     14      (3)      (26)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts..................     (6)    (63)      175
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts...........................      2      22       (61)
Unrealized investment loss on dividend of interests in
  subsidiary..............................................     --      --        88
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary.....................     --      --       (46)
                                                            -----   -----   -------
Net unrealized investment gains (losses), net of income
  tax.....................................................    279     439      (797)
Foreign currency translation adjustments, net of income
  tax.....................................................     --      --      (229)
Defined benefit plans adjustment, net of income tax.......     (1)     (2)        8
                                                            -----   -----   -------
Other comprehensive income (loss).........................    278     437    (1,018)
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --       150
Foreign currency translation adjustments attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --       107
Defined benefit plans adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --        (4)
                                                            -----   -----   -------
Other comprehensive income (loss) attributable to General
  American Life Insurance Company, excluding cumulative
  effect of change in accounting principle................    278     437      (765)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $0, less than $1
  million and $0 (see Note 1).............................     --      (1)       --
                                                            -----   -----   -------
Other comprehensive income (loss) attributable to General
  American Life Insurance Company.........................  $ 278   $ 436   $  (765)
                                                            =====   =====   =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Compensation................................................  $  3     $ (6)     $15
Pension, postretirement & postemployment benefit costs......    17       20        7
Commissions.................................................   (20)     (18)      (4)
Capitalization of DAC.......................................    (5)      (6)      --
Amortization of DAC and VOBA................................    24       30       18
Interest expense on debt and debt issue costs...............     9        9        9
Premium taxes, licenses & fees..............................     9       14       11
Other.......................................................    38       63       28
                                                              ----     ----      ---
  Total other expenses......................................  $ 75     $106      $84
                                                              ====     ====      ===



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 6 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Includes interest expense on debt (see Note 9).

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

     See Notes 8 and 15 for discussion of affiliated expenses included in the table above.

14.  DISCONTINUED OPERATIONS

  OPERATIONS

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations (see Note 2) in the consolidated statements of operations:

                                                                      YEAR ENDED
                                                                  DECEMBER 31, 2008
                                                                  -----------------
                                                                    (IN MILLIONS)
Total revenues..................................................        $3,952
Total expenses..................................................         3,796
                                                                        ------
Income before provision for income tax..........................           156
Provision for income tax........................................            53
                                                                        ------
Income from discontinued operations, net of income tax,
  attributable to General American Life Insurance Company.......           103
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests......................            94
Loss in connection with the dividend of interests in subsidiary,
  net of income tax.............................................          (398)
                                                                        ------
Income (loss) from discontinued operations, net of income tax...        $ (201)
                                                                        ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The operations of RGA included direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million and ceded amounts that reduced policyholder benefits and claims by $13 million for the year ended December 31, 2008 that have not been eliminated as these transactions have continued after the RGA disposition.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $42 million, $48 million and $44 million for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Compensation................................................   $ 3       $(6)      $21
Pension, postretirement & postemployment benefit costs......    17        20         7
Commissions.................................................     1         4         8
Other.......................................................    21        30         8
                                                               ---       ---       ---
  Total other expenses......................................   $42       $48       $44
                                                               ===       ===       ===



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Universal life and investment-type product policy fees......   $2        $1        $1


     The Company had net receivables from affiliates of $4 million and $6 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Note 3 for additional related party transactions.

16.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 consolidated financial statements.

     On February 15, 2011, the Company sold to RGA its 3,000,000 shares of RGA Class A common stock retained in the 2008 split-off (see Note 2). The Company received proceeds of $183 million and recognized investment gains (losses) of $41 million, net of income tax of $27 million.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.


2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.


5.   Notes to the Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.


6.   Notes to the Financial Statements.




The Following Consolidated financial statements of General American Life
Insurance Company are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.


2.   Consolidated Balance Sheets as of December 31, 2010 and 2009.

3.   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and
     2008.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.


6.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              ---------

1.   (i)      Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account(1)

     (ii)     Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.            Not Applicable.

3.   (i)      Form of Principal Underwriter's Agreement(7)

     (ii)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (iii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iv)     Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (v)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(19)

     (vi)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD)(22)

     (vii)    Form of Retail Sales Agreement (2-10) and Schedule of Differences (36)

     (viii)   Retail Sales Agreement and Amendments (Edward Jones) (34)

     (ix)     Selling Agreement and Amendments (UBS Financial Services Inc.) (35)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(5)

     (ii)     Enhanced Dollar Cost Averaging Rider(5)

     (iii)    Three Month Market Entry Rider(5)


     (iv)        Death Benefit Rider - (Compounded-Plus)(5)

     (v)         Death Benefit Rider - (Annual)(5)

     (vi)        Death Benefit Rider - (Annual Step-Up)(5)

     (vii)       Guaranteed Minimum Income Benefit Rider - (GMIB)(5)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(5)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(5)

     (x)         Terminal Illness Rider(5)

     (xi)        Individual Retirement Annuity Endorsement(5)

     (xii)       Roth Individual Retirement Annuity Endorsement(5)

     (xiii)      401 Plan Endorsement(5)

     (xiv)       Tax Sheltered Annuity Endorsement(5)

     (xv)        Unisex Annuity Rates Rider(5)

     (xvi)       Form of Endorsement (Name change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company.)(2)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(23)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(24)

     (xix)       Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)        Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)       401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)     Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC 7028-2] (7/04)(11)

     (xxv)       Form of Contract Schedule 7028-3 (27)

     (xxvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)    Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)      Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)       Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)(18)

     (xxxi)      Form of Contract Schedule [Class AA, B, C, L, or XC] 7028-4 (11/05)(27)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)(27)

     (xxxiii)    Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)(27)

     (xxxiv)     Purchase Payment Credit Rider 7030 (11/00)(28)

     (xxxv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06)(19)

     (xxxvi)     Non-qualified Annuity Endorsement MLI-NQ (11/04)-I(20)

     (xxxvii)    Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (31)

     (xxxviii)   Form of Contract Schedule MLI-EDB (4/08) (31)

     (xxxix)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(31)

     (xl)        Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (31)

     (xli)        Spousal Continuation Rider MLI-GMIB (2-10)-E (36)


     (xlii)       Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)-E (filed herewith)


5.   (i)         Form of Variable Annuity Application (5)

     (ii)        Form of Variable Annuity Application Class XC: [Class VA 7029 (7/04) APPVA-504VA] (24)


          (iii)      Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA (27)

          (iv)       Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (13)

          (v)        Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (19)

          (vi)       Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (32)

6.        (i)        Copy of Articles of Incorporation of the Company (6)

          (ii)       Copy of the Bylaws of the Company(6)

7.        (i)        Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                     Company(25)

          (ii)       Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                     Reassurance Company, Ltd(25)

          (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                     American Life Insurance Company(18)

8.        (i)        Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors
                     Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(26)

          (ii)       First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory
                     Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14,
                     2001)(26)

          (iii)      Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                     and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

          (iv)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
                     Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(16)

          (v)        Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                     December 31, 2002)(18)

          (vi)       Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(20)

          (vii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(22)

          (viii)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(30)

9.        (i)        Opinion of Counsel (22)

          (ii)       Opinion of Counsel (General American Life Insurance Company)(21)


10.       (i)        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                     Registrant and the Guarantor (filed herewith)

          (ii)       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                     (filed herewith)


11.                  Not Applicable.

12.                  Agreement Governing Contribution (1)


13.       (i)(a).    Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum,
                     Paul A. Sylvester, Elizabeth M. Forget, Jeffrey A. Tupper, James J. Reilly,
                     Bennett D. Kleinberg, and George Foulke (36)

          (b).       Powers of Attorney for Kevin J. Paulson and Robert E. Sollmann, Jr. (filed herewith)

          (ii)(a).   Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M.
                     Carlson, Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, Michael J. Vietri,
                     and Teresa Wynn Roseborough (36)

          (b).       Power of Attorney (General American Life Insurance Company) for Anne Belden (filed herewith)


 (1)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                     Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

 (2)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.


      (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-34741 and 811-05200) as electronically filed on January 26, 1998.

      (5) incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as
          electronically filed on November 22, 2000.

      (6) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
          electronically filed on August 29, 1997.

      (7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
          333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on April 28, 2004.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on September 9, 2005.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (Files
          Nos. 333-50540 and 811-03365) filed electronically on October 7, 2005.

   (17)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) filed electronically on January
          13, 2006.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files
          Nos. 333-51950 and 811-05200) filed electronically on April 21, 2006.

   (19)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (Files Nos. 333-54464 and 811-03365) filed electronically on April 24,
          2006.

   (20)   incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
          Post-Effective Amendment No.11 to Form N-4 (Files Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (Files
          Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

   (23)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
          2004.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on April 30, 2003.


(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on July 14, 2005.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No.16 to Form N-4 (File
         Nos. 333-51950 and 811-05200 filed electronically on July 12, 2007.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File
         Nos. 333-51950 and 811-08306) filed electronically on December 5, 2008.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-08306) filed electronically on October 9, 2009.

(35)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-160936 and 811-08306) filed electronically on November 2, 2009.


(36)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-08306) filed electronically on April 13, 2010.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


Robert E. Sollman, Jr.                  Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Kevin J. Paulson                        Director and Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266


James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Scott E. Andrews                        Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarara                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002


William J. Raczko                       Vice President
501 Route 22
Bridgewater, NJ 08807


Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Tia M. Trytten                          Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2011, there were 6,811 qualified contract owners and 4,904 non-qualified contract owners of Class XC contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036


Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962


John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614


David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                             (2)               (3)            (4)           (5)
                                            Net Underwriting
                                              Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                  Commissions      On Redemption   Commissions   Compensation
----------------------------------------- -------------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $67,733,296             $0               $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 12th day of April, 2011.

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     (Registrant)

     By:    METLIFE INVESTORS INSURANCE COMPANY

            /s/ James J. Reilly
            -----------------------------------
     By:    James J. Reilly
            Vice President-Finance

     METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

     By:    /s/ James J. Reilly
            -----------------------------------
            James J. Reilly
            Vice President-Finance

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2011.

/s/ Michael K. Farrell*         Chairman of the Board, Chief Executive Officer,
------------------------------  President and Director
Michael K. Farrell

/s/ Jay S. Kaduson*             Director and Vice President
------------------------------
Jay S. Kaduson

/s/ James J. Reilly*            Vice President-Finance (principal financial
------------------------------ officer and principal accounting officer) James J. Reilly

/s/ Susan A. Buffum*            Director
------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*        Director and Executive Vice President
------------------------------
Elizabeth M. Forget

/s/ George Foulke*              Director
------------------------------
George Foulke

/s/ Paul A. Sylvester*          Director
------------------------------
Paul A. Sylvester

/s/ Kevin J. Paulson*           Director and Senior Vice President
------------------------------
Kevin J. Paulson

/s/ Robert E. Sollmann, Jr.*    Director and Executive Vice President
------------------------------
Robert E. Sollmann, Jr.

/s/ Jeffrey A. Tupper*          Director and Assistant Vice President
------------------------------
Jeffrey A. Tupper

/s/ Bennett D. Kleinberg*       Director and Vice President
------------------------------
Bennett D. Kleinberg

     *By:   /s/ Michele H. Abate
            ----------------------------------
            Michele H. Abate, Attorney-In-Fact
            April 12, 2011

----------
* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-51950/811-05200), filed as Exhibit 13(i) on April 13, 2010. and to the powers of attorney for Kevin J. Paulson and Robert E. Sollmann, Jr. which are filed herewith.

     As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on the 12th day of April, 2011.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

 By: /s/ Paul L. LeClair
     ----------------------------------
     Paul L. LeClair
     Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2011.

/s/ Michael K. Farrell*         Chairman of the Board, President, Chief
-----------------------------   Executive Officer and Director
Michael K. Farrell

/s/ Todd B. Katz*               Director
-----------------------------
Todd B. Katz

/s/ Peter M. Carlson*           Director, Executive Vice President and Chief
-----------------------------   Accounting Officer
Peter M. Carlson

/s/ Stanley J. Talbi*           Director
-----------------------------
Stanley J. Talbi

                                Director
-----------------------------
Paul A. LaPiana

/s/ Michael J. Vietri*          Director
-----------------------------
Michael J. Vietri

/s/ Maria R. Morris*            Director
-----------------------------
Maria R. Morris

/s/ Anne Belden*                Vice President (principal financial officer)
-----------------------------
Anne Belden

/s/ Eric T. Steigerwalt*        Director
-----------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*    Director
-----------------------------
Teresa Wynn Roseborough

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 12, 2011

----------
*General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-51950/811-05200), filed as Exhibit 13(ii) on April 13, 2010 and the power of attorney for Anne Belden filed herewith.

                               INDEX TO EXHIBITS

4(xlii)    Form of Tax-Sheltered Annuity Endorsement
10(i)      Consent of Independent Registered Public Accounting Firm (Deloitte &
           Touche LLP) for the Depositor, Registrant and the Guarantor
10(ii)     Consent of Independent Registered Public Accounting Firm (Deloitte &
           Touche LLP) for MetLife, Inc.
13(i)(b)   Powers of Attorney (MetLife Investors Insurance Company) for Kevin J.
           Paulson and Robert E. Sollmann, Jr.
13(ii)(b)  Power of Attorney (General American Life Insurance Company) for Anne
           Belden